                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


                                AMENDMENT NO. 1


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-10263

                                 AB Funds Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodney R. Miller, Esq.
                Annuity Board of the Southern Baptist Convention
                             2401 Cedar Springs Road
                              Dallas, TX 75201-1407
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 214-720-1171

                   Date of fiscal year end: December 31, 2003

                   Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

    [AB FUNDS LOGO]

          [AB FUNDS TRUST LOGO]

          Annual Report

          DECEMBER 31, 2003

                                         BLENDED FUNDS:

                                            -  FLEXIBLE INCOME FUND
                                            -  GROWTH & INCOME FUND
                                            -  CAPITAL OPPORTUNITIES FUND
                                            -  GLOBAL EQUITY FUND
                                            -  FLEXIBLE INCOME FUND I
                                            -  GROWTH & INCOME FUND I
                                            -  CAPITAL OPPORTUNITIES FUND I
                                            -  GLOBAL EQUITY FUND I
                                         SELECT FUNDS:

                                            -  MONEY MARKET FUND
                                            -  LOW-DURATION BOND FUND
                                            -  MEDIUM-DURATION BOND FUND
                                            -  EXTENDED-DURATION BOND FUND
                                            -  EQUITY INDEX FUND
                                            -  VALUE EQUITY FUND
                                            -  GROWTH EQUITY FUND
                                            -  SMALL CAP EQUITY FUND
                                            -  INTERNATIONAL EQUITY FUND

                                 AB Funds Trust
       Annuity Board of the Southern Baptist Convention ("Annuity Board")
                 SBC Financial Services, Inc. ("SBC Financial")
                     SBC Trust Services, Inc. ("SBC Trust")
                        PFPC Distributors, Inc. ("PFPC")

                     NOTICE CONCERNING YOUR PRIVACY RIGHTS

     This notice will provide you with information concerning our policies with respect to nonpublic personal information that we collect about you in connection with the following financial products and services provided and/or serviced by the entities listed above: individual retirement accounts ("IRAs") and/or personal mutual fund accounts.

     The confidentiality of your information is important to us as we recognize that you depend on us to keep your information confidential, as described in this notice.

     We collect nonpublic personal information about you with regard to your IRA and/or personal mutual fund accounts from the following sources:

     - Information we receive from you on applications or other forms;

     - Information about your transactions with us, our affiliates or others (including our third-party service providers);

     - Information we receive from others such as service providers, broker-dealers and your personal agents or representatives; and

     - Information you and others provide to us in correspondence sent to us, whether written, electronic or by telephone.

     We may disclose such nonpublic personal financial information about you to one or more of our affiliates. An affiliate of an organization means any entity that controls, is controlled by, or is under common control with that organization. For example, the Annuity Board, SBC Financial and SBC Trust are affiliates of one another. AB Funds Trust, Annuity Board, SBC Financial, SBC Trust and PFPC do not sell your personal information to nonaffiliated third parties.

     We may also disclose any of the personal information that we collect about you to nonaffiliated third parties as permitted by law. For example, we may provide your information to nonaffiliated companies that provide account services or that perform marketing services on our behalf and to other financial institutions with whom we have joint marketing agreements. We restrict access to nonpublic personal information about you to those of our employees who need to know that information in order for us to provide and/or service products or services to you. We also maintain physical, electronic, and procedural safeguards to guard your personal information.

     These procedures will continue to remain in effect after you cease to receive financial products and services from us.

     If you have any questions concerning our customer information policy, please contact a customer service representative at 1-800-262-0511.

TABLE OF CONTENTS

Letter from the President                      2
From the Chief Investment Officer              3
Blended Funds:
   Flexible Income                             7
   Growth & Income                            10
   Capital Opportunities                      13
   Global Equity                              16
   Financial Statements                       20
   Flexible Income I                          28
   Growth & Income I                          30
   Capital Opportunities I                    32
   Global Equity I                            34
   Financial Statements                       36
Select Funds:
   Money Market                               40
   Low-Duration Bond                          44
   Medium-Duration Bond                       53
   Extended-Duration Bond                     69
   Equity Index                               75
   Value Equity                               83
   Growth Equity                              94
   Small Cap Equity                           98
   International Equity                      119
   Financial Statements                      130
Notes to Financial Statements                147
Report of Independent Auditors               166
Fund Management                              167
Investment Sub-advisers                      169

This report has been prepared for shareholders of AB Funds Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing.

LETTER FROM THE PRESIDENT

                                                               February 16, 2004

[O. S. HAWKINS PHOTO]

Dear Shareholder:

We are pleased to bring you the AB Funds Trust annual report for 2003. This report reflects a welcome change in the investment climate for investors compared to recent years. We are pleased that through investment in AB Funds Trust, our shareholders participated in the broad advance in both the bond and stock markets.

The year 2003 reminds all investors of the importance of being properly positioned when market turns occur. History proves that post-recessionary rallies can be swift and strong, and this past year was no exception. We are proponents of investing in capital markets with a long-term strategic perspective and as a means of meeting specific long-term financial goals. While we stress the importance of reviewing an investment plan periodically, we also emphasize the importance of establishing a plan and staying with it through good and bad markets so that when market rallies occur investors are positioned to take advantage. Equity investors that did so in 2003 were richly rewarded.

While we celebrate bringing investment success to our shareholders this year, we are disappointed in certain developments within the financial services industry. The issues of market timing and late trading strike at the heart of the mutual fund industry. These issues must and undoubtedly will be resolved, but in so doing will likely change the way investors relate to mutual funds in the future. AB Funds Trust adheres to the highest ethical and professional standards in our industry. We have shared with you in previous correspondence our position on these issues and our resolve to review our policies, procedures and activities to ensure our business practices protect the interests of you, our shareholder.

This report reflects our unwavering commitment to integrity in financial reporting so that you may stay fully informed of your investments. We hope that you will find the information valuable. If you have questions regarding its content, please call us at 1-800-262-0511 or visit our web site at www.absbc.org. Our customer service specialists are ready to serve you.

Thank you for choosing to invest in AB Funds Trust.

Sincerely,

/s/ O. S. Hawkins

O. S. Hawkins

Past performance is no guarantee of future results. Share prices will fluctuate and there may be a gain or loss when shares are redeemed.
                         Not Part of the Annual Report

FROM THE CHIEF INVESTMENT OFFICER

[RODRIC E. CUMMINS PHOTO]

Rodric E. Cummins, CFA
                      The cyclical rally in stock investments that began early in 2003 continued through the fourth quarter in response to the surprisingly strong U.S. economy. The combination of low interest rates, huge monetary and fiscal stimulus, tax refunds and a weakening currency propelled the U.S. economy into the most robust period of growth in 20 years. This backdrop, coupled with uncertainty and very low expectations from investors at the beginning of the year, set the stage for impressive equity advances in 2003.

                      Investors that maintained well-diversified equity portfolios participated in returns for the year that were strong across all broadly defined global equity markets. U.S. small-cap stocks led all major asset classes by a wide margin. Additionally, international stocks received a large boost from emerging market regions and a weakening U.S. dollar. Small-cap stocks (as represented by the Russell 2000(R) Index) gained 14.52% during the fourth quarter and 47.25% for the year. International stocks (as represented by the MSCI ACWI(R) Free Ex-U.S.) returned 17.08% during the quarter and 40.83% for the year. By comparison, the S&P 500(R) Index posted a 12.18% return for the fourth quarter and 28.71% for the year.

ASSET CLASS PERFORMANCE COMPARISON
The following graph illustrates the performance of the major asset classes during 2003.

[ASSET CLASS BAR CHART]

                                                                          4TH QTR                             1 YEAR
                                                                          -------                             ------
S&P 500(R)(1)                                                              12.18                              28.71
Russell 2000(R)(2)                                                         14.52                              47.25
MSCI ACWI(R) Free Ex-US(3)                                                 17.08                              40.83
LB Aggregate(4)                                                             0.32                               4.10

(1)The S&P 500(R) Index is a capitalization-weighted index that includes a representative sample of 500 leading companies in leading industries of the U.S. economy. The index focuses on the large-cap segment of the market.

(2)The Russell 2000(R) Index is a small-cap index consisting of the smallest 2000 companies in the Russell 3000(R) Index, representing approximately 8% of the Russell 3000(R) Index total market capitalization.

(3)The MSCI ACWI(R) (All Country World Index) Free Ex-US is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets excluding the US.

(4)The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

                         Not Part of the Annual Report

Fixed income investments also enjoyed another solid year of positive returns despite a generally small rise in interest rates in the U.S. The Lehman Brothers Aggregate Bond Index posted a return of 0.32% during the fourth quarter, bringing the calendar year performance to 4.10%. Bonds were boosted by the corporate sector as an improving economy and stronger profit growth resulted in reduced credit spreads. Also, the bond market received a lift from the high yield and emerging market debt sectors, both of which posted equity-like returns for the year.

OUTLOOK

Financial markets discount existing conditions and react to changes in those conditions. The widespread pessimism that dominated the investment climate one year ago has rightfully given way to optimism that has boosted the fortunes of equity investors. This rapid change in market sentiment accounts in large part for the investment returns in 2003 that were far above forecasts, the historical norm or future sustainability. The economy's surprising performance reflects the powerful effects of unprecedented monetary and fiscal stimulus, the economy's resilience, and the strong U.S. global leadership position.

Economic growth and corporate profits in 2004 are expected to moderate from the post-recessionary surge experienced over the past year; however, the fundamental underpinning for continued growth seems to be solidly in place.

Bond investors are concerned about inflationary pressures resulting from aggressive monetary policies and improving economic growth. The Federal Reserve ("Fed") has set explicit targets of stronger economic growth and increased inflation, both of which are archenemies of fixed-income securities. If the Fed is successful in its pursuit, bond investors will likely experience investment returns far lower than those experienced in recent years.

U.S. ECONOMY -- GROSS DOMESTIC PRODUCT

As measured by GDP, the U.S. economy has generated positive growth for eight consecutive quarters through period ending 3Q03. Third quarter GDP grew at an 8.2% annual rate, which was the highest measure of economic expansion since the 4Q83. The economy responded to both aggressive monetary and fiscal policy. Economic growth has been broad based -- derived from both consumer and business spending.
[U.S. ECONOMY GRAPH]

                                                                      REAL GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
12/90                                                                            -3.20
                                                                                 -2.00
                                                                                  2.30
9/91                                                                              1.00
                                                                                  2.20
                                                                                  3.80
                                                                                  3.80
9/92                                                                              3.10
                                                                                  5.40
                                                                                 -0.10
                                                                                  2.50
9/93                                                                              1.80
                                                                                  6.20
                                                                                  3.40
                                                                                  5.70
9/94                                                                              2.20
                                                                                  5.00
                                                                                  1.50
                                                                                  0.80
9/95                                                                              3.10
                                                                                  3.20
                                                                                  2.90
                                                                                  6.80
9/96                                                                              2.00
                                                                                  4.60
                                                                                  4.40
                                                                                  5.90
9/97                                                                              4.20
                                                                                  2.80
                                                                                  6.10
                                                                                  2.20
9/98                                                                              4.10
                                                                                  6.70
                                                                                  3.00
                                                                                  2.00
9/99                                                                              5.20
                                                                                  7.10
                                                                                  2.60
                                                                                  4.80
9/00                                                                              0.60
                                                                                  1.10
                                                                                 -0.60
                                                                                 -1.60
9/01                                                                             -0.30
                                                                                  2.70
                                                                                  5.00
                                                                                  1.30
9/02                                                                              4.00
12/02                                                                             1.30
3/03                                                                              2.00
6/03                                                                              3.10
9/03                                                                              8.20

Gross Domestic Product ("GDP") is one of, if not the most widely used economic measures for the overall U.S. economy. GDP measures the total market value of all final goods and services produced within the U.S. during a specific period. The index is the percent change from quarter to quarter of GDP and is often presented as an annualized rate. Generally, it is viewed as positive for the equity markets as GDP expands reflecting an environment of economic growth and profitability. The converse is true when GDP is contracting.

Data Source: Bloomberg

U.S. EQUITY MARKET

Following three consecutive years of negative returns, the U.S. equity market, as measured by the S&P 500(R) Index, posted a strong return of 28.71% in 2003. The rebound in the U.S. equity market reflected the improvements in the economic environment and corporate earnings.
[LINE GRAPH]

                                                                    S&P 500 INDEX(R) (TOTAL RETURN)
                                                                    -------------------------------
12/72                                                                            18.98
12/73                                                                           -14.66
12/74                                                                           -26.47
12/75                                                                            37.20
12/76                                                                            23.84
12/77                                                                            -7.18
12/78                                                                             6.56
12/79                                                                            18.44
12/80                                                                            32.42
12/81                                                                            -4.91
12/82                                                                            21.41
12/83                                                                            22.51
12/84                                                                             6.27
12/85                                                                            32.16
12/86                                                                            18.47
12/87                                                                             5.23
12/88                                                                            16.81
12/89                                                                            31.49
12/90                                                                            -3.17
12/91                                                                            30.55
12/92                                                                             7.67
12/93                                                                             9.99
12/94                                                                             1.31
12/95                                                                            37.43
12/96                                                                            23.07
12/97                                                                            33.36
12/98                                                                            28.58
12/99                                                                            21.04
12/00                                                                            -9.11
12/01                                                                           -11.88
12/02                                                                           -22.10
12/03                                                                            28.71

The S&P 500(R) Index is used as a measure for the performance of large-cap, U.S. stocks.

                         Not Part of the Annual Report

S&P 500(R) INDEX PRICE/EARNINGS RATIO (P/E)

The P/E ratio for the S&P 500(R) Index indicates that stock valuations are not inexpensive based on historical standards.
[LINE GRAPH]

                                                                 S&P 500(R) INDEX P/E RATIO                  AVERAGE
                                                                 --------------------------                  -------
1/31/1977                                                                  10.829                            15.6557
2/28/1977                                                                  10.554                            15.6557
3/31/1977                                                                  10.038                            15.6557
4/29/1977                                                                   10.02                            15.6557
5/31/1977                                                                   9.782                            15.6557
6/30/1977                                                                  10.027                            15.6557
7/29/1977                                                                   9.772                            15.6557
8/31/1977                                                                   9.526                            15.6557
9/30/1977                                                                   9.319                            15.6557
10/31/1977                                                                   8.90                            15.6557
11/30/1977                                                                  9.104                            15.6557
12/30/1977                                                                  8.939                            15.6557
1/31/1978                                                                   8.362                            15.6557
2/28/1978                                                                   8.141                            15.6557
3/31/1978                                                                   8.193                            15.6557
4/28/1978                                                                   8.913                            15.6557
5/31/1978                                                                   8.922                            15.6557
6/30/1978                                                                   8.698                            15.6557
7/31/1978                                                                   9.179                            15.6557
8/31/1978                                                                   9.396                            15.6557
9/29/1978                                                                   9.026                            15.6557
10/31/1978                                                                  8.191                            15.6557
11/30/1978                                                                  8.303                            15.6557
12/29/1978                                                                  8.183                            15.6557
1/31/1979                                                                    8.48                            15.6557
2/28/1979                                                                   8.174                            15.6557
3/30/1979                                                                   8.209                            15.6557
4/30/1979                                                                   8.198                            15.6557
5/31/1979                                                                   7.976                            15.6557
6/29/1979                                                                   7.708                            15.6557
7/31/1979                                                                   7.761                            15.6557
8/31/1979                                                                   8.168                            15.6557
9/28/1979                                                                    7.83                            15.6557
10/31/1979                                                                  7.272                            15.6557
11/30/1979                                                                  7.586                            15.6557
12/31/1979                                                                  7.367                            15.6557
1/31/1980                                                                   7.784                            15.6557
2/29/1980                                                                   7.755                            15.6557
3/31/1980                                                                   6.753                            15.6557
4/30/1980                                                                   7.045                            15.6557
5/30/1980                                                                   7.384                            15.6557
6/30/1980                                                                   7.322                            15.6557
7/31/1980                                                                   7.773                            15.6557
8/29/1980                                                                   7.814                            15.6557
9/30/1980                                                                   8.021                            15.6557
10/31/1980                                                                  8.159                            15.6557
11/28/1980                                                                  9.024                            15.6557
12/31/1980                                                                  8.622                            15.6557
1/30/1981                                                                   8.216                            15.6557
2/27/1981                                                                   8.303                            15.6557
3/31/1981                                                                    8.53                            15.6557
4/30/1981                                                                   8.333                            15.6557
5/29/1981                                                                   8.328                            15.6557
6/30/1981                                                                   8.736                            15.6557
7/31/1981                                                                   8.404                            15.6557
8/31/1981                                                                    7.90                            15.6557
9/30/1981                                                                   7.561                            15.6557
10/30/1981                                                                  7.837                            15.6557
11/30/1981                                                                  8.123                            15.6557
12/31/1981                                                                  7.716                            15.6557
1/29/1982                                                                   7.582                            15.6557
2/26/1982                                                                   7.114                            15.6557
3/31/1982                                                                   7.069                            15.6557
4/30/1982                                                                   7.352                            15.6557
5/28/1982                                                                   7.067                            15.6557
6/30/1982                                                                   7.145                            15.6557
7/30/1982                                                                   6.988                            15.6557
8/31/1982                                                                   7.792                            15.6557
9/30/1982                                                                   8.124                            15.6557
10/29/1982                                                                  9.044                            15.6557
11/30/1982                                                                  9.369                            15.6557
12/31/1982                                                                  9.653                            15.6557
1/31/1983                                                                   9.982                            15.6557
2/28/1983                                                                  10.199                            15.6557
3/31/1983                                                                  10.714                            15.6557
4/29/1983                                                                  11.484                            15.6557
5/31/1983                                                                   11.35                            15.6557
6/30/1983                                                                  11.807                            15.6557
7/29/1983                                                                  11.434                            15.6557
8/31/1983                                                                  11.576                            15.6557
9/30/1983                                                                  11.519                            15.6557
10/31/1983                                                                 11.357                            15.6557
11/30/1983                                                                  11.79                            15.6557
12/30/1983                                                                 11.187                            15.6557
1/31/1984                                                                   11.05                            15.6557
2/29/1984                                                                  10.047                            15.6557
3/30/1984                                                                   9.836                            15.6557
4/30/1984                                                                   9.865                            15.6557
5/31/1984                                                                   9.252                            15.6557
6/29/1984                                                                   8.881                            15.6557
7/31/1984                                                                   8.705                            15.6557
8/31/1984                                                                   9.612                            15.6557
9/28/1984                                                                   9.319                            15.6557
10/31/1984                                                                   9.30                            15.6557
11/30/1984                                                                   9.14                            15.6557
12/31/1984                                                                  9.362                            15.6557
1/31/1985                                                                  10.054                            15.6557
2/28/1985                                                                  10.147                            15.6557
3/29/1985                                                                  10.097                            15.6557
4/30/1985                                                                  10.041                            15.6557
5/31/1985                                                                   10.59                            15.6557
6/28/1985                                                                  10.877                            15.6557
7/31/1985                                                                  10.799                            15.6557
8/30/1985                                                                  10.675                            15.6557
9/30/1985                                                                  10.579                            15.6557
10/31/1985                                                                  11.04                            15.6557
11/29/1985                                                                 11.748                            15.6557
12/31/1985                                                                 12.351                            15.6557
1/31/1986                                                                  12.367                            15.6557
2/28/1986                                                                  13.241                            15.6557
3/31/1986                                                                  13.822                            15.6557
4/30/1986                                                                  13.659                            15.6557
5/30/1986                                                                  14.385                            15.6557
6/30/1986                                                                  14.433                            15.6557
7/31/1986                                                                  13.577                            15.6557
8/29/1986                                                                   14.53                            15.6557
9/30/1986                                                                  12.947                            15.6557
10/31/1986                                                                 13.643                            15.6557
11/28/1986                                                                 13.911                            15.6557
12/31/1986                                                                 13.418                            15.6557
1/30/1987                                                                  15.168                            15.6557
2/27/1987                                                                  15.685                            15.6557
3/31/1987                                                                   16.29                            15.6557
4/30/1987                                                                  15.972                            15.6557
5/29/1987                                                                  16.074                            15.6557
6/30/1987                                                                  16.506                            15.6557
7/31/1987                                                                  17.186                            15.6557
8/31/1987                                                                  17.806                            15.6557
9/30/1987                                                                  17.512                            15.6557
10/30/1987                                                                 13.745                            15.6557
11/30/1987                                                                 12.511                            15.6557
12/31/1987                                                                  12.87                            15.6557
1/29/1988                                                                  13.315                            15.6557
2/29/1988                                                                  13.814                            15.6557
3/31/1988                                                                  12.573                            15.6557
4/29/1988                                                                  12.594                            15.6557
5/31/1988                                                                  12.574                            15.6557
6/30/1988                                                                  12.489                            15.6557
7/29/1988                                                                  12.371                            15.6557
8/31/1988                                                                  11.867                            15.6557
9/30/1988                                                                  11.471                            15.6557
10/31/1988                                                                 11.731                            15.6557
11/30/1988                                                                 11.459                            15.6557
12/30/1988                                                                 11.202                            15.6557
1/31/1989                                                                  11.924                            15.6557
2/28/1989                                                                  11.513                            15.6557
3/31/1989                                                                  11.283                            15.6557
4/28/1989                                                                  14.042                            15.6557
5/31/1989                                                                  14.326                            15.6557
6/30/1989                                                                  13.948                            15.6557
7/31/1989                                                                  15.346                            15.6557
8/31/1989                                                                  15.475                            15.6557
9/29/1989                                                                  12.704                            15.6557
10/31/1989                                                                 12.433                            15.6557
11/30/1989                                                                  12.65                            15.6557
12/29/1989                                                                 13.218                            15.6557
1/31/1990                                                                  12.342                            15.6557
2/28/1990                                                                  12.419                            15.6557
3/30/1990                                                                  13.325                            15.6557
4/30/1990                                                                  12.984                            15.6557
5/31/1990                                                                  14.162                            15.6557
6/29/1990                                                                  14.716                            15.6557
7/31/1990                                                                  14.612                            15.6557
8/31/1990                                                                  13.206                            15.6557
9/28/1990                                                                  12.643                            15.6557
10/31/1990                                                                 12.566                            15.6557
11/30/1990                                                                 13.298                            15.6557
12/31/1990                                                                 13.725                            15.6557
1/31/1991                                                                   14.25                            15.6557
2/28/1991                                                                  15.192                            15.6557
3/28/1991                                                                  15.215                            15.6557
4/30/1991                                                                  15.227                            15.6557
5/31/1991                                                                  15.776                            15.6557
6/28/1991                                                                  14.877                            15.6557
7/31/1991                                                                  15.578                            15.6557
8/30/1991                                                                   15.92                            15.6557
9/30/1991                                                                  16.097                            15.6557
10/31/1991                                                                 16.297                            15.6557
11/29/1991                                                                 15.643                            15.6557
12/31/1991                                                                 17.947                            15.6557
1/31/1992                                                                  17.499                            15.6557
2/28/1992                                                                  17.558                            15.6557
3/31/1992                                                                  17.969                            15.6557
4/30/1992                                                                   18.48                            15.6557
5/29/1992                                                                  18.539                            15.6557
6/30/1992                                                                  18.092                            15.6557
7/31/1992                                                                  18.836                            15.6557
8/31/1992                                                                  18.557                            15.6557
9/30/1992                                                                  18.562                            15.6557
10/30/1992                                                                 18.567                            15.6557
11/30/1992                                                                 18.736                            15.6557
12/31/1992                                                                 18.918                            15.6557
1/29/1993                                                                   18.99                            15.6557
2/26/1993                                                                  17.811                            15.6557
3/31/1993                                                                  18.162                            15.6557
4/30/1993                                                                  17.497                            15.6557
5/28/1993                                                                  17.414                            15.6557
6/30/1993                                                                  17.526                            15.6557
7/30/1993                                                                  17.385                            15.6557
8/31/1993                                                                  17.742                            15.6557
9/30/1993                                                                  17.571                            15.6557
10/29/1993                                                                 17.734                            15.6557
11/30/1993                                                                 17.837                            15.6557
12/31/1993                                                                 17.995                            15.6557
1/31/1994                                                                  18.477                            15.6557
2/28/1994                                                                  17.399                            15.6557
3/31/1994                                                                  16.665                            15.6557
4/29/1994                                                                  16.819                            15.6557
5/31/1994                                                                  16.454                            15.6557
6/30/1994                                                                  16.046                            15.6557
7/29/1994                                                                  16.544                            15.6557
8/31/1994                                                                  16.733                            15.6557
9/30/1994                                                                  16.284                            15.6557
10/31/1994                                                                  16.05                            15.6557
11/30/1994                                                                 15.107                            15.6557
12/30/1994                                                                 15.221                            15.6557
1/31/1995                                                                  15.604                            15.6557
2/28/1995                                                                  15.306                            15.6557
3/31/1995                                                                  15.599                            15.6557
4/28/1995                                                                  15.954                            15.6557
5/31/1995                                                                  15.689                            15.6557
6/30/1995                                                                  15.964                            15.6557
7/31/1995                                                                  16.267                            15.6557
8/31/1995                                                                  15.581                            15.6557
9/29/1995                                                                  16.229                            15.6557
10/31/1995                                                                 16.182                            15.6557
11/30/1995                                                                 16.561                            15.6557
12/29/1995                                                                 16.901                            15.6557
1/31/1996                                                                  17.404                            15.6557
2/29/1996                                                                  17.677                            15.6557
3/29/1996                                                                  17.934                            15.6557
4/30/1996                                                                  18.204                            15.6557
5/31/1996                                                                  18.331                            15.6557
6/28/1996                                                                   18.41                            15.6557
7/31/1996                                                                  17.492                            15.6557
8/30/1996                                                                  17.486                            15.6557
9/30/1996                                                                  18.379                            15.6557
10/31/1996                                                                 18.879                            15.6557
11/29/1996                                                                 19.726                            15.6557
12/31/1996                                                                 19.443                            15.6557
1/31/1997                                                                  20.666                            15.6557
2/28/1997                                                                  20.813                            15.6557
3/31/1997                                                                   19.89                            15.6557
4/30/1997                                                                  21.188                            15.6557
5/30/1997                                                                  22.504                            15.6557
6/30/1997                                                                  23.469                            15.6557
7/31/1997                                                                  25.327                            15.6557
8/29/1997                                                                  24.099                            15.6557
9/30/1997                                                                  25.349                            15.6557
10/31/1997                                                                 24.502                            15.6557
11/28/1997                                                                 25.688                            15.6557
12/31/1997                                                                 22.249                            15.6557
1/30/1998                                                                   22.44                            15.6557
2/27/1998                                                                  28.363                            15.6557
3/31/1998                                                                  29.845                            15.6557
4/30/1998                                                                  30.162                            15.6557
5/29/1998                                                                  29.574                            15.6557
6/30/1998                                                                  24.656                            15.6557
7/31/1998                                                                  24.352                            15.6557
8/31/1998                                                                  20.609                            15.6557
9/30/1998                                                                  22.008                            15.6557
10/30/1998                                                                 24.025                            15.6557
11/30/1998                                                                 25.786                            15.6557
12/31/1998                                                                 27.918                            15.6557
1/29/1999                                                                  28.998                            15.6557
2/26/1999                                                                  27.599                            15.6557
3/31/1999                                                                  28.584                            15.6557
4/30/1999                                                                  29.294                            15.6557
5/28/1999                                                                   29.10                            15.6557
6/30/1999                                                                  30.709                            15.6557
7/30/1999                                                                  29.754                            15.6557
8/31/1999                                                                  28.661                            15.6557
9/30/1999                                                                  28.146                            15.6557
10/29/1999                                                                 29.935                            15.6557
11/30/1999                                                                 29.543                            15.6557
12/31/1999                                                                 31.493                            15.6557
1/31/2000                                                                   29.85                            15.6557
2/29/2000                                                                   27.57                            15.6557
3/31/2000                                                                  29.976                            15.6557
4/28/2000                                                                   28.61                            15.6557
5/31/2000                                                                  27.162                            15.6557
6/30/2000                                                                  28.455                            15.6557
7/31/2000                                                                  27.907                            15.6557
8/31/2000                                                                  28.704                            15.6557
9/30/2000                                                                  26.876                            15.6557
10/31/2000                                                                 26.095                            15.6557
11/30/2000                                                                 23.997                            15.6557
12/31/2000                                                                 24.204                            15.6557
1/31/2001                                                                  24.592                            15.6557
2/28/2001                                                                   22.65                            15.6557
3/31/2001                                                                   21.32                            15.6557
4/30/2001                                                                  22.918                            15.6557
5/31/2001                                                                  22.837                            15.6557
6/30/2001                                                                  22.642                            15.6557
7/31/2001                                                                  23.084                            15.6557
8/31/2001                                                                  22.335                            15.6557
9/30/2001                                                                  20.649                            15.6557
10/31/2001                                                                 21.447                            15.6557
11/30/2001                                                                  24.37                            15.6557
12/31/2001                                                                 24.711                            15.6557
1/31/2002                                                                  24.395                            15.6557
2/28/2002                                                                  25.199                            15.6557
3/31/2002                                                                   26.25                            15.6557
4/30/2002                                                                   24.38                            15.6557
5/31/2002                                                                   24.46                            15.6557
6/30/2002                                                                   23.20                            15.6557
7/31/2002                                                                   21.54                            15.6557
8/30/2002                                                                   21.50                            15.6557
9/30/2002                                                                   19.23                            15.6557
10/31/2002                                                                  19.98                            15.6557
11/30/2002                                                                  20.54                            15.6557
12/31/2002                                                                  19.42                            15.6557
1/31/2003                                                                   18.38                            15.6557
2/28/2003                                                                  17.657                            15.6557
3/31/2003                                                                   17.91                            15.6557
4/30/2003                                                                   19.50                            15.6557
5/31/2003                                                                   19.59                            15.6557
6/30/2003                                                                   19.78                            15.6557
7/31/2003                                                                   19.89                            15.6557
8/31/2003                                                                   19.88                            15.6557
9/30/2003                                                                   19.63                            15.6557
10/31/2003                                                                  20.72                            15.6557
11/30/2003                                                                  20.50                            15.6557
12/31/2003                                                                  21.51                            15.6557

P/E is the ratio of a stock's price divided by its earnings per share. In this case, the P/E ratio is represented for the entire index. The ratio, or multiple, reflects the price an investor is willing to pay for a dollar of expected earnings per share.

Data Source: Stockval and Barra

FEDERAL RESERVE BANK

During 2003, the Federal Reserve Bank ("Fed") continued its aggressive monetary stance in its efforts to stimulate a struggling economy and hold off deflation. The Fed left the Fed Funds rate unchanged at 1.25% until June when it cut the rate by .25% to 1.00%. In December, the Fed announced its plan to remain "accommodative" for some time indicating future rate increases may be slow to come. The year ended with the Fed Funds rate at 1.00% -- its lowest level in over four decades.
[LINE GRAPH]

                                                                  FEDERAL FUNDS TARGET INTEREST RATE
                                                                  ----------------------------------
9/91                                                                             5.28
                                                                                 5.00
                                                                                 4.75
                                                                                 4.00
                                                                                 4.00
                                                                                 4.00
                                                                                 4.00
                                                                                 3.75
                                                                                 3.75
                                                                                 3.75
                                                                                 3.25
                                                                                 3.25
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
6/93                                                                             3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.00
                                                                                 3.25
                                                                                 3.50
                                                                                 3.75
                                                                                 4.25
                                                                                 4.25
                                                                                 4.25
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 6.00
                                                                                 6.00
                                                                                 6.00
                                                                                 6.00
6/95                                                                             6.00
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.75
                                                                                 5.50
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
6/97                                                                             5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.25
                                                                                 5.00
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
                                                                                 4.75
6/99                                                                             5.00
                                                                                 5.00
                                                                                 5.25
                                                                                 5.25
                                                                                 5.25
                                                                                 5.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.75
                                                                                 6.00
                                                                                 6.00
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 6.50
                                                                                 5.50
                                                                                 5.50
                                                                                 5.00
                                                                                 4.50
                                                                                 4.00
6/01                                                                             3.75
                                                                                 3.75
                                                                                 3.50
                                                                                 3.00
                                                                                 2.50
                                                                                 2.00
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.75
                                                                                 1.25
12/02                                                                            1.25
1/03                                                                             1.25
3/03                                                                             1.25
5/03                                                                             1.25
6/03                                                                             1.00
8/03                                                                             1.00
9/03                                                                             1.00
10/03                                                                            1.00
12/03                                                                            1.00

The Federal Reserve Bank is the central bank of the U.S. with the responsibility of implementing monetary policy. The federal funds rate is the rate banks with excess reserves loan funds to banks needing additional reserves. The fed funds rate is one tool the Fed can use in their efforts of controlling money supply. It is viewed as a stimulus to the economy and to equity markets when the Fed lowers the federal funds rate given money supply increases. Contrarily, the opposite is true when the Fed increases the fed funds rate creating an environment for money supply contraction.

Data Source: Bloomberg

CONSUMER CONFIDENCE

Consumer confidence fell to 61.5 in March, its lowest point of the year when the U.S. invaded Iraq. Since March, the Conference Board index improved to higher levels resulting from the improving economic landscape and the prospects for new job creation. In November, the confidence level hit a 14 month high at 92.50 prior to dropping slightly to 91.70 in December.
[LINE GRAPH]

                                                                       CONSUMER CONFIDENCE INDEX
                                                                       -------------------------
10/90                                                                            62.60
                                                                                 61.70
12/90                                                                            61.20
                                                                                 55.10
                                                                                 59.40
                                                                                 81.10
                                                                                 79.40
                                                                                 76.40
                                                                                 78.00
                                                                                 77.70
                                                                                 76.10
                                                                                 72.90
                                                                                 60.10
                                                                                 52.70
12/91                                                                            52.50
                                                                                 50.20
                                                                                 47.30
                                                                                 56.50
                                                                                 65.10
                                                                                 71.90
                                                                                 72.60
                                                                                 61.20
                                                                                 59.00
                                                                                 57.30
                                                                                 54.60
                                                                                 65.60
12/92                                                                            78.10
                                                                                 76.70
                                                                                 68.50
                                                                                 63.20
                                                                                 67.60
                                                                                 61.90
                                                                                 58.60
                                                                                 59.20
                                                                                 59.30
                                                                                 63.80
                                                                                 60.50
                                                                                 71.90
12/93                                                                            79.80
                                                                                 82.60
                                                                                 79.90
                                                                                 86.70
                                                                                 92.10
                                                                                 88.90
                                                                                 92.50
                                                                                 91.30
                                                                                 90.40
                                                                                 89.50
                                                                                 89.10
                                                                                100.40
12/94                                                                           103.40
                                                                                101.40
                                                                                 99.40
                                                                                100.20
                                                                                104.60
                                                                                102.00
                                                                                 94.60
                                                                                101.40
                                                                                102.40
                                                                                 97.30
                                                                                 96.30
                                                                                101.60
12/95                                                                            99.20
                                                                                 88.40
                                                                                 98.00
                                                                                 98.40
                                                                                104.80
                                                                                103.50
                                                                                100.10
                                                                                107.00
                                                                                112.00
                                                                                111.80
                                                                                107.30
                                                                                109.50
12/96                                                                           114.20
                                                                                118.70
                                                                                118.90
                                                                                118.50
                                                                                118.50
                                                                                127.90
                                                                                129.90
                                                                                126.30
                                                                                127.60
                                                                                130.20
                                                                                123.40
                                                                                128.10
12/97                                                                           136.20
                                                                                128.30
                                                                                137.40
                                                                                133.80
                                                                                137.20
                                                                                136.30
                                                                                138.20
                                                                                137.20
                                                                                133.10
                                                                                126.40
                                                                                119.30
                                                                                126.40
12/98                                                                           126.70
                                                                                128.90
                                                                                133.10
                                                                                134.00
                                                                                135.50
                                                                                137.70
                                                                                139.00
                                                                                136.20
                                                                                136.00
                                                                                134.20
                                                                                130.50
                                                                                137.00
12/99                                                                           141.70
                                                                                144.70
                                                                                140.80
                                                                                137.10
                                                                                137.70
                                                                                144.70
                                                                                139.20
                                                                                143.00
                                                                                140.80
                                                                                142.50
                                                                                135.80
                                                                                132.60
12/00                                                                           128.60
                                                                                115.70
                                                                                109.20
                                                                                116.90
                                                                                109.90
                                                                                116.10
                                                                                118.90
                                                                                116.30
                                                                                114.00
                                                                                 97.00
                                                                                 85.30
                                                                                 84.90
12/01                                                                            94.60
                                                                                 97.80
                                                                                 95.00
                                                                                110.70
                                                                                108.50
                                                                                110.30
                                                                                106.30
                                                                                 97.40
                                                                                 94.50
                                                                                 93.70
                                                                                 79.60
                                                                                 84.90
12/02                                                                            80.30
                                                                                 78.80
                                                                                 64.80
                                                                                 61.40
                                                                                 81.00
                                                                                 83.60
                                                                                 83.50
                                                                                 77.00
                                                                                 81.70
                                                                                 77.00
                                                                                 81.70
                                                                                 92.50
12/03                                                                            91.70

The Consumer Confidence Index is computed on a monthly basis for the purpose of measuring consumers' attitude toward the economy. The trend in this economic measure is closely monitored given consumers comprise approximately two-thirds of the U.S. economy. Generally, it is viewed as positive to the economy and equity markets when the index increases. This reflects the fact that consumers are positive regarding their economic outlook and that they are more willing to spend money providing further economic stimulus.

Data Source: Bloomberg

U.S. UNEMPLOYMENT

The unemployment rate in the U.S. continued to climb through the first two quarters of the year. Beginning the year at 5.8%, the unemployment rate elevated to 6.30% in June, its highest level since July 1994. Following its peak, unemployment steadily improved and ended the year at 5.70%. Although unemployment is a lagging economic indicator, job creation resulting from the economic recovery has been slow.
[LINE GRAPH]

                                                                        U.S. UNEMPLOYMENT RATE
                                                                        ----------------------
10/90                                                                            5.90
                                                                                 6.20
12/90                                                                            6.30
                                                                                 6.40
                                                                                 6.60
                                                                                 6.80
                                                                                 6.70
                                                                                 6.90
                                                                                 6.90
                                                                                 6.80
                                                                                 6.90
                                                                                 6.90
                                                                                 7.00
                                                                                 7.00
12/91                                                                            7.30
                                                                                 7.30
                                                                                 7.40
                                                                                 7.40
                                                                                 7.40
                                                                                 7.60
                                                                                 7.80
                                                                                 7.70
                                                                                 7.60
                                                                                 7.60
                                                                                 7.30
                                                                                 7.40
12/92                                                                            7.40
                                                                                 7.30
                                                                                 7.10
                                                                                 7.00
                                                                                 7.10
                                                                                 7.10
                                                                                 7.00
                                                                                 6.90
                                                                                 6.80
                                                                                 6.70
                                                                                 6.80
                                                                                 6.60
12/93                                                                            6.50
                                                                                 6.80
                                                                                 6.60
                                                                                 6.50
                                                                                 6.40
                                                                                 6.10
                                                                                 6.10
                                                                                 6.30
                                                                                 6.00
                                                                                 5.80
                                                                                 5.80
                                                                                 5.60
12/94                                                                            5.50
                                                                                 5.60
                                                                                 5.40
                                                                                 5.40
                                                                                 5.80
                                                                                 5.60
                                                                                 5.60
                                                                                 5.70
                                                                                 5.70
                                                                                 5.60
                                                                                 5.50
                                                                                 5.60
12/95                                                                            5.60
                                                                                 5.60
                                                                                 5.50
                                                                                 5.50
                                                                                 5.60
                                                                                 5.60
                                                                                 5.30
                                                                                 5.50
                                                                                 5.10
                                                                                 5.20
                                                                                 5.20
                                                                                 5.40
12/96                                                                            5.40
                                                                                 5.30
                                                                                 5.20
                                                                                 5.20
                                                                                 5.10
                                                                                 4.90
                                                                                 5.00
                                                                                 4.90
                                                                                 4.80
                                                                                 4.90
                                                                                 4.70
                                                                                 4.60
12/97                                                                            4.70
                                                                                 4.60
                                                                                 4.60
                                                                                 4.70
                                                                                 4.40
                                                                                 4.40
                                                                                 4.50
                                                                                 4.60
                                                                                 4.50
                                                                                 4.50
                                                                                 4.50
                                                                                 4.40
12/98                                                                            4.40
                                                                                 4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.40
                                                                                 4.20
                                                                                 4.30
                                                                                 4.30
                                                                                 4.20
                                                                                 4.20
                                                                                 4.10
                                                                                 4.10
12/99                                                                            4.10
                                                                                 4.00
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.10
                                                                                 4.00
                                                                                 4.10
                                                                                 4.10
                                                                                 4.00
                                                                                 3.90
                                                                                 4.00
12/00                                                                            4.00
                                                                                 4.20
                                                                                 4.20
                                                                                 4.30
                                                                                 4.50
                                                                                 4.40
                                                                                 4.60
                                                                                 4.60
                                                                                 4.90
                                                                                 5.00
                                                                                 5.40
                                                                                 5.60
12/01                                                                            5.80
                                                                                 5.60
                                                                                 5.50
                                                                                 5.70
                                                                                 6.00
                                                                                 5.80
                                                                                 5.90
                                                                                 5.90
                                                                                 5.70
                                                                                 5.60
                                                                                 5.70
                                                                                 6.00
12/02                                                                            6.00
                                                                                 5.80
                                                                                 5.90
                                                                                 5.80
                                                                                 6.00
                                                                                 6.10
                                                                                 6.30
                                                                                 6.20
                                                                                 6.10
                                                                                 6.10
                                                                                 6.00
                                                                                 5.90
12/03                                                                            5.70

The U.S. unemployment rate measures the numbers of persons unemployed as a percentage of the labor force. Typically, unemployment tends to increase during and be associated with difficult economic periods. Conversely, the unemployment rate generally declines during and is accompanied by expansionary economic times. Additionally, very low unemployment can place inflationary pressure on the economy as labor markets become very competitive and expensive.

Data Source: Bloomberg

                         Not Part of the Annual Report

U.S. TREASURY YIELD CURVE

The U.S. Treasury yield curve maintained its upward sloping position during 2003 but shifted upward across all maturities with the exception of the short-end of the yield curve. The majority of the increase in yields occurred between the 5-year and 10-year segment of the curve. Although inflation pressures remained at bay, the increase in rates reflected the prospects for continued economic growth.
[LINE GRAPH]

                                                          12.0000/31/01               12.0000/31/02
3mo.                                                             1.7200                      1.1900
6mo.                                                             1.7900                      1.2040
2yr.                                                             3.0220                      1.5980
5yr.                                                             4.3000                      2.7340
10yr.                                                            5.0490                      3.8140
30yr.                                                            5.4650                      4.7790

                                                              Spread
3mo.                                                         -0.5306
6mo.                                                         -0.5861
2yr.                                                         -1.4241
5yr.                                                         -1.5663
10yr.                                                        -1.2351
30yr.                                                        -0.6861

The Treasury yield curve illustrates the relationship between yields on short-term, intermediate-term and long-term Treasury securities. Normally, the shape of the yield curve is upward sloping with rates increasing from the short end of the curve moving higher to the long end. The short end of the curve is impacted more by monetary policy (demand for money) while inflationary expectations and market forces impact the long end of the curve.

Data Source: Bloomberg

                         Not Part of the Annual Report

FLEXIBLE INCOME FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the fourth quarter were 18% U.S. equity, 7% non-U.S. equity, and 75% fixed income. The fund's composite benchmark performance for the quarter was 3.41%.

The fund posted a positive return that was below its composite benchmark for the fourth quarter. The fund's performance was materially impacted by its targeted allocation of 75% to the Low-Duration Bond Fund which slightly added to the fund's returns but negatively impacted its relative performance given the Low-Duration Bond Fund slightly underperformed its respective benchmark during the quarter. Allocations to each of the Equity Select Funds added to the fund's return during the period reflecting the gain in both domestic and international markets.

                         Not Part of the Annual Report

FLEXIBLE INCOME FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*     RETAIL CLASS*     BENCHMARK INDEX**
                                                                -----------------     -------------     -----------------
  One Year                                                             9.33%               9.06%              9.19%
  Since Inception (8/27/01 -- 12/31/03)                                3.73%               3.51%              4.03%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.
[LINE GRAPH]

                                                                      RETIREMENT CLASS                  BENCHMARK INDEX**
                                                                      ----------------                  -----------------
8/27/01                                                                   10000.00                           10000.00
8/31/01                                                                    9940.00                            9926.00
9/30/01                                                                    9789.00                            9818.00
10/31/01                                                                   9947.00                            9948.00
11/30/01                                                                  10068.00                           10105.00
12/31/01                                                                  10079.00                           10142.00
1/31/02                                                                   10072.00                           10107.00
2/28/02                                                                   10079.00                           10109.00
3/31/02                                                                   10133.00                           10175.00
4/30/02                                                                   10133.00                           10162.00
5/31/02                                                                   10156.00                           10177.00
6/30/02                                                                   10033.00                           10075.00
7/31/02                                                                    9842.00                            9956.00
8/31/02                                                                    9911.00                            9990.00
9/30/02                                                                    9719.00                            9789.00
10/31/02                                                                   9880.00                            9986.00
11/30/02                                                                  10018.00                           10107.00
12/31/02                                                                   9968.00                           10050.00
1/31/03                                                                    9920.00                            9981.00
2/28/03                                                                    9920.00                            9968.00
3/31/03                                                                    9944.00                            9990.00
4/30/03                                                                   10153.00                           10216.00
5/31/03                                                                   10362.00                           10401.00
6/30/03                                                                   10419.00                           10456.00
7/30/03                                                                   10410.00                           10476.00
8/31/03                                                                   10491.00                           10544.00
9/30/03                                                                   10563.00                           10611.00
10/31/03                                                                  10692.00                           10745.00
11/30/03                                                                  10724.00                           10783.00
12/31/03                                                                  10898.00                           10973.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                           SHARES        VALUE
-----------------                         ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.4%
  AB Funds Trust -- Equity Index Fund
    (Retirement Class)(inf)                  156,730   $  2,369,753
  AB Funds Trust -- Growth Equity Fund
    (Retirement Class)(inf)                1,558,967     22,682,975
  AB Funds Trust -- International Equity
    Fund (Retirement Class)(inf)           1,445,182     18,729,554
  AB Funds Trust -- Low-Duration Bond
    Fund (Retirement Class)(inf)          15,340,486    199,426,317
  AB Funds Trust -- Money Market Fund
    (Retirement Class)(inf)                2,175,235      2,175,235
  AB Funds Trust -- Small Cap Equity
    Fund (Retirement Class)(inf)             228,930      3,431,655
  AB Funds Trust -- Value Equity Fund
    (Retirement Class)(inf)                1,501,779     22,947,182
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $227,052,215)                                   271,762,671
                                                       ------------

                                             PAR
                                          ----------
U.S. TREASURY OBLIGATIONS -- 0.6%
  U.S. Treasury Bill
    0.89%, 01/22/04++++                   $   90,000         89,956
                                                       ------------
  U.S. Treasury Note
    1.88%, 11/30/05                        1,650,000      1,653,610
                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,736,680)                                       1,743,566
                                                       ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $228,788,895)                                   273,506,237
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                             (4,060)
                                                       ------------
NET ASSETS -- 100.0%                                   $273,502,177
                                                       ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the fourth quarter were 37% U.S. equity, 14% non-U.S. equity, and 49% fixed income. The fund's composite benchmark performance for the quarter was 6.86%.

The fund generated a positive return but underperformed its composite benchmark for the fourth quarter. The fund's 51% allocation to the Equity Select Funds generated the majority of its return as both domestic and international equity markets delivered positive returns during the quarter, while the fund's 49% allocation to the Fixed Income Select Funds minimally impacted performance during the quarter reflecting the flat returns in the bond markets. Allocations to the Medium-Duration Bond Fund, Extended-Duration Bond Fund, Value Equity Fund and the Small Cap Equity Fund benefited the fund's relative performance as they outperformed their respective benchmarks during the quarter. Allocations to the Low-Duration Bond Fund, the Growth Equity Fund and the International Equity Fund detracted from relative performance by underperforming their respective benchmarks for the quarter.

                         Not Part of the Annual Report

GROWTH & INCOME FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                                -----------------    -------------    -----------------
  One Year                                                        18.79%              18.52%            18.22%
  Since Inception (8/27/01 -- 12/31/03)                            4.42%               4.20%             4.74%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.
[LINE GRAPH]

                                                               GROWTH & INC. RETIREMENT CLASS           BENCHMARK INDEX**
                                                               ------------------------------           -----------------
8/27/01                                                                   10000.00                           10000.00
8/31/01                                                                    9854.00                            9843.00
9/30/01                                                                    9410.00                            9443.00
10/31/01                                                                   9643.00                            9657.00
11/30/01                                                                   9920.00                            9923.00
12/31/01                                                                   9953.00                            9960.00
1/31/02                                                                    9901.00                            9899.00
2/28/02                                                                    9901.00                            9881.00
3/31/02                                                                   10049.00                           10028.00
4/30/02                                                                    9953.00                            9938.00
5/31/02                                                                    9960.00                            9951.00
6/30/02                                                                    9664.00                            9673.00
7/31/02                                                                    9234.00                            9324.00
8/31/02                                                                    9345.00                            9419.00
9/30/02                                                                    8916.00                            8999.00
10/31/02                                                                   9160.00                            9306.00
11/30/02                                                                   9442.00                            9571.00
12/31/02                                                                   9319.00                            9430.00
1/31/03                                                                    9216.00                            9305.00
2/28/03                                                                    9201.00                            9288.00
3/31/03                                                                    9216.00                            9296.00
4/30/03                                                                    9642.00                            9731.00
5/31/03                                                                   10044.00                           10118.00
6/30/03                                                                   10131.00                           10195.00
7/30/03                                                                   10092.00                           10145.00
8/31/03                                                                   10265.00                           10301.00
9/30/03                                                                   10375.00                           10433.00
10/31/03                                                                  10651.00                           10706.00
11/30/03                                                                  10738.00                           10803.00
12/31/03                                                                  11070.00                           11148.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                SHARES          VALUE
-----------------              -----------   --------------
AFFILIATED MUTUAL FUNDS -- 98.9%
  AB Funds Trust -- Equity
    Index Fund (Retirement
    Class)(inf)                  1,647,129   $   24,904,597
  AB Funds Trust -- Extended-
    Duration Bond Fund
    (Retirement Class)(inf)      7,774,478      114,906,791
  AB Funds Trust -- Growth
    Equity Fund (Retirement
    Class)(inf)                 12,087,976      175,880,055
  AB Funds Trust --
    International Equity Fund
    (Retirement Class)(inf)     12,580,682      163,045,642
  AB Funds Trust -- Low-
    Duration Bond Fund
    (Retirement Class)(inf)     12,458,518      161,960,733
  AB Funds Trust -- Medium-
    Duration Bond Fund
    (Retirement Class)(inf)     19,167,701      260,297,384
  AB Funds Trust -- Money
    Market Fund (Retirement
    Class)(inf)                 15,992,626       15,992,626
  AB Funds Trust -- Small Cap
    Equity Fund (Retirement
    Class)(inf)                  1,905,334       28,560,951
  AB Funds Trust -- Value
    Equity Fund (Retirement
    Class)(inf)                 12,099,826      184,885,335
                                             --------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $972,045,212)                         1,130,434,114
                                             --------------

                                  PAR
                              -----------
U.S. TREASURY OBLIGATIONS -- 1.1%
  U.S. Treasury Bills
    0.75%, 01/22/04++++       $    40,000           39,983
    0.89%, 01/22/04++++           630,000          629,690
    0.93%, 01/22/04++++            45,000           44,978
                                            --------------
                                                   714,651
                                            --------------
  U.S. Treasury Note
    4.75%, 11/15/08            10,660,000       11,415,367
                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $12,058,251)                            12,130,018
                                            --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $984,103,463)                        1,142,564,132
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                              166,314
                                            --------------
NET ASSETS -- 100.0%                        $1,142,730,446
                                            ==============

---------------
++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the quarter were 56% U.S. equity, 20% non-U.S. equity, and 24% fixed income. The fund's composite benchmark performance for the fourth quarter was 10.19%.

The fund generated a positive return but underperformed its composite benchmark for the fourth quarter. With a 76% allocation to the Equity Select Funds, the fund benefited from the strong performance in both domestic and international equity markets. The fund's 24% allocation to the Fixed Income Select Funds minimally impacted the fund's performance during the quarter reflecting the flat returns in the bond markets. Allocations to the Medium-Duration Bond Fund, Extended-Duration Bond Fund, Value Equity Fund, and Small Cap Equity Fund benefited the fund's relative performance as these funds outperformed their respective benchmarks during the quarter. Allocations to the Low-Duration Bond Fund, the Growth Equity Fund and the International Equity Fund, detracted from relative performance of the fund by underperforming their respective benchmarks for the quarter.

                         Not Part of the Annual Report

CAPITAL OPPORTUNITIES FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                           RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                           -----------------    -------------    -----------------
  One Year                                                      25.23%             24.93%             25.70%
  Since Inception (8/27/01 -- 12/31/03)                          2.85%              2.60%              3.28%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  BENCHMARK INDEX**
                                                                      ----------------                  -----------------
8/27/01                                                                   10000.00                           10000.00
8/31/01                                                                    9759.00                            9736.00
9/30/01                                                                    9081.00                            9087.00
10/31/01                                                                   9314.00                            9301.00
11/30/01                                                                   9759.00                            9751.00
12/31/01                                                                   9832.00                            9836.00
1/31/02                                                                    9714.00                            9707.00
2/28/02                                                                    9663.00                            9632.00
3/31/02                                                                    9972.00                            9927.00
4/30/02                                                                    9751.00                            9695.00
5/31/02                                                                    9722.00                            9671.00
6/30/02                                                                    9288.00                            9222.00
7/31/02                                                                    8655.00                            8668.00
8/31/02                                                                    8722.00                            8728.00
9/30/02                                                                    8067.00                            8073.00
10/31/02                                                                   8435.00                            8506.00
11/30/02                                                                   8802.00                            8871.00
12/31/02                                                                   8530.00                            8582.00
1/31/03                                                                    8362.00                            8409.00
2/28/03                                                                    8278.00                            8328.00
3/31/03                                                                    8300.00                            8343.00
4/30/03                                                                    8820.00                            8893.00
5/31/03                                                                    9293.00                            9341.00
6/30/03                                                                    9415.00                            9455.00
7/30/03                                                                    9515.00                            9545.00
8/31/03                                                                    9721.00                            9733.00
9/30/03                                                                    9736.00                            9790.00
10/31/03                                                                  10164.00                           10219.00
11/30/03                                                                  10255.00                           10346.00
12/31/03                                                                  10682.00                           10787.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                           SHARES        VALUE
-----------------                         ----------   ------------
AFFILIATED MUTUAL FUNDS -- 99.5%
  AB Funds Trust -- Equity Index Fund
    (Retirement Class)(inf)                2,205,281   $ 33,343,845
  AB Funds Trust -- Extended-Duration
    Bond Fund (Retirement Class)(inf)      3,152,846     46,599,064
  AB Funds Trust -- Growth Equity Fund
    (Retirement Class)(inf)               14,263,883    207,539,502
  AB Funds Trust -- International Equity
    Fund (Retirement Class)(inf)          14,355,661    186,049,369
  AB Funds Trust -- Low-Duration Bond
    Fund (Retirement Class)(inf)           5,131,433     66,708,623
  AB Funds Trust -- Medium-Duration Bond
    Fund (Retirement Class)(inf)           7,265,479     98,665,206
  AB Funds Trust -- Money Market Fund
    (Retirement Class)(inf)               15,788,011     15,788,011
  AB Funds Trust -- Small Cap Equity
    Fund (Retirement Class)(inf)           2,339,236     35,065,142
  AB Funds Trust -- Value Equity Fund
    (Retirement Class)(inf)               14,325,829    218,898,666
                                                       ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $801,369,604)                                   908,657,428
                                                       ------------
                                             PAR
                                          ----------
U.S. TREASURY OBLIGATIONS -- 0.5%
  U.S. Treasury Bills
    0.89%, 01/22/04++++                   $  855,000        854,580
    0.92%, 01/22/04++++                       60,000         59,971
                                                       ------------
                                                            914,551
                                                       ------------
  U.S. Treasury Note
    4.75%, 11/15/08                        3,710,000      3,972,890
                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $4,867,613)                                       4,887,441
                                                       ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $806,237,217)                                   913,544,869
OTHER ASSETS LESS
  LIABILITIES -- 0.0%                                        61,641
                                                       ------------
NET ASSETS -- 100.0%                                   $913,606,510
                                                       ============

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the quarter were 73% U.S. equity, 26% non-U.S. equity, and 1% fixed income. The fund's composite benchmark performance for the fourth quarter was 13.58%.

The fund posted a positive return but underperformed its composite benchmark for the fourth quarter. The fund's return directly reflected a positive advance in both domestic and international equity markets. The fund's relative performance was positively impacted by its allocations to the Value Equity Fund and the Small Cap Equity Fund, which outperformed their respective benchmarks for the quarter. Primary detractors from relative performance during the quarter were allocations to the Growth Equity Fund and the International Equity Fund, which underperformed their respective benchmarks for the quarter.

                         Not Part of the Annual Report

GLOBAL EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                                -----------------    -------------    -----------------
  One Year                                                            31.99%             31.53%             33.48%
  Since Inception (8/27/01 -- 12/31/03)                                1.02%              0.85%              1.58%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  BENCHMARK INDEX**
                                                                      ----------------                  -----------------
8/27/01                                                                   10000.00                           10000.00
8/31/01                                                                    9654.00                            9629.00
9/30/01                                                                    8747.00                            8736.00
10/31/01                                                                   8968.00                            8950.00
11/30/01                                                                   9587.00                            9569.00
12/31/01                                                                   9704.00                            9701.00
1/31/02                                                                    9527.00                            9505.00
2/28/02                                                                    9424.00                            9376.00
3/31/02                                                                    9896.00                            9811.00
4/30/02                                                                    9542.00                            9440.00
5/31/02                                                                    9475.00                            9381.00
6/30/02                                                                    8899.00                            8773.00
7/31/02                                                                    8080.00                            8036.00
8/31/02                                                                    8109.00                            8064.00
9/30/02                                                                    7252.00                            7214.00
10/31/02                                                                   7732.00                            7742.00
11/30/02                                                                   8161.00                            8186.00
12/31/02                                                                   7760.00                            7772.00
1/31/03                                                                    7543.00                            7561.00
2/28/03                                                                    7394.00                            7429.00
3/31/03                                                                    7424.00                            7451.00
4/30/03                                                                    8021.00                            8085.00
5/31/03                                                                    8536.00                            8578.00
6/30/03                                                                    8685.00                            8723.00
7/30/03                                                                    8909.00                            8930.00
8/31/03                                                                    9140.00                            9145.00
9/30/03                                                                    9073.00                            9134.00
10/31/03                                                                   9632.00                            9696.00
11/30/03                                                                   9729.00                            9849.00
12/31/03                                                                  10241.00                           10375.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS

       DECEMBER 31, 2003           SHARES         VALUE
       -----------------         -----------   ------------
AFFILIATED MUTUAL FUNDS -- 100.1%
  AB Funds Trust -- Equity
    Index Fund (Retirement
    Class)(inf)                    2,505,736   $ 37,886,732
  AB Funds Trust -- Growth
    Equity Fund (Retirement
    Class)(inf)                   17,060,373    248,228,427
  AB Funds Trust --
    International Equity Fund
    (Retirement Class)(inf)       16,326,878    211,596,342
  AB Funds Trust -- Money
    Market Fund (Retirement
    Class)(inf)                   23,616,209     23,616,209
  AB Funds Trust -- Small Cap
    Equity Fund (Retirement
    Class)(inf)                    2,770,215     41,525,516
  AB Funds Trust -- Value
    Equity Fund (Retirement
    Class)(inf)                   16,850,911    257,481,918
                                               ------------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $726,669,301)                           820,335,144
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS - 0.2%
  U.S. Treasury Bills
    0.78%, 01/22/04++++           $  100,000         99,955
    0.89%, 01/22/04++++            1,160,000      1,159,430
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,259,351)                               1,259,385
                                               ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $727,928,652)                           821,594,529
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)                               (2,214,269)
                                               ------------
NET ASSETS -- 100.0%                           $819,380,260
                                               ============

---------------
++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES

                                                 FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
              DECEMBER 31, 2003                INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
              -----------------                ------------   --------------   ------------------   ------------
ASSETS
  Investments at value (1)                     $273,506,237   $1,142,564,132      $913,544,869      $821,594,529
Receivables:
  Dividends                                           1,309            9,131            10,191            11,166
  Interest                                            2,694           65,380            22,754                --
  Fund shares sold                                   24,546          234,446           205,683           176,774
  Variation margin                                    1,450           29,725            31,175            53,650
  Receivable from administrator                      78,495               --                --                --
Prepaid expenses and other assets                    13,402           12,458            12,632            12,364
                                               ------------   --------------      ------------      ------------
  Total Assets                                  273,628,133    1,142,915,272       913,827,304       821,848,483
                                               ------------   --------------      ------------      ------------
LIABILITIES
Payables:
  Fund shares redeemed                                1,404           35,149           101,995         2,361,628
  Excise tax payable                                 78,495               --                --                --
Accrued expenses:
  Advisory fee payable                               16,093          100,685            77,676            67,277
  Distribution fee payable                              986            1,119               672               883
  Other accrued expenses payable                     28,978           47,873            40,451            38,435
                                               ------------   --------------      ------------      ------------
  Total Liabilities                                 125,956          184,826           220,794         2,468,223
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $273,502,177   $1,142,730,446      $913,606,510      $819,380,260
                                               ============   ==============      ============      ============
NET ASSETS CONSIST OF:
Paid-in-capital                                $225,241,858   $  973,041,920      $801,741,164      $724,676,245
Undistributed net investment income               2,142,437          311,947            76,440           467,766
Accumulated net realized gain (loss) on
  investments                                     1,378,203       10,462,757         3,953,463          (133,309)
Net unrealized appreciation (depreciation) on
  investments and futures transactions           44,739,679      158,913,822       107,835,443        94,369,558
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $273,502,177   $1,142,730,446      $913,606,510      $819,380,260
                                               ============   ==============      ============      ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class      $ 19,674,579   $   22,650,071      $ 13,585,322      $ 17,972,974
                                               ------------   --------------      ------------      ------------
Retail shares outstanding                         2,090,552        2,441,673         1,405,297         1,796,577
                                               ------------   --------------      ------------      ------------
  Net asset value, offering price and
     redemption price per Retail share         $       9.41   $         9.28      $       9.67      $      10.00
                                               ============   ==============      ============      ============
Net assets applicable to the Retirement Class  $253,827,598   $1,120,080,375      $900,021,188      $801,407,286
                                               ------------   --------------      ------------      ------------
Retirement shares outstanding                    19,519,157       83,500,373        66,064,537        58,769,890
                                               ------------   --------------      ------------      ------------
  Net asset value, offering and redemption
     price per Retirement share                $      13.00   $        13.41      $      13.62      $      13.64
                                               ============   ==============      ============      ============
---------------
(1) Investments at cost                        $228,788,895   $  984,103,463      $806,237,217      $727,928,652
                                               ============   ==============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS


                                                  FLEXIBLE       GROWTH &          CAPITAL            GLOBAL
FOR THE YEAR ENDED DECEMBER 31, 2003             INCOME FUND   INCOME FUND    OPPORTUNITIES FUND   EQUITY FUND
------------------------------------             -----------   ------------   ------------------   ------------
INVESTMENT INCOME
  Income distributions received from affiliated
     funds #                                     $ 5,825,153   $ 24,629,979      $ 13,310,757      $  6,495,960
  Interest                                            45,729        258,216           120,396            11,539
                                                 -----------   ------------      ------------      ------------
Total Investment Income #                          5,870,882     24,888,195        13,431,153         6,507,499
                                                 -----------   ------------      ------------      ------------
EXPENSES
  Investment advisory fees                           276,634      1,068,038           815,010           698,550
  Transfer agent fees
     Retail shares                                    20,105         30,094            23,960            21,882
     Retirement shares                                17,590         18,351            17,899            18,067
  Custodian fees                                       9,339         22,727            18,422            15,648
  Distribution fees -- Retail shares                  10,577         11,428             6,727             8,781
  Accounting and administration fees                  81,476        184,342           158,624           146,719
  Professional fees                                   39,744         39,725            39,744            39,744
  Registration fees                                   15,111         14,555            14,425            14,447
  Shareholder reporting fees
     Retail shares                                    16,639         36,721            24,053            19,320
     Retirement shares                                 2,554         (1,188)             (391)              238
  Trustee fees                                         1,346          5,229             4,005             3,451
  Line of credit facility fees                         2,209          8,519             6,487             5,523
  Excise tax                                          78,495             --                --                --
  Other expenses                                      14,684         14,684            14,684            14,684
                                                 -----------   ------------      ------------      ------------
Total Expenses                                       586,503      1,453,225         1,143,649         1,007,054
Expenses waived                                     (192,838)       (21,177)          (55,595)          (69,563)
Fees paid indirectly                                  (1,024)          (395)             (232)             (249)
                                                 -----------   ------------      ------------      ------------
Net expenses                                         392,641      1,431,653         1,087,822           937,242
                                                 -----------   ------------      ------------      ------------
NET INVESTMENT INCOME #                            5,478,241     23,456,542        12,343,331         5,570,257
                                                 -----------   ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investment securities #       8,405,491     33,666,365        12,523,263           500,051
  Net realized gain on futures transactions          154,124      1,355,634         1,919,174         2,345,083
                                                 -----------   ------------      ------------      ------------
  Net realized gain #                              8,559,615     35,021,999        14,442,437         2,845,134
                                                 -----------   ------------      ------------      ------------
  Change in net unrealized appreciation
     (depreciation) on investment securities      10,545,964    124,515,880       157,837,538       187,588,730
  Change in net unrealized appreciation
     (depreciation) on futures transactions           43,665        593,787           697,183           973,494
                                                 -----------   ------------      ------------      ------------
Net change in unrealized appreciation
  (depreciation)                                  10,589,629    125,109,667       158,534,721       188,562,224
                                                 -----------   ------------      ------------      ------------
NET REALIZED AND UNREALIZED GAIN #                19,149,244    160,131,666       172,977,158       191,407,358
                                                 -----------   ------------      ------------      ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $24,627,485   $183,588,208      $185,320,489      $196,977,615
                                                 ===========   ============      ============      ============


---------------

# Balance has been reclassified. See Note 9.


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                    FLEXIBLE INCOME FUND              GROWTH & INCOME FUND
                                               -------------------------------   -------------------------------
                                                FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
                                               ENDED 12/31/03   ENDED 12/31/02   ENDED 12/31/03   ENDED 12/31/02
                                               --------------   --------------   --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income #                       $  5,478,241     $  8,059,012    $   23,456,542   $   29,354,167
  Net realized gain (loss) on investment
     securities and futures transactions #         8,559,615        5,783,406        35,021,999       35,438,102
  Net change in unrealized appreciation
     (depreciation) on investment securities
     and futures transactions                     10,589,629      (17,163,347)      125,109,667     (139,143,771)
                                                ------------     ------------    --------------   --------------
Net increase (decrease) in net assets
  resulting from operations                       24,627,485       (3,320,929)      183,588,208      (74,351,502)
                                                ------------     ------------    --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME
  Retail shares                                     (402,711)        (703,267)         (763,570)        (742,069)
  Retirement shares                               (4,176,812)      (8,918,457)      (28,642,469)     (34,065,901)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  CAPITAL GAINS
  Retail shares                                     (658,891)        (277,139)         (621,863)        (647,836)
  Retirement shares                               (6,235,277)      (3,345,180)      (21,625,383)     (27,969,982)
                                                ------------     ------------    --------------   --------------
Total dividends and distributions                (11,473,691)     (13,244,043)      (51,653,285)     (63,425,788)
                                                ------------     ------------    --------------   --------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE
  TRANSACTIONS                                   (19,531,754)       9,491,230       (25,912,931)      17,107,697
                                                ------------     ------------    --------------   --------------
Total increase (decrease) in net assets           (6,377,960)      (7,073,742)      106,021,992     (120,669,593)
                                                ------------     ------------    --------------   --------------
NET ASSETS:
  Beginning of the Period                        279,880,137      286,953,879     1,036,708,454    1,157,378,047
                                                ------------     ------------    --------------   --------------
  End of the Period                             $273,502,177     $279,880,137    $1,142,730,446   $1,036,708,454
                                                ============     ============    ==============   ==============


---------------

# Balance has been reclassified. See Note 9.


                       See Notes to Financial Statements.

      CAPITAL OPPORTUNITIES FUND            GLOBAL EQUITY FUND
    -------------------------------   -------------------------------
     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR
    ENDED 12/31/03   ENDED 12/31/02   ENDED 12/31/03   ENDED 12/31/02
    --------------   --------------   --------------   --------------
     $ 12,343,331    $  14,072,783     $  5,570,257    $   4,857,408
       14,442,437       13,008,299        2,845,134       (2,839,043)
      158,534,721     (145,265,886)     188,562,224     (164,655,197)
     ------------    -------------     ------------    -------------
      185,320,489     (118,184,804)     196,977,615     (162,636,832)
     ------------    -------------     ------------    -------------
         (267,521)        (250,945)        (110,878)         (97,128)
      (14,672,538)     (15,568,234)      (5,053,675)      (4,698,218)
         (190,056)        (221,031)              --          (45,607)
       (8,979,773)     (12,144,045)              --       (1,611,830)
     ------------    -------------     ------------    -------------
      (24,109,888)     (28,184,255)      (5,164,553)      (6,452,783)
     ------------    -------------     ------------    -------------
       (3,431,171)      18,216,951       (1,281,018)     (12,776,613)
     ------------    -------------     ------------    -------------
      157,779,430     (128,152,108)     190,532,044     (181,866,228)
     ------------    -------------     ------------    -------------
      755,827,080      883,979,188      628,848,216      810,714,444
     ------------    -------------     ------------    -------------
     $913,606,510    $ 755,827,080     $819,380,260    $ 628,848,216
     ============    =============     ============    =============


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


                                                                         FLEXIBLE INCOME FUND
                                               ------------------------------------------------------------------------
                                                          RETAIL CLASS                       RETIREMENT CLASS
                                               ----------------------------------   -----------------------------------
                                               FOR THE    FOR THE      FOR THE       FOR THE    FOR THE      FOR THE
                                                 YEAR       YEAR        PERIOD        YEAR        YEAR        PERIOD
                                                ENDED      ENDED     08/27/01* TO     ENDED      ENDED     08/27/01* TO
                                               12/31/03   12/31/02     12/31/01     12/31/03    12/31/02     12/31/01
                                               --------   --------   ------------   ---------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD         $  9.12    $  9.83      $ 10.00      $   12.40   $  13.15     $  13.29
                                               -------    -------      -------      ---------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                       0.21       0.23         0.10           0.31       0.38         0.17
  Capital gain distributions received             0.02       0.10         0.06           0.02       0.10         0.06
  Realized and unrealized gain (loss) on
    investments securities and futures
    transactions -- net                           0.59      (0.45)       (0.08)          0.82      (0.62)       (0.12)
                                               -------    -------      -------      ---------   --------     --------
    Total from investment operations              0.82      (0.12)        0.08           1.15      (0.14)        0.11
                                               -------    -------      -------      ---------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income (5)       (0.20)     (0.42)       (0.22)         (0.22)     (0.44)       (0.22)
  Distributions from capital gains               (0.33)     (0.17)       (0.03)         (0.33)     (0.17)       (0.03)
                                               -------    -------      -------      ---------   --------     --------
    Total dividends and distributions            (0.53)     (0.59)       (0.25)         (0.55)     (0.61)       (0.25)
                                               -------    -------      -------      ---------   --------     --------
NET ASSET VALUE -- END OF PERIOD               $  9.41    $  9.12      $  9.83      $   13.00   $  12.40     $  13.15
                                               =======    =======      =======      =========   ========     ========
TOTAL RETURN (2)                                  9.06%     (1.27%)       0.72%          9.33%     (1.10%)       0.79%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                          0.35%      0.32%        0.48%          0.13%      0.13%        0.13%
  Expenses -- including expense reduction
    (3)(4)                                        0.35%      0.32%        0.48%          0.13%      0.13%        0.13%
  Expenses -- before waivers and expense
    reductions (3)(4)                             0.46%      0.43%       66.47%          0.20%      0.17%        0.18%
  Investment income -- net (1)(3)                 1.90%      2.82%        6.69%          2.01%      2.86%        3.67%
  Investment income -- excluding waivers and
    expense reduction (1)(3)                      1.79%      2.71%      (59.30%)         1.94%      2.82%        3.62%
  Portfolio turnover rate (2)                    13.44%     13.56%        4.02%         13.44%     13.56%        4.02%
Net Assets -- end of the period (000's)        $19,674    $16,234      $   325      $ 253,828   $263,646     $286,628
                                               =======    =======      =======      =========   ========     ========


---------------
 *  Commencement of operations.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.

(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.



The Flexible Income Fund has reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to capital gains distributions received from affiliated funds. The effect of this reclassification was to decrease the net investment income ratio by 0.36%, 0.64% and 1.00% in the fiscal periods ending December 31, 2003, 2002 and 2001, respectively. Net investment income per share was decreased and capital gains distributions received from affiliated funds increased by $0.01, $0.08 and $0.05 in the fiscal periods ending December 31, 2003, 2002 and 2001, respectively.



The Growth & Income Fund has reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to capital gains distributions received from affiliated funds. The effect of this reclassification was to decrease the net investment income ratio by 0.37%, 0.72% and 1.18% in the fiscal periods ending December 31, 2003, 2002 and 2001, respectively. Net investment income per share was decreased and capital gains distributions received from affiliated funds increased by $0.05, $0.09 and $0.05 in the fiscal periods ending December 31, 2003, 2002 and 2001, respectively.


                       See Notes to Financial Statements.

                                GROWTH & INCOME FUND
     ---------------------------------------------------------------------------
                RETAIL CLASS                         RETIREMENT CLASS
     ----------------------------------   --------------------------------------
     FOR THE    FOR THE      FOR THE       FOR THE      FOR THE       FOR THE
       YEAR       YEAR        PERIOD         YEAR         YEAR         PERIOD
      ENDED      ENDED     08/27/01* TO     ENDED        ENDED      08/27/01* TO
     12/31/03   12/31/02     12/31/01      12/31/03     12/31/02      12/31/01
     --------   --------   ------------   ----------   ----------   ------------
     $  8.34    $  9.72       $10.00      $    11.82   $    13.44    $    13.74
     -------    -------       ------      ----------   ----------    ----------
        0.16       0.21         0.07            0.29         0.36          0.14
        0.15       0.12         0.06            0.15         0.12          0.06
        1.23      (0.96)       (0.18)           1.78        (1.33)        (0.27)
     -------    -------       ------      ----------   ----------    ----------
        1.54      (0.63)       (0.05)           2.22        (0.85)        (0.07)
     -------    -------       ------      ----------   ----------    ----------
       (0.33)     (0.40)       (0.19)          (0.36)       (0.42)        (0.19)
       (0.27)     (0.35)       (0.04)          (0.27)       (0.35)        (0.04)
     -------    -------       ------      ----------   ----------    ----------
       (0.60)     (0.75)       (0.23)          (0.63)       (0.77)        (0.23)
     -------    -------       ------      ----------   ----------    ----------
     $  9.28    $  8.34       $ 9.72      $    13.41   $    11.82    $    13.44
     =======    =======       ======      ==========   ==========    ==========
       18.52%     (6.59%)      (0.52%)         18.79%       (6.37%)       (0.47%)
        0.45%      0.37%        0.48%           0.13%        0.13%         0.13%
        0.45%      0.37%        0.48%           0.13%        0.13%         0.13%
        0.54%      0.45%        6.53%           0.13%        0.13%         0.17%
        2.00%      2.64%        4.44%           2.22%        2.68%         2.87%
        1.91%      2.56%       (1.61%)          2.22%        2.68%         2.83%
       10.38%     12.04%        4.27%          10.38%       12.04%         4.27%
     $22,650    $17,009       $1,334      $1,120,080   $1,019,700    $1,156,044
     =======    =======       ======      ==========   ==========    ==========


                       See Notes to Financial Statements.

                                                                       CAPITAL OPPORTUNITIES FUND
                                                 -----------------------------------------------------------------------
                                                            RETAIL CLASS                       RETIREMENT CLASS
                                                 ----------------------------------   ----------------------------------
                                                 FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                                   YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                                  ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                                 12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                                 --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD           $  8.01    $  9.73      $ 10.00      $  11.17   $  13.37     $  13.71
                                                 -------    -------      -------      --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                         0.11       0.12         0.03          0.19       0.22         0.08
  Capital gain distributions received               0.07       0.06         0.03          0.07       0.06         0.03
  Realized and unrealized gain (loss) on
    investments securities and futures
    transactions -- net                             1.82      (1.50)       (0.22)         2.56      (2.05)       (0.34)
                                                 -------    -------      -------      --------   --------     --------
    Total from investment operations                2.00      (1.32)       (0.16)         2.82      (1.77)       (0.23)
                                                 -------    -------      -------      --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income (5)         (0.20)     (0.21)       (0.11)        (0.23)     (0.24)       (0.11)
  Distributions from capital gains                 (0.14)     (0.19)          --++       (0.14)     (0.19)          --++
                                                 -------    -------      -------      --------   --------     --------
    Total dividends and distributions              (0.34)     (0.40)       (0.11)        (0.37)     (0.43)       (0.11)
                                                 -------    -------      -------      --------   --------     --------
NET ASSET VALUE -- END OF PERIOD                 $  9.67    $  8.01      $  9.73      $  13.62   $  11.17     $  13.37
                                                 =======    =======      =======      ========   ========     ========
TOTAL RETURN (2)                                   24.93%    (13.56%)      (1.64%)       25.23%    (13.25%)      (1.68%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                            0.52%      0.42%        0.48%         0.13%      0.13%        0.13%
  Expenses -- including expense reduction
    (3)(4)                                          0.52%      0.42%        0.48%         0.13%      0.13%        0.13%
  Expenses -- before waivers and expense
    reductions (3)(4)                               0.62%      0.55%       43.03%         0.14%      0.14%        0.17%
  Investment income -- net (1)(3)                   1.20%      1.54%        3.87%         1.54%      1.72%        1.76%
  Investment income -- excluding waivers and
    expense reduction (1)(3)                        1.10%      1.41%      (38.68%)        1.53%      1.71%        1.72%
  Portfolio turnover rate (2)                       7.75%     10.33%        3.42%         7.75%     10.33%        3.42%
Net Assets -- end of the period (000's)          $13,585    $ 9,859      $   331      $900,021   $745,968     $883,648
                                                 =======    =======      =======      ========   ========     ========


---------------

 *  Commencement of operations.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.

(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.

++  Amount represents less than $0.01 per share.


The Capital Opportunities Fund has reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to capital gains distributions received from affiliated funds. The effect of this reclassification was to decrease the net investment income ratio by 0.19%, 0.36% and 0.62% in the fiscal periods ending December 31, 2003, 2002 and 2001, respectively. Net investment income per share was decreased and capital gains distributions received from affiliated funds increased by $0.02, $0.04 and $0.03 in the fiscal periods ending December 31, 2003, 2002 and 2001, respectively.



The Global Equity Fund has reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to capital gains distributions received from affiliated funds. The effect of this reclassification was to decrease the net investment income ratio by 0.03% in the fiscal period ending December 31, 2001. Net investment income per share was unaffected.


                       See Notes to Financial Statements.

                                GLOBAL EQUITY FUND
    --------------------------------------------------------------------------
                RETAIL CLASS                         RETIREMENT CLASS
    -------------------------------------   ----------------------------------
      FOR THE     FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
       YEAR         YEAR        PERIOD        YEAR       YEAR        PERIOD
       ENDED       ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
     12/31/03     12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
    -----------   --------   ------------   --------   --------   ------------
      $  7.65     $  9.70      $ 10.00      $  10.40   $  13.14     $  13.57
      -------     -------      -------      --------   --------     --------
         0.05        0.04         0.02          0.10       0.08         0.03
           --          --++         --            --         --++         --
         2.36      (2.00)       (0.29)          3.23     (2.71)       (0.43)
      -------     -------      -------      --------   --------     --------
         2.41      (1.96)       (0.27)          3.33     (2.63)       (0.40)
      -------     -------      -------      --------   --------     --------
       (0.06)      (0.06)       (0.03)        (0.09)     (0.08)       (0.03)
           --      (0.03)           --++          --     (0.03)           --++
      -------     -------      -------      --------   --------     --------
       (0.06)      (0.09)       (0.03)        (0.09)     (0.11)       (0.03)
      -------     -------      -------      --------   --------     --------
      $ 10.00     $  7.65      $  9.70      $  13.64   $  10.40     $  13.14
      =======     =======      =======      ========   ========     ========
        31.53%     (20.25%)      (2.75%)       31.99%    (20.04%)      (2.96%)

         0.43%       0.35%        0.48%         0.13%      0.13%        0.13%
         0.43%       0.35%        0.48%         0.13%      0.13%        0.13%

         0.48%       0.44%       66.34%         0.14%      0.14%        0.17%
         0.53%       0.53%        1.57%         0.82%      0.68%        0.61%

         0.48%       0.44%      (64.29%)        0.81%      0.67%        0.57%
         4.17%       6.33%        2.70%         4.17%      6.33%        2.70%
      $17,973     $12,805      $   207      $801,407   $616,043     $810,507
      =======     =======      =======      ========   ========     ========


                       See Notes to Financial Statements.

FLEXIBLE INCOME FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the fourth quarter were 18% U.S. equity, 7% non-U.S. equity, and 75% fixed income. The fund's composite benchmark performance for the quarter was 3.41%.

The fund posted a positive return that was below its composite benchmark for the fourth quarter. The fund's performance was materially impacted by its targeted allocation of 75% to the Low-Duration Bond Fund which slightly added to the fund's returns but negatively impacted its relative performance given the Low-Duration Bond Fund slightly underperformed its respective benchmark during the quarter. Allocations to each of the Equity Select Funds added to the fund's return during the period reflecting the gain in both domestic and international markets.

                         Not Part of the Annual Report

FLEXIBLE INCOME FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                          SHARES        VALUE
-----------------                         ---------   -----------
AFFILIATED MUTUAL FUNDS -- 99.0%
  AB Funds Trust -- Equity Index Fund
    (Institutional Class)(inf)               43,408   $   394,144
  AB Funds Trust -- Growth Equity Fund
    (Institutional Class)(inf)              257,193     2,355,887
  AB Funds Trust -- International Equity
    Fund (Institutional Class)(inf)         183,928     2,034,240
  AB Funds Trust -- Low-Duration Bond
    Fund (Institutional Class)(inf)       2,153,376    20,478,608
  AB Funds Trust -- Money Market Fund
    (Institutional Class)(inf)              270,141       270,141
  AB Funds Trust -- Small Cap Equity
    Fund (Institutional Class)(inf)          29,449       339,248
  AB Funds Trust -- Value Equity Fund
    (Institutional Class)(inf)              248,698     2,472,053
                                                      -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $27,944,556)                                   28,344,321
                                                      -----------

                                             PAR
                                          ---------
U.S. TREASURY OBLIGATIONS -- 1.1%
  U.S. Treasury Bill
    0.87%, 01/22/04++++                   $  10,000         9,995
                                                      -----------
  U.S. Treasury Note
    1.88%, 11/30/05                         295,000       295,645
                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $305,282)                                         305,640
                                                      -----------
TOTAL INVESTMENTS -- 100.1%
  (Cost $28,249,838)                                   28,649,961
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.1%)                                        (14,408)
                                                      -----------
NET ASSETS -- 100.0%                                  $28,635,553
                                                      ===========

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GROWTH & INCOME FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the fourth quarter were 37% U.S. equity, 14% non-U.S. equity, and 49% fixed income. The fund's composite benchmark performance for the quarter was 6.86%.

The fund generated a positive return but underperformed its composite benchmark for the fourth quarter. The fund's 51% allocation to the Equity Select Funds generated the majority of its return as both domestic and international equity markets delivered positive returns during the quarter, while the fund's 49% allocation to the Fixed Income Select Funds minimally impacted performance during the quarter reflecting the flat returns in the bond markets. Allocations to the Medium-Duration Bond Fund, Extended-Duration Bond Fund, Value Equity Fund and the Small Cap Equity Fund benefited the fund's relative performance as they outperformed their respective benchmarks during the quarter. Allocations to the Low-Duration Bond Fund, the Growth Equity Fund and the International Equity Fund detracted from the relative performance by underperforming their respective benchmarks for the quarter.

                         Not Part of the Annual Report

GROWTH & INCOME FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                          SHARES        VALUE
-----------------                         ---------   -----------
AFFILIATED MUTUAL FUNDS -- 99.0%
  AB Funds Trust -- Equity Index Fund
    (Institutional Class)(inf)              191,949   $ 1,742,896
  AB Funds Trust -- Extended-Duration
    Bond Fund (Institutional Class)(inf)    780,555     7,204,527
  AB Funds Trust -- Growth Equity Fund
    (Institutional Class)(inf)            1,191,324    10,912,525
  AB Funds Trust -- International Equity
    Fund (Institutional Class)(inf)         948,071    10,485,668
  AB Funds Trust -- Low-Duration Bond
    Fund (Institutional Class)(inf)       1,062,499    10,104,369
  AB Funds Trust -- Medium-Duration Bond
    Fund (Institutional Class)(inf)       1,745,304    16,126,608
  AB Funds Trust -- Money Market Fund
    (Institutional Class)(inf)              888,105       888,105
  AB Funds Trust -- Small Cap Equity
    Fund (Institutional Class)(inf)         174,438     2,009,522
  AB Funds Trust -- Value Equity Fund
    (Institutional Class)(inf)            1,185,799    11,786,844
                                                      -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $68,039,618)                                   71,261,064
                                                      -----------

                                             PAR
                                          ---------
U.S. TREASURY OBLIGATIONS -- 1.0%
  U.S. Treasury Bills
    0.88%, 01/22/04++++                   $  20,000        19,990
    0.89%, 01/22/04++++                      50,000        49,975
                                                      -----------
                                                           69,965
                                                      -----------
  U.S. Treasury Note
    4.75%, 11/15/08                         615,000       658,580
                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $727,268)                                         728,545
                                                      -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $68,766,886)                                   71,989,609
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                           (7,175)
                                                      -----------
NET ASSETS -- 100.0%                                  $71,982,434
                                                      ===========

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the quarter were 56% U.S. equity, 20% non-U.S. equity, and 24% fixed income. The fund's composite benchmark performance for the fourth quarter was 10.19%.

The fund generated a positive return but underperformed its composite benchmark for the fourth quarter. With a 76% allocation to the Equity Select Funds, the fund benefited from the strong performance in both domestic and international equity markets. The fund's 24% allocation to the Fixed Income Select Funds minimally impacted the fund's performance during the quarter reflecting the flat returns in the bond markets. Allocations to the Medium-Duration Bond Fund, Extended-Duration Bond Fund, Value Equity Fund, and Small Cap Equity Fund benefited the fund's relative performance as these funds outperformed their respective benchmarks during the quarter. Allocations to the Low-Duration Bond Fund, the Growth Equity Fund and the International Equity Fund, detracted from relative performance of the fund by underperforming their respective benchmarks for the quarter.

                         Not Part of the Annual Report

CAPITAL OPPORTUNITIES FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                          SHARES        VALUE
-----------------                         ---------   -----------
AFFILIATED MUTUAL FUNDS -- 99.4%
  AB Funds Trust -- Equity Index Fund
    (Institutional Class)(inf)              232,598   $ 2,111,990
  AB Funds Trust -- Extended-Duration
    Bond Fund (Institutional Class)(inf)    315,998     2,916,665
  AB Funds Trust -- Growth Equity Fund
    (Institutional Class)(inf)            1,420,607    13,012,756
  AB Funds Trust -- International Equity
    Fund (Institutional Class)(inf)       1,053,849    11,655,565
  AB Funds Trust -- Low-Duration Bond
    Fund (Institutional Class)(inf)         440,793     4,191,943
  AB Funds Trust -- Medium-Duration Bond
    Fund (Institutional Class)(inf)         674,154     6,229,179
  AB Funds Trust -- Money Market Fund
    (Institutional Class)(inf)              998,982       998,982
  AB Funds Trust -- Small Cap Equity
    Fund (Institutional Class)(inf)         200,495     2,309,703
  AB Funds Trust -- Value Equity Fund
    (Institutional Class)(inf)            1,381,328    13,730,403
                                                      -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $52,035,877)                                   57,157,186
                                                      -----------

                                             PAR
                                          ---------
U.S. TREASURY OBLIGATIONS -- 0.6%
  U.S. Treasury Bills
    0.89%, 01/22/04++++                   $  60,000        59,971
    2.12%, 01/22/04++++                      20,000        19,990
                                                      -----------
                                                           79,961
                                                      -----------
  U.S. Treasury Note
    4.75%, 11/15/08                         235,000       251,652
                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $330,808)                                         331,613
                                                      -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $52,366,685)                                   57,488,799
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                             (281)
                                                      -----------
NET ASSETS -- 100.0%                                  $57,488,518
                                                      ===========

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND I

Utilizing investments in the underlying Select Funds, the fund's actual allocations to the major asset classes at the end of the quarter were 73% U.S. equity, 26% non-U.S. equity, and 1% fixed income. The fund's composite benchmark performance for the fourth quarter was 13.58%.

The fund posted a positive return but underperformed its composite benchmark for the fourth quarter. The fund's return directly reflected a positive advance in both domestic and international equity markets. The fund's relative performance was positively impacted by its allocations to the Value Equity Fund and the Small Cap Equity Fund, which outperformed their respective benchmarks for the quarter. Primary detractors from relative performance during the quarter were allocations to the Growth Equity Fund and the International Equity Fund, which underperformed their respective benchmarks for the quarter.

                         Not Part of The Annual Report

GLOBAL EQUITY FUND I
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                         SHARES       VALUE
-----------------                         -------   -----------
AFFILIATED MUTUAL FUNDS -- 99.8%
  AB Funds Trust -- Equity Index Fund
    (Institutional Class)(inf)            131,430   $ 1,193,385
  AB Funds Trust -- Growth Equity Fund
    (Institutional Class)(inf)            848,919     7,776,098
  AB Funds Trust -- International Equity
    Fund (Institutional Class)(inf)       601,017     6,647,252
  AB Funds Trust -- Money Market Fund
    (Institutional Class)(inf)            551,195       551,195
  AB Funds Trust -- Small Cap Equity
    Fund (Institutional Class)(inf)       115,742     1,333,351
  AB Funds Trust -- Value Equity Fund
    (Institutional Class)(inf)            817,516     8,126,110
                                                    -----------
TOTAL AFFILIATED MUTUAL FUNDS
  (Cost $22,212,613)                                 25,627,391
                                                    -----------

                                            PAR
                                          -------
U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bill
    0.89%, 01/22/04++++
    (Cost $54,971)                        $55,000        54,973
                                                    -----------
TOTAL INVESTMENTS -- 100.0%
  (Cost $22,267,584)                                 25,682,364
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                         (4,325)
                                                    -----------
NET ASSETS -- 100.0%                                $25,678,039
                                                    ===========

---------------

++++ All or a portion of the security was held as collateral for open futures contracts.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

                                                    FLEXIBLE        GROWTH &            CAPITAL             GLOBAL
DECEMBER 31, 2003                                 INCOME FUND I   INCOME FUND I   OPPORTUNITIES FUND I   EQUITY FUND I
-----------------                                 -------------   -------------   --------------------   -------------
ASSETS
  Investments at value (1)                         $28,649,961     $71,989,609        $57,488,799         $25,682,364
Receivables:
  Dividends                                                211             697                856                 487
  Interest                                                 484           3,772              1,441                  --
  Fund shares sold                                          --              --              3,012                  --
  Variation margin                                         290           1,595              1,885               1,160
  Receivable from advisor                                4,476           2,636              5,782               4,917
  Receivable from administrator                         12,047              --                 --                 615
Prepaid expenses and other assets                        5,902           5,899              5,900               5,900
                                                   -----------     -----------        -----------         -----------
  Total Assets                                      28,673,371      72,004,208         57,507,675          25,695,443
                                                   -----------     -----------        -----------         -----------
LIABILITIES
Payables:
  Fund shares redeemed                                  10,333           1,194                 --               1,448
  Excise tax payable                                    12,047              --                 --                 615
Accrued expenses:
  Other accrued expenses payable                        15,438          20,580             19,157              15,341
                                                   -----------     -----------        -----------         -----------
  Total Liabilities                                     37,818          21,774             19,157              17,404
                                                   -----------     -----------        -----------         -----------
NET ASSETS                                         $28,635,553     $71,982,434        $57,488,518         $25,678,039
                                                   ===========     ===========        ===========         ===========
NET ASSETS CONSIST OF:
Paid-in-capital                                    $27,775,293     $67,942,962        $52,004,655         $22,214,957
Undistributed net investment income                    315,742          15,757              8,708               4,151
Accumulated net realized gain on investments           140,663         782,911            323,810              29,960
Net unrealized appreciation (depreciation) on
  investments and futures transactions                 403,855       3,240,804          5,151,345           3,428,971
                                                   -----------     -----------        -----------         -----------
NET ASSETS                                         $28,635,553     $71,982,434        $57,488,518         $25,678,039
                                                   ===========     ===========        ===========         ===========
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Institutional Class   $28,635,553     $71,982,434        $57,488,518         $25,678,039
                                                   -----------     -----------        -----------         -----------
Institutional shares outstanding                     2,776,521       6,775,075          5,174,221           2,209,809
                                                   -----------     -----------        -----------         -----------
  Net asset value, offering price and redemption
     price per Institutional share                 $     10.31     $     10.62        $     11.11         $     11.62
                                                   ===========     ===========        ===========         ===========
---------------
(1) Investments at cost                            $28,249,838     $68,766,886        $52,366,685         $22,267,584
                                                   ===========     ===========        ===========         ===========

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS


                                                    FLEXIBLE        GROWTH &            CAPITAL             GLOBAL
JULY 1, 2003* THROUGH DECEMBER 31, 2003           INCOME FUND I   INCOME FUND I   OPPORTUNITIES FUND I   EQUITY FUND I
---------------------------------------           -------------   -------------   --------------------   -------------
INVESTMENT INCOME
  Income distributions received from affiliated
     funds #                                       $  530,036      $1,454,528          $  808,969         $  211,794
  Interest                                              2,320          10,779               4,736                202
                                                   ----------      ----------          ----------         ----------
Total Investment Income #                             532,356       1,465,307             813,705            211,996
                                                   ----------      ----------          ----------         ----------
EXPENSES
  Investment advisory fees                             14,045          33,787              26,404             11,630
  Transfer agent fees                                   3,732           7,364               6,155              3,763
  Custodian fees                                        1,152           2,956               2,805              2,216
  Accounting and administration fees                    4,784          10,686               8,468              4,048
  Professional fees                                    23,615          23,615              23,615             23,615
  Registration fees                                     1,883           4,556               3,524              1,506
  Shareholder reporting fees                            2,224           2,970               2,951              2,224
  Trustee fees                                             84             199                 155                 70
  Line of credit facility fees                            102             242                 188                 83
  Excise tax                                           12,047              --                  --                615
  Other expenses                                        7,086           7,089               7,090              7,089
                                                   ----------      ----------          ----------         ----------
Total Expenses                                         70,754          93,464              81,355             56,859
Expenses waived and reimbursed                        (46,485)        (37,020)            (37,372)           (37,428)
Fees paid indirectly                                      (55)            (47)                (48)               (51)
                                                   ----------      ----------          ----------         ----------
Net expenses                                           24,214          56,397              43,935             19,380
                                                   ----------      ----------          ----------         ----------
NET INVESTMENT INCOME #                               508,142       1,408,910             769,770            192,616
                                                   ----------      ----------          ----------         ----------
REALIZED AND UNREALIZED GAIN
  Net realized gain on investment securities #        301,166       1,143,060             462,798              7,698
  Net realized gain on futures transactions               285          46,295              72,004             38,920
                                                   ----------      ----------          ----------         ----------
Net realized gain #                                   301,451       1,189,355             534,802             46,618
                                                   ----------      ----------          ----------         ----------
  Change in net unrealized appreciation
     (depreciation) on investment securities          400,123       3,222,723           5,122,114          3,414,780
  Change in net unrealized appreciation
     (depreciation) on futures transactions             3,732          18,081              29,231             14,191
                                                   ----------      ----------          ----------         ----------
Net change in unrealized appreciation
  (depreciation)                                      403,855       3,240,804           5,151,345          3,428,971
                                                   ----------      ----------          ----------         ----------
NET REALIZED AND UNREALIZED GAIN #                    705,306       4,430,159           5,686,147          3,475,589
                                                   ----------      ----------          ----------         ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                       $1,213,448      $5,839,069          $6,455,917         $3,668,205
                                                   ==========      ==========          ==========         ==========


---------------
 * Commencement of operations.

# Balance has been reclassified. See Note 9.


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                    FLEXIBLE        GROWTH &            CAPITAL             GLOBAL
JULY 1, 2003* THROUGH DECEMBER 31, 2003           INCOME FUND I   INCOME FUND I   OPPORTUNITIES FUND I   EQUITY FUND I
---------------------------------------           -------------   -------------   --------------------   -------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income #                          $   508,142     $ 1,408,910        $   769,770         $   192,616
  Net realized gain on investment securities and
     futures transactions #                            301,451       1,189,355            534,802              46,618
  Net change in unrealized appreciation
     (depreciation) on investment securities and
     futures transactions                              403,855       3,240,804          5,151,345           3,428,971
                                                   -----------     -----------        -----------         -----------
Net increase in net assets resulting from
  operations                                         1,213,448       5,839,069          6,455,917           3,668,205
                                                   -----------     -----------        -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
  INVESTMENT INCOME                                   (334,618)     (1,741,769)          (900,689)           (192,660)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL
  GAINS                                                (22,765)        (62,749)           (76,286)            (16,658)
                                                   -----------     -----------        -----------         -----------
Total dividends and distributions                     (357,383)     (1,804,518)          (976,975)           (209,318)
                                                   -----------     -----------        -----------         -----------
NET INCREASE FROM CAPITAL SHARE TRANSACTIONS        27,779,488      67,947,883         52,009,576          22,219,152
                                                   -----------     -----------        -----------         -----------
Total increase in net assets                        28,635,553      71,982,434         57,488,518          25,678,039
                                                   -----------     -----------        -----------         -----------
NET ASSETS:
  Beginning of the Period                                   --              --                 --                  --
                                                   -----------     -----------        -----------         -----------
  End of the Period                                $28,635,553     $71,982,434        $57,488,518         $25,678,039
                                                   ===========     ===========        ===========         ===========


---------------
 * Commencement of operations.

# Balance has been reclassified. See Note 9.


                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS


                                                                                               CAPITAL
                                                             FLEXIBLE         GROWTH &      OPPORTUNITIES    GLOBAL EQUITY
                                                          INCOME FUND I    INCOME FUND I        FUND I           FUND I
                                                          --------------   --------------   --------------   --------------
                                                                                 INSTITUTIONAL CLASS
                                                          -----------------------------------------------------------------
                                                          FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD   FOR THE PERIOD
                                                           07/01/03* TO     07/01/03* TO     07/01/03* TO     07/01/03* TO
                                                             12/31/03         12/31/03         12/31/03         12/31/03
                                                          --------------   --------------   --------------   --------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD                       $ 10.00          $ 10.00          $ 10.00          $ 10.00
                                                             -------          -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                                     0.18             0.21             0.15             0.09
  Capital gain distributions received                           0.10             0.17             0.09               --
  Realized and unrealized gain (loss) on investments
    securities and futures transactions -- net                  0.16             0.51             1.07             1.63
                                                             -------          -------          -------          -------
    Total from investment operations                            0.44             0.89             1.31             1.72
                                                             -------          -------          -------          -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income (5)                     (0.12)           (0.26)           (0.18)           (0.09)
  Distributions from capital gains                             (0.01)           (0.01)           (0.02)           (0.01)
                                                             -------          -------          -------          -------
    Total dividends and distributions                          (0.13)           (0.27)           (0.20)           (0.10)
                                                             -------          -------          -------          -------
NET ASSET VALUE -- END OF PERIOD                             $ 10.31          $ 10.62          $ 11.11          $ 11.62
                                                             =======          =======          =======          =======
TOTAL RETURN (2)                                                4.40%            8.94%           13.02%           17.16%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)                                        0.17%            0.17%            0.17%            0.17%
  Expenses -- including expense reduction (3)(4)                0.17%            0.17%            0.17%            0.17%
  Expenses -- before waivers and expense reductions
    (3)(4)                                                      0.51%            0.28%            0.31%            0.50%
  Investment income -- net (1)(3)                               4.16%            4.76%            3.24%            1.69%
  Investment income -- excluding waivers and expense
    reduction (1)(3)                                            3.82%            4.65%            3.10%            1.36%
  Portfolio turnover rate (2)                                   8.01%            4.51%            2.95%            0.89%
Net Assets -- end of the period (000's)                      $28,636          $71,982          $57,489          $25,678
                                                             =======          =======          =======          =======


---------------

 *  Commencement of operations.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.

(5) Includes dividends paid from the short-term portion of capital gain distributions received from affiliated funds.



The Flexible Income Fund I has reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to capital gains distributions received from affiliated funds. The effect of this reclassification was to decrease the net investment income ratio by 0.49% in the fiscal period ending December 31, 2003. Net investment income per share was decreased and capital gains distributions received from affiliated funds increased by $0.05 in the fiscal period ending December 31, 2003.



The Growth & Income Fund I has reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to capital gains distributions received from affiliated funds. The effect of this reclassification was to decrease the net investment income ratio by 0.52% in the fiscal period ending December 31, 2003. Net investment income per share was decreased and capital gains distributions received from affiliated funds increased by $0.05 in the fiscal period ending December 31, 2003.



The Capital Opportunities Fund I has reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to capital gains distributions received from affiliated funds. The effect of this reclassification was to decrease the net investment income ratio by 0.26% in the fiscal period ending December 31, 2003. Net investment income per share was decreased and capital gains distributions received from affiliated funds increased by $0.03 in the fiscal period ending December 31, 2003.


                       See Notes to Financial Statements.

MONEY MARKET FUND

With the exception of the very short end of the Treasury yield curve, interest rates increased across all maturities on the prospects of positive economic growth and some concerns over future Fed action (i.e. raising rates) during 2004. The Fed, serving as the central bank of the United States, met on two separate occasions during the fourth quarter -- on October 28th and December 9th. Confirming the expectations of the market, the Fed left the Fed Funds rate unchanged at 1.00% after both Federal Open Market Committee meetings. In response to stronger economic reports, the Fed shifted its bias in December from a balanced bias with some concerns of disinflation to a balanced risk assessment (i.e. balanced risk of inflation and deflation). The Fed continued to indicate that monetary policy would remain "accommodative" for a considerable time reflecting its continued focus on subdued inflation, unemployment levels and excess capacity. During the fourth quarter and throughout 2003, money market yields remained low reflecting the historically low interest rate environment.

The fund is comprised of a broad range of high quality, short-term money market instruments and utilizes a disciplined approach for the purpose of maintaining a constant $1.00 net asset value(1). During the fourth quarter, the fund slightly underperformed its benchmark index, the Citigroup 3-month Treasury-Bill Index. Expectations were for the Fed to remain on hold and keep rates unchanged for the foreseeable future. A relatively long average weighted maturity in the 60-75 day range was maintained for the purpose of capturing additional yield. At quarter-end, the average weighted maturity of the fund was 69 days, slightly longer than the previous quarter-end of 65 days. Shifts in sector exposure during the quarter included a reduction in fixed agency obligation/discount notes and an increase in commercial paper. Major categories of holdings at period-end included commercial paper, corporate/bank floating rate notes and fixed agency obligation/discount notes.

---------------
(1) An investment in the fund is not insured or guaranteed by the FDIC or any other governmental agency. Although the fund seeks to maintain a value of $1.00 per share, it is possible to lose money. The current yield more closely reflects the current earnings of the fund than total return.

                         Not Part of the Annual Report

MONEY MARKET FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                                                           SALOMON BROTHERS
                                       RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    90 DAY TREASURY BILL INDEX**
                                       -----------------    --------------------    -------------    ----------------------------
  One Year                                   0.85%                 1.04%                0.57%                    1.07%
  Since Inception
     (8/27/01 -- 12/31/03)                   1.44%                 1.49%                1.17%                    1.62%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 SALOMON BROTHERS 90 DAY TREASURY
                                                                      RETIREMENT CLASS                     BILL INDEX**
                                                                      ----------------           --------------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                   10008                              10008
09/30/01                                                                   10033                              10036
10/31/01                                                                   10057                              10063
11/30/01                                                                   10079                              10084
12/31/01                                                                   10094                              10102
01/31/02                                                                   10108                              10117
02/28/02                                                                   10122                              10131
03/31/02                                                                   10138                              10146
04/30/02                                                                   10153                              10161
05/31/02                                                                   10167                              10176
06/30/02                                                                   10180                              10190
07/31/02                                                                   10194                              10205
08/31/02                                                                   10207                              10220
09/30/02                                                                   10220                              10234
10/31/02                                                                   10232                              10248
11/30/02                                                                   10243                              10261
12/31/02                                                                   10255                              10274
01/31/03                                                                   10265                              10285
02/28/03                                                                   10273                              10294
03/31/03                                                                   10282                              10305
04/30/03                                                                   10290                              10315
05/31/03                                                                   10298                              10325
06/30/03                                                                   10306                              10334
07/30/03                                                                   10312                              10343
08/31/03                                                                   10318                              10352
09/30/03                                                                   10324                              10359
10/31/03                                                                   10330                              10368
11/30/03                                                                   10336                              10376
12/31/03                                                                   10342                              10384

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Salomon Brothers 90-Day Treasury Bill Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Salomon Brothers 90-Day Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                    PAR          VALUE
-----------------                -----------   ------------
AGENCY OBLIGATIONS -- 18.6%
  Federal Home Loan Bank 4.88%,
    04/16/04                     $25,000,000   $ 25,255,431
  Federal Home Loan Mortgage
    Corporation
    1.22%, 03/25/04               12,000,000     11,965,840
    1.20%, 09/09/04               15,434,000     15,304,354
    1.38%, 11/15/04               20,000,000     20,000,000
    1.47%, 11/29/04               19,000,000     19,000,000
  Federal National Mortgage
    Association
    5.13%, 02/13/04               10,000,000     10,044,072
    1.08%, 03/03/04               11,000,000     10,979,540
    5.63%, 05/14/04                5,000,000      5,077,587
    3.00%, 06/15/04               10,000,000     10,079,940
    1.50%, 12/03/04               15,000,000     15,000,000
    1.55%, 12/08/04                9,000,000      9,000,000
  Student Loan Mortgage
    Association
    4.75%, 04/23/04               19,750,000     19,960,944
                                               ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $171,667,708)                           171,667,708
                                               ------------
CERTIFICATES OF DEPOSIT -- 9.7%
  Citibank NA
    1.09%, 03/10/04               25,000,000     25,000,000
  Washington Mutual Bank FA
    1.13%, 01/16/04               40,000,000     40,000,000
  Westdeutsche Landesbank NY
    1.40%, 08/05/04               25,000,000     25,000,000
                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $90,000,000)                             90,000,000
                                               ------------
COMMERCIAL PAPER -- 42.1%
  Atomium Funding Corporation
    1.12%, 01/09/04               15,123,000     15,119,236
  Citigroup Global Markets
    Holdings, Inc.
    1.10%, 01/20/04++             20,000,000     20,000,000
  Countrywide Home Loans, Inc.
    1.00%, 01/02/04                6,494,000      6,493,820
  Dorada Finance, Inc.
    1.10%, 01/15/04               15,000,000     14,993,583
  Edison Asset Securitization
    LLC
    1.09%, 01/12/04               10,000,000      9,996,669
  General Electric Capital
    Corporation
    1.10%, 02/12/04               10,000,000      9,987,167
    1.10%, 02/17/04               32,000,000     31,954,044
  HBOS Treasury Services PLC
    1.09%, 03/17/04               43,000,000     42,901,052
  K2 (USA) LLC
    1.13%, 03/22/04               28,000,000     27,928,810
  Morgan Stanley
    1.08%, 01/26/04                5,000,000      4,996,250


                                     PAR          VALUE
                                 -----------   ------------
  Natexis Banques Populaires US
    Finance Co. LLC
    1.08%, 03/18/04              $25,000,000   $ 24,942,250
  Nordea North America, Inc.
    1.08%, 01/06/04               23,000,000     22,996,550
  Regency Markets No. 1 LLC
    1.11%, 01/14/04               12,000,000     11,995,190
  Scaldis Capital LLC
    1.10%, 03/17/04               25,000,000     24,941,944
    1.10%, 03/19/04                7,091,000      7,074,100
  Silver Tower US Funding LLC
    1.12%, 01/06/04               40,000,000     39,993,779
  Thames Asset Global
    Securitization
    1.10%, 01/23/04               39,387,000     39,360,524
  Yorktown Capital LLC
    1.08%, 01/20/04               32,740,000     32,721,338
                                               ------------
TOTAL COMMERCIAL PAPER
  (Cost $388,396,306)                           388,396,306
                                               ------------
MASTER NOTES -- 6.5%
  Merrill Lynch Mortgage
    Capital, Inc.
    1.13%, 01/02/04               25,000,000     25,000,000
  Morgan Stanley Mortgage
    Capital
    1.17%, 01/02/04               35,000,000     35,000,000
                                               ------------
TOTAL MASTER NOTES
  (Cost $60,000,000)                             60,000,000
                                               ------------
VARIABLE RATE OBLIGATIONS -- 22.8%
  American Express Centurion
    Bank
    1.15%, 01/13/04++             25,000,000     25,000,000
  Bear Stearns Cos., Inc.
    1.15%, 03/05/04++              7,000,000      7,000,000
  Goldman Sachs Group, Inc.
    1.14%, 03/08/04++             30,000,000     30,000,000
  John Hancock Global Funding
    II
    1.22%, 03/11/04 144A++        10,000,000     10,006,370
    1.27%, 03/15/04 144A++        10,000,000     10,009,293
    1.32%, 03/29/04 144A++         6,000,000      6,007,730
  Lehman Brothers Holdings,
    Inc.
    1.07%, 01/02/04++             10,000,000     10,000,000
  Merrill Lynch & Co., Inc.
    1.55%, 03/18/04++              8,000,000      8,007,285
  Metlife Global Funding
    1.15%, 01/28/04++             10,000,000     10,000,000
  National City Bank of Indiana
    1.04%, 01/02/04++             30,000,000     29,997,223
    1.05%, 01/02/04++             10,000,000      9,999,686
  U.S. Bank NA
    1.05%, 01/02/04++             25,000,000     24,999,829


                       See Notes to Financial Statements.

                                     PAR          VALUE
                                 -----------   ------------
  Wells Fargo Bank NA
    1.04%, 01/01/04++            $20,000,000   $ 20,000,000
    1.04%, 01/02/04++             10,000,000     10,000,000
                                               ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $211,027,416)                           211,027,416
                                               ------------

                                 SHARES
                               -----------
MUTUAL FUND -- 0.0%
  Northern Institutional
    Liquid Assets Portfolio
    sec.
    (Cost $195,700)                195,700          195,700
                                             --------------
TOTAL INVESTMENTS -- 99.7%
  (Cost $921,287,130)                           921,287,130
OTHER ASSETS LESS
  LIABILITIES -- 0.3%                             3,183,082
                                             --------------
NET ASSETS -- 100.0%                         $  924,470,212
                                             ==============

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND

Short-term Treasury yields increased during the fourth quarter, specifically in October and November, reflecting the prospects of an improving economy resulting from both monetary and fiscal stimulus. Given the inverse relationship between yields and bond prices, the rise in interest rates dampened short-term bond prices during the period; therefore, interest income was an important factor in generating positive returns. Yields on the 2-year and 5-year Treasury Notes increased 0.36% and 0.42%, respectively. In addition, the short-end of the yield curve steepened as evidenced by the yield spread between the 2-year and the 5-year Treasury Notes which increased by 0.06% during the period. The theme for the quarter was that investors sought yield-producing securities; therefore, non-Treasury sectors, such as corporate bonds, were the better performers as the demand for such securities elevated prices. Low-duration bonds provided modest positive returns during the period as measured by the Merrill Lynch 1-3 Year Treasury Index, which posted a quarterly return of 0.15% with all of the positive performance being generated in the month of December.

The fund, comprised of high quality, fixed income securities primarily with shorter maturities, produced a positive absolute return for the fourth quarter, but slightly underperformed its all Treasury benchmark index, the Merrill Lynch 1-3 Year Treasury-Bill Index with most of the underperformance occurring during December. Given the accumulated excess return generated in previous quarters, the fund did outpace its benchmark for the calendar year 2003. During the quarter, the Fund benefited from its exposure to non-Treasury sectors, such as corporates and emerging market debt. Corporate bond spreads narrowed (pushing bond prices higher) reflecting the improvement in the economy, corporate profits and market liquidity. Emerging market bonds benefited from strong demand as investors sought to take advantage of improving fundamentals and higher incremental yields. The fund's performance was negatively impacted by yield curve positioning. One of the three sub-advisers within the fund -- BlackRock -- generated an excess return relative to the benchmark during the quarter. At quarter-end, approximately 89% of the fund was rated AAA/Government with major categories of holdings including Treasury/agency and mortgages.

                         Not Part of the Annual Report

LOW-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                                                              MERRILL LYNCH 1-3
                                              RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    YEAR TREASURY INDEX**
                                              -----------------    --------------------    -------------    ---------------------
  One Year                                          2.45%                 2.61%                2.20%                1.90%
  Since Inception (8/27/01 -- 12/31/03)             4.31%                 4.27%                4.02%                4.40%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                                      RETIREMENT CLASS                       INDEX**
                                                                      ----------------           -------------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                   10023                              10025
09/30/01                                                                   10150                              10190
10/31/01                                                                   10256                              10286
11/30/01                                                                   10217                              10264
12/31/01                                                                   10196                              10268
01/31/02                                                                   10242                              10288
02/28/02                                                                   10288                              10338
03/31/02                                                                   10208                              10268
04/30/02                                                                   10334                              10383
05/31/02                                                                   10381                              10425
06/30/02                                                                   10402                              10512
07/31/02                                                                   10459                              10641
08/31/02                                                                   10550                              10677
09/30/02                                                                   10633                              10765
10/31/02                                                                   10661                              10790
11/30/02                                                                   10663                              10757
12/31/02                                                                   10778                              10859
01/31/03                                                                   10800                              10857
02/28/03                                                                   10866                              10902
03/31/03                                                                   10890                              10922
04/30/03                                                                   10918                              10943
05/31/03                                                                   10991                              10984
06/30/03                                                                   11006                              11001
07/30/03                                                                   10888                              10941
08/31/03                                                                   10910                              10948
09/30/03                                                                   11034                              11048
10/31/03                                                                   10984                              11007
11/30/03                                                                   10995                              11001
12/31/03                                                                   11042                              11065

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                  PAR           VALUE
-----------------              -----------   --------------
AGENCY OBLIGATIONS -- 10.5%
  Federal Home Loan Bank
    1.06%, 01/16/04            $ 2,600,000   $    2,598,983
    1.03%, 01/23/04              3,300,000        3,297,933
  Federal Home Loan Mortgage
    Corporation
    1.06%, 01/08/04             40,500,000       40,492,307
    1.06%, 01/15/04              5,000,000        4,998,101
    1.08%, 02/12/04              9,000,000        8,989,744
    4.25%, 03/22/06              3,850,000        3,875,868
    3.13%, 08/25/06              3,350,000        3,388,083
    4.75%, 12/08/10              2,165,000        2,189,036
  Federal National Mortgage
    Association
    1.08%, 01/28/04              1,700,000        1,698,721
    1.01%, 02/03/04                400,000          399,630
    1.07%, 02/11/04              2,100,000        2,097,665
    1.03%, 03/31/04                500,000          498,698
    4.45%, 05/03/05              3,325,000        3,365,113
    6.63%, 10/15/07              3,200,000        3,611,402
    6.00%, 05/15/08                 30,000           33,287
  Small Business
    Administration
    6.95%, 11/10/16              2,327,740        2,557,357
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $83,786,162)                             84,091,928
                                             --------------
ASSET-BACKED SECURITIES -- 7.0%
  Aames Mortgage Trust
    1.56%, 01/15/04                131,232          131,332
  Amresco Independence
    Funding, Inc.
    3.50%, 06/15/26              1,474,264        1,474,264
  Bayview Financial
    Acquisition Trust
    7.01%, 05/25/29                652,409          670,694
  Business Loan Express
    3.00%, 01/15/04                935,505          904,809
  Capital Auto Receivables
    Asset Trust
    3.58%, 10/16/06++++          2,400,000        2,457,750
  Chase Funding Mortgage Loan
    Asset-Backed Certificates
    5.04%, 05/30/05              1,200,000        1,207,603
  Citibank Credit Card
    Issuance Trust
    2.50%, 04/07/08              3,950,000        3,961,299
  Citibank Credit Card Master
    Trust I
    8.12%, 08/15/06 PO (omg)     2,600,000        2,581,343
  Conseco Finance
    Securitizations
    Corporation
    1.49%, 01/15/04                348,909          348,633
    8.07%, 12/01/30              1,164,291        1,184,952
    7.30%, 05/01/31                 27,688           27,686
  Daimler Chrysler Auto Trust
    6.16%, 01/08/06              2,267,212        2,313,004
    2.25%, 08/08/07              3,000,000        2,962,800

                                   PAR           VALUE
                               -----------   --------------
  Daimler Chrysler Master
    Owner Trust
    1.22%, 01/15/04            $ 3,000,000   $    3,000,052
  Ford Credit Auto Owner
    Trust
    4.83%, 02/15/05                593,970          596,394
  Green Tree Financial
    Corporation
    6.06%, 04/01/18                969,100          982,056
    6.04%, 11/01/29                 48,903           50,923
  Honda Auto Receivables
    Owner Trust
    2.30%, 10/18/07              3,050,000        3,054,766
  Nissan Auto Receivables
    Owner Trust
    4.31%, 05/16/05                575,214          576,922
    3.58%, 09/15/05              1,976,980        1,990,880
    3.99%, 12/15/05              3,011,843        3,043,845
    5.35%, 10/15/06              3,275,000        3,324,583
    4.80%, 02/15/07              4,225,000        4,327,323
  PBG Equipment Trust
    6.27%, 01/20/12              1,162,388        1,211,114
  Sears Credit Account Master
    Trust
    7.00%, 07/15/08                806,458          819,482
    5.25%, 10/16/08              1,135,417        1,154,224
  Sequoia Mortgage Trust
    2.39%, 10/25/24              1,402,504        1,402,504
  SLM Student Loan Trust
    1.20%, 03/15/04              2,400,000        2,400,259
    1.24%, 01/25/07                 13,487           13,490
    1.21%, 01/25/09                796,799          796,759
    1.21%, 01/25/11              1,339,791        1,340,171
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13@             3,655,045        3,790,965
  The Money Store Business
    Loan Backed Certificates
    1.90%, 04/15/28                673,367          662,276
  TMS SBA Loan Trust
    1.86%, 04/15/24                601,941          583,173
    1.75%, 01/15/25                703,088          665,240
    2.23%, 01/25/25                421,853          419,617
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $56,030,417)                             56,433,187
                                             --------------
CERTIFICATES OF DEPOSIT -- 0.8%
  Citibank NA
    1.10%, 02/19/04
  (Cost $6,300,000)              6,300,000        6,300,031
                                             --------------
COMMERCIAL PAPER -- 2.3%
  Danske Corporation
    1.08%, 02/13/04              4,000,000        3,995,006
    1.09%, 02/17/04              4,300,000        4,294,049
  Lloyds TSB Bank PLC
    1.06%, 01/22/04                500,000          499,695
  Shell Finance (UK) PLC
    1.10%, 03/16/04                800,000          798,298

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  UBS Finance (Delaware) LLC
    1.08%, 02/25/04            $ 8,700,000   $    8,686,394
  Westpac Trust Securities,
    Ltd.
    1.08%, 02/05/04                300,000          299,701
                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $18,572,004)                             18,573,143
                                             --------------
CORPORATE BONDS -- 7.9%
  Alcoa, Inc.
    1.46%, 03/08/04                930,000          932,292
  Allstate Corporation (The)
    7.88%, 05/01/05                830,000          895,706
  Allstate Financial Global
    Funding
    5.25%, 02/01/07                500,000          537,823
  American Electric Power
    Co., Inc.
    6.13%, 05/15/06                730,000          787,160
  American International
    Group, Inc.
    2.85%, 12/01/05              1,300,000        1,320,228
  AOL Time Warner, Inc.
    5.63%, 05/01/05              2,210,000        2,314,301
  AT&T Corporation
    7.25%, 11/15/06                780,000          863,226
  AT&T Wireless Services,
    Inc.
    7.35%, 03/01/06                700,000          765,932
  Bank One Corporation
    6.50%, 02/01/06              1,242,000        1,348,832
  Centerior Energy
    Corporation
    7.67%, 07/01/04              1,500,000        1,542,891
  Citigroup, Inc.
    6.75%, 12/01/05              1,600,000        1,739,002
  Coca-Cola Co. (The)
    4.00%, 06/01/05              1,240,000        1,281,048
  ConocoPhillips
    8.50%, 05/25/05              1,045,000        1,139,555
  DaimlerChrysler NA Holding
    Corporation
    6.90%, 09/01/04              3,200,000        3,301,562
  Devon Energy Corporation
    2.75%, 08/01/06                800,000          800,865
  Dominion Resources, Inc.
    7.63%, 07/15/05                650,000          702,480
  Ford Motor Credit Co.
    7.50%, 03/15/05                500,000          527,858
    6.88%, 02/01/06              3,190,000        3,406,362
  FPL Group Capital, Inc.
    3.25%, 04/11/06              1,465,000        1,491,563
  General Dynamics
    Corporation
    2.13%, 05/15/06              1,205,000        1,198,698
  General Electric Capital
    Corporation
    9.83%, 12/15/08                350,000          439,593
  General Mills, Inc.
    2.63%, 10/24/06                800,000          796,144

                                   PAR           VALUE
                               -----------   --------------
  General Motors Acceptance
    Corporation
    1.88%, 01/20/04            $ 3,100,000   $    3,100,815
    6.75%, 01/15/06                650,000          698,138
  IBM Corporation
    1.30%, 03/10/04              1,200,000        1,201,408
  International Paper Co.
    8.13%, 07/08/05                680,000          741,023
  Kellogg Co.
    6.00%, 04/01/06                700,000          750,473
  Lehman Brothers Holdings,
    Inc.
    6.25%, 05/15/06              1,300,000        1,413,101
  Masco Corporation
    6.75%, 03/15/06                700,000          763,475
  Mellon Bank NA
    6.50%, 08/01/05              1,000,000        1,070,043
  Merrill Lynch and Co., Inc.
    2.94%, 01/30/06              1,400,000        1,418,768
  MetLife, Inc.
    3.91%, 05/15/05              1,300,000        1,337,341
  National Rural Utilities
    Cooperative Finance
    Corporation
    3.00%, 02/15/06              1,120,000        1,134,563
  Pemex Project Funding
    Master Trust
    8.50%, 02/15/08                350,000          400,750
  Premium Asset Trust
    1.47%, 02/27/04@             2,000,000        2,005,056
  Qwest Capital Funding, Inc.
    5.88%, 08/03/04              3,000,000        3,022,500
  SLM Corporation
    1.33%, 01/26/04              1,200,000        1,202,138
    3.63%, 03/17/08                120,000          119,603
  Southtrust Bank NA
    1.25%, 02/24/04              1,200,000        1,200,846
  Sprint Capital Corporation
    7.13%, 01/30/06              3,700,000        4,005,235
  TCI Communications, Inc.
    6.88%, 02/15/06                700,000          760,397
  Time Warner, Inc.
    6.13%, 04/15/06                700,000          754,052
  Toyota Motor Credit
    Corporation
    2.80%, 01/18/06              1,060,000        1,079,716
  US Bancorp
    3.95%, 08/23/07              1,400,000        1,441,688
  Verizon Wireless Capital
    LLC
    1.24%, 05/23/05@             1,400,000        1,398,895
  Washington Mutual Bank FA
    1.51%, 07/25/06              1,500,000        1,509,554

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Wells Fargo Co.
    7.25%, 08/24/05            $ 1,270,000   $    1,380,136
  Worldcom, Inc. -- WorldCom
    Group
    7.38%, 01/15/11 144A#        3,900,000        1,316,250
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $65,019,130)                             63,359,085
                                             --------------
FOREIGN BONDS -- 6.6%
BERMUDA -- 0.1%
  Tyco International Group SA
    6.38%, 06/15/05                860,000          909,450
                                             --------------
CANADA -- 1.3%
  Alcan, Inc.
    1.43%, 12/08/04 (omg)@       3,100,000        3,092,740
  Canadian Government Bond
    4.25%, 09/01/08 (C)          7,650,000        6,005,154
  Quebec Province
    6.50%, 01/17/06              1,190,000        1,284,618
                                             --------------
                                                 10,382,512
                                             --------------
CHILE -- 0.4%
  Republic of Chile
    5.63%, 07/23/07                750,000          806,370
    7.13%, 01/11/12              2,300,000        2,631,429
                                             --------------
                                                  3,437,799
                                             --------------
CROATIA -- 0.1%
  Croatia Government
    2.19%, 02/02/04                954,546          954,598
                                             --------------
FRANCE -- 0.2%
  Total Fina Elf SA
    7.00%, 10/05/05              1,470,000        1,593,396
                                             --------------
GERMANY -- 1.2%
  Bundesobligation
    3.00%, 04/11/08 (E)          7,865,000        9,756,617
                                             --------------
MALAYSIA -- 0.1%
  Government of Malaysia
    8.75%, 06/01/09                300,000          368,799
  Petroliam Nasional BHD
    7.13%, 10/18/06                350,000          389,583
                                             --------------
                                                    758,382
                                             --------------
MEXICO -- 0.8%
  Grupo Televisa SA
    8.63%, 08/08/05                350,000          385,438
  United Mexican States
    6.38%, 01/16/13              2,280,000        2,371,200
    11.38%, 09/15/16               700,000          994,000
    8.00%, 09/24/22              2,700,000        2,960,551
                                             --------------
                                                  6,711,189
                                             --------------
SOUTH AFRICA -- 0.1%
  Republic of South Africa
    9.13%, 05/19/09                600,000          724,500
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
SUPRANATIONAL -- 0.2%
  International Bank for
    Reconstruction and
    Development
    6.02%, 06/21/04            $ 1,200,000   $    1,226,250
                                             --------------
SWEDEN -- 0.8%
  Swedish Government Bond
    3.50%, 04/20/06 (W)         46,650,000        6,499,724
                                             --------------
TUNISIA -- 0.4%
  Banque Centrale de Tunisie
    7.38%, 04/25/12              2,400,000        2,706,000
                                             --------------
UNITED KINGDOM -- 0.9%
  British Telecommunications
    PLC
    7.88%, 12/15/05                405,000          446,559
  HBOS Treasury Services PLC
    1.22%, 03/14/05              1,200,000        1,200,906
  Holmes Financing PLC
    1.30%, 01/15/08              2,600,000        2,599,948
  Permanent Financing PLC
    1.32%, 09/10/07              2,800,000        2,800,000
                                             --------------
                                                  7,047,413
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $50,043,911)                             52,707,830
                                             --------------
MORTGAGE-BACKED SECURITIES -- 17.8%
  Asset Securitization
    Corporation
    7.32%, 01/13/30                946,164          979,026
  Bear Stearns Adjustable
    Rate Mortgage Trust
    6.74%, 01/01/04                 90,428           90,394
    4.83%, 01/25/34              2,776,237        2,794,911
  Countrywide Alternative
    Loan Trust
    6.00%, 10/25/32              2,106,587        2,162,245
  Countrywide Home Loans,
    Inc.
    6.05%, 04/25/29              1,156,679        1,156,929
    6.50%, 08/25/29              2,765,000        2,880,857
    3.37%, 06/19/31                366,479          369,571
  Credit-Based Asset
    Servicing and
    Securitization LLC
    1.44%, 01/25/04              1,003,416          999,580
  CS First Boston Mortgage
    Securities Corporation
    1.52%, 02/25/32                566,216          566,543
  Federal Home Loan Mortgage
    Corporation
    2.39%, 01/01/04                752,578          745,052
    3.70%, 01/01/04                166,941          172,848
    9.50%, 10/01/04                  9,385            9,621
    9.50%, 12/01/04                 12,171           12,477
    9.50%, 01/01/05                 13,987           14,339
    9.50%, 06/01/05                 17,303           18,213
    5.75%, 07/28/05              2,221,745        2,280,252
    10.00%, 12/01/05                 1,409            1,431

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
    8.00%, 03/01/06            $     2,254   $        2,364
    7.00%, 05/01/06                  5,258            5,412
    8.75%, 08/01/06                  5,243            5,325
    6.50%, 08/15/07                572,426          586,063
    8.50%, 12/01/07                 21,290           22,666
    8.50%, 01/01/08                 17,016           18,100
    8.00%, 05/01/08                 27,193           28,233
    8.50%, 06/01/08                 19,920           20,688
    8.25%, 07/01/08                  4,036            4,253
    8.75%, 07/01/08                 15,497           16,708
    8.00%, 01/01/09                  8,738            9,276
    7.50%, 03/01/09                101,736          105,163
    5.50%, 04/01/09              1,617,226        1,688,066
    6.00%, 06/01/09                699,530          735,981
    6.00%, 07/01/10              1,380,501        1,452,436
    6.50%, 06/01/11              1,471,505        1,560,229
    16.25%, 07/01/11                 2,581            3,077
    15.25%, 08/01/11                 2,898            3,406
    6.00%, 09/01/13                326,899          343,343
    6.00%, 10/01/13                309,542          325,113
    6.00%, 11/01/13              2,000,155        2,100,769
    6.00%, 06/01/14                440,101          461,418
    5.00%, 11/15/16              8,493,717        8,756,066
    10.75%, 02/01/19               144,729          160,606
    4.60%, 09/01/23              1,173,737        1,193,699
    7.33%, 03/01/31                170,428          174,390
    6.00%, 04/01/33              4,665,054        4,822,787
    3.50%, 12/15/33              1,800,000        1,832,544
  Federal Housing Authority
    7.43%, 09/01/22                 40,610           43,239
  Federal National Mortgage
    Association
    6.28%, 01/01/04              1,650,919        1,701,961
    3.47%, 01/02/04                352,452          358,822
    3.77%, 01/02/04              1,823,349        1,891,439
    4.99%, 01/02/04                203,326          204,031
    5.19%, 01/02/04              1,688,301        1,728,704
    7.00%, 06/01/04                    238              238
    6.00%, 08/01/08                605,233          637,293
    6.50%, 11/01/08                793,163          840,063
    5.50%, 06/01/09              1,121,320        1,167,518
    5.50%, 07/01/09                817,441          851,119
    3.00%, 08/25/09              4,010,000        4,035,989
    3.50%, 09/25/09              3,500,000        3,557,883
    6.00%, 11/01/10              1,652,876        1,738,886
    6.00%, 12/01/10                773,716          814,700
    6.00%, 03/01/11                400,734          421,302
    6.00%, 08/01/11                778,733          818,702
    5.50%, 04/01/13                871,822          906,783
    6.00%, 05/01/13                693,447          729,039
    6.00%, 02/01/14                525,420          552,248
    6.00%, 03/01/14                887,370          932,632
    6.00%, 04/01/14                175,073          184,021
    6.00%, 12/01/14              4,729,733        4,970,028
    3.66%, 08/01/22                850,421          877,702
    3.70%, 02/01/24              1,743,294        1,808,371

                                   PAR           VALUE
                               -----------   --------------
    9.00%, 05/01/25            $   561,243   $      626,831
    9.00%, 07/01/25                491,295          548,624
    5.16%, 12/01/30                135,855          138,257
    6.68%, 02/01/31                325,720          331,026
    3.31%, 03/25/32              1,060,501        1,060,501
    4.34%, 03/11/33              1,897,174        1,941,282
    4.34%, 04/01/33              3,584,680        3,644,572
    5.50%, 05/01/33                393,222          398,542
    4.32%, 06/01/33                968,505          983,475
    5.50%, 06/01/33                979,950          993,208
    5.50%, 07/01/33                 59,593           60,399
    5.50%, 08/01/33                481,178          487,688
    4.36%, 10/01/33              3,983,551        4,045,219
    5.50%, 10/01/33                497,460          504,190
    4.45%, 12/01/33              1,200,000        1,224,000
    5.00%, 01/01/34 TBA          6,000,000        5,936,250
  FFCA Secured Lending
    Corporation
    7.27%, 02/18/11              1,774,447        1,740,294
  First Republic Mortgage
    Loan Trust
    3.97%, 06/25/30              1,090,118        1,096,427
  Government National
    Mortgage Association
    5.63%, 01/01/04                297,494          306,344
    1.35%, 01/16/04              1,726,979        1,726,126
    1.78%, 01/16/04              1,099,858        1,109,786
    8.25%, 08/15/04                  2,089            2,127
    8.25%, 03/15/06                  5,348            5,640
    8.25%, 05/15/06                 11,946           12,624
    7.00%, 10/15/07                  3,678            3,919
    7.00%, 11/15/07                 90,810           96,758
    7.00%, 12/15/07                 60,073           64,009
    7.00%, 01/15/08                  2,112            2,267
    7.00%, 05/15/08                 29,417           31,584
    7.00%, 06/15/08                  9,234            9,915
    7.00%, 07/15/08                179,624          192,855
    7.00%, 08/15/08                124,428          133,593
    7.00%, 09/15/08                220,767          237,029
    7.00%, 09/18/08                145,605          156,330
    7.00%, 11/15/08                248,506          266,810
    6.00%, 12/15/08                630,571          666,857
    7.00%, 04/15/09                 53,022           56,890
    6.00%, 02/15/11                981,352        1,038,385
    13.50%, 02/15/11                 4,275            4,949
    7.00%, 05/12/12                443,383          476,070
    4.38%, 06/20/17                 55,995           57,161
    4.38%, 06/20/21                 35,018           35,719
    7.00%, 08/15/28                 52,680           56,235
    7.00%, 11/15/28                259,595          277,115
    7.00%, 07/15/29                 43,953           46,875
    8.50%, 10/15/29                173,824          189,137
    8.50%, 01/15/30                119,705          130,178
    8.50%, 03/15/30                 42,969           46,729
    8.50%, 04/15/30                292,164          317,727
    8.50%, 05/15/30                592,011          643,810

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
    8.50%, 06/15/30            $   305,051   $      331,742
    8.50%, 07/15/30                766,274          877,941
    8.50%, 08/15/30                135,167          146,992
    8.50%, 09/15/30                 26,167           28,457
    8.50%, 10/15/30                 82,850           90,098
    8.50%, 11/15/30                367,209          399,338
    8.50%, 12/15/30                414,146          450,381
    7.00%, 01/15/31                 65,577           69,911
    8.50%, 01/15/31                118,473          128,806
    7.00%, 02/15/31                 69,697           74,303
    8.50%, 02/15/31                260,084          282,767
    7.00%, 04/15/31                142,302          151,706
    7.00%, 06/15/31                273,812          291,906
    7.00%, 07/15/31                254,344          271,156
    7.00%, 08/15/31              1,348,650        1,437,775
    7.00%, 09/15/31                593,684          632,999
    7.00%, 10/15/31                100,008          106,617
    7.00%, 12/15/31                182,121          194,156
    7.00%, 02/15/32                108,064          115,163
    7.00%, 04/15/32                 48,090           51,249
    7.00%, 05/15/32                316,717          337,524
    7.00%, 07/15/32                951,871        1,014,403
    7.00%, 09/15/32                245,955          262,113
    7.00%, 10/15/32                862,829          919,511
    6.75%, 10/16/40              3,514,464        3,671,327
  GS Mortgage Securities
    Corporation II
    3.77%, 01/02/04(omg)        45,435,000        1,826,417
    6.04%, 08/15/18                579,237          616,431
  IFC SBA Loan-Backed
    Adjustable Rate
    Certificate
    2.00%, 01/15/24++              925,675          907,162
  LB-UBS Commercial Mortgage
    Trust
    3.73%, 08/15/33(omg)        38,255,000        1,745,020
  Mellon Residential Funding
    Corporation
    6.75%, 01/25/13                 15,294           15,294
  MLCC Mortgage Investors,
    Inc.
    1.49%, 01/15/04              1,659,320        1,660,117
  Morgan Stanley Capital I
    6.22%, 02/07/04              1,329,630        1,388,021
  Residential Accredit Loans,
    Inc.
    6.00%, 12/25/16                899,844          923,183
  Residential Funding
    Mortgage Securities I
    6.50%, 03/25/32                613,345          632,314
  Salomon Brothers Mortgage
    Securities IV
    7.15%, 03/25/25              4,307,859        4,534,136
  Security National Mortgage
    Loan Trust
    5.79%, 01/25/04@               272,040          272,076

                                   PAR           VALUE
                               -----------   --------------
  Sequoia Mortgage Trust
    1.55%, 10/20/27            $ 1,754,694   $    1,739,914
    1.60%, 10/20/33              1,298,505        1,290,893
  Structured Asset Securities
    Corporation
    7.50%, 06/28/31                509,566          520,001
  United Mortgage Securities
    Corporation
    4.03%, 01/01/04                905,619          909,318
  Wachovia Asset
    Securitization, Inc.
    6.25%, 10/25/33                489,273          499,058
  Wachovia Bank Commercial
    Mortgage Trust
    4.00%, 06/15/35(omg)        11,144,901          978,662
  Washington Mutual
    3.69%, 01/01/04                863,292          873,979
  Washington Mutual Mortgage
    Securities Corporation
    3.87%, 07/25/31                539,594          544,349
  Washington Mutual MSC
    Mortgage Pass-Through
    Certificates
    3.90%, 03/25/32                973,374          979,019
                                             --------------
TOTAL MORTGAGE-BACKED
  SECURITIES
  (Cost $141,346,999)                           142,821,226
                                             --------------
MUNICIPAL BONDS -- 1.6%
  California State Department
    of Water Resources,
    Series E Revenue Bond
    (Non-Callable)
    3.59%, 05/01/04                975,000          980,714
  Maine Educational Loan
    Marketing Corporation,
    Series A-2 Student Loan
    Revenue Bond (GTD STD LNS
    Insured) (Callable
    01/20/2004 @ $100)
    1.45%, 01/07/04              1,500,000        1,500,000
  Missouri Higher Education
    Loan Authority, Revenue
    Bond (GTD STD LNS
    Insured) (Callable
    04/01/05 @ $100)
    1.52%, 07/25/08                837,351          838,267
  Panhandle -- Plains, Texas
    Higher Education
    Authority, Inc., Series
    A-4 Student Loan Revenue
    Bonds (GTD STD LNS
    Insured) (Non-Callable)
    1.21%, 10/01/31              3,200,000        3,200,000

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Texas State Public Finance
    Authority, Series B
    Revenue Bonds
    (Non-Callable)
    2.63%, 06/15/06            $ 1,365,000   $    1,368,044
  Wisconsin State, Series B-6
    General Revenue Bonds
    (XLCA Insured)
    (Non-Callable)
    1.20%, 05/01/32              5,000,000        4,999,999
                                             --------------
TOTAL MUNICIPAL BONDS
  (Cost $12,863,369)                             12,887,024
                                             --------------
                                 SHARES
                               -----------
SHORT-TERM INVESTMENTS -- 29.4%
  AB Funds Trust -- Money
    Market Fund (Retirement
    Class)(inf)                 36,116,421   $   36,116,421
  Northern Institutional
    Liquid Assets Portfolio
    sec.                       200,386,436      200,386,436
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $236,502,857)                           236,502,857
                                             --------------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series B,
    06/30/04                     2,700,000           27,000
  United Mexican States
    Recovery Rights Series C,
    06/30/05                     2,700,000            5,400
  United Mexican States
    Recovery Rights Series D,
    06/30/06                     2,700,000            5,400
  United Mexican States
    Recovery Rights Series E,
    06/30/07                     2,700,000            3,375
                                             --------------
TOTAL RIGHTS
  (Cost $0)                                          41,175
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 42.8%
  U.S. Treasury Bills
    0.83%, 01/15/04            $ 2,400,000   $    2,399,230
    0.92%, 03/04/04++++             20,000           19,972
    0.93%, 03/04/04++++             40,000           39,943
    0.88%, 03/18/04++++            100,000           99,824
    0.89%, 03/18/04++++            365,000          364,358
    0.99%, 04/15/04             11,600,000       11,570,513
    1.00%, 04/15/04              3,400,000        3,391,357
    1.01%, 04/24/04             14,000,000       13,961,668
    1.02%, 04/29/04             10,300,000       10,270,017

                                   PAR           VALUE
                               -----------   --------------
    1.02%, 05/06/04            $ 5,600,000   $    5,582,696
    1.04%, 05/13/04             12,900,000       12,858,088
    1.01%, 05/27/04              3,100,000        3,088,899
    1.01%, 06/03/04             10,600,000       10,558,691
    1.03%, 06/03/04             15,700,000       15,638,817
    1.00%, 06/10/04              7,000,000        6,971,132
    0.93%, 06/17/04              3,000,000        2,987,058
    0.95%, 06/17/04             11,000,000       10,952,546
    0.97%, 06/17/04              2,700,000        2,688,352
                                             --------------
                                                113,443,161
                                             --------------
  U.S. Treasury Bonds
    9.13%, 05/15/09              1,250,000        1,287,208
    10.38%, 11/15/09             2,700,000        2,909,358
    10.00%, 05/15/10             1,700,000        1,892,977
    10.38%, 11/15/12             5,750,000        7,337,765
                                             --------------
                                                 13,427,308
                                             --------------
  U.S. Treasury Inflationary
    Index Bonds
    3.63%, 01/15/08             12,000,000       15,202,013
    3.88%, 01/15/09              2,000,000        2,548,428
                                             --------------
                                                 17,750,441
                                             --------------
  U.S. Treasury Notes
    1.88%, 09/30/04              8,350,000        8,399,908
    1.50%, 02/28/05++++         12,770,000       12,803,432
    1.63%, 03/31/05             10,155,000       10,193,091
    1.63%, 04/30/05              5,870,000        5,889,494
    6.75%, 05/15/05             19,825,000       21,259,220
    1.25%, 05/31/05              7,450,000        7,432,545
    1.13%, 06/30/05              6,000,000        5,969,766
    1.50%, 07/31/05             11,155,000       11,149,779
    2.00%, 08/31/05             24,750,000       24,917,260
    1.63%, 09/30/05             11,170,000       11,169,129
    1.63%, 10/31/05              2,620,000        2,616,728
    5.75%, 11/15/05              2,890,000        3,103,817
    1.88%, 11/30/05             20,115,000       20,159,012
    1.88%, 12/31/05             10,475,000       10,485,234
    5.63%, 02/15/06              2,020,000        2,177,576
    2.00%, 05/15/06             11,360,000       11,365,771
    2.38%, 08/15/06              1,095,000        1,101,246
    6.50%, 10/15/06                975,000        1,086,326
    2.63%, 11/15/06              8,000,000        8,073,128
    3.50%, 11/15/06             19,550,000       20,213,644
                                             --------------
                                                199,566,106
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $342,231,699)                           344,187,016
                                             --------------
TOTAL INVESTMENTS -- 126.7%
  (Cost $1,012,696,548)                       1,017,904,502
                                             --------------

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                NUMBER OF
                                CONTRACTS        VALUE
                               -----------   --------------
WRITTEN OPTIONS -- (0.1)%
CALL SWAPTIONS -- 0.0%
  3-Month LIBOR, Strike
    Price $3.80,
    Expires 10/07/04                (2,170)  $     (177,137)
  3-Month LIBOR, Strike
    Price $4.00,
    Expires 10/31/05                  (640)         (73,389)
                                             --------------
                                                   (250,526)
                                             --------------
PUT SWAPTIONS -- (0.1%)
  3-Month LIBOR, Strike
    Price $7.00,
    Expires 10/31/05                  (640)         (89,901)
  3-Month LIBOR, Strike
    Price $6.00,
    Expires 10/07/04                (2,170)        (165,679)
                                             --------------
                                                   (255,580)
                                             --------------
TOTAL WRITTEN OPTIONS
  (Cost $(595,524))                                (506,106)
                                             --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (26.6%)                      (213,955,331)
                                             --------------
NET ASSETS -- 100.0%                         $  803,443,065
                                             ==============

Interest rate swap agreements outstanding at December 31, 2003:

                                                    UNREALIZED
                       EXPIRATION    NOTIONAL     APPRECIATION/
DESCRIPTION               DATE         VALUE      (DEPRECIATION)
-----------            ----------   -----------   --------------
BRITISH POUNDS
Receive fixed rate
payments of 4.25% and
pay variable rate
payments on the six
month LIBOR floating
rate(c)                 03/17/05     23,500,000     $(104,625)
EURODOLLARS
Receive fixed rate
payments of 4.00% and
pay variable rate
payments on the six
month LIBOR floating
rate(b)                 03/15/07     15,600,000        90,042
U.S. DOLLARS
Receive variable rate
payments on the three
month LIBOR floating
rate and pay fixed
rate payments of
5.00%(a)                06/16/14    $(1,100,000)       (9,141)
                                                    ---------
                                                    $ (23,724)
                                                    =========

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

The broad bond market was characterized by several central themes during the fourth quarter. First, the Treasury sector experienced a difficult period and was the worst performing sector for the quarter. Treasury yields elevated across most maturities as the Treasury yield-curve "priced-in" the prospects for economic growth. Inflation has remained relatively at bay due to the productivity gains; however, with the prospect for economic growth comes the fear of the potential for inflation. The yield on the 10-year Treasury Note increased 0.31% during the quarter. Given the inverse relationship between bond yields and bond prices, Treasury prices were negatively impacted by the rising interest rate environment. Secondly, credit sectors, such as corporate bonds, performed well relative to Treasuries during the quarter as credit spreads continued to tighten (i.e. yields declined and bond prices increased). Spreads tightened as a result of the improving economic backdrop and the prospects for better corporate earnings and improving credit quality. Another theme was that the lower the quality, the better the return as investors were compensated for risk. The lower-tier investment grade corporate bonds and non-benchmark sectors, such as high yield (i.e. below investment grade) and emerging market debt, were the best performing areas of the bond market. Following its first negative performance quarter since the fourth quarter of 1999, the broad bond market, as measured by the Lehman Brothers Aggregate Bond Index, squeaked-out a positive quarterly return of 0.32% with the majority of positive performance taking place in December. For the year, the broad bond market provided a relief from cash returns; however, it performed below historical annual averages and well behind the domestic and international equity markets.

The fund, a high quality, core fixed income portfolio, generated positive absolute returns and outpaced its benchmark index, the Lehman Brothers Aggregate Bond Index, during the fourth quarter with the excess return being generated during October and November.* In addition, the fund outpaced its benchmark for the calendar year 2003. For the quarter, the fund's performance benefited from its exposure to and security selection within the corporate bond sector, especially the lower-tier, investment grade securities. The fund's sub-advisers maintained exposure to this sector to take advantage of the higher yield premiums, strong investor demand and the improving fundamentals. Further benefiting the fund was modest tactical exposure to the non-benchmark sectors of high yield and emerging market debt. Both of these sectors weathered the rising interest rate environment and generally experienced spread tightening and rising bond prices. All three of the sub-advisers that manage the fund -- Goldman Sachs, PIMCO and Western Asset Management -- generated excess returns relative to the benchmark index during the quarter. At quarter-end, 79% of the fund was rated AAA while the average credit quality of the fund remained at AA. As of December 31, the fund's primary sector exposure was to Treasuries/agencies, corporates and mortgages.
---------------
* Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares. Performance for all funds reflects fee waivers in effect. In the absence of fee waivers, performance would have been lower. Unlike in a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

MEDIUM-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                                                              LEHMAN BROTHERS
                                             RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    AGGREGATE BOND INDEX**
                                             -----------------    --------------------    -------------    ----------------------
  One Year                                         6.62%                  6.80%               6.33%                 4.10%
  Since Inception (8/27/01 -- 12/31/03)            7.35%                  7.19%               7.03%                 6.84%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                      RETIREMENT CLASS                       INDEX**
                                                                      ----------------            ------------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                   10051                              10056
09/30/01                                                                   10123                              10173
10/31/01                                                                   10364                              10386
11/30/01                                                                   10223                              10243
12/31/01                                                                   10149                              10177
01/31/02                                                                   10253                              10260
02/28/02                                                                   10387                              10359
03/31/02                                                                   10223                              10187
04/30/02                                                                   10422                              10384
05/31/02                                                                   10479                              10473
06/30/02                                                                   10453                              10563
07/31/02                                                                   10466                              10691
08/31/02                                                                   10685                              10871
09/30/02                                                                   10774                              11047
10/31/02                                                                   10752                              10997
11/30/02                                                                   10833                              10994
12/31/02                                                                   11079                              11221
01/31/03                                                                   11165                              11231
02/28/03                                                                   11315                              11386
03/31/03                                                                   11312                              11377
04/30/03                                                                   11461                              11471
05/31/03                                                                   11671                              11685
06/30/03                                                                   11674                              11662
07/30/03                                                                   11295                              11270
08/31/03                                                                   11403                              11345
09/30/03                                                                   11721                              11645
10/31/03                                                                   11638                              11536
11/30/03                                                                   11704                              11564
12/31/03                                                                   11811                              11682

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                       Not Part of the Semi-Annual Report

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                  PAR           VALUE
-----------------              -----------   --------------
AGENCY OBLIGATIONS -- 7.9%
  Federal Home Loan Bank
    1.03%, 01/23/04            $15,000,000   $   14,990,604
    4.50%, 09/16/13                400,000          394,845
  Federal Home Loan Mortgage
    Corporation
    1.08%, 02/18/04              8,000,000        7,989,690
    4.88%, 03/15/07              1,000,000        1,065,304
    6.63%, 09/15/09              8,000,000        9,159,592
    7.00%, 03/15/10              1,600,000        1,869,456
  Federal National Mortgage
    Association
    1.01%, 02/03/04             12,000,000       11,988,889
    1.00%, 02/04/04              2,000,000        1,998,111
    1.07%, 02/11/04              4,700,000        4,694,775
    1.09%, 03/24/04                525,000          523,840
    1.10%, 03/24/04++++             75,000           74,835
    1.06%, 03/25/04              3,900,000        3,891,279
    6.63%, 09/15/09              1,500,000        1,715,219
  Financing Corporation
    Principle STRIPS
    5.52%, 11/30/17 (omg)        1,130,000          530,770
    5.67%, 04/05/19 (omg)          620,000          264,779
  Resolution Funding
    Corporation STRIPS
    5.34%, 01/15/17 (omg)        5,176,000        2,608,435
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $62,249,628)                             63,760,423
                                             --------------
ASSET-BACKED SECURITIES -- 6.3%
  Amortizing Residential
    Collateral Trust
    1.42%, 01/26/04                510,604          510,045
  AQ Finance NIM Trust
    1.37%, 01/25/04 144A++         400,000          400,000
    1.79%, 12/25/07 144A++@      1,106,355        1,107,046
    9.50%, 06/25/32 144A@           11,376           11,376
    8.74%, 03/25/35 144A@          158,843          159,479
  Bayview Financial
    Acquisition Trust
    1.52%, 01/26/04 144A++       2,132,531        2,134,919
  Capital One Multi-Asset
    Execution Trust
    4.32%, 04/15/09                310,000          316,155
  Centex Home Equity
    1.44%, 09/26/33++            2,414,680        2,413,421
  Chase Funding Net Interest
    Margin
    5.25%, 12/17/33 144A@          230,000          229,701
    6.88%, 06/27/36 144A@          195,441          195,536
  Chesapeake Funding LLC
    1.42%, 08/07/08++            3,100,000        3,106,676
  Chevy Chase Funding LLC
    1.47%, 01/25/04 144A++       2,977,251        2,977,251

                                   PAR           VALUE
                               -----------   --------------
  Citibank Credit Card
    Issuance Trust
    2.16%, 02/07/04++          $   670,000   $      677,856
  CitiFinancial Mortgage
    Securities, Inc.
    1.41%, 01/25/04 STEP         2,776,864        2,772,015
  Citigroup Mortgage Loan
    Trust, Inc.
    1.72%, 09/25/35 STEP@        2,000,000        2,000,000
    1.52%, 12/18/49++            1,900,000        1,900,000
  Conseco Finance
    Securitizations
    Corporation
    6.77%, 09/01/32              2,200,000        2,246,146
    8.00%, 02/01/33 IO (omg)@   14,418,000          860,574
    5.16%, 05/01/33                315,541          319,155
  Countrywide Home Equity
    Loan Trust
    1.42%, 01/15/04++              446,164          445,587
  Daimler Chrysler Master
    Owner Trust
    1.22%, 01/15/04++              910,000          910,016
  Embarcadero Aircraft
    Securitization Trust
    1.64%, 08/15/25 144A++@        575,000          264,006
  EQCC Trust
    1.44%, 01/25/04++              833,035          833,694
  Fleet Home Equity Loan
    Trust
    1.36%, 05/30/31++            1,435,674        1,431,886
  Green Tree Home Improvement
    Loan Trust
    1.33%, 01/15/04 STEP            96,190           96,194
  HFC Home Equity Loan
    Asset-Backed Certificates
    1.50%, 01/20/04++            4,000,000        3,999,999
    1.70%, 01/20/04++            2,107,884        2,115,768
    1.50%, 10/20/32++            1,587,633        1,587,655
  Household Mortgage Loan
    Trust
    1.48%, 01/20/04++            1,800,062        1,800,098
  Long Beach Asset Holdings
    Corporation
    7.26%, 06/15/35 144A@          169,346          169,875
  Madison Avenue Manufactured
    Housing Contract
    1.49%, 01/25/04++            2,415,473        2,409,819
  Merrill Lynch Mortgage
    Investors, Inc.
    1.46%, 08/25/09++              309,800          309,487
  Metropolitan Asset Funding,
    Inc.
    1.60%, 01/25/04 STEP 144A      276,576          276,525
  NC Finance Trust
    9.00%, 03/01/30 144A@           65,728           65,687

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  New Century Home Equity
    Loan Trust
    7.22%, 11/25/27            $   378,141   $      386,390
  Nextcard Credit Card Master
    Note Trust
    1.36%, 01/15/04 144A++          17,910           17,838
    3.59%, 12/15/06 144A++         910,000          134,553
  Novastar NIM Trust
    7.39%, 07/01/07 144A@          176,387          176,477
  Option One Mortgage
    Securities Corporation
    NIM Trust
    1.44%, 04/26/09 144A++         114,902          114,908
    8.83%, 06/26/32 144A@           13,531           13,531
  Provident Bank Home Equity
    Loan Trust
    1.41%, 08/25/31++              803,455          801,909
  Residential Asset
    Securities Corporation
    1.38%, 04/25/28++              146,209          146,243
  Residential Funding
    Mortgage Securities II
    8.09%, 03/25/20                584,528          593,556
    7.18%, 12/25/22                278,121          277,726
  Sail Net Interest Margin
    Notes
    6.75%, 11/27/33 144A@          193,740          193,902
  Salomon Brothers Mortgage
    Securities VII
    1.42%, 01/25/04++              584,751          585,173
    1.38%, 01/26/04 STEP           193,149          193,198
  Saxon Asset Securities
    Trust
    1.44%, 06/25/33++              292,719          292,861
  Spiegel Credit Card Master
    Note Trust
    1.44%, 03/15/10++            3,891,490        3,888,242
  Structured Asset Securities
    Corporation
    1.57%, 02/25/33++            1,830,509        1,833,926
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A           636,688          660,365
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $52,856,216)                             51,364,445
                                             --------------
COMMERCIAL PAPER -- 5.8%
  Danske Corporation
    1.08%, 01/21/04              8,000,000        7,995,369
  HBOS Treasury Services PLC
    1.12%, 02/18/04              4,900,000        4,893,369
    1.11%, 03/12/04                900,000          898,192
  National Australia Funding
    (Delaware), Inc.
    1.08%, 02/10/04              5,400,000        5,393,520
  Rabobank USA Finance
    Corporation
    1.08%, 02/24/04              8,000,000        7,987,476

                                   PAR           VALUE
                               -----------   --------------
  Royal Bank of Scotland PLC
    1.08%, 01/27/04            $ 8,000,000   $    7,993,913
  UBS Finance (Delaware) LLC
    1.06%, 01/20/04              1,100,000        1,099,377
    1.06%, 01/21/04              4,200,000        4,197,568
    1.08%, 02/25/04              1,100,000        1,098,280
  Westpac Capital Corporation
    1.09%, 01/28/04                300,000          299,763
  Westpac Trust Securities,
    Ltd.
    1.10%, 02/12/04              5,300,000        5,293,541
                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $47,148,381)                             47,150,368
                                             --------------
CORPORATE BONDS -- 14.6%
  Ace Capital Trust II
    9.70%, 04/01/30                 60,000           78,507
  Ace INA Holdings, Inc.
    8.20%, 08/15/04                550,000          571,514
    8.30%, 08/15/06                550,000          622,590
  Adelphia Communications
    9.25%, 10/01/04#               250,000          232,500
    9.38%, 11/15/09#               250,000          237,500
  AES Corporation (The)
    10.00%, 07/15/05 144A          112,824          115,363
    9.50%, 06/01/09                 42,000           46,778
    9.38%, 09/15/10                 10,000           11,138
  AGCO Corporation
    9.50%, 05/01/08                 67,000           73,700
  Allied Waste North America
    8.88%, 04/01/08                265,000          298,125
  Amerada Hess Corporation
    7.13%, 03/15/33                550,000          560,150
  American Axle &
    Manufacturing, Inc.
    9.75%, 03/01/09                103,000          109,438
  American Standard, Inc.
    7.38%, 02/01/08                170,000          188,700
  American Tower Corporation
    9.38%, 02/01/09                250,000          267,500
  AmerisourceBergen
    Corporation
    8.13%, 09/01/08                170,000          192,525
  AMFM, Inc.
    8.00%, 11/01/08              1,275,000        1,482,188
  Anthem Insurance Cos., Inc.
    9.13%, 04/01/10 144A@          100,000          125,869
  ANZ Capital Trust I
    4.48%, 01/29/49 144A@          350,000          352,003
    5.36%, 12/29/49 144A@          800,000          800,398
  Apache Corporation
    6.25%, 04/15/12                340,000          378,591
  Astoria Financial
    Corporation
    5.75%, 10/15/12 144A           450,000          458,320

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  AT&T Wireless Services,
    Inc.
    7.88%, 03/01/11            $   100,000   $      115,909
    8.13%, 05/01/12                135,000          159,050
    8.75%, 03/01/31                150,000          185,729
  Avis Group Holdings, Inc.
    11.00%, 05/01/09               161,000          174,300
  Bank One Corporation
    4.13%, 09/01/07              1,100,000        1,136,957
  Bank United Corporation
    8.88%, 05/01/07                250,000          295,541
  BellSouth Capital Funding
    7.88%, 02/15/30                460,000          560,228
  BellSouth Corporation
    6.88%, 10/15/31                 10,000           10,984
  Boeing Co. (The)
    6.63%, 02/15/38                210,000          220,883
  Calpine Corporation
    7.75%, 04/15/09                 96,000           74,400
    8.50%, 02/15/11                519,000          413,254
  Capital One Bank
    6.50%, 06/13/13                400,000          420,106
  Cendant Corporation
    6.25%, 01/15/08                150,000          163,800
  CenterPoint Energy
    Resources Corporation
    7.88%, 04/01/13 144A           125,000          141,750
    5.95%, 01/15/14 144A@          475,000          472,186
  CenterPoint Energy, Inc.
    5.88%, 06/01/08 144A           300,000          312,828
    7.25%, 09/01/10 144A           100,000          108,402
  Chesapeake Energy
    Corporation
    8.13%, 04/01/11                 31,000           34,565
  Citigroup, Inc.
    5.00%, 03/06/07              2,200,000        2,337,312
  Cleveland Electric
    Illuminating Co. (The)
    7.88%, 11/01/17              2,050,000        2,401,418
  CNA Financial Corporation
    6.50%, 04/15/05                125,000          129,901
    6.75%, 11/15/06                130,000          138,680
    6.95%, 01/15/18                 40,000           40,186
    7.25%, 11/15/23                 50,000           50,177
  Comcast Cable
    Communications
    8.38%, 05/01/07                650,000          754,263
    6.75%, 01/30/11                740,000          824,974
  Comcast Cable
    Communications Holdings,
    Inc.
    8.38%, 03/15/13                450,000          551,704
  ConocoPhillips
    8.75%, 05/25/10                230,000          287,682
    7.00%, 03/30/29                255,000          289,536
  ConocoPhillips Holding Co.
    6.95%, 04/15/29              1,060,000        1,205,885

                                   PAR           VALUE
                               -----------   --------------
  Continental Airlines, Inc.
    6.70%, 06/15/21            $   417,949   $      409,239
  Cox Communications, Inc.
    7.13%, 10/01/12                 75,000           86,650
    4.63%, 06/01/13                170,000          164,205
    5.50%, 10/01/15                 55,000           55,444
  Credit Suisse First Boston
    USA, Inc.
    4.63%, 01/15/08                600,000          625,174
    6.13%, 11/15/11                500,000          545,221
  CSC Holdings, Inc.
    7.63%, 04/01/11                530,000          560,475
    7.63%, 07/15/18                 30,000           31,650
  DaimlerChrysler NA Holding
    Corporation
    7.30%, 01/15/12                550,000          613,339
    6.50%, 11/15/13                210,000          221,620
  Delta Air Lines, Inc.
    6.42%, 07/02/12                400,000          428,991
    6.72%, 01/02/23                792,305          847,843
  Devon Energy Corporation
    7.95%, 04/15/32                725,000          876,924
  Devon Financing Corporation
    ULC
    6.88%, 09/30/11                 10,000           11,357
  Dex Media West LLC/Dex
    Media Finance Co.
    8.50%, 08/15/10 144A           100,000          111,875
  Dominion Resources, Inc.
    4.13%, 02/15/08                 70,000           71,403
    5.13%, 12/15/09                230,000          240,439
    5.70%, 09/17/12                310,000          327,299
  Dryden Investor Trust
    7.16%, 07/23/08 144A@        1,775,052        1,917,346
  Dynegy Holdings, Inc.
    8.75%, 02/15/12              1,030,000        1,044,163
  Eastman Kodak Co.
    7.25%, 11/15/13                120,000          126,131
  Echostar DBS Corporation
    4.41%, 01/01/04 144A++         103,000          107,764
    5.75%, 10/01/08 144A@          500,000          508,125
    9.13%, 01/15/09                 69,000           77,539
  El Paso CGP Co.
    7.75%, 06/15/10              1,000,000          948,750
  El Paso Corporation
    8.10%, 02/28/21 CONV(omg)      990,000          460,350
    8.05%, 10/15/30                600,000          525,000
    7.80%, 08/01/31              1,150,000          984,687
    7.75%, 01/15/32              1,030,000          883,225
  El Paso Natural Gas Co.
    8.38%, 06/15/32                210,000          215,670
  EOP Operating LP
    7.75%, 11/15/07                100,000          114,734
  Firstar Bank NA
    7.13%, 12/01/09                170,000          196,153

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  FirstEnergy Corporation
    6.45%, 11/15/11            $   230,000   $      238,823
    7.38%, 11/15/31              1,050,000        1,077,978
  Ford Motor Co.
    6.63%, 10/01/28                550,000          507,400
    6.38%, 02/01/29                675,000          603,951
  Ford Motor Credit Co.
    1.98%, 03/08/04++              700,000          700,493
    6.70%, 07/16/04              1,000,000        1,025,827
    7.38%, 10/28/09                100,000          109,947
    7.88%, 06/15/10                590,000          660,088
    7.38%, 02/01/11                320,000          349,265
    7.25%, 10/25/11              1,000,000        1,086,192
    7.00%, 10/01/13              1,950,000        2,060,266
  Forest Oil Corporation
    7.75%, 05/01/14                115,000          122,188
  Fort James Corporation
    4.75%, 06/29/04(E)             500,000          635,406
  Fresenius Medical Care
    Capital Trust II
    7.88%, 02/01/08                230,000          246,675
  GATX Financial Corporation
    6.00%, 11/19/08                400,000          397,494
  General Electric Capital
    Corporation
    6.00%, 06/15/12                600,000          651,757
    5.45%, 01/15/13              1,110,000        1,156,818
  General Electric Co.
    5.00%, 02/01/13                 90,000           91,186
  General Motors Acceptance
    Corporation
    2.41%, 10/20/05++            1,700,000        1,713,664
    7.25%, 03/02/11                310,000          340,582
    6.88%, 09/15/11                100,000          107,875
  General Motors Corporation
    8.38%, 07/15/33              1,050,000        1,222,518
  Georgia-Pacific Corporation
    8.13%, 05/15/11                  8,000            8,840
    9.50%, 12/01/11                 46,000           53,590
    8.88%, 05/15/31                 14,000           15,470
  Greenpoint Financial
    Corporation
    3.20%, 06/06/08 144A           350,000          338,656
  HCA, Inc.
    6.75%, 07/15/13              1,100,000        1,168,607
  Host Marriott LP
    9.50%, 01/15/07                500,000          558,750
    9.25%, 10/01/07                 32,000           35,920
  Household Finance
    Corporation
    8.00%, 07/15/10                780,000          935,335
    7.00%, 05/15/12                690,000          788,124
    6.38%, 11/27/12                110,000          120,883
  IMC Global, Inc.
    10.88%, 06/01/08               119,000          131,495
    10.88%, 08/01/13 144A           50,000           55,000

                                   PAR           VALUE
                               -----------   --------------
  Indiana Michigan Power Co.
    6.88%, 07/01/04            $ 2,000,000   $    2,054,884
  Insight Midwest LP/Insight
    Capital, Inc.
    10.50%, 11/01/10               179,000          195,558
  International Paper Co.
    5.50%, 01/15/14                135,000          135,760
  J.P. Morgan Chase & Co.
    6.63%, 03/15/12                670,000          749,664
  JPM Capital Trust II
    7.95%, 02/01/27                700,000          792,837
  Kansas City Southern
    Railway
    9.50%, 10/01/08                 99,000          110,385
  Kellogg Co.
    6.60%, 04/01/11                500,000          561,163
  Lear Corporation
    7.96%, 05/15/05                 86,000           92,450
  Lehman Brothers Holdings,
    Inc.
    6.63%, 04/01/04                550,000          557,218
    8.25%, 06/15/07                100,000          116,651
    4.00%, 01/22/08                 70,000           71,462
  Liberty Media Corporation
    2.67%, 03/17/04++            1,390,000        1,406,205
    3.75%, 02/15/30 CONV            40,000           26,350
  Lockheed Martin Corporation
    8.50%, 12/01/29                190,000          249,730
  Lyondell Chemical Co.
    9.88%, 05/01/07                500,000          530,000
  MacDermid, Inc.
    9.13%, 07/15/11                111,000          124,875
  Manor Care, Inc.
    8.00%, 03/01/08                130,000          147,550
  MeadWestvaco Corporation
    6.85%, 04/01/12                375,000          413,148
  Mediacom LLC/Mediacom
    Capital Corporation
    9.50%, 01/15/13                500,000          532,500
  Merrill Lynch & Co., Inc.
    3.38%, 09/14/07                420,000          425,793
  Millennium America, Inc.
    7.00%, 11/15/06                 50,000           51,500
    9.25%, 06/15/08                 30,000           32,850
  Moore North America
    Finance, Inc.
    7.88%, 01/15/11 144A            30,000           34,125
  Nabisco, Inc.
    7.55%, 06/15/15              1,530,000        1,834,865
  News America Holdings
    8.88%, 04/26/23              1,230,000        1,580,883
  Nextel Communications, Inc.
    9.38%, 11/15/09                250,000          273,750
    9.50%, 02/01/11                160,000          181,600

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Niagara Mohawk Power
    Corporation
    8.00%, 06/01/04            $   500,000   $      513,016
    7.75%, 10/01/08              1,340,000        1,556,929
  Nortek Holdings, Inc.
    9.25%, 03/15/07                605,000          624,663
    8.88%, 08/01/08                 70,000           73,588
  Northwest Airlines
    Corporation
    7.58%, 03/01/19                662,002          682,369
  Omnicare, Inc.
    8.13%, 03/15/11                239,000          262,303
  Oncor Electric Delivery Co.
    6.38%, 01/15/15                140,000          152,503
  Patrons' Legacy
    5.65%, 01/17/17                640,000          635,590
  Peabody Energy Corporation
    6.88%, 03/15/13                165,000          174,900
  Pemex Project Funding
    Master Trust
    9.13%, 10/13/10              1,075,000        1,281,937
  Penney (JC) Co., Inc.
    8.00%, 03/01/10                176,000          202,620
  PHH Corporation
    7.13%, 03/01/13                350,000          392,768
  Pioneer Natural Resources
    Co.
    7.50%, 04/15/12                133,000          153,103
  Popular North America, Inc.
    6.13%, 10/15/06                200,000          217,536
    4.25%, 04/01/08                300,000          305,720
    3.88%, 10/01/08                250,000          249,800
  Premium Asset Trust
    1.50%, 02/27/04 144A++@      2,000,000        2,005,057
  Prudential Funding LLC
    6.60%, 05/15/08 144A@          600,000          668,550
  PVNGS II Funding
    Corporation, Inc.
    8.00%, 12/30/15              1,800,000        1,977,131
  Qwest Capital Funding, Inc.
    7.25%, 02/15/11                200,000          198,000
  Qwest Corporation
    5.63%, 11/15/08                500,000          497,500
    8.88%, 03/15/12 144A         1,200,000        1,383,000
    7.50%, 06/15/23                500,000          502,500
  Rabobank Capital Funding II
    5.26%, 12/29/49 144A@        1,100,000        1,104,067
  Raytheon Co.
    6.00%, 12/15/10                 20,000           21,405
    5.50%, 11/15/12                 10,000           10,162
    5.38%, 04/01/13                115,000          115,405
  Ryland Group, Inc.
    9.75%, 09/01/10                136,000          155,040
  Safeco Corporation
    4.88%, 02/01/10                125,000          129,039
  Sara Lee Corporation
    6.25%, 09/15/11                400,000          444,850
  Schuler Homes, Inc.
    9.38%, 07/15/09                 38,000           42,940

                                   PAR           VALUE
                               -----------   --------------
  Simon Property Group LP
    7.38%, 01/20/06            $   900,000   $      988,840
  Sonat, Inc.
    7.63%, 07/15/11                460,000          428,375
  Southern California Edison
    Co.
    6.38%, 01/15/06                500,000          532,500
    7.63%, 01/15/10                300,000          346,500
  Southern Natural Gas Co.
    8.00%, 03/01/32                400,000          415,000
  Sovereign Bancorp, Inc.
    10.50%, 11/15/06               125,000          147,937
  Sovereign Bank
    5.13%, 03/15/13                300,000          298,501
    4.38%, 08/01/13++              250,000          252,127
  Sprint Capital Corporation
    6.00%, 01/15/07                140,000          149,651
    6.13%, 11/15/08                310,000          330,838
    7.63%, 01/30/11                350,000          392,980
    8.38%, 03/15/12                100,000          117,016
    6.88%, 11/15/28                550,000          538,594
  System Energy Rescouces,
    Inc.
    7.43%, 01/15/11              1,164,449        1,201,293
  Systems 2001 Asset Trust
    LLC
    6.66%, 09/15/13 144A         1,064,561        1,177,218
  Target Corporation
    5.88%, 03/01/12                560,000          608,775
  TCI Communications
    Financing III
    9.65%, 03/31/27              2,610,000        3,158,099
  TECO Energy, Inc.
    10.50%, 12/01/07 144A          200,000          234,500
  Tenet Healthcare
    Corporation
    7.38%, 02/01/13                120,000          121,200
  Tennessee Valley Authority
    6.75%, 11/01/25              1,420,000        1,643,394
    7.13%, 05/01/30              3,360,000        4,043,846
  Time Warner Entertainment
    Co. LP
    8.38%, 03/15/23                300,000          372,905
    8.38%, 07/15/33                520,000          662,807
  Time Warner, Inc.
    6.88%, 05/01/12                110,000          124,023
    7.70%, 05/01/32              1,310,000        1,534,693
  Triton PCS, Inc.
    8.75%, 11/15/11                500,000          495,000
  TXU Energy Co.
    7.00%, 03/15/13                150,000          166,242
  Unilever Capital
    Corporation
    7.13%, 11/01/10                760,000          885,040
  Union Pacific Corporation
    6.65%, 01/15/11                260,000          290,368
  Unisys Corporation
    6.88%, 03/15/10                128,000          139,200

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  United Air Lines, Inc.
    9.21%, 01/21/17#@          $   200,000   $       81,741
    9.56%, 10/19/18#@              300,000          126,380
  United Telephone Co. of
    Kansas
    6.89%, 07/01/08@               500,000          531,925
  Ventas Realty LP/Ventas
    Capital Corporation
    8.75%, 05/01/09                 50,000           55,125
    9.00%, 05/01/12                 20,000           22,300
  Verizon Global Funding
    Corporation
    6.88%, 06/15/12                160,000          179,826
    4.38%, 06/01/13                390,000          369,266
  Verizon New York, Inc.
    6.88%, 04/01/12                450,000          498,880
  Verizon Wireless Capital
    LLC
    1.24%, 05/23/05 144A++@      1,200,000        1,199,053
  Vintage Petroleum, Inc.
    8.25%, 05/01/12                250,000          273,125
  Washington Mutual, Inc.
    4.00%, 01/15/09                150,000          150,430
    8.25%, 04/01/10                300,000          361,180
  Waste Management, Inc.
    7.75%, 05/15/32                980,000        1,158,510
  Wells Fargo & Co.
    5.00%, 11/15/14                900,000          897,988
  Wells Fargo Bank NA
    6.45%, 02/01/11              1,260,000        1,416,813
  Westlake Chemical
    Corporation
    8.75%, 07/15/11 144A            20,000           22,000
  Westport Resources
    Corporation
    8.25%, 11/01/11 144A            40,000           44,200
    8.25%, 11/01/11                 20,000           22,100
  Weyerhaeuser Co.
    6.00%, 08/01/06                200,000          214,287
    6.75%, 03/15/12                410,000          447,996
    6.88%, 12/15/33                215,000          221,663
  Williams Cos., Inc.
    7.50%, 01/15/31              1,020,000        1,037,850
    7.75%, 06/15/31                200,000          207,750
    8.75%, 03/15/32              1,130,000        1,282,549
  Xerox Corporation
    7.13%, 06/15/10                250,000          268,750
  XTO Energy, Inc.
    7.50%, 04/15/12                 83,000           94,205
    6.25%, 04/15/13                215,000          227,363
  Zurich Capital Trust I
    8.38%, 06/01/37 144A           475,000          547,109
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $109,943,343)                           118,647,408
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
FOREIGN BONDS -- 9.1%
AUSTRALIA -- 0.1%
  QBE Insurance Group, Ltd.
    5.65%, 07/01/23 144A++@    $   400,000   $      382,021
  TXU Australia Holdings
    Partnership LP
    6.15%, 11/15/13 144A@          225,000          229,749
                                             --------------
                                                    611,770
                                             --------------
BAHAMAS -- 0.0%
  Teekay Shipping Corporation
    8.88%, 07/15/11                206,000          234,840
                                             --------------
BERMUDA -- 0.8%
  Tyco International Group SA
    6.38%, 02/15/06                100,000          107,000
    5.80%, 08/01/06                800,000          850,000
    6.13%, 11/01/08                 90,000           96,750
    6.75%, 02/15/11                800,000          878,000
    6.38%, 10/15/11                890,000          955,638
    6.00%, 11/15/13 144A@        3,270,000        3,384,450
                                             --------------
                                                  6,271,838
                                             --------------
BRAZIL -- 0.8%
  Federal Republic of Brazil
    8.00%, 04/15/04                997,442          984,248
    2.00%, 04/15/06++              880,000          871,360
    2.06%, 04/15/09++              200,589          190,747
    14.50%, 10/15/09               150,000          196,125
    12.00%, 04/15/10               520,000          626,600
    2.06%, 04/15/12++              450,000          406,906
    2.19%, 04/15/12++              440,000          399,300
    8.00%, 04/15/14              1,662,404        1,640,414
    10.13%, 05/15/27               800,000          852,000
    11.00%, 08/17/40               445,000          491,725
                                             --------------
                                                  6,659,425
                                             --------------
BULGARIA -- 0.1%
  Republic of Bulgaria
    1.94%, 07/28/11++              636,500          626,749
    8.25%, 01/15/15 144A           260,000          304,850
                                             --------------
                                                    931,599
                                             --------------
CANADA -- 0.7%
  Abitibi-Consolidated, Inc.
    8.55%, 08/01/10                 32,000           35,690
  Alcan, Inc.
    5.20%, 01/15/14              1,400,000        1,417,841
  Alliance Atlantis
    Communications, Inc.
    13.00%, 12/15/09                74,000           84,730
  Anderson Exploration, Ltd.
    6.75%, 03/15/11                 50,000           55,529
  Bombardier Capital Funding
    LP
    6.13%, 05/14/07(E)             250,000          327,409
  Cascades, Inc.
    7.25%, 02/15/13 144A           199,000          210,443

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Conoco Funding Co.
    7.25%, 10/15/31            $   315,000   $      372,944
  General Motors Nova Scotia
    Finance Co.
    6.85%, 10/15/08              1,670,000        1,789,021
  Hydro Quebec
    6.30%, 05/11/11                860,000          971,650
  Western Oil Sands, Inc.
    8.38%, 05/01/12                 85,000           97,219
                                             --------------
                                                  5,362,476
                                             --------------
CAYMAN ISLANDS -- 0.2%
  ACE, Ltd.
    6.00%, 04/01/07                350,000          379,377
  G-Wing, Ltd.
    3.82%, 11/06/11 144A++@        658,622          652,273
  PDVSA Finance, Ltd.
    8.50%, 11/16/12                440,000          429,000
  PRIME Capital Hurricane,
    Ltd.
    7.61%, 01/07/04++              290,000          290,091
                                             --------------
                                                  1,750,741
                                             --------------
CHILE -- 0.0%
  Codelco, Inc.
    5.50%, 10/15/13 144A           200,000          203,416
                                             --------------
COLOMBIA -- 0.1%
  Republic of Colombia
    10.50%, 07/09/10                60,000           67,560
    11.75%, 02/25/20               605,000          732,050
                                             --------------
                                                    799,610
                                             --------------
DOMINICAN REPUBLIC -- 0.1%
  Dominican Republic
    9.50%, 09/27/06                640,000          532,394
    9.04%, 01/23/13 144A           180,000          137,700
                                             --------------
                                                    670,094
                                             --------------
FRANCE -- 0.1%
  Compagnie Generale de
    Geophysique SA
    10.63%, 11/15/07                79,000           84,135
  France Telecom
    9.00%, 03/01/11                450,000          541,371
  Legrand SA
    8.50%, 02/15/25                250,000          265,312
  Vivendi Universal SA
    6.25%, 07/15/08 144A           230,000          244,663
                                             --------------
                                                  1,135,481
                                             --------------
GERMANY -- 3.0%
  Deutsche Bundesrepublik
    3.75%, 01/04/09(E)           8,710,000       11,081,530
    4.50%, 01/04/13(E)           5,300,000        6,824,753
    5.50%, 01/04/31(E)           4,890,000        6,691,219
                                             --------------
                                                 24,597,502
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
HONG KONG -- 0.1%
  Hutchison Whampoa
    International, Ltd.
    7.45%, 11/24/33 144A@      $   600,000   $      627,212
                                             --------------
IRELAND -- 0.0%
  Eircom Funding
    8.25%, 08/15/13                130,000          144,625
                                             --------------
ITALY -- 0.1%
  Telecom Italia Capital SA
    5.25%, 11/15/13 144A           325,000          326,393
                                             --------------
MALAYSIA -- 0.1%
  Petronas Capital, Ltd.
    7.88%, 05/22/22 144A           430,000          511,120
                                             --------------
MEXICO -- 1.2%
  Telefonos de Mexico SA de
    CV
    8.25%, 01/26/06                250,000          276,895
    4.50%, 11/19/08 144A@          750,000          754,890
  United Mexican States
    8.38%, 01/14/11                500,000          595,000
    7.50%, 01/14/12                750,000          847,875
    6.38%, 01/16/13                350,000          364,000
    5.88%, 01/15/14              1,820,000        1,801,800
    8.13%, 12/30/19                170,000          190,400
    11.50%, 05/15/26             3,345,000        4,850,250
                                             --------------
                                                  9,681,110
                                             --------------
NETHERLANDS -- 0.2%
  Deutsche Telekom
    International Finance BV
    5.25%, 07/22/13                595,000          602,425
    8.75%, 06/15/30                700,000          897,394
  Royal KPN NV
    8.38%, 10/01/30                400,000          508,949
                                             --------------
                                                  2,008,768
                                             --------------
PANAMA -- 0.3%
  Republic of Panama
    1.94%, 01/17/04++              572,715          500,820
    8.25%, 04/22/08                520,000          574,600
    9.63%, 08/08/11                110,000          127,600
    10.75%, 05/15/20               517,000          622,985
    9.38%, 01/16/23                420,000          459,900
                                             --------------
                                                  2,285,905
                                             --------------
PERU -- 0.1%
  Republic of Peru
    5.00%, 03/07/04 144A++         564,000          524,520
    4.50%, 03/08/04++              170,000          152,723
    9.13%, 02/21/12                 10,000           11,200
    9.88%, 02/06/15                240,000          279,600
    5.00%, 03/07/17++              122,200          114,064
    8.75%, 11/21/33                 40,000           40,200
                                             --------------
                                                  1,122,307
                                             --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
PHILIPPINES -- 0.0%
  Republic of Philippines
    9.88%, 01/15/19            $    85,000   $       90,313
    10.63%, 03/16/25                50,000           55,875
                                             --------------
                                                    146,188
                                             --------------
RUSSIA -- 0.4%
  Ministry Finance of Russia
    3.00%, 05/14/08                550,000          493,215
  Russian Federation
    8.25%, 03/31/10 STEP            70,000           78,418
    5.00%, 03/31/30 STEP         2,490,000        2,393,513
                                             --------------
                                                  2,965,146
                                             --------------
SOUTH AFRICA -- 0.1%
  Republic of South Africa
    13.00%, 08/31/10(R)          5,130,000          939,222
                                             --------------
SOUTH KOREA -- 0.0%
  Korea Asset Funding, Ltd.
    3.20%, 02/10/04 144A++         166,375          166,165
                                             --------------
UNITED KINGDOM -- 0.5%
  BP Capital Markets PLC
    2.75%, 12/29/06                740,000          741,684
  British Telecommunications
    PLC
    8.88%, 12/15/30                550,000          721,779
  HSBC Capital Funding LP
    4.61%, 12/29/49 144A++@      1,090,000        1,025,637
  Standard Chartered Bank
    8.00%, 05/30/31 144A@          300,000          363,639
  Telewest Communications PLC
    9.88%, 02/01/10#               145,000           90,625
  Tribeca Mortgage Fund I
    1.92%, 02/18/04++              775,000          774,991
  XL Capital Europe PLC
    6.50%, 01/15/12                140,000          153,478
                                             --------------
                                                  3,871,833
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
VENEZUELA -- 0.0%
  Petrozuata Finance, Inc.
    8.22%, 04/01/17 144A       $   140,000   $      128,800
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $67,785,431)                             74,153,586
                                             --------------
MORTGAGE-BACKED
  SECURITIES -- 30.6%
  ARC Net Interest Margin
    Trust
    7.75%, 01/27/32 144A@           57,902           58,191
    7.75%, 07/27/32 144A@           95,496           96,804
  Bear Stearns Adjustable
    Rate Mortgage Trust
    5.65%, 02/25/33++            1,081,634        1,089,515
  Commercial Mortgage Pass-
    Through Certificates
    1.40%, 01/15/04 144A++         330,008          329,993
  Commerical Mortgage Asset
    Trust
    7.55%, 01/11/04++              440,000          513,614
  Credit-Based Asset
    Servicing and
    Securitization
    1.43%, 08/25/33++              942,781          943,050
  CS First Boston Mortgage
    Securities Corporation
    6.00%, 01/25/33                841,007          854,466
    80.19%, 04/25/33 IO(omg)@      701,393           31,557
    37.39%, 05/25/33 IO(omg)@      450,601            4,444
    5.50%, 06/25/33 IO@            481,419           29,831
    15.00%, 07/25/33
      IO++(omg)@                 2,189,614           29,373
    12.35%, 08/25/33
      IO++(omg)@                 2,386,994           25,371
  Federal Home Loan Mortgage
    Corporation
    8.00%, 10/01/07                  1,873            1,898
    5.50%, 08/15/14              2,000,000        2,068,310
    7.00%, 11/01/14                439,765          469,445
    7.00%, 04/01/15                288,722          308,208
    8.00%, 06/01/15                 17,994           18,233
    7.00%, 12/01/15                210,545          224,675
    6.00%, 04/15/16              1,065,040        1,094,552
    8.50%, 06/01/16                 34,373           37,594
    5.75%, 03/15/18              1,515,112        1,532,335
    8.50%, 06/01/18                 33,012           36,106
    6.50%, 02/17/21                311,347          312,119
    0.37%, 04/15/22 PO
      STRIP(omg)@                  117,970          116,855
    6.00%, 11/01/22              1,002,670        1,041,569
    11.44%, 03/15/24
      IO++(omg)@                    91,622               98
    8.00%, 08/01/24                 25,812           28,121
    7.50%, 11/01/29                 88,791           95,383
    7.50%, 12/01/29                137,678          147,899
    6.00%, 07/15/30              2,000,000        2,072,526
    6.50%, 08/15/30              1,743,410        1,770,383
    7.50%, 02/01/31                220,269          236,544
    7.50%, 11/01/31                134,592          144,538
    7.00%, 01/01/34 TBA          1,000,000        1,057,812
  Federal Housing
    Administration
    7.43%, 01/01/04++              553,289          564,355
  Federal National Mortgage
    Association
    3.17%, 01/01/04++              100,760          101,445
    4.64%, 01/01/04++            1,849,501        1,881,442
    4.67%, 01/01/04++              742,552          755,340
    1.57%, 01/18/04++              294,784          296,190
    6.50%, 04/26/06                500,000          533,641
    6.50%, 09/01/08                373,178          395,243
    6.50%, 12/01/08                 40,340           42,456
    6.50%, 05/01/09                 95,663          101,568
    6.50%, 08/01/09                542,951          575,055
    6.50%, 03/25/11              3,245,133        3,329,859
    5.50%, 09/25/13              1,818,239        1,836,738
    8.00%, 06/01/15                180,788          193,954

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
    8.00%, 06/15/15            $   113,872   $      122,164
    8.00%, 07/01/15                350,807          376,355
    8.00%, 09/01/15                266,897          286,334
    6.00%, 10/25/15              1,951,312        1,999,655
    6.00%, 05/01/16                718,444          754,385
    6.00%, 07/01/16                160,929          168,979
    6.00%, 11/01/16                876,239          920,635
    5.50%, 01/17/17 TBA         12,000,000       12,431,255
    5.50%, 11/01/17                 74,180           76,952
    5.50%, 01/01/18 TBA            600,000          621,563
    4.00%, 08/01/18              2,912,382        2,841,705
    4.00%, 09/01/18              8,530,455        8,323,438
    8.00%, 09/25/19                159,591          159,946
    9.48%, 08/25/21 IO(omg)@           903           18,240
    9.48%, 10/25/21 IO(omg)@         1,422           25,900
    19.77%, 01/25/22++@            759,783          873,720
    3.75%, 03/25/22++            1,174,835        1,190,552
    9.50%, 05/01/22                 20,777           23,246
    3.27%, 07/01/22++               94,446           95,083
    7.00%, 09/25/22              1,689,059        1,709,065
    7.00%, 12/25/22              2,101,793        2,126,962
    6.00%, 01/01/23                481,196          500,009
    9.50%, 07/01/24                 41,678           46,626
    3.17%, 11/01/27 CONV++         217,820          219,302
    6.50%, 06/01/28                  8,152            8,526
    6.50%, 12/25/28                562,972          579,144
    8.00%, 10/01/30                363,167          392,643
    3.17%, 01/01/31++              115,752          116,560
    6.23%, 05/01/31++              224,617          230,580
    6.50%, 12/01/31                656,763          686,900
    6.00%, 01/01/32                219,500          379,488
    6.00%, 01/01/32 TBA          5,347,469        5,373,877
    6.50%, 01/01/32 TBA         15,000,000       15,684,375
    6.00%, 03/01/32              1,314,888        1,359,754
    8.00%, 03/01/32                 50,902           54,892
    6.00%, 04/01/32              2,284,651        2,362,586
    6.50%, 05/01/32                 97,076          101,541
    3.17%, 06/01/32++              120,487          121,330
    3.27%, 08/01/32++              113,324          114,125
    5.38%, 08/01/32++            1,461,536        1,494,418
    4.50%, 01/01/33 TBA          4,500,000        4,504,221
    5.00%, 01/01/33 TBA            600,000          611,813
    5.50%, 01/01/33 TBA            500,000          517,969
    6.00%, 01/01/33 TBA          1,000,000        1,048,438
    3.27%, 05/01/33++              225,773          227,380
    4.50%, 08/01/33              3,761,412        3,601,172
    3.20%, 01/01/35++              977,626          984,615
    3.17%, 11/01/35++              111,409          112,204
    4.30%, 05/01/36++            1,256,632        1,277,608
    3.17%, 08/01/37++              932,332          939,057
    3.17%, 12/01/37++              411,028          413,993
    3.17%, 01/01/38++              202,997          204,469
    3.17%, 11/01/40++              286,203          288,296
  FFCA Secured Lending
    Corporation
    9.50%, 07/18/20 IO
      144A++@                    4,027,717          278,315

                                   PAR           VALUE
                               -----------   --------------
  Financial Asset
    Securitization, Inc.
    7.25%, 07/25/27            $   294,429   $      294,112
  First Nationwide Trust
    8.50%, 09/25/31                254,222          256,500
  First Union Commercial
    Mortgage Securities, Inc.
    7.38%, 04/18/07              6,500,000        7,236,011
  First Union National Bank
    Commercial Mortgage Trust
    7.20%, 09/15/10              1,500,000        1,739,218
  GMAC Commercial Mortgage
    Securities, Inc.
    6.87%, 08/15/07                600,000          663,596
  Government National
    Mortgage Association
    32.18%, 02/08/06++@            729,479          981,220
    7.00%, 10/15/25                128,359          137,462
    7.00%, 01/15/26                111,644          119,380
    7.00%, 07/15/27                749,362          800,368
    6.00%, 09/20/27              2,460,741        2,493,184
    7.00%, 12/15/27                  9,497           10,143
    7.00%, 01/15/28                 94,539          100,919
    7.00%, 03/15/28              1,036,465        1,107,112
    18.81%, 06/20/28 IO(omg)@    1,104,227           26,646
    7.00%, 07/15/28                149,261          159,335
    7.50%, 07/15/28                137,073          147,208
    6.50%, 08/15/28                144,700          152,781
    7.00%, 08/15/28                157,565          168,199
    7.50%, 08/15/28                158,373          170,083
    6.50%, 09/15/28                434,405          458,666
    6.00%, 09/20/28              1,140,600        1,160,435
    7.00%, 10/15/28                298,089          318,207
    7.50%, 12/15/28                 64,423           69,187
    6.00%, 02/20/29                580,936          592,317
    7.50%, 03/15/29                254,800          273,880
    7.50%, 11/15/29                336,022          360,758
    5.00%, 11/20/29++              595,488          608,395
    7.50%, 02/15/30                 53,929           57,882
    8.50%, 08/15/30                 36,860           40,085
    6.50%, 08/20/30                666,028          679,829
    8.50%, 11/20/30                237,596          256,642
    7.50%, 02/15/31                 67,501           72,427
    7.50%, 08/15/31                660,876          709,112
    6.50%, 10/15/31                432,458          456,314
    6.00%, 01/15/32              1,756,075        1,826,949
    6.50%, 02/15/32                819,124          863,597
    7.50%, 02/15/32                189,186          202,996
    6.00%, 04/15/32              2,006,092        2,087,056
    7.50%, 04/15/32                734,615          788,239
    6.50%, 06/15/32                628,825          662,966
    6.00%, 11/15/32                570,665          593,696

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
    5.00%, 01/01/34 TBA        $25,245,000   $   25,008,327
    6.00%, 01/01/34 TBA         29,230,000       30,371,781
    6.50%, 01/01/34 TBA         29,650,000       31,243,687
  Impac CMB Trust
    1.42%, 07/25/31++              684,546          685,117
    1.42%, 08/25/32++            1,767,719        1,769,116
    1.60%, 03/25/33++            1,032,690        1,035,079
  Indymac ARM Trust
    6.68%, 09/28/31++              313,715          321,569
  LB-UBS Commercial Mortgage
    Trust
    6.36%, 06/15/36 IO
      144A++(omg)@               5,389,980          298,962
  Lehman Brothers Floating
    Rate Commercial Mortgage
    Trust
    1.38%, 01/17/04 144A++         311,284          311,243
  Lomas & Nettleton Financial
    Corporation
    9.50%, 03/01/04                  8,188            8,222
  MASTR Asset Securitization
    Trust
    6.00%, 12/25/32                 47,371           47,327
  Merrill Lynch Mortgage
    Investors, Inc.
    5.32%, 05/25/32++              350,802          351,547
  MLCC Mortgage Investors,
    Inc.
    1.53%, 03/25/28++            1,249,398        1,248,449
    1.62%, 03/25/28++              446,213          447,533
    1.47%, 01/01/49++              930,308          930,856
  Nomura Asset Securities
    Corporation
    7.07%, 04/13/36                587,580          611,506
    7.12%, 04/13/36              2,000,000        2,177,956
  Residential Accredit Loans,
    Inc.
    6.50%, 01/25/32                769,505          774,276
  Residential Asset Mortgage
    Products, Inc.
    1.57%, 01/25/04 144A++       2,638,574        2,638,575
  Residential Asset
    Securitization Trust
    1.57%, 04/25/33++            1,197,706        1,198,202
  Salomon Brothers Mortgage
    Securities VII
    1.52%, 01/25/04 STEP++          17,854           17,865
    1.00%, 10/25/23
      IO++(omg)@                   548,983              732
  Sequoia Mortgage Trust
    1.53%, 02/20/33++            1,330,158        1,323,650
  Structured Asset Securities
    Corporation
    7.50%, 07/25/16                509,566          520,001
  Trizec Hahn Office
    Properties Trust
    1.44%, 01/15/04 144A++       2,866,022        2,827,439
  Washington Mutual
    2.74%, 01/01/04++            2,980,234        2,997,316
    3.69%, 01/01/04++              604,304          611,785
    24.73%, 05/25/08 IO(omg)@    4,946,009           26,037
    20.95%, 06/25/08
      IO++(omg)@                 7,428,365          101,111
    4.68%, 02/25/33++              588,175          601,856
    0.50%, 01/01/49
      IO++(omg)@                 5,000,000           45,000
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $245,691,359)                        $  247,866,292
                                             --------------
MUNICIPAL BONDS -- 2.2%
  California State, Series A
    Revenue Anticipation
    Warrants (Non-Callable)
    2.00%, 06/16/04            $ 2,300,000        2,304,669
  Florida State Board of
    Education, Series A
    General Obligation Bond
    (Callable 06/01/12 @
    $101)
    5.00%, 06/01/32              1,200,000        1,230,720
  Las Vegas Valley, Nevada
    Water District, Series A
    General Obligation Bond
    (FGIC Insured) (Callable
    12/01/12 @ $100)
    5.00%, 06/01/32              1,000,000        1,023,770
  Massachusetts State Special
    Obligation, Series A
    Revenue Bond (FGIC
    Insured) (Callable
    06/01/12 @ $100)
    5.00%, 06/01/21              2,945,000        3,084,740
  Massachusetts State Water
    Resources Authority,
    Series J Revenue Bond
    (FSA Insured) (Callable
    08/01/12 @ $100)
    5.00%, 08/01/32              1,250,000        1,274,388
  Minnesota State General
    Obligation Bond (Callable
    10/01/11 @ $100)
    5.00%, 10/01/20                200,000          211,410
  Missouri Higher Education
    Loan Authority, Series UU
    Student Loan Revenue
    Bonds (GTD STD LNS
    Insured) (Non-Callable)
    1.15%, 01/01/31++            3,000,000        3,000,000
  New York State Urban
    Development Corporation,
    Series A Revenue Bond
    (Callable 03/15/12 @
    $100)
    5.13%, 03/15/22              1,500,000        1,564,590

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  South Carolina
    Transportation
    Infrastructure Bank,
    Series A Revenue Bond
    (AMBAC Insured) (Callable
    10/01/11 @ $100)
    5.00%, 10/01/23            $ 2,700,000   $    2,803,275
  Virginia State Housing
    Development Authority,
    Commonwealth Mortgage,
    Series H Revenue Bond
    (MBIA Insured) (Callable
    07/01/11 @ $100)
    5.38%, 07/01/36              1,000,000        1,026,310
                                             --------------
TOTAL MUNICIPAL BONDS
  (Cost $16,982,337)                             17,523,872
                                             --------------
                                NUMBER OF
                                CONTRACTS
                               -----------
OPTIONS -- 0.0%
PUT OPTIONS -- 0.0%
  90-Day Eurodollar Futures,
    Strike Price $94.75,
    Expires
    03/15/03                           104                0
  Euro-Bund Futures, Strike
    Price $102.50, Expires
    02/20/04                            32                0
                                             --------------
TOTAL OPTIONS
  (Cost $1,412)                                           0
                                             --------------

                                 SHARES
                               -----------
SHORT-TERM INVESTMENTS -- 36.6%
  AB Funds Trust -- Money
    Market Fund (Retirement
    Class)(inf)                123,445,446      123,445,446
  Northern Institutional
    Liquid Assets Portfolio
    sec.                       173,739,800      173,739,800
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $297,185,246)                           297,185,246
                                             --------------
RIGHTS -- 0.0%
  United Mexican States
    Recovery Rights Series B,
    06/30/04                     1,100,000           11,000
  United Mexican States
    Recovery Rights Series C,
    06/30/05                     1,100,000            2,200
  United Mexican States
    Recovery Rights Series D,
    06/30/06                     1,100,000            2,200
  United Mexican States
    Recovery Rights Series E,
    06/30/07                     1,100,000            1,375
                                             --------------
TOTAL RIGHTS
  (Cost $0)                                          16,775
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
U.S. TREASURY OBLIGATIONS -- 24.0%
U.S. Treasury Bills
    0.93%, 03/04/04++++        $   200,000   $      199,718
    0.89%, 03/18/04++++            905,000          903,408
    1.00%, 04/08/04             21,300,000       21,249,392
    1.02%, 06/03/04             12,000,000       11,953,236
    0.99%, 06/10/04              8,400,000        8,365,358
    0.96%, 06/17/04             10,000,000        9,956,860
                                             --------------
                                                 52,627,972
                                             --------------
  U.S. Treasury Bonds
    7.50%, 11/15/16              4,350,000        5,539,455
    7.88%, 02/15/21              7,900,000       10,513,485
    8.13%, 05/15/21              8,300,000       11,312,643
    6.88%, 08/15/25                200,000          244,727
    5.50%, 08/15/28                250,000          260,479
    5.38%, 02/15/31              7,270,000        7,583,810
                                             --------------
                                                 35,454,599
                                             --------------
  U.S. Treasury Inflationary
    Index Bonds
    3.38%, 01/15/07++++         11,350,000       14,361,422
    3.63%, 01/15/08              8,250,000       10,451,384
    1.88%, 07/15/13              1,150,000        1,150,444
    3.88%, 04/15/29             13,158,000       19,190,096
                                             --------------
                                                 45,153,346
                                             --------------
  U.S. Treasury Notes
    1.63%, 10/31/05              1,700,000        1,697,877
    1.88%, 11/30/05             11,400,000       11,424,943
    1.75%, 12/31/05              5,200,000        5,205,080
    3.25%, 08/15/08                690,000          694,421
    4.25%, 08/15/13                200,000          200,313
    4.25%, 11/15/13              2,275,000        2,273,223
                                             --------------
                                                 21,495,857
                                             --------------
  U.S. Treasury STRIPS
    4.34%, 05/15/12(omg)         5,000,000        3,493,100
    4.64%, 02/15/14(omg)        16,600,000       10,444,603

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                   PAR           VALUE
                               -----------   --------------
    4.29%, 02/15/15(omg)         1,600,000   $    1,135,230
    5.08%, 11/15/16(omg)           900,000          471,846
    5.09%, 05/15/17(omg)        10,550,000        5,387,041
    5.40%, 05/15/20(omg)        17,600,000        7,356,060
    5.47%, 11/15/21(omg)        13,480,000        5,147,271
    5.52%, 02/15/23(omg)         2,800,000          988,445
    5.56%, 11/15/24(omg)         6,400,000        2,041,472
    5.57%, 02/15/25(omg)         2,950,000          926,294
    5.58%, 08/15/25(omg)         1,900,000          579,240
    5.61%, 05/15/26(omg)       $ 1,500,000          435,032
    5.61%, 11/15/26(omg)         3,600,000        1,015,589
    5.57%, 11/15/27(omg)           250,000           67,510
                                             --------------
                                                 39,488,733
                                             --------------
TOTAL U.S. TREASURY
  OBLIGATIONS
  (Cost $195,360,131)                           194,220,507
                                             --------------
TOTAL INVESTMENTS -- 137.1%
  (Cost $1,095,203,484)                       1,111,888,922
                                             --------------

                                NUMBER OF
                                CONTRACTS
                               -----------
WRITTEN OPTIONS -- (0.3%)
CALL OPTIONS -- 0.0%
    10-Year U.S. Treasury
      Note Futures, Strike
      Price $114.00, Expires
      02/21/04                         (37)         (28,906)
                                             --------------
CALL SWAPTIONS -- (0.2%)
    3-Month LIBOR, Strike
      Price $3.25, Expires
      03/03/04                        (550)         (10,494)
    3-Month LIBOR, Strike
      Price $4.00, Expires
      03/03/04                        (670)          (6,895)
    3-Month LIBOR, Strike
      Price $4.00, Expires
      09/23/05                      (1,700)        (195,891)

                                NUMBER OF
                                CONTRACTS        VALUE
                               -----------   --------------
    3-Month LIBOR, Strike
      Price $4.00, Expires
      07/03/06                      (1,380)  $     (149,316)
    3-Month LIBOR, Strike
      Price $5.50, Expires
      01/07/05                        (900)        (525,600)
    3-Month LIBOR, Strike
      Price $5.97, Expires
      10/04/04                        (890)        (762,240)
    3-Month LIBOR, Strike
      Price $6.00, Expires
      10/19/04                        (260)        (224,089)
                                             --------------
                                                 (1,874,525)
                                             --------------
PUT SWAPTIONS -- (0.1%)
    3-Month LIBOR, Strike
      Price $5.97, Expires
      10/04/04                        (890)         (68,352)
    3-Month LIBOR, Strike
      Price $6.00, Expires
      10/19/04                        (260)         (21,193)
    3-Month LIBOR, Strike
      Price $7.00, Expires
      01/07/05                        (900)         (42,498)
    3-Month LIBOR, Strike
      Price $7.00, Expires
      09/23/05                        (330)         (42,527)
    3-Month LIBOR, Strike
      Price $6.00, Expires
      07/03/06                      (1,380)        (492,080)
                                             --------------
                                                   (666,650)
                                             --------------
TOTAL WRITTEN OPTIONS
  (Cost $(2,778,035))                            (2,570,081)
                                             --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (36.8%)                      (298,414,628)
                                             --------------
NET ASSETS -- 100.0%                         $  810,904,213
                                             ==============

                       See Notes to Financial Statements.

Swap agreements outstanding at December 31, 2003:

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
BRITISH POUNDS
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(a)      03/15/04         6,700,000   $        36,102
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(b)      03/15/04        15,000,000            80,047
  Receive fixed rate
    payments of 4.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(c)      03/16/05         3,200,000           (13,198)
  Receive fixed rate
    payments of 4.25%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(c)      03/17/05        28,200,000          (125,550)
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(g)      03/17/05         2,400,000           (21,005)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(a)              03/20/18        (5,600,000)            6,867
                                                       ---------------
                                                               (36,737)
                                                       ---------------
EURODOLLARS
  Receive fixed rate
    payments of 4.50%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(h)      06/18/07        13,700,000           680,282
  Receive fixed rate
    payments of 3.50%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(a)      09/15/05        16,600,000            93,427
  Receive fixed rate
    payments of 3.50%
    and pay variable
    rate payments on
    the six month LIBOR
    floating rate(d)      09/15/05        49,100,000           276,342
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(f)              06/17/12       (10,900,000)         (738,733)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.50%(e)              12/15/31        (7,000,000)         (660,850)

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(g)              06/1/12        (19,700,000)  $    (1,335,142)
                                                       ---------------
                                                            (1,684,674)
                                                       ---------------
JAPANESE YEN
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    0.238%(c)             05/17/04    (2,660,000,000)          (14,892)
  Receive variable rate
    payments on the six
    month LIBOR
    floating rate and
    pay fixed rate
    payments of
    1.07%(c)              06/02/12      (540,000,000)          133,813
                                                       ---------------
                                                               118,921
                                                       ---------------
SWISS FRANCS
  Receive fixed rate
    payments of 1.50%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(g)               03/29/05        13,900,000            65,457
                                                       ---------------
U.S. DOLLARS
  Receive fixed rate
    payments of 4.00%
    and pay variable
    rate payments on
    the three month
    LIBOR floating
    rate(a)               06/16/09    $   13,800,000           (27,158)
  Receive fixed rate
    payments of 1.30%
    and pay floating
    par in event of
    default on United
    Mexican States,
    11.50% due
    05/15/26(a)           01/27/05         1,000,000            10,868
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(h)              06/16/24       (19,100,000)        1,091,202
  Receive variable rate
    payments on the
    three month LIBOR
    floating rate and
    pay fixed rate
    payments of
    5.00%(a)              06/16/14          (900,000)           (7,479)
  Receive floating par
    in event of default
    on Radioshack
    Corporation, 7.375%
    due 05/15/11 and
    pay fixed rate
    payments of
    0.37%(b)              12/20/08          (300,000)              400
  Receive floating par
    in event of default
    on Emerson Electric
    Co., 4.625% due
    10/15/12 and pay
    fixed rate payments
    of 0.22%(c)           12/20/08          (300,000)              418

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive floating par
    in event of default
    on Devon Financing
    Corporation, 6.875%
    due 09/30/11 and
    pay fixed rate
    payments of
    0.35%(h)              12/20/08    $     (500,000)  $           203
  Receive floating par
    in event of default
    on Anadarko
    Petroleum
    Corporation, 5.00%
    due 10/01/12 and
    pay fixed rate
    payments of
    0.27%(h)              12/20/08          (300,000)              138
  Receive floating par
    in event of default
    on Carnival
    Corporation, 6.15%
    due 04/15/08 and
    pay fixed rate
    payments of
    0.44%(b)              12/20/08          (300,000)              407
  Receive floating par
    in event of default
    on Countrywide Home
    Loan, 6.25% due
    04/15/09 and pay
    fixed rate payments
    of 0.42%(c)           12/20/08          (300,000)             (295)

                                                         UNREALIZED
                         EXPIRATION                     APPRECIATION/
DESCRIPTION                 DATE      NOTIONAL VALUE   (DEPRECIATION)
-----------              ----------   --------------   ---------------
  Receive floating par
    in event of default
    on Occidental
    Petroleum, 6.75%
    due 01/15/12 and
    pay fixed rate
    payments of
    0.28%(h)              12/20/08    $     (300,000)  $          (420)
  Receive floating par
    in event of default
    on Kroger Co.,
    6.75% due 04/15/12
    and pay fixed rate
    payments of
    0.53%(c)              12/20/08          (300,000)             (294)
                                                       ---------------
                                                             1,067,990
                                                       ---------------
                                                       $      (469,043)
                                                       ===============

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

Long-term bonds generally underperformed their mid- and short-duration counterparts during the quarter as long-term rates increased, most notably in October. Given that long-term bonds are more price sensitive to changes in interest rates when compared to bonds with shorter maturities, their prices generally increase more when compared to bonds with shorter maturities when interest rates decline. The fourth quarter experienced a significant divergence in returns between long-term government and long-term credit bonds. The announcement of a robust economic growth rate in the third quarter followed by solid economic activity in the fourth quarter served as a positive for corporate bonds, but was not great news for Treasuries. For the quarter, long-duration credit bonds, as measured by the Lehman Brothers Long-Term Credit Index, returned 0.83%, while long-duration government bonds returned -1.14%, as measured by the Lehman Brothers Long-Term Government Index.

The fund, primarily comprised of fixed income securities with longer maturities, produced positive returns and materially outpaced its composite benchmark index during the fourth quarter with the outperformance being generated in October and November. Furthermore, the fund significantly outperformed its benchmark for the calendar year 2003. The fund's allocation to corporate bonds continued to decline during the quarter as valuations became increasingly less attractive. As corporate spreads narrowed, the fund's relative performance versus the composite benchmark was positively impacted by its exposure to and security selection within the corporate bond sector. At the end of the fourth quarter, the fund maintained an approximate 22% allocation to the corporate sector reflecting the sub-advisers' efforts to take advantage of specific opportunities within the sector. Loomis Sayles, one of two sub-advisers within the fund, outpaced the composite benchmark for the fourth quarter. At quarter end, the fund maintained an average credit quality of AA.

                         Not Part of the Annual Report

EXTENDED-DURATION BOND FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                  RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*    BENCHMARK INDEX**
                                                  -----------------    --------------------    -------------    -----------------
  One Year                                             11.19%                 11.32%              10.95%              6.46%
  Since Inception (8/27/01 -- 12/31/03)                10.11%                 10.11%               9.70%              9.09%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  BENCHMARK INDEX**
                                                                      ----------------                  -----------------
8/27/01                                                                    10000                              10000
8/31/01                                                                    10097                              10111
9/30/01                                                                     9943                              10027
10/31/01                                                                   10364                              10516
11/30/01                                                                   10281                              10202
12/31/01                                                                   10248                              10063
1/31/02                                                                    10349                              10202
2/28/02                                                                    10439                              10300
3/31/02                                                                    10143                               9948
4/30/02                                                                    10251                              10208
5/31/02                                                                    10390                              10286
6/30/02                                                                    10290                              10350
7/31/02                                                                    10295                              10443
8/31/02                                                                    10680                              10927
9/30/02                                                                    10896                              11259
10/31/02                                                                   10574                              10965
11/30/02                                                                   10777                              11066
12/31/02                                                                   11275                              11521
1/31/03                                                                    11332                              11530
2/28/03                                                                    11646                              11868
3/31/03                                                                    11597                              11774
4/30/03                                                                    11995                              12039
5/31/03                                                                    12579                              12691
6/30/03                                                                    12503                              12515
7/30/03                                                                    11590                              11432
8/31/03                                                                    11768                              11671
9/30/03                                                                    12394                              12285
10/31/03                                                                   12193                              12013
11/30/03                                                                   12393                              12099
12/31/03                                                                   12537                              12266

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                    PAR            VALUE
-----------------               --------------   ------------
AGENCY OBLIGATIONS -- 2.9%
  Federal Home Loan Mortgage
    Corporation
    4.63%, 02/15/07(E)           $  2,250,000    $  2,957,195
  Federal National Mortgage
    Association
    6.09%, 10/29/07(N)(omg)         4,815,000       2,514,135
    5.25%, 01/15/09                 1,000,000       1,077,436
    5.50%, 03/15/11                 6,000,000       6,480,120
                                                 ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $11,515,535)                               13,028,886
                                                 ------------
ASSET-BACKED SECURITIES -- 0.4%
  Community Program Loan Trust
    4.50%, 04/01/29
    (Cost $1,649,840)               1,950,000       1,686,724
                                                 ------------
CORPORATE BONDS -- 21.9%
  Agilysys, Inc.
    9.50%, 08/01/06                   500,000         518,125
  AIG SunAmerica Global
    Finance IX
    6.90%, 03/15/32 144A            5,250,000       6,002,245
  American Airlines, Inc.
    6.98%, 04/01/11                    72,387          73,211
    8.61%, 10/01/11                   850,000         774,583
  Arrow Electronics, Inc.
    6.88%, 07/01/13                   250,000         266,857
  Atlas Air, Inc.
    7.20%, 01/02/19                   465,848         422,731
  Bausch & Lomb, Inc.
    7.13%, 08/01/28                 1,500,000       1,530,000
  BellSouth Corporation
    6.88%, 10/15/31                 2,250,000       2,471,405
  Boise Cascade Corporation
    7.35%, 02/01/16                   450,000         457,707
  Borden, Inc.
    7.88%, 02/15/23                 1,200,000       1,098,000
  Chesapeake Energy
    Corporation
    7.75%, 01/15/15                   150,000         163,500
    6.88%, 01/15/16 144A              825,000         853,875
  Citigroup, Inc.
    6.63%, 01/15/28                 1,000,000       1,090,425
    5.88%, 02/22/33                 5,000,000       4,930,964
  Comcast Corporation
    5.50%, 03/15/11                   500,000         520,636
  Commonwealth Edison Co.
    4.75%, 12/01/11                   605,000         608,426
  Constellation Energy Group,
    Inc.
    4.55%, 06/15/15                   750,000         690,963
  Continental Airlines, Inc.
    6.65%, 09/15/19                 2,383,804       2,330,452
    6.70%, 06/15/21                   435,364         426,291
  COX Communications, Inc.
    6.75%, 03/15/11                   250,000         283,639

                                     PAR            VALUE
                                --------------   ------------
  Cummins, Inc.
    7.13%, 03/01/28              $    425,000    $    397,375
  Dana Corporation
    6.50%, 03/01/09                   250,000         266,563
  Delphi Corporation
    7.13%, 05/01/29                 2,500,000       2,549,935
  Delta Air Lines, Inc.
    8.30%, 12/15/29                   500,000         333,125
  Devon Energy Corporation
    4.95%, 08/15/08 CONV              963,000         988,279
  Dillard's, Inc.
    7.75%, 07/15/26                   890,000         894,450
  El Paso Corporation
    7.00%, 05/15/11                   400,000         371,000
  EOP Operating LP
    7.25%, 06/15/28                   500,000         545,256
  First Industrial LP
    7.60%, 07/15/28                 1,000,000       1,056,969
  Foot Locker, Inc.
    8.50%, 01/15/22                 1,000,000       1,115,000
  Ford Motor Co.
    6.63%, 10/01/28                 1,500,000       1,383,819
    6.38%, 02/01/29                 1,500,000       1,342,113
  General Electric Capital
    Corporation
    6.75%, 03/15/32                 3,200,000       3,554,562
  General Motors Acceptance
    Corporation
    6.88%, 08/28/12                   250,000         269,398
  Georgia-Pacific Corporation
    7.75%, 11/15/29                 2,950,000       2,957,374
  HCA, Inc.
    6.30%, 10/01/12                 1,500,000       1,549,115
    7.58%, 09/15/25                 1,000,000       1,046,314
    7.05%, 12/01/27                   500,000         492,856
  Health Care Property
    Investors, Inc.
    6.00%, 03/01/15                 1,500,000       1,551,470
  Highwoods Properties, Inc.
    7.50%, 04/15/18                 1,500,000       1,640,115
  Household Finance
    Corporation
    7.63%, 05/17/32                 2,515,000       3,050,680
  IMC Global, Inc.
    7.38%, 08/01/18                   500,000         427,500
    7.30%, 01/15/28                   750,000         618,750
  International Paper Co.
    6.88%, 11/01/23                   300,000         321,282
  Kinder Morgan, Inc.
    7.25%, 03/01/28                   500,000         557,925
  Midamerican Energy Holdings
    Co.
    5.88%, 10/01/12                 1,000,000       1,050,322
  Missouri Pacific Railroad
    4.25%, 01/01/05                    90,000          91,748

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                     PAR            VALUE
                                --------------   ------------
  Motorola, Inc.
    6.75%, 02/01/06              $    250,000    $    269,478
    5.80%, 10/15/08                   500,000         531,030
    7.63%, 11/15/10                   500,000         575,589
    6.50%, 11/15/28                   500,000         496,778
  Nisource Finance Corporation
    6.15%, 03/01/13                 1,000,000       1,077,089
  Pemex Project Funding Master
    Trust
    8.63%, 02/01/04 144A            1,000,000       1,112,500
  Penney (JC) Co., Inc.
    7.95%, 04/01/17                   500,000         570,625
  Phillips Van-Huesen
    Corporation
    7.75%, 11/15/23                   450,000         461,250
  Pioneer Natural Resources
    Co.
    7.20%, 01/15/28                 2,500,000       2,684,183
  Preston Corporation
    7.00%, 05/01/11 CONV              250,000         228,125
  Prologis Trust
    7.63%, 07/01/17                 1,000,000       1,199,414
  Provident Cos., Inc.
    7.25%, 03/15/28                   500,000         500,945
  Pulte Homes, Inc.
    7.30%, 10/24/05                 1,000,000       1,046,691
    7.88%, 06/15/32                 1,500,000       1,747,579
    6.38%, 05/15/33                 1,000,000         976,570
  Raytheon Co.
    6.40%, 12/15/18                 2,600,000       2,737,517
    7.20%, 08/15/27                   250,000         274,181
    7.00%, 11/01/28                   750,000         805,984
  Schering-Plough Corporation
    6.50%, 12/01/33                 2,800,000       2,924,420
  SLM Corporation
    5.63%, 08/01/33                 3,730,000       3,550,826
  Southern California Edison
    Co.
    7.25%, 03/01/26                   500,000         515,000
    6.65%, 04/01/29                   250,000         261,250
  Southern Natural Gas Co.
    7.35%, 02/15/31                 1,500,000       1,488,750
  Sprint Capital Corporation
    6.88%, 11/15/28                 3,450,000       3,378,453
  Swift Energy Co.
    9.38%, 05/01/12                   150,000         165,750
  Tennessee Gas Pipeline Co.
    7.00%, 10/15/28                   750,000         716,250
  Trinet Corporate Realty
    Trust, Inc.
    7.70%, 07/15/17                 1,000,000       1,102,500
  Union Pacific Resources
    Group
    7.15%, 05/15/28                   250,000         282,530
  UnumProvident Corporation
    6.75%, 12/15/28                 1,500,000       1,433,558

                                     PAR            VALUE
                                --------------   ------------
  Weyerhaeuser Co.
    7.13%, 07/15/23              $    500,000    $    527,717
    7.38%, 03/15/32 144A              250,000         272,671
  Wisconsin Electric Power
    6.88%, 12/01/49                 6,295,000       6,861,676
                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $88,260,931)                               96,714,209
                                                 ------------
FOREIGN BONDS -- 13.2%
BRAZIL -- 0.8%
  Federal Republic of Brazil
    8.00%, 04/15/14                 3,447,948       3,402,339
                                                 ------------
CANADA -- 4.4%
  British Columbia Generic
    Residual
    5.25%, 08/23/13
      STRIP(C)(omg)                 2,500,000       1,185,440
    5.30%, 06/09/14
      STRIP(C)(omg)                11,500,000       5,183,788
    5.86%, 09/05/20
      STRIP(C)(omg)                 1,750,000         526,117
  Canada Generic Residual
    5.44%, 06/01/25
      STRIP(C)(omg)                 4,110,000       1,017,760
  Canadian Government
    4.50%, 09/01/07(C)              3,275,000       2,614,298
  Macmillan Bloedel, Ltd.
    7.70%, 02/15/26                   500,000         553,976
  Ontario Generic Residual
    5.90%, 07/13/22
      STRIP(C)(omg)                 3,900,000       1,035,171
    5.81%, 03/08/29
      STRIP(C)(omg)                 7,000,000       1,280,720
  Rogers Cablesystems, Ltd.
    9.65%, 01/15/14(C)              2,370,000       1,948,141
  Saskatchewan Residual
    5.30%, 04/10/14
      STRIP(C)(omg)                 7,500,000       3,395,241
    5.86%, 02/04/22
      STRIP(C)(omg)                 3,000,000         816,738
                                                 ------------
                                                   19,557,390
                                                 ------------
CAYMAN ISLANDS -- 0.2%
  Enersis SA
    7.40%, 12/01/16                   625,000         639,020
                                                 ------------
HONG KONG -- 0.6%
  Bangkok Bank Public Co.
    9.03%, 03/15/29 144A            2,500,000       2,817,947
                                                 ------------
ITALY -- 1.3%
  Cartesio SRL
    6.02%, 03/07/33 144A            5,780,000       5,680,873
                                                 ------------

                       See Notes to Financial Statements.

                                     PAR            VALUE
                                --------------   ------------
MALAYSIA -- 0.4%
  Telekom Malaysia BHD
    7.88%, 08/01/25 144A         $    225,000    $    258,591
  Tenaga Nasional BHD
    7.50%, 11/01/25 144A            1,500,000       1,623,690
                                                 ------------
                                                    1,882,281
                                                 ------------
MEXICO -- 0.3%
  Petroleos Mexicanos
    8.63%, 12/01/23 144A            1,000,000       1,102,500
  TFM SA de CV
    11.75%, 06/15/09 STEP             250,000         258,125
                                                 ------------
                                                    1,360,625
                                                 ------------
NETHERLANDS -- 0.6%
  Telefonica Europe BV
    8.25%, 09/15/30                 2,005,000       2,540,223
                                                 ------------
NORWAY -- 0.9%
  Norway Government
    6.75%, 01/15/07(K)             24,000,000       3,961,872
                                                 ------------
PHILIPPINES -- 0.3%
  Bangko Sentral Pilipinas
    8.60%, 06/15/27                   500,000         432,500
  Philippine Long Distance
    Telephone Co.
    8.35%, 03/06/17                   500,000         438,750
  Quezon Power (Philippines),
    Ltd.
    8.86%, 06/15/17                   472,500         394,538
                                                 ------------
                                                    1,265,788
                                                 ------------
SUPRANATIONAL -- 2.4%
  EUROFIMA
    6.50%, 08/22/11(A)                710,000         545,421
  European Bank for
    Reconstruction &
    Development
    6.06%, 02/10/28(A)(omg)        15,000,000       2,748,559
  International Bank for
    Reconstruction &
    Development
    6.21%, 08/20/07(N)(omg)        13,625,000       7,251,569
                                                 ------------
                                                   10,545,549
                                                 ------------
UNITED KINGDOM -- 0.8%
  Vodafone Group PLC
    7.88%, 02/15/30                 3,000,000       3,699,050
                                                 ------------
VENEZUELA -- 0.2%
  Cerro Negro Finance, Ltd.
    7.90%, 12/01/20 144A              500,000         435,000
  Petrozuata Finance, Inc.
    8.37%, 10/01/22 144A              450,000         384,750
                                                 ------------
                                                      819,750
                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $46,776,027)                               58,172,707
                                                 ------------

                                     PAR            VALUE
                                --------------   ------------
MORTGAGE-BACKED SECURITIES -- 0.5%
  Federal Home Loan Mortgage
    Corporation
    5.00%, 12/01/31              $    349,885    $    345,605
  Federal National Mortgage
    Association
    5.00%, 07/25/23                 2,000,000       2,054,340
                                                 ------------
TOTAL MORTGAGE-BACKED SECURITIES
  (Cost $2,085,238)                                 2,399,945
                                                 ------------
MUNICIPAL BONDS -- 7.2%
  Chicago, Illinois Board of
    Education, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    5.20%, 12/01/22(omg)            5,700,000       2,163,948
  Chicago, Illinois,
    Wastewater Transmission,
    Series A Revenue Bond
    (MBIA Insured)
    (Non-Callable)
    5.15%, 01/01/22(omg)            5,000,000       2,007,000
  Clovis, California Unified
    School District, Series A
    General Obligation Bond
    (FGIC Insured)
    (Non-Callable)
    5.31%, 08/01/25(omg)            9,775,000       3,162,995
  Coppell, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    5.17%, 08/15/23(omg)            2,195,000         808,331
  Granbury, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    4.87%, 08/01/20(omg)            1,000,000         451,290
  Houston, Texas Water & Sewer
    System, Series A Revenue
    Bond (FSA LOC)
    (Non-Callable)
    5.33%, 12/01/26(omg)            7,300,000       2,193,212
  Indianapolis, Indiana Local
    Public Improvement Bond
    Bank, Series E Revenue
    Bond (AMBAC Insured)
    (Non-Callable)
    5.04%, 02/01/22(omg)            2,550,000       1,039,202
  Lake County, Illinois
    Community Consolidated
    School District No. 073,
    General Obligation Bond
    (FGIC Insured)
    (Non-Callable)
    4.62%, 12/01/17(omg)            5,000,000       2,653,299

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                     PAR            VALUE
                                --------------   ------------
  McHenry & Kane Counties,
    Illinois Community
    Consolidated School
    District No. 158, General
    Obligation Bond (FGIC
    Insured) (Non-Callable)
    3.94%, 01/01/12(omg)         $  3,340,000    $  2,447,719
  Metropolitan Pier &
    Exposition Authority,
    Illinois Dedicated State
    Tax, Series A Revenue Bond
    (MBIA Insured)
    (Non-Callable)
    5.25%, 12/15/23(omg)            5,850,000       2,085,408
  Metropolitan Pier &
    Exposition Authority,
    Illinois Dedicated State
    Tax, Series A Revenue Bond
    (MBIA Insured)
    (Non-Callable)
    5.20%, 12/15/22(omg)           16,225,000       6,147,328
  Northern Illinois
    University, Auxiliary
    Facilities System, Revenue
    Bond (FGIC Insured)
    (Non-Callable)
    4.10%, 10/01/13(omg)            1,225,000         825,932
  San Jose, California Unified
    School District, Santa
    Clara County, Series A
    General Obligation Bond
    (FGIC Insured)
    (Non-Callable)
    4.67%, 08/01/18(omg)            2,055,000       1,050,352
  Union Elementary School
    District, California,
    Series A General
    Obligation Bond (FGIC
    Insured)
    (Non-Callable)
    4.76%, 09/01/19(omg)            1,750,000         839,283
  Washington State, Motor
    Vehicle Fuel Tax, Series
    03-C General Obligation
    Bond, (MBIA Insured)
    (Non-Callable)
    5.16%, 06/01/23(omg)           10,000,000       3,728,399
                                                 ------------
TOTAL MUNICIPAL BONDS
(Cost $30,043,754)                               $ 31,603,698
                                                 ------------

                                    SHARES          VALUE
                                --------------   ------------
SHORT-TERM INVESTMENTS -- 3.6%
  AB Funds Trust -- Money
    Market Fund (Retirement
    Class) (inf)                    8,749,138    $  8,749,138
  Northern Institutional
    Liquid Assets Portfolio
    sec.                            7,364,318       7,364,318
                                                 ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $16,113,456)                               16,113,456
                                                 ------------
PREFERRED STOCK -- 0.4%
  International Paper Capital
    Trust
    5.25%, 01/20/25 CONV
    (Cost $1,785,750)                  36,000       1,813,680
                                                 ------------
                                     PAR
                                --------------
U.S. TREASURY OBLIGATIONS -- 50.2%
  U.S. Treasury Bonds
    7.25%, 05/15/16              $ 12,950,000      16,158,673
    8.00%, 11/15/21               151,287,000     204,367,557
                                                 ------------
                                                  220,526,230
                                                 ------------
  U.S. Treasury Note
    1.63%, 10/31/05                 1,500,000       1,498,127
                                                 ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $220,711,689)                             222,024,357
                                                 ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $418,942,220)                             443,557,662
LIABILITIES IN EXCESS
  OF OTHER ASSETS -- (0.3%)                        (1,465,732)
                                                 ------------
NET ASSETS -- 100.0%                             $442,091,930
                                                 ============

                       See Notes to Financial Statements.

EQUITY INDEX FUND

U.S. equity markets continued their ascent in the fourth quarter as improvements on the economic front pushed stocks upward for the third consecutive quarter. The broad market, as represented by the S&P 500(R) Index, advanced 12.18% in the fourth quarter and ended the year up 28.71%, the first calendar year gain since 1999. All economic sectors within the index posted positive returns for the quarter with the best performance coming from the materials, energy, industrials and consumer discretionary sectors. Utilities, consumer staples and health care, sectors generally categorized as defensive, lagged during the quarter.

The fund is a passively managed fund benchmarked against the S&P 500(R) Index. The fund is comprised of domestic, large-cap equity stocks with both value and growth-style orientations. The differential between the benchmark and the fund is a result of both fund expenses and social restrictions within the portfolio.*

---------------
* S&P 500(R) is a trademark of The McGraw-Hill Companies, and has been licensed for use by AB Funds Trust. The Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the Equity Index Fund.

                         Not Part of the Annual Report

EQUITY INDEX FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                                                                   S&P 500(R)
                                                  RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*        INDEX**
                                                  -----------------    --------------------    -------------       ----------
  One Year                                             28.03%                 28.19%              28.09%             28.71%
  Since Inception (8/27/01 -- 12/31/03)                (1.47%)               (1.66%)              (1.56%)           (1.02%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  S&P 500(R) INDEX**
                                                                      ----------------                  ------------------
8/27/01                                                                    10000                              10000
8/31/01                                                                     9585                               9570
9/30/01                                                                     8817                               8796
10/31/01                                                                    8985                               8964
11/30/01                                                                    9666                               9652
12/31/01                                                                    9745                               9736
1/31/02                                                                     9589                               9594
2/28/02                                                                     9378                               9409
3/31/02                                                                     9726                               9764
4/30/02                                                                     9116                               9171
5/31/02                                                                     9041                               9104
6/30/02                                                                     8428                               8456
7/31/02                                                                     7757                               7796
8/31/02                                                                     7801                               7847
9/30/02                                                                     6955                               6994
10/31/02                                                                    7569                               7610
11/30/02                                                                    8046                               8057
12/31/02                                                                    7543                               7585
1/31/03                                                                     7347                               7386
2/28/03                                                                     7240                               7275
3/31/03                                                                     7322                               7347
4/30/03                                                                     7916                               7952
5/31/03                                                                     8321                               8372
6/30/03                                                                     8415                               8478
07/30/03                                                                    8574                               8628
08/31/03                                                                    8739                               8796
09/30/03                                                                    8643                               8703
10/31/03                                                                    9126                               9195
11/30/03                                                                    9190                               9276
12/31/03                                                                    9658                               9762

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The S&P 500(R) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                   SHARES        VALUE
-----------------                 ----------   ------------
COMMON STOCK -- 96.6%
AUTO & TRANSPORTATION -- 2.6%
  Burlington Northern Santa Fe
    Corporation                       15,600   $    504,660
  Cooper Tire & Rubber Co.             3,100         66,278
  CSX Corporation                      9,000        323,460
  Dana Corporation                     6,200        113,770
  Delphi Corporation                  23,500        239,935
  Delta Air Lines, Inc.                5,200         61,412
  FedEx Corporation                   12,500        843,750
  Ford Motor Co.                      76,727      1,227,632
  General Motors Corporation          23,500      1,254,900
  Genuine Parts Co.                    7,300        242,360
  Goodyear Tire & Rubber Co.
    (The)                              7,400         58,164
  Harley-Davidson, Inc.               12,700        603,631
  Navistar International
    Corporation*                       2,900        138,881
  Norfolk Southern Corporation        16,400        387,860
  Paccar, Inc.                         4,850        412,832
  Southwest Airlines Co.              33,000        532,620
  Union Pacific Corporation           10,700        743,436
  United Parcel Service, Inc.
    Class B                           47,100      3,511,305
  Visteon Corporation                  5,518         57,442
                                               ------------
                                                 11,324,328
                                               ------------
CONSUMER DISCRETIONARY -- 12.2%
  Alberto-Culver Co. Class B           2,500        157,700
  Allied Waste Industries, Inc.*      13,400        185,992
  American Greetings Corporation
    Class A*                           2,800         61,236
  Apollo Group, Inc. Class A*          7,400        503,200
  AutoNation, Inc.*                   11,500        211,255
  AutoZone, Inc.*                      3,700        315,277
  Avon Products, Inc.                  9,900        668,151
  Bed Bath & Beyond, Inc.*            12,400        537,540
  Best Buy Co., Inc.                  13,550        707,852
  Big Lots, Inc.*                      4,900         69,629
  Black & Decker Corporation           3,300        162,756
  Carnival Corporation                26,400      1,048,872
  Cendant Corporation*                42,500        946,475
  Cintas Corporation                   7,200        360,936
  Circuit City Stores, Inc. --
    Circuit City Group                 8,800         89,144
  Clear Channel Communications,
    Inc.                              25,800      1,208,214
  Convergys Corporation*               6,000        104,760
  Costco Wholesale Corporation*       19,200        713,856
  Darden Restaurants, Inc.             6,950        146,228
  Dillard's, Inc. Class A              3,500         57,610
  Dollar General Corporation          14,100        295,959
  Donnelley (R.R.) & Sons Co.          4,800        144,720
  Eastman Kodak Co.                   12,000        308,040
  eBay, Inc.*                         27,100      1,750,389
  Electronic Arts, Inc.*              12,500        597,250
  Family Dollar Stores, Inc.           7,200        258,336

                                    SHARES        VALUE
                                  ----------   ------------
  Federated Department Stores,
    Inc.                               7,600   $    358,188
  Gannett Co., Inc.                   11,400      1,016,424
  Gap, Inc. (The)                     37,600        872,696
  Gillette Co. (The)                  42,400      1,557,352
  Hasbro, Inc.                         7,300        155,344
  Hilton Hotels Corporation           15,900        272,367
  Home Depot, Inc. (The)              95,350      3,383,972
  International Flavors &
    Fragrances, Inc.                   3,900        136,188
  Interpublic Group Cos., Inc.        17,400        271,440
  Jones Apparel Group, Inc.            5,300        186,719
  Kimberly-Clark Corporation          21,100      1,246,799
  Knight-Ridder, Inc.                  3,300        255,321
  Kohl's Corporation*                 14,300        642,642
  Leggett & Platt, Inc.                8,000        173,040
  Limited Brands                      21,700        391,251
  Liz Claiborne, Inc.                  4,608        163,400
  Lowe's Cos., Inc.                   33,000      1,827,870
  Marriott International, Inc.
    Class A                            9,700        448,140
  Mattel, Inc.                        18,000        346,860
  May Department Stores Co.
    (The)                             12,100        351,747
  Maytag Corporation                   3,300         91,905
  McDonald's Corporation              53,200      1,320,956
  McGraw Hill Co., Inc. (The)          8,000        559,360
  Meredith Corporation                 2,100        102,501
  Monster Worldwide, Inc.*             4,700        103,212
  New York Times Co. Class A           6,200        296,298
  Newell Rubbermaid, Inc.             11,500        261,855
  Nike, Inc. Class B                  11,000        753,060
  Nordstrom, Inc.                      5,800        198,940
  Office Depot, Inc.*                 13,100        218,901
  Omnicom Group, Inc.                  8,000        698,640
  Penney (JC) Co., Inc.               11,400        299,592
  RadioShack Corporation               6,900        211,692
  Reebok International, Ltd.           2,500         98,300
  Robert Half International,
    Inc.*                              7,200        168,048
  Sabre Holdings Corporation           6,000        129,540
  Sears, Roebuck & Co.                10,600        482,194
  Snap-On, Inc.                        2,400         77,376
  Stanley Works (The)                  3,400        128,758
  Staples, Inc.*                      20,800        567,840
  Starbucks Corporation*              16,400        542,184
  Starwood Hotels & Resorts
    Worldwide, Inc.                    8,500        305,745
  Target Corporation                  38,200      1,466,880
  Tiffany & Co.                        6,100        275,720
  Time Warner, Inc.*                 189,600      3,410,904
  TJX Cos., Inc.                      21,100        465,255
  Toys "R" Us, Inc.*                   8,900        112,496
  Tribune Co.                         13,100        675,960
  Tupperware Corporation               2,400         41,616
  Univision Communications, Inc.
    Class A*                          13,500        535,815

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  VF Corporation                       4,500   $    194,580
  Wal-Mart Stores, Inc.              181,400      9,623,269
  Waste Management, Inc.              24,400        722,240
  Wendy's International, Inc.          4,800        188,352
  Whirlpool Corporation                2,900        210,685
  Yahoo!, Inc.*                       27,600      1,246,692
  Yum! Brands, Inc.*                  12,300        423,120
                                               ------------
                                                 52,879,618
                                               ------------
CONSUMER STAPLES -- 5.9%
  Albertson's, Inc.                   15,400        348,810
  Campbell Soup Co.                   17,200        460,960
  Clorox Co.                           8,800        427,328
  Coca-Cola Co. (The)                102,800      5,217,100
  Coca-Cola Enterprises, Inc.         19,100        417,717
  Colgate-Palmolive Co.               22,500      1,126,125
  ConAgra Foods, Inc.                 22,500        593,775
  CVS Corporation                     16,600        599,592
  General Mills, Inc.                 15,700        711,210
  Heinz (H.J.) Co.                    14,800        539,164
  Hershey Foods Corporation            5,500        423,445
  Kellogg Co.                         17,100        651,168
  Kroger Co.*                         31,200        577,512
  McCormick & Co., Inc.                5,800        174,580
  Pepsi Bottling Group, Inc.          11,000        265,980
  PepsiCo, Inc.                       71,940      3,353,843
  Procter & Gamble Co.                54,400      5,433,472
  Safeway, Inc.*                      18,500        405,335
  Sara Lee Corporation                33,100        718,601
  Supervalu, Inc.                      5,600        160,104
  Sysco Corporation                   27,100      1,008,933
  Walgreen Co.                        43,000      1,564,340
  Winn-Dixie Stores, Inc.              5,900         58,705
  Wrigley (W.M.), Jr. Co.              9,400        528,374
                                               ------------
                                                 25,766,173
                                               ------------
FINANCIAL SERVICES -- 21.8%
  ACE, Ltd.                           11,700        484,614
  AFLAC, Inc.                         21,500        777,870
  Allstate Corporation (The)          29,452      1,267,025
  AMBAC Financial Group, Inc.          4,500        312,255
  American Express Co.                53,900      2,599,597
  American International Group,
    Inc.                             109,292      7,243,873
  AmSouth Bancorporation              14,700        360,150
  AON Corporation                     13,100        313,614
  Apartment Investment &
    Management Co. Class A
    REIT                               3,900        134,550
  Automatic Data Processing,
    Inc.                              24,900        986,289
  Bank of America Corporation         62,243      5,006,204
  Bank of New York Co., Inc.
    (The)                             32,400      1,073,088
  Bank One Corporation                46,900      2,138,171
  BB&T Corporation                    22,900        884,856
  Bear Stearns Cos., Inc. (The)        4,100        327,795
  Block (H&R), Inc.                    7,500        415,275

                                    SHARES        VALUE
                                  ----------   ------------
  Capital One Financial
    Corporation                        9,700   $    594,513
  Charter One Financial, Inc.          9,361        323,423
  Chubb Corporation                    7,900        537,990
  Cigna Corporation                    5,900        339,250
  Cincinnati Financial
    Corporation                        6,700        280,596
  Citigroup, Inc.                    216,230     10,495,803
  Comerica, Inc.                       7,400        414,844
  Concord EFS, Inc.*                  19,500        289,380
  Countrywide Financial
    Corporation                        7,736        586,776
  Deluxe Corporation                   2,100         86,793
  Dow Jones & Co., Inc.                3,454        172,182
  Equifax, Inc.                        5,800        142,100
  Equity Office Properties Trust
    REIT                              16,800        481,320
  Equity Residential Properties
    Trust REIT                        11,500        339,365
  Fannie Mae                          40,700      3,054,942
  Federated Investors, Inc.
    Class B                            4,600        135,056
  Fifth Third Bancorp                 23,894      1,412,135
  First Data Corporation              30,600      1,257,354
  First Tennessee National
    Corporation                        5,300        233,730
  Fiserv, Inc.*                        8,100        320,031
  FleetBoston Financial
    Corporation                       44,200      1,929,330
  Franklin Resources, Inc.            10,500        546,630
  Freddie Mac                         29,200      1,702,944
  Golden West Financial
    Corporation                        6,400        660,416
  Goldman Sachs Group, Inc.           19,800      1,954,854
  Hartford Financial Services
    Group, Inc.                       11,900        702,457
  Huntington Bancshares, Inc.          9,600        216,000
  Janus Capital Group, Inc.           10,100        165,741
  Jefferson-Pilot Corporation          5,900        298,835
  John Hancock Financial
    Services, Inc.                    12,100        453,750
  JP Morgan Chase & Co.               85,490      3,140,048
  KeyCorp                             17,600        516,032
  Lehman Brothers Holdings, Inc.      11,400        880,308
  Lincoln National Corporation         7,500        302,775
  Loews Corporation                    7,800        385,710
  Marsh & McLennan Cos., Inc.         22,200      1,063,158
  Marshall & Ilsley Corporation        9,500        363,375
  MBIA, Inc.                           6,000        355,380
  MBNA Corporation                    53,550      1,330,718
  Mellon Financial Corporation        18,000        577,980
  Merrill Lynch & Co., Inc.           39,600      2,322,540
  MetLife, Inc.                       31,900      1,074,073
  MGIC Investment Corporation          4,100        233,454
  Moody's Corporation                  6,200        375,410
  Morgan Stanley                      45,400      2,627,298
  National City Corporation           25,500        865,470
  North Fork Bancorporation,
    Inc.                               6,400        259,008
  Northern Trust Corporation           9,200        427,064

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Paychex, Inc.                       15,800   $    587,760
  Plum Creek Timber Co., Inc.
    REIT                               7,700        234,465
  PNC Financial Services Group,
    Inc.                              11,600        634,868
  Principal Financial Group           13,500        446,445
  Progressive Corporation (The)        9,100        760,669
  Prologis Trust REIT                  7,500        240,675
  Providian Financial
    Corporation*                      12,200        142,008
  Prudential Financial, Inc.          22,700        948,179
  Regions Financial Corporation        9,300        345,960
  Ryder System, Inc.                   2,700         92,205
  Safeco Corporation                   5,800        225,794
  Schwab (Charles) Corporation
    (The)                             56,850        673,104
  Simon Property Group, Inc.
    REIT                               8,000        370,720
  SLM Corporation                     18,900        712,152
  SouthTrust Corporation              13,900        454,947
  St. Paul Cos., Inc.                  9,600        380,640
  State Street Corporation            14,000        729,120
  Sungard Data Systems, Inc.*         12,000        332,520
  SunTrust Banks, Inc.                11,800        843,700
  Synovus Financial Corporation       12,700        367,284
  T Rowe Price Group, Inc.             5,200        246,532
  Torchmark Corporation                4,700        214,038
  Travelers Property Casualty
    Corporation Class B               42,124        714,844
  Union Planters Corporation           7,950        250,346
  UnumProvident Corporation           12,400        195,548
  US Bancorp                          80,900      2,409,202
  Wachovia Corporation                55,500      2,585,745
  Washington Mutual, Inc.             37,700      1,512,524
  Wells Fargo & Co.                   70,930      4,177,068
  XL Capital, Ltd. Class A             5,800        449,790
  Zions Bancorporation                 3,800        233,054
                                               ------------
                                                 94,065,473
                                               ------------
HEALTHCARE -- 13.2%
  Abbott Laboratories                 65,500      3,052,300
  Aetna, Inc.                          6,400        432,512
  Allergan, Inc.                       5,500        422,455
  AmerisourceBergen Corporation        4,672        262,333
  Amgen, Inc.*                        54,128      3,345,110
  Anthem, Inc.*                        5,800        435,000
  Bard (C.R.), Inc.                    2,200        178,750
  Bausch & Lomb, Inc.                  2,200        114,180
  Baxter International, Inc.          25,600        781,312
  Becton Dickinson & Co.              10,600        436,084
  Biogen Idec, Inc.*                  13,730        504,989
  Biomet, Inc.                        10,700        389,587
  Boston Scientific Corporation*      34,300      1,260,868
  Bristol-Myers Squibb Co.            81,300      2,325,180
  Cardinal Health, Inc.               18,200      1,113,112
  Chiron Corporation*                  7,900        450,221
  Express Scripts, Inc.*               3,300        219,219
  Forest Laboratories, Inc.*          15,300        945,540

                                    SHARES        VALUE
                                  ----------   ------------
  Genzyme Corporation -- General
    Division*                          9,400   $    463,796
  Guidant Corporation                 13,000        782,600
  HCA, Inc.                           20,800        893,568
  Health Management Associates,
    Inc. Class A                      10,100        242,400
  Humana, Inc.*                        6,800        155,380
  IMS Health, Inc.                    10,000        248,600
  Johnson & Johnson                  124,390      6,425,987
  King Pharmaceuticals, Inc.*         10,100        154,126
  Lilly (Eli) & Co.                   47,100      3,312,543
  Manor Care, Inc.                     3,700        127,909
  McKesson Corporation                12,200        392,352
  Medco Health Solutions, Inc.*       11,376        386,670
  Medimmune, Inc.*                    10,400        264,160
  Medtronic, Inc.                     50,800      2,469,388
  Merck & Co., Inc.                   93,300      4,310,460
  Millipore Corporation*               2,000         86,100
  Pfizer, Inc.                       319,983     11,305,000
  Quest Diagnostics, Inc.              4,400        321,684
  Schering-Plough Corporation         61,600      1,071,224
  St. Jude Medical, Inc.*              7,200        441,720
  Stryker Corporation                  8,400        714,084
  Tenet Healthcare Corporation*       19,450        312,173
  UnitedHealth Group, Inc.            24,600      1,431,228
  Watson Pharmaceuticals, Inc.*        4,500        207,000
  WellPoint Health Networks,
    Inc.*                              6,400        620,736
  Wyeth                               55,800      2,368,710
  Zimmer Holdings, Inc.*              10,120        712,448
                                               ------------
                                                 56,890,798
                                               ------------
INTEGRATED OILS -- 4.4%
  Amerada Hess Corporation             3,800        202,046
  ChevronTexaco Corporation           44,840      3,873,728
  Conocophillips                      28,550      1,872,024
  Exxon Mobil Corporation            277,144     11,362,903
  Marathon Oil Corporation            13,007        430,402
  Occidental Petroleum
    Corporation                       16,100        680,064
  Unocal Corporation                  10,900        401,447
                                               ------------
                                                 18,822,614
                                               ------------
MATERIALS & PROCESSING -- 3.5%
  Air Products & Chemicals, Inc.       9,500        501,885
  Alcoa, Inc.                         36,300      1,379,400
  Allegheny Technologies, Inc.         3,400         44,948
  American Standard Cos., Inc.*        3,100        312,170
  Archer-Daniels-Midland Co.          27,127        412,873
  Ashland, Inc.                        2,900        127,774
  Avery Dennison Corporation           4,600        257,692
  Ball Corporation                     2,396        142,730
  Bemis Co.                            2,200        110,000
  Boise Cascade Corporation            3,600        118,296
  Dow Chemical Co. (The)              38,600      1,604,602
  Du Pont (E.I.) de Nemours &
    Co.                               41,755      1,916,137
  Eastman Chemical Co.                 3,200        126,496
  Ecolab, Inc.                        10,800        295,596

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Engelhard Corporation                5,300   $    158,735
  Fluor Corporation                    3,400        134,776
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                 7,700        324,401
  Georgia-Pacific Corporation         10,700        328,169
  Great Lakes Chemical
    Corporation                        2,100         57,099
  Hercules, Inc.*                      4,600         56,120
  International Paper Co.             20,100        866,511
  Louisiana-Pacific Corporation*       4,400         78,672
  Masco Corporation                   19,400        531,754
  MeadWestvaco Corporation             8,383        249,394
  Monsanto Co.                        10,960        315,429
  Newmont Mining Corporation          18,100        879,841
  Nucor Corporation                    3,300        184,800
  Pactiv Corporation*                  6,600        157,740
  Phelps Dodge Corporation*            3,700        281,533
  PPG Industries, Inc.                 7,100        454,542
  Praxair, Inc.                       13,680        522,576
  Rohm & Haas Co.                      9,300        397,203
  Sealed Air Corporation*              3,600        194,904
  Sherwin-Williams Co. (The)           6,100        211,914
  Sigma-Aldrich Corporation            2,900        165,822
  Temple-Inland, Inc.                  2,300        144,141
  United States Steel
    Corporation                        4,300        150,586
  Vulcan Materials Co.                 4,300        204,551
  Weyerhaeuser Co.                     9,200        588,800
  Worthington Industries, Inc.         3,600         64,908
                                               ------------
                                                 15,055,520
                                               ------------
OTHER -- 4.3%
  3M Co.                              32,900      2,797,487
  Brunswick Corporation                3,800        120,954
  Eaton Corporation                    3,200        345,536
  General Electric Co.               421,000     13,042,580
  Honeywell International, Inc.       36,100      1,206,823
  ITT Industries, Inc.                 3,900        289,419
  Johnson Controls, Inc.               3,796        440,792
  Textron, Inc.                        5,700        325,242
                                               ------------
                                                 18,568,833
                                               ------------
OTHER ENERGY -- 1.5%
  Anadarko Petroleum Corporation      10,500        535,605
  Apache Corporation                   6,774        549,371
  Baker Hughes, Inc.                  14,000        450,240
  BJ Services Co.*                     6,600        236,940
  Burlington Resources, Inc.           8,300        459,654
  Calpine Corporation*                17,300         83,213
  Devon Energy Corporation             9,700        555,422
  Dynegy, Inc. Class A                15,800         67,624
  El Paso Corporation                 25,500        208,845
  EOG Resources, Inc.                  4,800        221,616
  Halliburton Co.                     18,400        478,400
  Kerr-McGee Corporation               4,230        196,653
  Nabors Industries, Ltd.*             6,100        253,150
  Noble Corporation*                   5,600        200,368
  Rowan Cos., Inc.*                    3,900         90,363

                                    SHARES        VALUE
                                  ----------   ------------
  Schlumberger, Ltd.                  24,500   $  1,340,640
  Sunoco, Inc.                         3,200        163,680
  Transocean, Inc.*                   13,400        321,734
  Williams Cos., Inc.                 21,700        213,094
                                               ------------
                                                  6,626,612
                                               ------------
PRODUCER DURABLES -- 4.7%
  Agilent Technologies, Inc.*         19,900        581,876
  American Power Conversion
    Corporation                        8,300        202,935
  Andrew Corporation*                  6,400         73,664
  Applied Materials, Inc.*            69,700      1,564,765
  Boeing Co. (The)                    35,300      1,487,542
  Caterpillar, Inc.                   14,600      1,212,092
  Centex Corporation                   2,600        279,890
  Cooper Industries, Ltd. Class
    A                                  3,900        225,927
  Crane Co.                            2,500         76,850
  Cummins, Inc.                        1,800         88,092
  Danaher Corporation                  6,400        587,200
  Deere & Co.                         10,100        657,005
  Dover Corporation                    8,500        337,875
  Emerson Electric Co.                17,600      1,139,600
  Goodrich Corporation                 4,900        145,481
  Grainger (W.W.), Inc.                3,800        180,082
  IIIinois Tool Works, Inc.           12,900      1,082,439
  Ingersoll-Rand Co. Class A           7,300        495,524
  KB HOME                              1,900        137,788
  KLA-Tencor Corporation*              8,200        481,094
  Lexmark International, Inc.*         5,400        424,656
  Lockheed Martin Corporation         18,900        971,460
  Molex, Inc.                          7,950        277,376
  Northrop Grumman Corporation         7,678        734,017
  Novellus Systems, Inc.*              6,400        269,120
  Pall Corporation                     5,200        139,516
  Parker Hannifin Corporation          5,000        297,500
  Pitney Bowes, Inc.                   9,800        398,076
  Power-One, Inc.*                     3,500         37,905
  Pulte Homes, Inc.                    2,552        238,918
  Rockwell Collins, Inc.               7,400        222,222
  Tektronix, Inc.                      3,500        110,600
  Teradyne, Inc.*                      8,000        203,600
  Thermo Electron Corporation*         6,810        171,612
  Thomas & Betts Corporation           2,500         57,225
  Tyco International, Ltd.            83,784      2,220,276
  United Technologies
    Corporation                       19,700      1,866,969
  Waters Corporation*                  5,100        169,116
  Xerox Corporation*                  33,200        458,160
                                               ------------
                                                 20,306,045
                                               ------------
TECHNOLOGY -- 15.6%
  ADC Telecommunications, Inc.*       33,700        100,089
  Adobe Systems, Inc.                  9,800        385,140
  Advanced Micro Devices, Inc.*       14,600        217,540
  Altera Corporation*                 15,900        360,930
  Analog Devices, Inc.                15,400        703,010
  Apple Computer, Inc.*               15,200        324,824

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                  ----------   ------------
  Applera Corporation-Applied
    Biosystems Group                   8,700   $    180,177
  Applied Micro Circuits
    Corporation*                      12,900         77,142
  Autodesk, Inc.                       4,680        115,034
  Avaya, Inc.*                        17,448        225,777
  BMC Software, Inc.*                  9,500        177,175
  Broadcom Corporation Class A*       12,700        432,943
  CIENA Corporation*                  19,900        132,136
  Cisco Systems, Inc.*               289,400      7,029,526
  Citrix Systems, Inc.*                6,900        146,349
  Computer Associates
    International, Inc.               24,300        664,362
  Computer Sciences Corporation*       7,900        349,417
  Compuware Corporation*              16,100         97,244
  Comverse Technology, Inc.*           8,100        142,479
  Corning, Inc.*                      55,700        580,951
  Dell, Inc.*                        107,300      3,643,908
  Electronic Data Systems
    Corporation                       20,100        493,254
  EMC Corporation*                   100,800      1,302,336
  Gateway, Inc.*                      13,600         62,560
  General Dynamics Corporation         8,300        750,237
  Hewlett-Packard Co.                127,802      2,935,612
  Intel Corporation                  273,800      8,816,360
  International Business
    Machines Corporation              72,100      6,682,228
  Intuit, Inc.*                        8,300        439,153
  Jabil Circuit, Inc.*                 8,400        237,720
  JDS Uniphase Corporation*           60,200        219,730
  Linear Technology Corporation       13,100        551,117
  LSI Logic Corporation*              15,900        141,033
  Lucent Technologies, Inc.*         175,776        499,204
  Maxim Integrated Products,
    Inc.                              13,800        687,240
  Mercury Interactive
    Corporation*                       3,800        184,832
  Micron Technology, Inc.*            25,600        344,832
  Microsoft Corporation              453,300     12,483,881
  Motorola, Inc.                      97,600      1,373,232
  National Semiconductor
    Corporation*                       7,800        307,398
  NCR Corporation*                     4,000        155,200
  Network Appliance, Inc.*            14,500        297,685
  Novell, Inc.*                       15,700        165,164
  Nvidia Corporation*                  6,800        158,100
  Oracle Corporation*                219,100      2,892,120
  Parametric Technology
    Corporation*                      11,200         44,128
  Peoplesoft, Inc.*                   15,700        357,960
  PerkinElmer, Inc.                    5,300         90,471
  PMC-Sierra, Inc.*                    7,200        145,080
  QLogic Corporation*                  4,000        206,400
  Qualcomm, Inc.                      33,500      1,806,655
  Raytheon Co.                        17,400        522,696
  Rockwell Automation, Inc.            7,800        277,680
  Sanmina-SCI Corporation*            21,700        273,637
  Scientific-Atlanta, Inc.             6,400        174,720

                                    SHARES        VALUE
                                  ----------   ------------
  Siebel Systems, Inc.*               20,800   $    288,496
  Solectron Corporation*              35,000        206,850
  Sun Microsystems, Inc.*            137,000        615,130
  Symantec Corporation*               12,900        446,985
  Symbol Technologies, Inc.            9,650        162,989
  Tellabs, Inc.*                      17,500        147,525
  Texas Instruments, Inc.             72,600      2,132,988
  Unisys Corporation*                 13,900        206,415
  Veritas Software Corporation*       17,975        667,951
  Xilinx, Inc.*                       14,400        557,856
                                               ------------
                                                 67,598,993
                                               ------------
UTILITIES -- 6.9%
  AES Corporation (The)*              26,100        246,384
  Allegheny Energy, Inc.*              5,300         67,628
  Alltel Corporation                  13,100        610,198
  Ameren Corporation                   6,800        312,800
  American Electric Power Co.,
    Inc.                              16,600        506,466
  AT&T Corporation                    33,085        671,626
  AT&T Wireless Services, Inc.*      113,764        908,974
  BellSouth Corporation               77,500      2,193,250
  Centerpoint Energy, Inc.            12,800        124,032
  CenturyTel, Inc.                     6,000        195,720
  Cinergy Corporation                  7,500        291,075
  Citizens Communications Co.*        11,900        147,798
  CMS Energy Corporation               6,800         57,936
  Comcast Corporation Class A*        94,415      3,103,421
  Consolidated Edison, Inc.            9,500        408,595
  Constellation Energy Group,
    Inc.                               7,000        274,120
  Dominion Resources, Inc.            13,600        868,088
  DTE Energy Co.                       7,100        279,740
  Duke Energy Corporation             38,000        777,100
  Edison International                13,700        300,441
  Entergy Corporation                  9,552        545,706
  Exelon Corporation                  13,712        909,928
  FirstEnergy Corporation             13,784        485,197
  FPL Group, Inc.                      7,700        503,734
  KeySpan Corporation                  6,700        246,560
  Kinder Morgan, Inc.                  5,200        307,320
  Nextel Communications, Inc.
    Class A*                          46,100      1,293,566
  Nicor, Inc.                          1,800         61,272
  NiSource, Inc.                      11,000        241,340
  Peoples Energy Corporation           1,500         63,060
  PG&E Corporation*                   17,400        483,198
  Pinnacle West Capital
    Corporation                        3,800        152,076
  PPL Corporation                      7,400        323,750
  Progress Energy, Inc.               10,300        466,178
  Public Service Enterprise
    Group, Inc.                        9,900        433,620
  Qwest Communications
    International, Inc.*              74,100        320,112
  SBC Communications, Inc.           138,834      3,619,402
  Sempra Energy                        9,500        285,570
  Southern Co. (The)                  30,700        928,675

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                    SHARES        VALUE
                                  ----------   ------------
  Sprint Corporation (FON Group)      37,900   $    622,318
  Sprint Corporation (PCS
    Group)*                           43,400        243,908
  TECO Energy, Inc.                    7,900        113,839
  TXU Corporation                     13,600        322,592
  Verizon Communications, Inc.       115,734      4,059,949
  Xcel Energy, Inc.                   16,700        283,566
                                               ------------
                                                 29,661,828
                                               ------------
TOTAL COMMON STOCK
  (Cost $382,326,286)                           417,566,835
                                               ------------
SHORT-TERM INVESTMENTS -- 7.9%
  AB Funds Trust -- Money Market
    Fund (Retirement Class)(inf)  13,406,117     13,406,117
  Northern Institutional Liquid
    Assets Portfolio sec.         20,889,981     20,889,981
                                               ------------
TOTAL SHORT-TERM INVESTMENTS (Cost
  $34,296,098)                                   34,296,098
                                               ------------

                                      PAR         VALUE
                                   ---------   ------------
U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills
    0.89%, 01/22/04++++            $ 865,000   $    864,575
    0.90%, 01/22/04++++               20,000         19,990
    0.92%, 01/22/04++++               70,000         69,966
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $954,502)                                   954,531
                                               ------------
TOTAL INVESTMENTS -- 104.7%
  (Cost $417,576,886)                           452,817,464
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (4.7%)                              (20,346,180)
                                               ------------
NET ASSETS -- 100.0%                           $432,471,284
                                               ============

                       See Notes to Financial Statements.

VALUE EQUITY FUND

During the fourth quarter, large-cap value stocks outperformed large-cap growth stocks as the Russell 1000(R) Value Index returned 14.19%, while its growth counterpart, the Russell 1000(R) Growth Index, returned 10.41%. The strong showing by value oriented stocks in the fourth quarter pushed the value index to a 30.03% one-year return, slightly outpacing the growth index's 29.75% yearly return. All sectors of the Russell 1000(R) Value Index delivered positive returns during the quarter. The best performing sectors were autos & transportation, materials & processing and producer durables. The financial services sector, although not the best performer, was a large contributor to overall index performance due to its large weighting in the index. Healthcare and utilities lagged all other sectors during the quarter.

The fund is comprised of domestic, large-cap value oriented stocks. The fund outperformed its benchmark, the Russell 1000(R) Value Index, during the fourth quarter. Security selection in the financial services, integrated oils and materials & processing sectors contributed to benchmark-relative performance. At the sub-adviser level, Equinox delivered the strongest benchmark-relative performance largely due to its overweight exposure and security selection in the materials & processing sector and security selection in the financial services sector.

                         Not Part of the Annual Report

VALUE EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                                                         RUSSELL 1000(R) VALUE
                                        RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*              INDEX**
                                        -----------------    --------------------    -------------       ---------------------
  One Year                                   30.84%                 31.09%              30.46%                  30.03%
  Since Inception
     (8/27/01 -- 12/31/03)                    1.69%                 2.26%                1.76%                   2.67%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS            RUSSELL 1000(R) VALUE INDEX**
                                                                      ----------------            -----------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                    9711                               9702
09/30/01                                                                    9027                               9019
10/31/01                                                                    8948                               8942
11/30/01                                                                    9408                               9462
12/31/01                                                                    9621                               9684
01/31/02                                                                    9529                               9610
02/28/02                                                                    9535                               9625
03/31/02                                                                   10031                              10081
04/30/02                                                                    9747                               9735
05/31/02                                                                    9734                               9784
06/30/02                                                                    9157                               9222
07/31/02                                                                    8273                               8365
08/31/02                                                                    8366                               8428
09/30/02                                                                    7382                               7491
10/31/02                                                                    7807                               8046
11/30/02                                                                    8306                               8553
12/31/02                                                                    7950                               8181
01/31/03                                                                    7783                               7983
02/28/03                                                                    7514                               7770
03/31/03                                                                    7528                               7783
04/30/03                                                                    8138                               8468
05/31/03                                                                    8755                               9015
06/30/03                                                                    8885                               9128
07/30/03                                                                    9041                               9264
08/31/03                                                                    9196                               9408
09/30/03                                                                    9088                               9316
10/31/03                                                                    9643                               9886
11/30/03                                                                    9791                              10020
12/31/03                                                                   10402                              10638

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Value Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Value Index is a large-cap index consisting of those Russell 1000(R) index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                SHARES          VALUE
-----------------              -----------   --------------
COMMON STOCK -- 96.5%
AUTO & TRANSPORTATION -- 3.1%
  American Axle &
    Manufacturing Holdings,
    Inc.*                           33,800   $    1,366,196
  AMR Corporation*                 149,500        1,936,025
  ArvinMeritor, Inc.                 3,800           91,656
  Autoliv, Inc.                      3,200          120,480
  BorgWarner, Inc.                   1,600          136,112
  Burlington Northern Santa
    Fe Corporation                 381,200       12,331,820
  CNF, Inc.                          3,000          101,700
  CSX Corporation                   13,000          467,220
  Dana Corporation                   9,000          165,150
  Delphi Corporation               913,100        9,322,751
  Delta Air Lines, Inc.             80,400          949,524
  FedEx Corporation                 11,200          756,000
  Ford Motor Co.                   107,095        1,713,520
  General Motors Corporation        28,200        1,505,880
  Genuine Parts Co.                 10,600          351,920
  Hunt (J.B.) Transport
    Services, Inc.*                  1,900           51,319
  Lear Corporation*                  3,800          233,054
  Navistar International
    Corporation*                     1,400           67,046
  Norfolk Southern
    Corporation                     23,700          560,505
  Paccar, Inc.                       6,700          570,304
  Southwest Airlines Co.            15,450          249,363
  Swift Transportation Co.,
    Inc.*                            1,000           21,020
  Tidewater, Inc.                   55,600        1,661,328
  Union Pacific Corporation         58,100        4,036,788
  Werner Enterprises, Inc.           1,625           31,671
                                             --------------
                                                 38,798,352
                                             --------------
CONSUMER
  DISCRETIONARY -- 10.5%
  Alberto-Culver Co. Class B         2,300          145,084
  Allied Waste Industries,
    Inc.*                            6,200           86,056
  AutoNation, Inc.*                 10,600          194,722
  Avon Products, Inc.               12,100          816,629
  Barnes & Noble, Inc.*             32,500        1,067,625
  BearingPoint, Inc.*                7,000           70,630
  Belo Corporation Class A           4,300          121,862
  Big Lots, Inc.*                    3,800           53,998
  Black & Decker Corporation        39,900        1,967,868
  Blockbuster, Inc. Class A          1,500           26,925
  Blyth, Inc.                        2,000           64,440
  Borders Group, Inc.                3,800           83,296
  Carnival Corporation             329,700       13,098,980
  CBRL Group, Inc.                  26,100          998,586
  Cendant Corporation*             503,730       11,218,067
  Circuit City Stores,
    Inc. -- Circuit City
    Group                          155,100        1,571,163
  Claire's Stores, Inc.                400            7,536
  Clear Channel
    Communications, Inc.            17,125          801,964
  Convergys Corporation*             7,900          137,934
  Costco Wholesale
    Corporation*                    28,200        1,048,476

                                 SHARES          VALUE
                               -----------   --------------
  Cox Radio, Inc. Class A*             900   $       22,707
  Darden Restaurants, Inc.           1,900           39,976
  Donnelley (R.R.) & Sons Co.        6,400          192,960
  DoubleClick, Inc.*                 1,700           17,374
  Eastman Kodak Co.                384,100        9,859,847
  Entercom Communications
    Corporation*                       200           10,592
  Entravision Communications
    Corporation Class A*             1,500           16,650
  Estee Lauder Cos., Inc.
    (The) Class A                      400           15,704
  Ethan Allen Interiors, Inc.        2,000           83,760
  Federated Department
    Stores, Inc.                    11,400          537,282
  Foot Locker, Inc.                  8,600          201,670
  Furniture Brands
    International, Inc.*             2,800           82,124
  Gannett Co., Inc.                 16,400        1,462,224
  Gemstar-TV Guide
    International, Inc.*            11,300           57,065
  Gillette Co. (The)                23,800          874,174
  Harte-Hanks, Inc.                    450            9,788
  Hasbro, Inc.                       8,525          181,412
  Hearst-Argyle Television,
    Inc.                             1,800           49,608
  Hilton Hotels Corporation         10,400          178,152
  Hughes Electronics
    Corporation*                    21,833          361,335
  IKON Office Solutions, Inc.        8,800          104,368
  InterActiveCorp*                   6,561          222,615
  International Flavors &
    Fragrances, Inc.                 1,500           52,380
  International Speedway
    Corporation Class A                400           17,864
  Interpublic Group Cos.,
    Inc.                            22,400          349,440
  ITT Educational Services,
    Inc.*                           37,900        1,780,163
  Jones Apparel Group, Inc.        131,600        4,636,268
  Kimberly-Clark Corporation        21,600        1,276,344
  Knight-Ridder, Inc.                4,300          332,691
  La-Z-Boy, Inc.                     3,200           67,136
  Lamar Advertising Co.*               900           33,588
  Lee Enterprises, Inc.              2,700          117,855
  Leggett & Platt, Inc.              7,400          160,062
  Liberty Media Corporation
    Class A*                       107,300        1,275,797
  Limited Brands                    26,900          485,007
  Liz Claiborne, Inc.               33,100        1,173,726
  Manpower, Inc.                    42,700        2,010,316
  Marriott International,
    Inc. Class A                     5,200          240,240
  May Department Stores Co.
    (The)                           17,600          511,632
  McClatchy Co. Class A              1,100           75,680
  McDonald's Corporation           693,300       17,214,639
  McGraw Hill Co., Inc. (The)       21,200        1,482,304
  Media General, Inc. Class A        1,000           65,100

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Meredith Corporation                 800   $       39,048
  Metro-Goldwyn-Mayer, Inc.*         4,700           80,323
  Michael's Stores, Inc.               700           30,940
  Mohawk Industries, Inc.*           2,100          148,134
  MSC Industrial Direct Co.,
    Inc. Class A*                      200            5,500
  Neiman-Marcus Group, Inc.
    Class A*                         2,200          118,074
  New York Times Co. Class A         3,100          148,149
  Newell Rubbermaid, Inc.            6,000          136,620
  News Corporation, Ltd.
    (The) ADR                            1               23
  Nordstrom, Inc.                    5,800          198,940
  O'Reilly Automotive, Inc.*           600           23,016
  Office Depot, Inc.*              209,600        3,502,416
  Outback Steakhouse, Inc.           1,000           44,210
  Penney (JC) Co., Inc.             16,500          433,620
  Pier 1 Imports, Inc.               1,200           26,232
  Polo Ralph Lauren
    Corporation                      2,400           69,120
  Radio One, Inc. Class D*           2,700           52,110
  RadioShack Corporation            78,000        2,393,040
  Reader's Digest
    Association, Inc. (The)          4,800           70,368
  Reebok International, Ltd.         2,500           98,300
  Regal Entertainment Group
    Class A                          1,800           36,936
  Regis Corporation                  1,200           47,424
  Rent-A-Center, Inc.*                 600           17,928
  Republic Services, Inc.            9,300          238,359
  Sabre Holdings Corporation         8,100          174,879
  Saks, Inc.*                        7,700          115,808
  Scholastic Corporation*            1,600           54,464
  Sears, Roebuck & Co.             183,200        8,333,768
  Service Corporation
    International*                  18,200           98,098
  Servicemaster Co.                 18,200          212,030
  Sirius Satellite Radio,
    Inc.*                           57,900          182,964
  Snap-On, Inc.                      3,500          112,840
  Stanley Works (The)               87,300        3,306,051
  Staples, Inc.*                    24,607          671,771
  Starwood Hotels & Resorts
    Worldwide, Inc.                  8,600          309,342
  Talbots, Inc.                        200            6,156
  Tech Data Corporation*             3,300          130,977
  Time Warner, Inc.*               263,300        4,736,767
  Toys "R" Us, Inc.*                13,000          164,320
  Tribune Co.                       10,400          536,640
  Univision Communications,
    Inc. Class A*                      595           23,616
  Valassis Communications,
    Inc.*                            2,500           73,375
  VeriSign, Inc.*                    3,500           57,050
  VF Corporation                    11,700          505,908
  Viad Corporation                   2,800           70,000
  Washington Post Co. Class B          200          158,280

                                 SHARES          VALUE
                               -----------   --------------
  Waste Management, Inc.           273,257   $    8,088,407
  Wendy's International, Inc.      242,700        9,523,548
  West Corporation*                    100            2,323
  Whirlpool Corporation             34,800        2,528,220
  XM Satellite Radio
    Holdings, Inc. Class A*          6,800          179,248
                                             --------------
                                                129,837,140
                                             --------------
CONSUMER STAPLES -- 4.1%
  Albertson's, Inc.                 20,700          468,855
  Campbell Soup Co.                  7,600          203,680
  Church and Dwight Co., Inc.          700           27,720
  Clorox Co.                         4,200          203,952
  Coca-Cola Co. (The)               19,200          974,400
  Coca-Cola Enterprises, Inc.       10,000          218,700
  Colgate-Palmolive Co.              3,500          175,175
  ConAgra Foods, Inc.              467,500       12,337,325
  CVS Corporation                   24,000          866,880
  Dean Foods Co.*                    9,450          310,622
  Del Monte Foods Co.*               6,000           62,400
  Dial Corporation (The)             2,300           65,481
  Fresh Del Monte Produce,
    Inc.                            26,200          624,346
  General Mills, Inc.               10,900          493,770
  Heinz (H.J.) Co.                 184,500        6,721,335
  Hershey Foods Corporation          2,400          184,776
  Hormel Foods Corporation           4,500          116,145
  J.M. Smucker Co. (The)             3,000          135,870
  Kellogg Co.                        7,600          289,408
  Kraft Foods, Inc. Class A         16,800          541,296
  Kroger Co.*                       45,900          849,609
  McCormick & Co., Inc.              3,000           90,300
  Pepsi Bottling Group, Inc.         1,700           41,106
  PepsiAmericas, Inc.                3,600           61,632
  PepsiCo, Inc.                     11,900          554,778
  Performance Food Group Co.*          900           32,553
  Procter & Gamble Co.              28,475        2,844,083
  Rite Aid Corporation*              6,600           39,864
  Safeway, Inc.*                   408,400        8,948,044
  Sara Lee Corporation             444,715        9,654,763
  Smithfield Foods, Inc.*            5,000          103,500
  Supervalu, Inc.                   74,400        2,127,096
  Tootsie Roll Industries,
    Inc.                             1,300           46,800
  Tyson Foods, Inc. Class A         12,681          167,896
  Winn-Dixie Stores, Inc.            5,100           50,745
  Wrigley (W.M.), Jr. Co.            1,700           95,557
                                             --------------
                                                 50,730,462
                                             --------------
FINANCIAL SERVICES -- 31.1%
  ACE, Ltd.                        276,900       11,469,198
  Affiliated Computer
    Services, Inc. Class A*            800           43,568
  AFLAC, Inc.                       11,400          412,452
  AG Edwards, Inc                    3,400          123,182
  Alleghany Corporation*               212           47,170
  Allied Capital Corporation         7,600          211,888
  Allstate Corporation (The)       386,300       16,618,626

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  AMB Property Corporation
    REIT                             4,600   $      151,248
  AMBAC Financial Group, Inc.        4,650          322,664
  American Capital
    Strategies, Ltd.                19,700          585,681
  American Express Co.              17,900          863,317
  American Financial Group,
    Inc.                             2,100           55,566
  American International
    Group, Inc.                     68,433        4,535,739
  American National Insurance
    Co.                                600           50,622
  AmeriCredit Corporation*           6,000           95,580
  AmSouth Bancorporation            21,400          524,300
  Annaly Mortgage Management,
    Inc. REIT                        5,700          104,880
  AON Corporation                   15,500          371,070
  Apartment Investment &
    Management Co. Class A
    REIT                             5,700          196,650
  Archstone-Smith Trust REIT        11,100          310,578
  Arden Realty, Inc. REIT            3,500          106,190
  Associated Banc-Corp               4,200          179,130
  Astoria Financial
    Corporation                     59,700        2,220,840
  Automatic Data Processing,
    Inc.                             2,000           79,220
  AvalonBay Communities, Inc.
    REIT                             3,700          176,860
  Bancorpsouth, Inc.                 4,700          111,484
  Bank of America Corporation      265,024       21,315,880
  Bank of Hawaii Corporation         3,400          143,480
  Bank of New York Co., Inc.
    (The)                           39,600        1,311,552
  Bank One Corporation             145,400        6,628,786
  Banknorth Group, Inc.              9,900          322,047
  BB&T Corporation                  33,929        1,311,017
  Bear Stearns Cos., Inc.
    (The)                           16,100        1,287,195
  BISYS Group, Inc. (The)*             500            7,440
  Block (H&R), Inc.                 50,300        2,785,111
  BOK Financial Corporation*         1,027           39,765
  Boston Properties, Inc.
    REIT                             4,200          202,398
  BRE Properties, Inc. Class
    A REIT                           3,000          100,200
  Camden Property Trust REIT         2,000           88,600
  Capital One Financial
    Corporation                      4,400          269,676
  Capitol Federal Financial          1,300           46,878
  CarrAmerica Realty
    Corporation REIT                 3,200           95,296
  Catellus Development
    Corporation REIT                 5,574          134,435
  CBL & Associates
    Properties, Inc. REIT            1,300           73,450
  Centerpoint Properties
    Corporation REIT                 1,400          104,860
  Charter One Financial, Inc.       21,508          743,101

                                 SHARES          VALUE
                               -----------   --------------
  Checkfree Corporation*            28,800   $      796,320
  Chelsea Property Group,
    Inc. REIT                        1,500           82,215
  Chubb Corporation                 11,300          769,530
  Cigna Corporation                117,600        6,762,000
  Cincinnati Financial
    Corporation                      8,300          347,604
  CIT Group, Inc.                   12,100          434,995
  Citigroup, Inc.                  911,100       44,224,795
  City National Corporation          2,500          155,300
  CNA Financial Corporation*         1,400           33,740
  Colonial Bancgroup, Inc.           7,500          129,900
  Comerica, Inc.                   184,600       10,348,676
  Commerce Bancorp, Inc.               400           21,072
  Commerce Bancshares, Inc.          3,737          183,185
  Compass Bancshares, Inc.          41,200        1,619,572
  Countrywide Financial
    Corporation                     10,000          758,500
  Cousins Properties, Inc.
    REIT                             1,500           45,900
  Crescent Real Estate
    Equities Co. REIT              261,100        4,472,643
  Cullen Frost Bankers, Inc.         3,100          125,767
  Deluxe Corporation                24,500        1,012,585
  Developers Diversified
    Realty Corporation REIT          4,600          154,422
  Downey Financial
    Corporation                      1,300           64,090
  DST Systems, Inc.*                   400           16,704
  Duke Realty Corporation
    REIT                             8,200          254,200
  E*TRADE Financial
    Corporation*                    10,400          131,560
  Equifax, Inc.                      1,600           39,200
  Equity Office Properties
    Trust REIT                      24,485          701,495
  Equity Residential
    Properties Trust REIT           16,600          489,866
  Erie Indemnity Co. Class A         1,500           63,570
  Everest Re Group, Ltd.            32,300        2,732,580
  Fannie Mae                        37,900        2,844,774
  Federal Realty Investors
    Trust REIT                       2,700          103,653
  Fidelity National
    Financial, Inc.                  7,618          295,426
  First American Corporation         4,100          122,057
  First Bancorp Puerto Rico            800           31,640
  First Midwest Bancorp, Inc.        2,800           90,748
  First Tennessee National
    Corporation                     18,000          793,800
  FirstMerit Corporation             4,700          126,759
  FleetBoston Financial
    Corporation                    343,916       15,011,933
  FNB Corporation                    2,835          100,501
  Franklin Resources, Inc.          10,000          520,600
  Freddie Mac                      140,600        8,199,792
  Friedman, Billings, Ramsey
    Group, Inc. Class A             68,200        1,574,056

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Fulton Financial
    Corporation                      6,415   $      140,553
  General Growth Properties,
    Inc. REIT                      118,400        3,285,600
  Global Payments, Inc.                100            4,712
  Golden West Financial
    Corporation                      7,600          784,244
  Goldman Sachs Group, Inc.         17,300        1,708,029
  Greenpoint Financial
    Corporation                      7,200          254,304
  Hartford Financial Services
    Group, Inc.                    324,300       19,143,429
  HCC Insurance Holdings,
    Inc.                             2,300           73,140
  Health Care Property
    Investors, Inc. REIT             3,900          198,120
  Healthcare Realty Trust,
    Inc. REIT                        2,600           92,950
  Hibernia Corporation Class
    A                               57,500        1,351,825
  Hospitality Properites
    Trust REIT                       3,600          148,608
  Host Marriott Corporation
    REIT*                           16,900          208,208
  HRPT Properties Trust REIT         8,700           87,783
  Hudson City Bancorp, Inc.          2,600           99,268
  Hudson United Bancorp              2,500           92,375
  Huntington Bancshares, Inc.       13,900          312,750
  Independence Community Bank
    Corporation                      3,000          107,910
  IndyMac Bancorp, Inc.              3,100           92,349
  Instinet Group, Inc.*              7,500           38,625
  Interactive Data
    Corporation*                     1,100           18,216
  International Bancshares
    Corporation                      1,600           75,440
  iStar Financial, Inc. REIT         6,000          233,400
  Janus Capital Group, Inc.         14,600          239,586
  Jefferies Group, Inc.              2,300           75,946
  Jefferson-Pilot Corporation        8,700          440,655
  John Hancock Financial
    Services, Inc.                  17,600          660,000
  JP Morgan Chase & Co.            725,522       26,648,423
  KeyCorp                          281,150        8,243,318
  Kimco Realty Corporation
    REIT                             5,900          264,025
  LaBranche & Co., Inc.              2,300           26,841
  Legg Mason, Inc.                     600           46,308
  Lehman Brothers Holdings,
    Inc.                            14,842        1,146,099
  Leucadia National
    Corporation                      2,700          124,470
  Liberty Property Trust REIT        4,800          186,720
  Lincoln National
    Corporation                     10,800          435,996
  Loews Corporation                  7,900          390,655
  M & T Bank Corporation             4,100          403,030
  Macerich Co. (The) REIT            3,500          155,750
  Mack-Cali Realty
    Corporation REIT                 3,500          145,670
  Markel Corporation*                  300           76,053
  Marshall & Ilsley
    Corporation                     13,800          527,850

                                 SHARES          VALUE
                               -----------   --------------
  MBIA, Inc.                         8,750   $      518,263
  MBNA Corporation                  79,800        1,983,030
  Mellon Financial
    Corporation                     14,900          478,439
  Mercantile Bankshares
    Corporation                      4,300          195,994
  Mercury General Corporation        1,600           74,480
  Merrill Lynch & Co., Inc.        219,167       12,854,145
  MetLife, Inc.                     20,700          696,969
  MGIC Investment Corporation      134,700        7,669,818
  Mills Corporation (The)
    REIT                             1,600           70,400
  Mony Group, Inc.*                  2,700           84,483
  Morgan Stanley                   130,500        7,552,035
  National City Corporation         87,600        2,973,144
  National Commerce Financial
    Corporation                     12,500          341,000
  Nationwide Financial
    Services Class A                 3,400          112,404
  New Plan Excel Realty Trust
    REIT                             5,900          145,553
  New York Community Bancorp,
    Inc.                             5,891          224,152
  North Fork Bancorporation,
    Inc.                            47,300        1,914,231
  Northern Trust Corporation        10,900          505,978
  Odyssey Re Holdings
    Corporation                        700           15,785
  Old National Bancorp               3,852           88,018
  Old Republic International
    Corporation                     73,950        1,875,372
  Pan Pacific Retail
    Properties, Inc. REIT            2,400          114,360
  Park National Corporation            700           79,205
  People's Bank                      1,500           48,900
  Plum Creek Timber Co., Inc.
    REIT                            11,162          339,883
  PMI Group, Inc. (The)              5,400          201,042
  PNC Financial Services
    Group, Inc.                     17,200          941,356
  Popular, Inc.                      5,700          256,158
  Principal Financial Group         17,700          585,339
  Prologis Trust REIT                9,889          317,338
  Protective Life Corporation        3,900          131,976
  Provident Financial Group,
    Inc.                             2,500           79,875
  Providian Financial
    Corporation*                     9,400          109,416
  Prudential Financial, Inc.        33,600        1,403,472
  Public Storage, Inc. REIT          6,100          264,679
  Radian Group, Inc.                 5,200          253,500
  Raymond James Financial,
    Inc.                             2,400           90,480
  Realty Income Corporation
    REIT                             2,300           92,000
  Regency Centers Corporation
    REIT                             1,600           63,760
  Regions Financial
    Corporation                     87,900        3,269,880

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Reinsurance Group of
    America, Inc.                    1,500   $       57,975
  Rouse Co. (The) REIT              12,700          596,900
  Ryder System, Inc.                 3,500          119,525
  Safeco Corporation                 7,900          307,547
  Shurgard Storage Centers,
    Inc. Class A REIT                2,700          101,655
  Simon Property Group, Inc.
    REIT                             8,000          370,720
  Sky Financial Group, Inc.          5,600          145,264
  SLM Corporation                   86,000        3,240,480
  SouthTrust Corporation            92,377        3,023,499
  Sovereign Bancorp, Inc.           17,800          422,750
  St. Paul Cos., Inc.               12,800          507,520
  Stancorp Financial Group,
    Inc.                             1,800          113,184
  State Street Corporation          18,100          942,648
  Student Loan Corporation             200           29,200
  Sungard Data Systems, Inc.*        1,300           36,023
  SunTrust Banks, Inc.              15,000        1,072,500
  Synovus Financial
    Corporation                      1,600           46,272
  T Rowe Price Group, Inc.           1,800           85,338
  TCF Financial Corporation         32,400        1,663,740
  Thornburg Mortgage, Inc.
    REIT                             4,300          116,960
  Torchmark Corporation              7,100          323,334
  Transatlantic Holdings,
    Inc.                             1,200           96,960
  Travelers Property Casualty
    Corporation Class B            236,634        4,015,679
  Trizec Properties, Inc.
    REIT                             5,000           77,000
  Trustmark Corporation              3,000           87,810
  Union Planters Corporation        11,500          362,135
  UnionBanCal Corporation           12,300          707,742
  United Bankshares, Inc.            2,300           71,760
  United Dominion Realty
    Trust, Inc. REIT                 7,300          140,160
  Unitrin, Inc.                      2,800          115,948
  UnumProvident Corporation         17,500          275,975
  US Bancorp                       532,326       15,852,668
  Valley National Bancorp            4,416          128,947
  Vornado Realty Trust REIT          4,900          268,275
  W.R. Berkley Corporation           3,775          131,936
  Wachovia Corporation             322,250       15,013,628
  Washington Federal, Inc.           4,213          119,649
  Washington Mutual, Inc.          313,114       12,562,134
  Webster Financial
    Corporation                     24,600        1,128,156
  Weingarten Realty Investors
    REIT                             2,800          124,180
  WellChoice, Inc.*                  1,200           41,400
  Wells Fargo & Co.                190,372       11,211,007
  Westamerica Bancorporation         1,500           74,550
  Whitney Holding Corporation        2,400           98,376
  Wilmington Trust
    Corporation                      4,000          144,000
  XL Capital, Ltd. Class A         104,900        8,134,995
  Zions Bancorporation               5,500          337,315
                                             --------------
                                                386,217,559
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
HEALTHCARE -- 5.9%
  Aetna, Inc.                        5,300   $      358,174
  AmerisourceBergen
    Corporation                      3,246          182,263
  Andrx Corporation*                 1,000           24,040
  Anthem, Inc.*                      5,131          384,825
  Apogent Technologies, Inc.*        4,900          112,896
  Bard (C.R.), Inc.                    300           24,375
  Bausch & Lomb, Inc.                3,000          155,700
  Baxter International, Inc.       278,500        8,499,820
  Becton Dickinson & Co.             3,200          131,648
  Bristol-Myers Squibb Co.         347,700        9,944,220
  Community Health Systems,
    Inc.*                            1,600           42,528
  HCA, Inc.                          6,200          266,352
  Health Net, Inc.*                221,500        7,243,050
  Henry Schein, Inc.*                  900           60,822
  Human Genome Sciences,
    Inc.*                            3,900           51,675
  Humana, Inc.*                      9,800          223,930
  ICOS Corporation*                  1,800           74,304
  IMS Health, Inc.                 146,500        3,641,990
  Invitrogen Corporation*            2,300          161,000
  IVAX Corporation*                121,000        2,889,480
  King Pharmaceuticals, Inc.*       10,600          161,756
  Laboratory Corporation of
    America Holdings*                  700           25,865
  Manor Care, Inc.                   4,500          155,565
  McKesson Corporation              23,900          768,624
  Medco Health Solutions,
    Inc.*                            9,217          313,286
  Merck & Co., Inc.                114,500        5,289,900
  Millennium Pharmeceuticals,
    Inc.*                            9,000          168,030
  Neurocrine Biosciences,
    Inc.*                            1,100           59,994
  Omnicare, Inc.                     2,500          100,975
  PacifiCare Health Systems,
    Inc.*                            2,400          162,240
  Protein Design Labs, Inc.*         1,500           26,850
  Renal Care Group, Inc.*            1,200           49,440
  Respironics, Inc.*                11,900          536,571
  Schering-Plough Corporation      497,100        8,644,569
  Select Medical Corporation*       79,800        1,299,144
  Steris Corporation*                  200            4,520
  Tenet Healthcare
    Corporation*                   452,400        7,261,020
  Triad Hospitals, Inc.*             2,500           83,175
  UnitedHealth Group, Inc.          47,900        2,786,822
  Universal Health Services,
    Inc. Class B                       300           16,116
  Valeant Pharmaceuticals
    International                    2,600           65,390
  Varian Medical Systems,
    Inc.*                           37,100        2,563,610
  Watson Pharmaceuticals,
    Inc.*                           14,200          653,200
  WebMD Corporation*                 2,700           24,273
  WellPoint Health Networks,
    Inc.*                              500           48,495

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Wyeth                            165,400   $    7,021,230
                                             --------------
                                                 72,763,752
                                             --------------
INTEGRATED OILS -- 8.6%
  Amerada Hess Corporation          50,200        2,669,134
  BP PLC ADR                       224,468       11,077,496
  ChevronTexaco Corporation        302,498       26,132,803
  Conocophillips                   415,588       27,250,104
  Exxon Mobil Corporation          474,400       19,450,400
  Marathon Oil Corporation         227,900        7,541,211
  Murphy Oil Corporation             4,600          300,426
  Occidental Petroleum
    Corporation                    279,900       11,822,976
  Unocal Corporation                15,700          578,231
                                             --------------
                                                106,822,781
                                             --------------
MATERIALS & PROCESSING --6.9%
  Air Products & Chemicals,
    Inc.                            13,800          729,054
  Airgas, Inc.                       3,600           77,328
  Alcoa, Inc.                      264,500       10,051,000
  Aptargroup, Inc.                   2,100           81,900
  Archer-Daniels-Midland Co.        31,589          480,785
  Ashland, Inc.                     11,400          502,284
  Avery Dennison Corporation           900           50,418
  Ball Corporation                     500           29,785
  Bemis Co.                          2,900          145,000
  Boise Cascade Corporation          3,900          128,154
  Bowater, Inc.                      3,100          143,561
  Cabot Corporation                  3,600          114,624
  Cytec Industries, Inc.*            2,300           88,297
  Dow Chemical Co. (The)           320,282       13,314,122
  Du Pont (E.I.) de Nemours &
    Co.                             54,100        2,482,649
  Eastman Chemical Co.             151,900        6,004,607
  Energizer Holdings, Inc.*          3,600          135,216
  Engelhard Corporation             26,100          781,695
  Florida Rock Industries,
    Inc.                             1,000           54,850
  Fluor Corporation                  4,700          186,308
  Forest City Enterprises,
    Inc. Class A                     1,800           85,518
  Georgia-Pacific Corporation      287,971        8,832,071
  Harsco Corporation                 2,500          109,550
  International Paper Co.          227,800        9,820,458
  Jacobs Engineering Group,
    Inc.*                              400           19,204
  Lafarge North America, Inc.        2,000           81,040
  LNR Property Corporation             900           44,559
  Louisiana-Pacific
    Corporation*                    10,800          193,104
  Lubrizol Corporation               3,100          100,812
  Lyondell Chemical Co.            228,000        3,864,600
  Martin Marietta Materials,
    Inc.                             3,000          140,910
  Masco Corporation                 19,600          537,236
  MeadWestvaco Corporation          12,247          364,348
  Monsanto Co.                     416,400       11,983,992
  Newmont Mining Corporation         8,900          432,629

                                 SHARES          VALUE
                               -----------   --------------
  Nucor Corporation                 30,700   $    1,719,200
  Owens-Illinois, Inc.*              6,500           77,285
  Packaging Corporation of
    America                          3,500           76,510
  Pactiv Corporation*              139,200        3,326,880
  Phelps Dodge Corporation*          2,800          213,052
  PPG Industries, Inc.              10,300          659,406
  Praxair, Inc.                     13,800          527,160
  Precision Castparts
    Corporation                      3,600          163,476
  Rayonier, Inc.                     3,040          126,199
  Rohm & Haas Co.                    9,600          410,016
  RPM International, Inc.           61,400        1,010,644
  Scotts Co. (The) Class A*          1,100           65,076
  Sherwin-Williams Co. (The)        82,200        2,855,628
  Sigma-Aldrich Corporation          2,400          137,232
  Smurfit-Stone Container
    Corporation*                    14,900          276,693
  Sonoco Products Co.                5,600          137,872
  Southern Peru Copper
    Corporation                        500           23,580
  Temple-Inland, Inc.                2,800          175,476
  Timken Co.                         1,700           34,102
  United States Steel
    Corporation                     17,400          609,348
  Valspar Corporation                2,900          143,318
  Vulcan Materials Co.               5,500          261,635
  Weyerhaeuser Co.                  13,300          851,200
  Worthington Industries,
    Inc.                             2,300           41,469
                                             --------------
                                                 86,114,125
                                             --------------
OTHER -- 0.5%
  3M Co.                            11,200          952,336
  Brunswick Corporation              5,100          162,333
  Carlisle Cos., Inc.                1,900          115,634
  Eaton Corporation                  4,500          485,910
  Hillenbrand Industries,
    Inc.                             8,500          527,510
  Honeywell International,
    Inc.                            50,600        1,691,558
  ITT Industries, Inc.                 300           22,263
  Johnson Controls, Inc.            14,300        1,660,516
  Lancaster Colony
    Corporation                      1,700           76,772
  SPX Corporation*                   3,900          229,359
  Teleflex, Inc.                     2,100          101,493
  Textron, Inc.                      7,000          399,420
  Wesco Financial Corporation          100           35,200
                                             --------------
                                                  6,460,304
                                             --------------
OTHER ENERGY -- 2.8%
  Anadarko Petroleum
    Corporation                    156,500        7,983,065
  Apache Corporation                51,461        4,173,487
  Baker Hughes, Inc.                51,400        1,653,024
  Burlington Resources, Inc.        82,100        4,546,698
  Calpine Corporation*              23,500          113,035
  Chesapeake Energy
    Corporation                      2,000           27,160
  Cooper Cameron Corporation*          300           13,980

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Devon Energy Corporation          14,019   $      802,728
  Diamond Offshore Drilling,
    Inc.                             1,600           32,816
  Dynegy, Inc. Class A              16,800           71,904
  El Paso Corporation               36,472          298,706
  ENSCO International, Inc.          5,800          157,586
  Equitable Resources, Inc.          3,800          163,096
  Grant Prideco, Inc.*                 400            5,208
  Halliburton Co.                    2,500           65,000
  Helmerich & Payne, Inc.            3,000           83,790
  Kerr-McGee Corporation             6,100          283,589
  Key Energy Services, Inc.*         2,100           21,651
  National-Oilwell, Inc.*            2,100           46,956
  Newfield Exploration Co.*          1,500           66,810
  Noble Energy, Inc.                 2,100           93,303
  Peabody Energy Corporation         1,900           79,249
  Pioneer Natural Resources
    Co.*                             6,300          201,159
  Pogo Producing Co.                 3,800          183,540
  Premcor, Inc.*                     2,000           52,000
  Pride International, Inc.*         3,700           68,968
  Reliant Resources, Inc.*         275,273        2,026,009
  Rowan Cos., Inc.*                  2,400           55,608
  Smith International, Inc.*         1,100           45,672
  Sunoco, Inc.                      48,300        2,470,545
  Texas Genco Holdings, Inc.           900           29,250
  Transocean, Inc.*                324,300        7,786,443
  Valero Energy Corporation         13,200          611,688
  Varco International, Inc.*         1,600           33,008
  Westport Resources
    Corporation*                     1,400           41,804
  Williams Cos., Inc.               31,500          309,330
  XTO Energy, Inc.                   4,466          126,388
                                             --------------
                                                 34,824,253
                                             --------------
PRODUCER DURABLES -- 6.6%
  AGCO Corporation*                  4,300           86,602
  Agilent Technologies, Inc.*       27,200          795,328
  Alliant Techsystems, Inc.*           500           28,880
  American Power Conversion
    Corporation                     10,100          246,945
  American Tower Corporation
    Class A*                         7,000           75,740
  AMETEK, Inc.                       1,100           53,086
  Boeing Co. (The)                 260,700       10,985,898
  Caterpillar, Inc.                 21,000        1,743,420
  Centex Corporation                 2,500          269,125
  Crane Co.                         26,800          823,832
  Crown Castle International
    Corporation*                    62,000          683,860
  Cummins, Inc.                      2,100          102,774
  Danaher Corporation                  400           36,700
  Deere & Co.                       14,600          949,730
  Diebold, Inc.                      4,400          237,028
  Donaldson Co., Inc.                4,900          289,884
  Dover Corporation                 10,000          397,500
  DR Horton, Inc.                    6,500          281,190

                                 SHARES          VALUE
                               -----------   --------------
  Emerson Electric Co.             195,600   $   12,665,100
  Goodrich Corporation               7,200          213,768
  Grainger (W.W.), Inc.              4,600          217,994
  HON Industries, Inc.               2,000           86,640
  Hovnanian Enterprises, Inc.
    Class A*                           600           52,236
  Hubbell, Inc. Class B              3,000          132,300
  IIIinois Tool Works, Inc.        114,200        9,582,522
  KB HOME                           10,100          732,452
  Lennar Corporation Class A         3,100          297,600
  Lexmark International,
    Inc.*                           33,200        2,610,848
  Lockheed Martin Corporation       16,800          863,520
  MDC Holdings, Inc.                 1,000           64,500
  Molex, Inc.                          900           31,401
  Northrop Grumman
    Corporation                     87,735        8,387,466
  Novellus Systems, Inc.*            1,700           71,485
  Pall Corporation                   1,300           34,879
  Parker Hannifin Corporation        7,200          428,400
  Pentair, Inc.                      2,700          123,390
  Pitney Bowes, Inc.                93,600        3,802,032
  Polycom, Inc.*                    46,400          905,728
  Pulte Homes, Inc.                  3,000          280,860
  Rockwell Collins, Inc.             5,300          159,159
  Ryland Group, Inc.                 1,500          132,960
  Steelcase, Inc. Class A            2,500           35,900
  Tektronix, Inc.                    3,800          120,080
  Thermo Electron
    Corporation*                     7,800          196,560
  Toll Brothers, Inc.*               2,800          111,328
  Tyco International, Ltd.         359,800        9,534,700
  United Technologies
    Corporation                    119,050       11,282,369
  Xerox Corporation*                37,900          523,020
                                             --------------
                                                 81,768,719
                                             --------------
TECHNOLOGY -- 5.2%
  3Com Corporation*                 22,100          180,557
  Acxiom Corporation*                1,300           24,141
  ADC Telecommunications,
    Inc.*                           27,000           80,190
  Advanced Fibre
    Communications, Inc.*            3,100           62,465
  Advanced Micro Devices,
    Inc.*                           13,700          204,130
  Analog Devices, Inc.              20,600          940,390
  Apple Computer, Inc.*             22,300          476,551
  Applera Corporation-Applied
    Biosystems Group                 1,900           39,349
  Applied Micro Circuits
    Corporation*                    10,200           60,996
  Arrow Electronics, Inc.*           4,600          106,444
  Atmel Corporation*                13,800           82,938
  Autodesk, Inc.                     6,400          157,312
  Avaya, Inc.*                      25,400          328,676
  Avnet, Inc.*                      22,000          476,520
  Avocent Corporation*              18,000          657,360
  AVX Corporation                    3,200           53,184
  BMC Software, Inc.*                1,300           24,245

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Brocade Communications
    Systems, Inc.*                   6,200   $       35,836
  Cadence Design Systems,
    Inc.*                           12,100          217,558
  Ceridian Corporation*              3,600           75,384
  CIENA Corporation*                13,891           92,236
  Computer Associates
    International, Inc.             65,900        1,801,706
  Computer Sciences
    Corporation*                   141,000        6,236,430
  Compuware Corporation*            21,700          131,068
  Comverse Technology, Inc.*         4,600           80,914
  Corning, Inc.*                   233,200        2,432,276
  Cypress Semiconductor
    Corporation*                     3,000           64,080
  Electronic Data Systems
    Corporation                    253,200        6,213,528
  Emulex Corporation*                1,400           37,352
  Fairchild Semicoductor
    International, Inc.*             3,400           84,898
  General Dynamics
    Corporation                     15,000        1,355,850
  Harris Corporation                 2,800          106,260
  Hewlett-Packard Co.              838,150       19,252,306
  Imation Corporation                2,200           77,330
  Ingram Micro, Inc. Class A*        6,500          103,350
  Integrated Device
    Technology, Inc.*                3,800           65,246
  International Business
    Machines Corporation            49,400        4,578,392
  International Rectifier
    Corporation*                    33,200        1,640,412
  Intersil Corporation Class
    A                                4,600          114,310
  Intuit, Inc.*                     38,100        2,015,871
  Jabil Circuit, Inc.*               1,000           28,300
  L-3 Communications
    Holdings, Inc.*                  2,200          112,992
  LSI Logic Corporation*            13,600          120,632
  Lucent Technologies, Inc.*       251,800          715,112
  Maxtor Corporation*                7,500           83,250
  Micron Technology, Inc.*          18,600          250,542
  Motorola, Inc.                   326,600        4,595,262
  National Semiconductor
    Corporation*                     1,700           66,997
  NCR Corporation*                   5,200          201,760
  Network Associates, Inc.*          1,000           15,040
  Novell, Inc.*                     12,400          130,448
  PanAmSat Corporation*             43,300          933,548
  Peoplesoft, Inc.*                 12,000          273,600
  PerkinElmer, Inc.                  4,000           68,280
  Raytheon Co.                     110,600        3,322,424
  Rockwell Automation, Inc.         10,100          359,560
  Sanmina-SCI Corporation*          17,176          216,589
  Scientific-Atlanta, Inc.           8,500          232,050
  Seagate Technology, Inc.*+         4,600                0
  Siebel Systems, Inc.*             10,800          149,796
  Solectron Corporation*            26,400          156,024

                                 SHARES          VALUE
                               -----------   --------------
  Storage Technology
    Corporation*                     3,900   $      100,425
  Sun Microsystems, Inc.*          196,600          882,734
  Symbol Technologies, Inc.          1,800           30,402
  Tellabs, Inc.*                    15,000          126,450
  Texas Instruments, Inc.           27,800          816,764
  Unisys Corporation*                4,800           71,280
  Vishay Intertechnology,
    Inc.*                            9,700          222,130
                                             --------------
                                                 65,050,432
                                             --------------
UTILITIES -- 11.2%
  AGL Resources, Inc.                3,900          113,490
  Allete, Inc.                       5,200          159,120
  Alliant Energy Corporation         6,600          164,340
  Alltel Corporation                18,900          880,362
  Ameren Corporation                 9,800          450,800
  American Electric Power
    Co., Inc.                      259,500        7,917,345
  AT&T Corporation                 228,760        4,643,828
  AT&T Wireless Services,
    Inc.*                           75,700          604,843
  BellSouth Corporation            281,600        7,969,280
  Cablevision Systems
    Corporation Class A*               775           18,127
  Centerpoint Energy, Inc.         258,900        2,508,741
  CenturyTel, Inc.                   8,700          283,794
  Cinergy Corporation               10,700          415,267
  Citizens Communications
    Co.*                            17,300          214,866
  Comcast Corporation Class
    A*                             260,563        8,564,706
  Consolidated Edison, Inc.         13,600          584,936
  Constellation Energy Group,
    Inc.                            10,100          395,516
  Cox Communications, Inc.
    Class A*                        72,100        2,483,845
  Dominion Resources, Inc.          19,519        1,245,898
  DPL, Inc.                          7,700          160,776
  DTE Energy Co.                    72,600        2,860,440
  Duke Energy Corporation          230,500        4,713,725
  Duquesne Light Holdings,
    Inc.                             4,600           84,364
  Edison International              17,300          379,389
  Energy East Corporation            8,900          199,360
  Entergy Corporation              191,900       10,963,247
  Exelon Corporation               110,887        7,358,461
  FirstEnergy Corporation          302,612       10,651,942
  FPL Group, Inc.                   11,200          732,704
  Great Plains Energy, Inc.          4,200          133,644
  Hawaiian Electric
    Industries                       2,300          108,951
  IDT Corporation*                   1,700           37,655
  KeySpan Corporation               93,500        3,440,800
  Kinder Morgan, Inc.                1,100           65,010
  Level 3 Communications,
    Inc.*                           31,900          181,830
  MDU Resources Group, Inc.          6,750          160,718
  National Fuel Gas Co.              4,000           97,760
  Nextel Communications, Inc.
    Class A*                        46,100        1,293,566
  Nicor, Inc.                        2,700           91,908
  NII Holdings, Inc. Class B*       14,900        1,111,987
  NiSource, Inc.                    16,000          351,040

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Northeast Utilities              198,700   $    4,007,779
  NSTAR                              3,200          155,200
  NTL, Inc.*                         4,600          320,850
  OGE Energy Corporation             5,200          125,788
  Oneok, Inc.                       56,400        1,245,312
  Peoples Energy Corporation         2,200           92,488
  Pepco Holdings, Inc.               9,498          185,591
  PG&E Corporation*                 24,900          691,473
  Philadelphia Suburban
    Corporation                      5,625          124,313
  Piedmont Natural Gas Co.,
    Inc.                             1,900           82,574
  Pinnacle West Capital
    Corporation                      5,100          204,102
  PPL Corporation                  134,600        5,888,750
  Progress Energy, Inc.             13,000          588,380
  Progress Energy, Inc.
    Contingent Value
    Obligation*+                     3,100            1,209
  Public Service Enterprise
    Group, Inc.                     13,800          604,440
  Puget Energy, Inc.                 5,700          135,489
  Questar Corporation               37,100        1,304,065
  Qwest Communications
    International, Inc.*            64,200          277,344
  SBC Communications, Inc.         202,200        5,271,354
  SCANA Corporation                  6,700          229,475
  Sempra Energy                    103,200        3,102,192
  Southern Co. (The)                43,900        1,327,975
  Sprint Corporation (FON
    Group)                         278,300        4,569,686
  TECO Energy, Inc.                 11,400          164,274
  Telephone & Data Systems,
    Inc.                             2,100          131,355
  TXU Corporation                   19,600          464,912
  UGI Corporation                    2,600           88,140

                                 SHARES          VALUE
                               -----------   --------------
  UnitedGlobalCom, Inc. Class
    A*                               4,600   $       39,008
  US Cellular Corporation*             600           21,300
  Vectren Corporation                4,500          110,925
  Verizon Communications,
    Inc.                           626,624       21,981,970
  Western Gas Resources, Inc.        1,100           51,975
  WGL Holdings, Inc.                 3,000           83,370
  Wisconsin Energy
    Corporation                      7,100          237,495
  WPS Resources Corporation          2,200          101,706
  Xcel Energy, Inc.                 24,240          411,595
                                             --------------
                                                139,222,235
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,047,866,578)                       1,198,610,114
                                             --------------
SHORT-TERM INVESTMENTS -- 13.7%
  AB Funds Trust -- Money
    Market Fund (Retirement
    Class)(inf)                 37,239,515       37,239,515
  Northern Institutional
    Liquid Assets Portfolio
    sec.                       132,608,734      132,608,734
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $169,848,249)                           169,848,249
                                             --------------

                                   PAR
                                ----------
U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bill
    0.89%, 01/22/04++++
    (Cost $3,937,949)           $3,940,000        3,938,064
                                             --------------
TOTAL INVESTMENTS -- 110.5%
  (Cost $1,221,652,776)                       1,372,396,427
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (10.5%)                      (130,609,062)
                                             --------------
NET ASSETS -- 100.0%                         $1,241,787,365
                                             ==============

                       See Notes to Financial Statements.

GROWTH EQUITY FUND

During the fourth quarter, growth stocks underperformed value stocks across every capitalization tier. In the large capitalization tier, the Russell 1000(R) Growth Index underperformed its value counterpart, the Russell 1000(R) Value Index, by 3.78% for the fourth quarter and 0.28% for the year. All sectors of the Russell 1000(R) Growth Index delivered positive returns during the quarter. The producer durables and materials & processing sectors were the best performers, while the consumer discretionary and autos & transportation sectors posted the weakest index performance.

The fund is comprised of domestic, large-cap growth oriented stocks. The fund underperformed its benchmark, the Russell 1000(R) Growth Index, during the fourth quarter. Security selection in the healthcare and autos and transportation sectors detracted from benchmark-relative performance. At the sub-adviser level, TCW delivered solid absolute and benchmark-relative returns as a result of its strong security selection in the technology sector and, to a slightly lesser extent, security selection in the consumer discretionary and financial services sectors.

                         Not Part of the Annual Report

GROWTH EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                                                        RUSSELL 1000(R) GROWTH
                                       RETIREMENT CLASS*    INSTITUTIONAL CLASS*    RETAIL CLASS*              INDEX**
                                       -----------------    --------------------    -------------       ----------------------
  One Year                                   29.56%                 29.56%              29.16%                   29.75%
  Since Inception
  (8/27/01 -- 12/31/03)                      (3.79%)                (3.67%)             (4.03%)                  (3.51%)

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS            RUSSELL 1000(R) GROWTH INDEX**
                                                                      ----------------            ------------------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                    9492                               9481
09/30/01                                                                    8506                               8535
10/31/01                                                                    8945                               8982
11/30/01                                                                    9837                               9845
12/31/01                                                                    9812                               9827
01/31/02                                                                    9642                               9653
02/28/02                                                                    9266                               9253
03/31/02                                                                    9642                               9573
04/30/02                                                                    8858                               8791
05/31/02                                                                    8619                               8579
06/30/02                                                                    7954                               7785
07/31/02                                                                    7345                               7357
08/31/02                                                                    7351                               7379
09/30/02                                                                    6566                               6614
10/31/02                                                                    7207                               7220
11/30/02                                                                    7646                               7612
12/31/02                                                                    7050                               7087
01/31/03                                                                    6874                               6915
02/28/03                                                                    6861                               6883
03/31/03                                                                    7043                               7011
04/30/03                                                                    7577                               7529
05/31/03                                                                    7966                               7905
06/30/03                                                                    8060                               8014
07/30/03                                                                    8286                               8214
08/31/03                                                                    8506                               8418
09/30/03                                                                    8336                               8328
10/31/03                                                                    8864                               8795
11/30/03                                                                    8845                               8888
12/31/03                                                                    9134                               9195

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Growth Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 1000(R) Growth Index is a large-cap index consisting of those Russell 1000(R) Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                 SHARES         VALUE
-----------------               ----------   --------------
COMMON STOCK -- 95.3%
AUTO & TRANSPORTATION -- 4.6%
  FedEx Corporation                182,952   $   12,349,260
  Harley-Davidson, Inc.            602,100       28,617,813
  Ryanair Holdings PLC ADR*         66,937        3,389,690
  Southwest Airlines Co.           419,700        6,773,958
  United Parcel Service, Inc.
    Class B                        160,900       11,995,095
                                             --------------
                                                 63,125,816
                                             --------------
CONSUMER DISCRETIONARY --19.3%
  Amazon.com, Inc.*                494,300       26,019,952
  Apollo Group, Inc. Class A*      193,000       13,124,000
  Bed Bath & Beyond, Inc.*         189,000        8,193,150
  eBay, Inc.*                      650,700       42,028,713
  Electronic Arts, Inc.*           314,918       15,046,782
  Kohl's Corporation*              150,000        6,741,000
  Krispy Kreme Doughnuts,
    Inc.*                          101,000        3,696,600
  Lowe's Cos., Inc.                491,798       27,240,691
  McDonald's Corporation            83,100        2,063,373
  Nike, Inc. Class B               117,684        8,056,647
  Pixar, Inc.*                     142,800        9,894,612
  Scripps Co. (E.W.) Class A        65,000        6,119,100
  Starbucks Corporation*           807,900       26,709,174
  Tiffany & Co.                    492,834       22,276,097
  Tribune Co.                       80,000        4,128,000
  Wal-Mart Stores, Inc.            425,900       22,593,995
  Weight Watchers
    International, Inc.*            97,000        3,721,890
  Yahoo!, Inc.*                    425,200       19,206,284
                                             --------------
                                                266,860,060
                                             --------------
CONSUMER STAPLES -- 5.8%
  Coca-Cola Co. (The)              200,400       10,170,300
  Colgate-Palmolive Co.            162,500        8,133,125
  PepsiCo, Inc.                    172,400        8,037,288
  Procter & Gamble Co.             191,705       19,147,495
  Sysco Corporation                229,300        8,536,839
  Walgreen Co.                     705,400       25,662,452
                                             --------------
                                                 79,687,499
                                             --------------
FINANCIAL SERVICES -- 14.4%
  Accenture, Ltd. Class A*         155,000        4,079,600
  AFLAC, Inc.                      416,200       15,058,116
  American Express Co.              80,000        3,858,400
  American International
    Group, Inc.                     77,400        5,130,072
  Automatic Data Processing,
    Inc.                            60,000        2,376,600
  Capital One Financial
    Corporation                    232,000       14,219,280
  Citigroup, Inc.                  425,333       20,645,664
  Countrywide Financial
    Corporation                    126,400        9,587,440
  Fannie Mae                       226,229       16,980,749
  Fifth Third Bancorp               36,300        2,145,330
  First Data Corporation           286,000       11,751,740
  Franklin Resources, Inc.          79,450        4,136,167
  Goldman Sachs Group, Inc.         42,500        4,196,025

                                  SHARES         VALUE
                                ----------   --------------
  M & T Bank Corporation            22,000   $    2,162,600
  Mellon Financial Corporation      62,100        1,994,031
  Merrill Lynch & Co., Inc.        320,159       18,777,325
  Moody's Corporation              103,000        6,236,650
  Progressive Corporation
    (The)                          384,295       32,123,219
  Schwab (Charles) Corporation
    (The)                          963,785       11,411,214
  SLM Corporation                  340,491       12,829,701
                                             --------------
                                                199,699,923
                                             --------------
HEALTHCARE -- 19.2%
  Allergan, Inc.                   116,000        8,909,960
  Amgen, Inc.*                     664,504       41,066,347
  Boston Scientific
    Corporation*                   358,542       13,180,004
  Cardinal Health, Inc.             32,600        1,993,816
  Genentech, Inc.*                 628,265       58,786,756
  Johnson & Johnson                269,600       13,927,536
  Lilly (Eli) & Co.                229,509       16,141,368
  Medimmune, Inc.*                 289,295        7,348,093
  Medtronic, Inc.                  396,900       19,293,309
  Pfizer, Inc.                     660,000       23,317,800
  Quest Diagnostics, Inc.           60,685        4,436,680
  St. Jude Medical, Inc.*           32,000        1,963,200
  Stryker Corporation              133,200       11,323,332
  Teva Pharmaceutical
    Industries, Ltd. ADR           170,000        9,640,700
  UnitedHealth Group, Inc.         314,790       18,314,482
  WellPoint Health Networks,
    Inc.*                           30,000        2,909,700
  Wyeth                            160,000        6,792,000
  Zimmer Holdings, Inc.*            79,839        5,620,666
                                             --------------
                                                264,965,749
                                             --------------
INTEGRATED OILS -- 0.5%
  BP PLC ADR                        45,000        2,220,750
  Exxon Mobil Corporation          130,000        5,330,000
                                             --------------
                                                  7,550,750
                                             --------------
MATERIALS & PROCESSING -- 0.3%
  Air Products & Chemicals,
    Inc.                            71,000        3,750,930
                                             --------------
OTHER -- 2.7%
  3M Co.                            99,000        8,417,970
  General Electric Co.             924,625       28,644,883
                                             --------------
                                                 37,062,853
                                             --------------
OTHER ENERGY -- 0.6%
  Baker Hughes, Inc.               160,000        5,145,600
  BJ Services Co.*                  61,000        2,189,900
  Schlumberger, Ltd.                21,500        1,176,480
                                             --------------
                                                  8,511,980
                                             --------------
PRODUCER DURABLES -- 4.8%
  Applied Materials, Inc.*         558,650       12,541,693
  Caterpillar, Inc.                166,275       13,804,150
  Danaher Corporation               31,500        2,890,125
  Ingersoll-Rand Co. Class A        29,850        2,026,218
  Lennar Corporation Class A        74,527        7,154,592
  Lockheed Martin Corporation      160,276        8,238,186

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Nokia Corporation ADR            315,700   $    5,366,900
  Tyco International, Ltd.          54,355        1,440,408
  United Technologies
    Corporation                    133,800       12,680,226
                                             --------------
                                                 66,142,498
                                             --------------
TECHNOLOGY -- 21.9%
  Cisco Systems, Inc.*           2,347,807       57,028,233
  Dell, Inc.*                    1,323,927       44,960,561
  EMC Corporation*                 500,759        6,469,806
  Hewlett-Packard Co.              125,500        2,882,735
  Intel Corporation              1,590,310       51,207,982
  Maxim Integrated Products,
    Inc.                           528,120       26,300,376
  Microsoft Corporation          1,278,400       35,207,136
  Network Appliance, Inc.*         768,200       15,771,146
  Oracle Corporation*              721,300        9,521,160
  Qualcomm, Inc.                   485,790       26,198,655
  Red Hat, Inc.*                   325,000        6,100,250
  SAP AG ADR                        49,200        2,044,752
  Seagate Technology, Inc.*+         5,600                0
  Veritas Software
    Corporation*                    85,000        3,158,600
  Xilinx, Inc.*                    434,600       16,836,404
                                             --------------
                                                303,687,796
                                             --------------
UTILITIES -- 1.2%
  Nextel Communications, Inc.
    Class A*                       260,190        7,300,931
  SBC Communications, Inc.          95,000        2,476,650
  Vodafone Group PLC ADR           255,000        6,385,200
                                             --------------
                                                 16,162,781
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,173,743,447)                       1,317,208,635
                                             --------------

                                  SHARES         VALUE
                                ----------   --------------
FOREIGN STOCK -- 0.7%
GERMANY
  Bayerische Motoren Werke AG
    (Cost $8,241,659)              202,515   $    9,387,520
                                             --------------
SHORT-TERM INVESTMENTS -- 6.9%
  AB Funds Trust -- Money
    Market Fund (Retirement
    Class)(inf)                 53,389,394       53,389,394
  Northern Institutional
    Liquid Assets Portfolio
    sec.                        42,718,010       42,718,010
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $96,107,404)                             96,107,404
                                             --------------
                                   PAR
                                ----------
U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bill
    0.90%, 01/22/04++++
    (Cost $3,803,019)           $3,805,000        3,803,131
                                             --------------
                                  SHARES
                                ----------
WARRANTS -- 0.0%
TECHNOLOGY
  Orbital Sciences
    Corporation, Strike Price
    $4.82, 8/31/04*
    (Cost $0)                          328            2,447
                                             --------------
TOTAL INVESTMENTS -- 103.2%
  (Cost $1,281,895,529)                       1,426,509,137
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (3.2%)%                             (43,639,504)
                                             --------------
NET ASSETS -- 100.0%                         $1,382,869,633
                                             ==============

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND

Small-cap stocks continued to outperform large-cap stocks during the fourth quarter as the Russell 2000(R) Index returned 14.52%, while its large-cap counterpart, the Russell 1000(R) Index, returned 12.26%. For the year, the Russell 2000(R) Index gained a record high 47.25%, while the Russell 1000(R) Index increased 29.89%. Value stocks outpaced growth stocks in the small capitalization tier during the quarter as the Russell 2000(R) Value Index outperformed the Russell 2000(R) Growth Index by 3.69%. All sectors within the Russell 2000(R) Index delivered strong returns for the quarter.

The fund is comprised of domestic, small-cap stocks with both value and growth style orientations.(1) The fund outperformed its benchmark, the Russell 2000(R) Index, during the fourth quarter. Security selection within the technology, healthcare and financial services sectors benefited benchmark-relative performance. At the sub-adviser level, HighRock delivered the strongest absolute and benchmark-relative returns and was rewarded for its security selection in the technology sector. High Rock also benefited from its overweight exposure and security selection in the materials and processing sector.

---------------
(1) Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

                         Not Part of the Annual Report

SMALL CAP EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                                                                               RUSSELL 2000(R)
                                           RETIREMENT CLASS*     INSTITUTIONAL CLASS*     RETAIL CLASS*            INDEX**
                                           -----------------     --------------------     -------------        ---------------
  One Year                                       46.24%                 46.38%                45.72%               47.25%
  Since Inception (8/27/01 -- 12/31/03)           6.01%                  6.21%                 5.78%                7.92%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                      RETIREMENT CLASS               RUSSELL 2000(R) INDEX**
                                                                      ----------------               -----------------------
08/27/01                                                                   10000                              10000
08/31/01                                                                    9770                               9748
09/30/01                                                                    8317                               8436
10/31/01                                                                    8845                               8929
11/30/01                                                                    9541                               9621
12/31/01                                                                   10084                              10214
01/31/02                                                                   10000                              10108
02/28/02                                                                    9656                               9831
03/31/02                                                                   10543                              10621
04/30/02                                                                   10497                              10718
05/31/02                                                                   10122                              10242
06/30/02                                                                    9587                               9734
07/31/02                                                                    8125                               8264
08/31/02                                                                    8148                               8243
09/30/02                                                                    7445                               7651
10/31/02                                                                    7682                               7896
11/30/02                                                                    8363                               8601
12/31/02                                                                    7842                               8122
01/31/03                                                                    7636                               7897
02/28/03                                                                    7429                               7659
03/31/03                                                                    7506                               7757
04/30/03                                                                    8233                               8493
05/31/03                                                                    9021                               9404
06/30/03                                                                    9220                               9574
07/30/03                                                                    9663                              10173
08/31/03                                                                   10168                              10640
09/30/03                                                                    9923                              10443
10/31/03                                                                   10773                              11320
11/30/03                                                                   11125                              11722
12/31/03                                                                   11469                              11960

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000(R) Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Russell 2000(R) Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                 SHARES          VALUE
-----------------               -----------   -------------
COMMON STOCK -- 95.3%
AUTO & TRANSPORTATION -- 5.2%
  AAR Corporation                     2,500   $      37,375
  Aftermarket Technology              1,300          17,836
    Corporation*
  Airtran Holdings, Inc.*            26,800         318,920
  Alaska Air Group, Inc.*             2,100          57,309
  Alexander & Baldwin, Inc.           3,700         124,653
  America West Holdings                 900          11,160
    Corporation Class B*
  American Axle &                    14,000         565,880
    Manufacturing Holdings,
    Inc.*
  AMR Corporation*                    5,000          64,750
  Arctic Cat, Inc.                    1,100          27,170
  Arkansas Best Corporation           2,000          62,780
  ArvinMeritor, Inc.                 19,600         472,752
  Atlantic Coast Airlines            39,500         391,050
    Holdings, Inc.*
  Autoliv, Inc.                      29,700       1,118,205
  Aviall, Inc.*                       2,800          43,428
  Bandag, Inc.                        1,000          41,200
  BorgWarner, Inc.                    6,600         561,462
  Central Freight Lines, Inc.*       46,800         830,700
  CNF, Inc.                          11,600         393,240
  Coachmen Industries, Inc.           1,300          23,543
  Collins & Aikman                    2,800          12,124
    Corporation*
  Continental Airlines, Inc.          5,900          95,993
    Class B*
  Cooper Tire & Rubber Co.            5,900         126,142
  Covenant Transport, Inc.              100           1,901
    Class A*
  Dura Automotive Systems,           27,700         353,729
    Inc. Class A*
  EGL, Inc.*                            200           3,512
  ExpressJet Holdings, Inc.*         51,700         775,500
  Fleetwood Enterprises, Inc.*       60,900         624,834
  Florida East Coast                  1,300          43,030
    Industries, Inc.
  Frontier Airlines, Inc.*           27,700         395,002
  General Maritime                   50,600         890,560
    Corporation*
  Genesee & Wyoming, Inc.               600          18,900
    Class A*
  Gentex Corporation                 17,300         763,968
  Goodyear Tire & Rubber Co.         13,600         106,896
    (The)
  Greenbrier Cos., Inc.*                500           8,375
  Gulfmark Offshore, Inc.*           25,200         352,800
  Heartland Express, Inc.               300           7,257
  Hunt (J.B.) Transport              12,900         348,429
    Services, Inc.*
  Kansas City Southern*              14,600         209,072
  Kirby Corporation*                  1,400          48,832
  Laidlaw International, Inc.*       85,200       1,178,316
  Lear Corporation*                  15,800         969,014
  MAIR Holdings, Inc.*                  900           6,552

                                  SHARES          VALUE
                                -----------   -------------
  Marine Products Corporation*       10,500   $     197,400
  Maritrans, Inc.                       300           5,013
  Modine Manufacturing Co.           31,500         849,870
  Monaco Coach Corporation*           2,300          54,740
  Northwest Airlines                  5,500          69,410
    Corporation*
  Offshore Logistics, Inc.*          13,600         333,472
  Old Dominion Freight Line,         10,150         345,912
    Inc.*
  OMI Corporation*                  106,200         948,366
  Oshkosh Truck Corporation             300          15,309
  Overseas Shipholding Group,         1,400          47,670
    Inc.
  P.A.M. Transportation              19,500         415,935
    Services, Inc.*
  Pacer International, Inc.*         27,900         564,138
  Petroleum Helicopters, Inc.*          300           7,350
  Quality Distribution, Inc.*        31,800         621,690
  RailAmerica, Inc.*                  2,700          31,860
  Raytech Corporation*                  500           1,660
  Sauer-Danfoss, Inc.                   900          14,580
  SCS Transportation, Inc.*           1,050          18,459
  Seabulk International, Inc.*        1,100           8,932
  Skywest, Inc.                      16,100         291,732
  Standard Motor Products,              300           3,645
    Inc.
  Stoneridge, Inc.*                     400           6,020
  Strattec Security                     100           6,091
    Corporation*
  Superior Industries                 1,100          47,872
    International, Inc.
  TBC Corporation*                    1,500          38,715
  Teekay Shipping Corporation        14,800         844,044
  Tenneco Automotive, Inc.*           3,800          25,422
  Tower Automotive, Inc.*             5,100          34,833
  U.S. Xpress Enterprises,              500           6,125
    Inc. Class A*
  USF Corporation                     2,400          82,056
  UTI Worldwide, Inc.                18,100         686,533
  Visteon Corporation                11,800         122,838
  Wabtec Corporation                 41,000         698,640
  Yellow Roadway Corporation*        30,296       1,095,806
                                              -------------
                                                 21,046,289
                                              -------------
CONSUMER DISCRETIONARY --20.0%
  1-800-FLOWERS.COM, Inc.            20,900         231,154
    Class A*
  4Kids Entertainment, Inc.*          1,000          26,020
  Aaron Rents, Inc.                  59,350       1,194,716
  ABM Industries, Inc.               39,700         691,177
  Action Performance                 26,400         517,440
    Companies, Inc.
  Activision, Inc.*                   6,200         112,840
  Advance Auto Parts, Inc.*          13,600       1,107,040
  Advanced Marketing Services,          900          10,260
    Inc.
  Advisory Board Co. (The)*          15,500         541,105
  Advo, Inc.                         26,450         840,052
  Aeropostale, Inc.*                 14,200         389,364

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Alderwoods Group, Inc.*             3,300   $      31,086
  Alloy, Inc.*                       75,800         394,918
  Ambassadors International,            500           6,250
    Inc.
  AMC Entertainment, Inc.*           74,400       1,131,624
  American Eagle Outfitters,         83,900       1,375,960
    Inc.*
  American Greetings                  5,600         122,472
    Corporation Class A*
  American Woodmark                     200          11,010
    Corporation
  AMN Healthcare Services,           37,400         641,784
    Inc.*
  Angelica Corporation                  800          17,600
  AnnTaylor Stores                    3,500         136,500
    Corporation*
  Applica, Inc.                       1,700          12,920
  Arbitron, Inc.*                    26,100       1,088,892
  Asbury Automotive Group,            1,100          19,701
    Inc.*
  Ask Jeeves, Inc.*                   8,300         150,396
  Atari, Inc.*                          200             840
  Bally Total Fitness Holding         2,800          19,600
    Corporation*
  Banta Corporation                   3,800         153,900
  Barnes & Noble, Inc.*              23,400         768,690
  Bassett Furniture                     900          14,850
    Industries, Inc.
  Beasley Broadcasting Group,        10,900         179,087
    Inc. Class A*
  Big 5 Sporting Goods                  100           2,095
    Corporation*
  Big Lots, Inc.*                    42,400         602,504
  BJ's Wholesale Club, Inc.*         53,200       1,221,472
  Black & Decker Corporation         10,600         522,792
  Blair Corporation                     600          14,604
  Bob Evans Farms, Inc.               3,200         103,872
  Boca Resorts, Inc. Class A*         2,200          32,912
  Bombay Co., Inc. (The)*            18,800         153,032
  Borders Group, Inc.                23,300         510,736
  Bowne & Co., Inc.                   1,400          18,984
  Boyds Collection, Ltd.*             1,300           5,525
  Brink's Co. (The)                  11,000         248,710
  Brookstone, Inc.*                     850          18,114
  Brown Shoe Co., Inc.               21,000         796,530
  Buckle, Inc. (The)*                29,400         651,210
  Burlington Coat Factory            11,200         236,992
    Warehouse Corporation
  Callaway Golf Co.                  73,500       1,238,475
  Casella Waste Systems, Inc.         1,000          13,690
    Class A*
  Catalina Marketing                 21,100         425,376
    Corporation*
  Cato Corporation Class A            1,500          30,750
  CBRL Group, Inc.                    8,800         336,688
  CDI Corporation                       800          26,200
  CEC Entertainment, Inc.*           15,400         729,806

                                  SHARES          VALUE
                                -----------   -------------
  Central European                       40   $       1,264
    Distribution Corporation*
  Central Garden & Pet Co.*           1,400          39,242
  Central Parking Corporation         1,600          23,888
  Century Business Services,        104,100         465,327
    Inc.*
  Charlotte Russe Holding,              300           4,158
    Inc.*
  Charming Shoppes, Inc.*             9,200          49,680
  Charter Communications, Inc.       23,400          94,068
    Class A*
  Children's Place Retail               100           2,673
    Stores, Inc.*
  Choice Hotels International,       12,900         454,725
    Inc.
  Claire's Stores, Inc.              18,400         346,656
  Clark, Inc.*                       39,200         754,208
  CNET Networks, Inc.*               15,600         106,392
  Coinstar, Inc.*                    33,400         603,204
  Cole National Corporation*            500          10,000
  Concord Camera Corporation*           900           8,325
  Consolidated Graphics, Inc.*        1,000          31,580
  Convergys Corporation*             39,000         680,940
  Copart, Inc.*                       6,100         100,650
  Corinthian Colleges, Inc.*         19,100       1,061,196
  Cornell Cos., Inc.*                 1,100          15,015
  Corporate Executive Board          39,400       1,838,798
    Co.*
  Corrections Corporation of         34,400         991,752
    America*
  Cost Plus, Inc.*                   10,600         434,600
  CoStar Group, Inc.*                10,250         427,220
  Courier Corporation                   150           5,771
  Cross Country Healthcare,          13,300         198,436
    Inc.*
  Crown Media Holdings, Inc.          1,100           9,097
    Class A*
  CSK Auto Corporation*               1,000          18,770
  CSS Industries, Inc.                  400          12,404
  Cumulus Media, Inc. Class A*       15,100         332,200
  Dave & Buster's, Inc.*              1,000          12,680
  Deb Shops, Inc.                       300           6,450
  Department 56, Inc.*                1,100          14,410
  Dillard's, Inc. Class A             5,600          92,176
  Dollar Thrifty Automotive           9,000         233,460
    Group, Inc.*
  Dorel Industries, Inc. Class       26,900         720,382
    B*
  DoubleClick, Inc.*                 29,900         305,578
  Dover Motorsports, Inc.             1,300           4,550
  Dress Barn, Inc.*                  43,700         655,063
  EarthLink, Inc.*                    1,400          14,000
  Education Management               80,600       2,501,823
    Corporation*
  Elizabeth Arden, Inc.*              1,200          23,904
  Emerson Radio Corporation*            500           1,880
  Emmis Communications                  700          18,935
    Corporation Class A*

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Entercom Communications            12,700   $     672,592
    Corporation*
  Extended Stay America, Inc.*        6,400          92,672
  Finish Line, Inc. (The)            16,400         491,508
    Class A*
  Finlay Enterprises, Inc.*             600           8,478
  First Consulting Group,            39,200         220,696
    Inc.*
  Fisher Communications, Inc.*          200          10,200
  Forrester Research, Inc.*             100           1,787
  Fred's, Inc.                        9,450         292,761
  Friedman's, Inc. Class A            1,800          12,078
  FTI Consulting, Inc.*              18,500         432,345
  Furniture Brands                    6,700         196,511
    International, Inc.*
  G & K Services, Inc. Class A        1,500          55,125
  Galyan's Trading Co., Inc.*           300           3,612
  GameStop Corporation*                 900          13,869
  Gaylord Entertainment Co.*          1,100          32,835
  Genesco, Inc.*                     77,900       1,178,627
  Getty Images, Inc.*                36,800       1,844,784
  Global Imaging Systems,             3,200         101,600
    Inc.*
  Goody's Family Clothing,            1,700          15,912
    Inc.
  Gray Television, Inc.               3,200          48,384
  Group 1 Automotive, Inc.*           1,100          39,809
  Guess?, Inc.*                         700           8,449
  Guitar Center, Inc.*                6,700         218,286
  Hampshire Group, Ltd.*                200           6,274
  Handleman Co.                      37,700         773,981
  Haverty Furniture Cos., Inc.        1,400          27,804
  Hiedrick & Struggles                  800          17,440
    International, Inc.*
  Hollywood Entertainment            64,200         882,750
    Corporation*
  Hooker Furniture Corporation          300          12,240
  Hot Topic, Inc.*                   22,200         654,012
  Hudson Highland Group, Inc.*          300           7,155
  IHOP Corporation                    1,700          65,416
  Information Holdings, Inc.*        11,200         247,520
  Infospace, Inc.*                      900          20,745
  Insight Communications Co.,         4,000          41,240
    Inc.*
  Insight Enterprises, Inc.*         27,500         517,000
  Insurance Auto Auctions,              700           9,135
    Inc.*
  Integrated Alarm Services          54,800         465,800
    Group, Inc.*
  Inter Parfums, Inc.                   100           2,259
  Intertan, Inc.*                     1,700          17,204
  Jack in the Box, Inc.*              3,100          66,216
  Jakks Pacific, Inc.*                2,200          28,952
  Jarden Corporation*                   550          15,037
  Jo-Ann Stores, Inc.*                1,495          30,498
  Journal Communications, Inc.       28,100         520,693
    Class A
  Journal Register Co.*               2,800          57,960
  K-Swiss, Inc. Class A              22,000         529,320
  K2, Inc.*                           2,600          39,546

                                  SHARES          VALUE
                                -----------   -------------
  Kellwood Co.                        2,400   $      98,400
  Kelly Services, Inc. Class A          500          14,270
  Kirkland's, Inc.*                  16,700         294,922
  Korn/Ferry International*          39,700         529,598
  La-Z-Boy, Inc.                     51,100       1,072,078
  Landry's Restaurants, Inc.          2,000          51,440
  Lawson Products, Inc.                 400          13,272
  Libbey, Inc.                          500          14,240
  Liberty Corporation                26,600       1,202,054
  Lightbridge, Inc.*                    600           5,460
  Lin TV Corporation Class A*        78,300       2,020,923
  Linens 'N Things, Inc.*             3,100          93,248
  Lithia Motors, Inc. Class A*          600          15,126
  Lodgenet Entertainment             51,200         935,936
    Corporation*
  Lone Star Steakhouse &              1,400          32,452
    Saloon, Inc.
  Mail-Well, Inc.*                    1,300           5,993
  Marcus Corporation                  1,700          27,880
  MarineMax, Inc.*                      700          13,601
  Marketwatch.Com, Inc.*                100             861
  Martha Stewart Living                 400           3,940
    Omnimedia, Inc.*
  Marvel Enterprises, Inc.*          20,600         599,666
  MAXIMUS, Inc.*                     23,700         927,381
  Maxwell Shoe Co., Inc. Class        1,200          20,364
    A*
  Medical Staffing Network           38,300         419,385
    Holdings, Inc.*
  Memberworks, Inc.*                    600          16,302
  Men's Warehouse, Inc.*              2,800          70,028
  Metro One                           1,700           4,420
    Telecommunications, Inc.*
  Midas, Inc.*                        1,300          18,590
  Midway Games, Inc.*                 1,700           6,596
  Monro Muffler Brake, Inc.*            550          11,006
  Movado Group, Inc.                    700          19,761
  Movie Gallery, Inc.                32,800         612,704
  MPS Group, Inc.*                    8,500          79,475
  MSC Industrial Direct Co.,         18,900         519,750
    Inc. Class A*
  National Presto Industries,           400          14,460
    Inc.
  Nautilus Group, Inc.               34,700         487,535
  Navigant Consulting, Inc.*         30,600         577,116
  Navigant International,            20,000         277,000
    Inc.*
  Neoforma, Inc.*                       200           2,128
  Netopia, Inc.*                     27,000         393,660
  NetRatings, Inc.*                     500           5,715
  Nexstar Broadcasting Group,        57,300         785,583
    Inc. Class A*
  NIC, Inc.*                            600           4,818
  Nu Skin Enterprises, Inc.           1,600          27,344
    Class A
  O'Charley's, Inc.*                    500           8,975
  Oneida, Ltd.                        1,300           7,657
  Oshkosh B'gosh, Inc.                  200           4,292

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Oxford Industries, Inc.             1,100   $      37,268
  Panera Bread Co. Class A*           8,200         324,146
  Pantry, Inc.*                         500          11,350
  Papa John's International,         16,900         564,122
    Inc.*
  Paxson Communications                 900           3,465
    Corporation*
  Payless ShoeSource, Inc.*           6,100          81,740
  PC Connection, Inc.*                  400           3,348
  PDI, Inc.*                            300           8,043
  Pegasus Communications                200           5,616
    Corportion*
  Pegasus Solutions, Inc.*              300           3,141
  Pep Boys-Manny, Moe & Jack          4,300          98,341
  Perry Ellis International,            300           7,734
    Inc.*
  PF Chang's China Bistro,            4,300         218,784
    Inc.*
  Phillips-Van Heusen                 2,200          39,028
    Corporation
  Playtex Products, Inc.*            45,500         351,715
  Prime Hospitality                   3,300          33,660
    Corporation*
  Primedia, Inc.*                    13,300          37,639
  Pulitzer, Inc.                        400          21,600
  Quicksilver, Inc.*                 72,000       1,276,560
  R.H. Donnelley Corporation*         1,800          71,712
  Radio One, Inc.*                   27,700         541,535
  Radio One, Inc. Class D*           35,000         675,500
  Raindance Communications,           1,000           2,750
    Inc.*
  Rare Hospitality                    8,850         216,294
    International, Inc.*
  RC2 Corporation*                      800          16,600
  Red Robin Gourmet Burgers,          9,500         289,180
    Inc.*
  Regent Communications, Inc.*        1,100           6,985
  Register.com, Inc.*                   700           3,675
  Rent-A-Center, Inc.*               45,050       1,346,094
  Rent-Way, Inc.*                     1,900          15,561
  Resources Connection, Inc.*        29,300         800,183
  Restoration Hardware, Inc.*         1,700           8,075
  Revlon, Inc. Class A*                 900           2,016
  Rex Stores Corporation*               600           8,496
  Right Management                      350           6,531
    Consultants, Inc.*
  Roto-Rooter, Inc.                     800          36,880
  Russ Berrie & Co., Inc.               800          27,120
  Russell Corporation                30,700         539,092
  Ryan's Family Steak Houses,         3,800          57,532
    Inc.*
  Saga Communications, Inc.          44,600         826,438
    Class A*
  Schawk, Inc.                          400           5,452
  School Specialty, Inc.*             1,300          44,213
  SCP Pool Corporation*              51,750       1,691,190
  Shoe Carnival, Inc.*                  300           5,340
  ShopKo Stores, Inc.*               51,800         789,950
  Sina Corporation*                  14,400         486,000

                                  SHARES          VALUE
                                -----------   -------------
  Sinclair Broadcast Group,          18,800   $     280,496
    Inc. Class A*
  Six Flags, Inc.*                   23,600         177,472
  Skechers USA, Inc. Class A*         1,300          10,595
  Sohu.Com, Inc.*                     4,700         141,047
  Sonic Automotive, Inc.              2,100          48,132
  SOURCECORP, Inc.*                   1,400          35,882
  Spanish Broadcasting               32,800         344,400
    Systems, Inc. Class A*
  Speedway Motorsports, Inc.            300           8,676
  Spherion Corporation*               5,400          52,866
  Sports Authority, Inc.              1,077          41,357
    (The)*
  Stage Stores, Inc.*                15,700         438,030
  Stamps.com, Inc.*                   3,300          20,460
  Stanley Furniture Co., Inc.         8,600         270,900
  Steak n Shake Co. (The)*            1,100          19,635
  Stein Mart, Inc.*                   1,700          14,008
  Steinway Musical Intruments,          400           9,880
    Inc.*
  Steven Madden, Ltd.*                  800          16,320
  Stewart Enterprises, Inc.           8,700          49,416
    Class A*
  Strayer Education, Inc.             5,500         598,565
  Stride Rite Corporation            36,200         411,956
  Sturm Ruger & Co., Inc.               500           5,685
  Systemax, Inc.*                       800           5,328
  Tech Data Corporation*             13,200         523,908
  Teletech Holdings, Inc.*            1,800          20,340
  Thomas Nelson, Inc.                   200           3,866
  THQ, Inc.*                          2,800          47,348
  Tommy Hilfiger Corporation*        55,400         820,474
  Topps Co. (The)                    23,400         240,084
  Toro Co.                              600          27,840
  Tractor Supply Co.*                12,500         486,125
  Trans World Entertainment             600           4,272
    Corporation*
  Triarc Cos., Inc. Class B           1,800          19,404
  Tuesday Morning Corporation*       14,600         441,650
  Tupperware Corporation             31,700         549,678
  Tweeter Home Entertainment          1,700          16,065
    Group, Inc.*
  Ultimate Electronics, Inc.*           400           3,052
  UniFirst Corporation                  800          18,968
  United Auto Group, Inc.             1,300          40,690
  United Natural Foods, Inc.*        24,100         865,431
  United Online, Inc.*               18,000         302,220
  United Stationers, Inc.*            2,100          85,932
  Universal Electronics, Inc.*          100           1,274
  Urban Outfitters, Inc.*             5,900         218,595
  Vail Resorts, Inc.*                 1,700          28,900
  Valueclick, Inc.*                   5,500          49,940
  Vans, Inc.*                         1,400          15,974
  Volt Information Sciences,            700          15,820
    Inc.*
  Wackenhut Corrections              29,600         674,880
    Corporation*

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Warnaco Group, Inc. (The)*          2,400   $      38,280
  Waste Connections, Inc.*              100           3,777
  Watson Wyatt & Co. Holdings*          300           7,245
  WESCO International, Inc.*         38,000         336,300
  West Corporation*                  39,400         915,262
  West Marine, Inc.*                    400          11,124
  Wet Seal, Inc. Class A*            77,900         770,431
  Whitehall Jewellers, Inc.*            600           5,922
  Wilsons The Leather Experts,        1,500           5,235
    Inc.*
  Wireless Facilities, Inc.*         17,800         264,508
  Wolverine World Wide, Inc.          1,900          38,722
  World Fuel Services                   200           6,790
    Corporation
  World Wrestling Federation          1,000          13,100
    Entertainment, Inc.
  Young Broadcasting, Inc.           12,500         250,500
    Class A*
  Zale Corporation*                  19,500       1,037,400
                                              -------------
                                                 80,900,495
                                              -------------
CONSUMER STAPLES -- 1.9%
  7-Eleven, Inc.*                    24,000         385,200
  American Italian Pasta Co.         20,000         838,000
    Class A*
  Arden Group, Inc. Class A              50           3,875
  Casey's General Stores, Inc.        4,000          70,640
  Chiquita Brands                    39,800         896,694
    International, Inc.*
  Coca-Cola Bottling Co.                100           5,349
  Duane Reade, Inc.*                  1,100          18,612
  Farmer Brothers Co.                   100          31,125
  Flowers Foods, Inc.                 2,850          73,530
  Fresh Del Monte Produce,           14,400         343,152
    Inc.
  Great Atlantic & Pacific Tea          500           4,200
    Co., Inc.*
  Hain Celestial Group, Inc.*         1,800          41,778
  Ingles Markets, Inc. Class A          800           8,216
  International Multifoods            1,600          28,800
    Corporation*
  Interstate Bakeries                 4,000          56,920
    Corporation
  J & J Snack Foods                     600          22,656
    Corporation*
  John B. Sanfillippo & Son*            500          25,520
  Lance, Inc.                         2,200          33,066
  Long's Drug Stores                  2,700          66,798
    Corporation
  M & F Worldwide Corporation*          900          12,024
  Nash Finch Co.                        800          17,872
  National Beverage                  13,100         213,530
    Corporation*
  Nature's Sunshine Products,           800           6,760
    Inc.
  NBTY, Inc.*                        13,700         367,982
  Omega Protein Corporation*            500           3,860
  Pathmark Stores, Inc.*             40,000         304,000
  Peet's Coffee & Tea, Inc.*          7,400         128,834
  Pilgrim's Pride Corporation         2,200          35,926

                                  SHARES          VALUE
                                -----------   -------------
  Ralcorp Holdings, Inc.*            21,500   $     674,240
  Riviana Foods, Inc.                   400          10,956
  Ruddick Corporation                46,000         823,400
  Sanderson Farms, Inc.                 100           4,030
  Seaboard Corporation                   30           8,460
  Sensient Technologies               3,100          61,287
    Corporation
  Smart & Final, Inc.*                1,100          11,088
  SunOpta, Inc.*                     22,200         204,906
  Supervalu, Inc.                    39,400       1,126,446
  Weis Markets, Inc.                  1,000          36,300
  Wild Oats Markets, Inc.*           25,100         324,543
  Winn-Dixie Stores, Inc.            20,900         207,955
                                              -------------
                                                  7,538,530
                                              -------------
FINANCIAL SERVICES -- 18.1%
  1st Source Corporation              1,100          23,661
  21st Century Insurance Group          800          11,000
  ABC Bancorp                           900          14,373
  Acadia Realty Trust REIT            1,400          17,500
  Accredited Home Lenders               300           9,180
    Holding Co.*
  Advanta Corporation                 7,700         100,023
  Advanta Corporation Class B         1,800          22,896
  Advent Software, Inc.*                800          13,944
  Affiliated Managers Group,          5,500         382,745
    Inc.*
  AG Edwards, Inc                    25,700         931,111
  Alabama National Bancorp              400          21,020
  Alexandria Real Estate              1,400          81,060
    Equities, Inc. REIT
  Alfa Corporation                    2,700          34,722
  Allegiant Bancorp, Inc.             1,200          33,660
  Alliance Data Systems              94,500       2,615,759
    Corporation*
  Allmerica Financial                 4,800         147,696
    Corporation*
  Amcore Financial, Inc.              2,200          59,444
  American Home Mortgage                792          17,828
    Investment Corporation
  American Land Lease, Inc.             500           9,975
    REIT
  American Mortgage Acceptance          700          11,410
    Co.
  American National                     400          10,592
    Bankshares, Inc.
  American Physicians Capital,          800          14,720
    Inc.*
  AmericanWest Bancorporation*          800          18,240
  AmerUs Group Co.                   23,900         835,783
  AMLI Residential Properties         1,500          40,200
    Trust REIT
  Anchor Bancorp, Inc.                1,800          44,820
  Anthracite Capital, Inc.            4,300          47,601
    REIT
  Anworth Mortgage Asset              3,500          48,755
    Corporation REIT
  Arch Capital Group, Ltd.*          15,800         629,788

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Argonaut Group, Inc.               21,200   $     329,448
  Associated Banc-Corp               17,100         729,315
  Associated Estates Realty           1,500          10,965
    REIT
  Astoria Financial                  34,800       1,294,559
    Corporation
  Baldwin & Lyons, Inc. Class           725          20,344
    B
  Bancfirst Corporation                 300          17,611
  Bancorpsouth, Inc.                 34,300         813,596
  Banctrust Financial Group,            600           9,612
    Inc.
  Bank Mutual Corporation             2,568          29,250
  Bank of Granite Corporation         1,200          26,136
  Bank of Hawaii Corporation         27,800       1,173,160
  Bank of the Ozarks, Inc.            6,900         155,319
  BankAtlantic Bancorp, Inc.          3,800          72,200
    Class A
  BankUnited Financial               13,500         348,165
    Corporation Class A*
  Banner Corporation                    900          22,635
  Barra, Inc.*                        9,000         319,410
  Bay View Capital Corporation        2,000           4,280
  Bedford Property Investors,         1,200          34,356
    Inc. REIT
  Berkshire Hills Bancorp,              500          18,100
    Inc.
  BISYS Group, Inc. (The)*           54,400         809,472
  Boston Private Financial           16,400         407,376
    Holdings, Inc.
  Boykin Lodging Co., Inc.            1,600          14,640
    REIT
  Brandywine Realty Trust REIT        2,500          66,925
  Brookfield Properties              13,200         378,840
    Corporation
  Brookline Bancorp, Inc.             5,200          79,768
  BRT Realty Trust REIT                 300           8,655
  Bryn Mawr Bank Corporation            300           7,347
  BSB Bancorp, Inc.                     700          27,650
  C&F Financial Corporation             200           7,940
  Camco Financial Corporation           700          12,131
  Camden National Corporation           700          21,252
  Capital Automotive REIT             2,200          70,400
  Capital Bancorp, Ltd.                 400          11,360
  Capital City Bank Group,              550          25,295
    Inc.
  Capital Corporation of the            400          15,856
    West*
  Capstead Mortgage                     900          15,102
    Corporation REIT
  Cash America International,         2,500          52,950
    Inc.
  Cathay General Bancorp, Inc.          646          35,969
  CB Bancshares, Inc.                   430          26,918
  CCBT Financial Cos., Inc.             800          27,960
  CCC Information Services              300           5,070
    Group*
  Center Bancorp, Inc.                  400           7,864
  Center Financial Corporation          300           8,175
  Central Coast Bancorp*                700          12,698
  Central Pacific Financial             600          18,024
    Corporation

                                  SHARES          VALUE
                                -----------   -------------
  Century Bancorp, Inc. Class           300   $      10,638
    A*
  Certegy, Inc.*                     13,900         455,920
  CFS Bancorp, Inc.                     900          13,356
  CharterMac                          2,100          44,373
  Chemical Financial                  2,180          79,330
    Corporation
  Chittenden Corporation              3,055         102,770
  Citizens Banking Corporation        3,900         127,608
  Citizens First Bancorp, Inc.          800          18,240
  Citizens South Banking                800          11,160
    Corporation
  City Bank Lynwood                     700          22,750
  City Holdings Co.                     600          21,000
  City National Corporation          17,700       1,099,524
  CNA Surety Corporation*             1,400          13,314
  Coastal Bancorp, Inc.                 400          16,444
  Coastal Financial                     220           3,881
    Corporation
  Colonial Bancgroup, Inc.           67,800       1,174,296
  Colonial Properties Trust           1,600          63,360
    REIT
  Columbia Bancorp                      200           6,390
  Columbia Bancorp Oregon               200           3,450
  Columbia Banking System,            1,200          25,992
    Inc.
  Commerce Group, Inc.               15,900         628,050
  Commercial Bacshares, Inc.            200           6,712
  Commercial Federal                  4,000         106,840
    Corporation
  Commercial Net Lease Realty,        4,000          71,200
    Inc. REIT
  Community Bank System, Inc.         1,000          49,000
  Community Banks, Inc.                 510          20,048
  Community First Bankshares,         1,300          37,622
    Inc.
  Community Trust Bancorp,            1,189          35,908
    Inc.
  CompuCredit Corporation*              500          10,640
  Connecticut Bancshares, Inc.          800          41,232
  Cornerstone Realty Income           5,200          45,552
    Trust, Inc. REIT
  Corporate Office Properties         2,600          54,600
    Trust REIT
  Correctional Properties               900          25,920
    Trust REIT
  Corus Bankshares, Inc.              1,400          44,184
  Crawford & Co. Class B                900           6,354
  Credit Acceptance                     800          12,240
    Corporation*
  CRIIMI MAE, Inc. REIT*              1,100          11,473
  CVB Financial Corporation          32,918         634,979
  Delphi Financial Group, Inc.       13,200         475,200
    Class A
  Deluxe Corporation                 28,600       1,182,038
  Digital Insight Corporation*       15,250         379,725
  Direct General Corporation         11,400         377,340
  Donegal Group, Inc. Class A           300           6,606
  Doral Financial Corporation        26,550         857,034
  Downey Financial Corporation       10,300         507,790
  E*TRADE Financial                  41,900         530,035
    Corporation*

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Eastern Virginia Bankshares           300   $       8,649
  Eastgroup Properties REIT           1,600          51,808
  eFunds Corporation*                11,500         199,525
  Electro Rent Corporation*          48,300         644,322
  EMC Insurance Group, Inc.             200           4,228
  Enstar Group, Inc.*                   100           4,705
  Entertainment Properties            1,800          62,478
    Trust REIT
  Equity Inns, Inc. REIT              3,700          33,485
  Equity One, Inc. REIT               2,640          44,563
  ESB Financial Corporation             600           9,834
  Essex Property Trust, Inc.          1,000          64,220
    REIT
  Evertrust Financial Group,            400          12,736
    Inc.
  Exchange National                     300          10,845
    Bancshares, Inc.
  Factset Research Systems           15,000         573,150
    Inc.
  Farmers Capital Bank                  400          13,604
    Corporation
  FBL Financial Group, Inc.           1,100          28,380
    Class A
  Federated Investors, Inc.          11,000         322,960
    Class B
  FelCor Lodging Trust, Inc.          4,400          48,752
    REIT
  Fidelity Bankshares, Inc.           1,200          37,680
  Financial Federal                   1,200          36,660
    Corporation*
  Financial Industries                  700           9,870
    Corporation
  Financial Institutions, Inc.          800          22,584
  First Albany Cos., Inc.               500           7,020
  First American Corporation         39,100       1,164,007
  First Bancorp                         200           6,282
  First Busey Corporation               300           8,100
  First Charter Corporation           2,700          52,785
  First Citizens Banc                   100           2,840
    Corporation
  First Citizens BancShares,            600          72,918
    Inc. Class A
  First Commonwealth Financial        5,300          75,578
    Corporation
  First Community Bancorp             1,100          39,754
  First Community Bancshares,           650          21,554
    Inc.
  First Defiance Financial              400          10,660
    Corporation
  First Essex Bancorp, Inc.             500          29,070
  First Federal Capital               1,700          38,284
    Corporation
  First Finanacial Corporation        1,200          36,012
  First Financial Bancorp             2,700          43,065
  First Financial Bankshares,         1,050          43,785
    Inc.
  First Financial Holdings,             800          25,008
    Inc.
  First Indiana Corporation           1,000          18,750
  First Industrial Realty             3,600         121,500
    Trust, Inc. REIT
  First M&F Corporation                 300          11,370

                                  SHARES          VALUE
                                -----------   -------------
  First Merchants Corporation         1,686   $      43,027
  First National Corporation            720          21,607
  First Niagara Financial             6,400          95,424
    Group, Inc.
  First Oak Brook Bancshares,           550          16,506
    Inc.
  First of Long Island                  300          12,900
    Corporation (The)
  First Place Financial               1,100          21,483
    Corporation
  First Republic Bank                20,600         737,480
  First Sentinal Bancorp, Inc.        1,900          40,014
  First State Bancorporation            500          17,375
  First United Corporation              500          12,185
  Firstbank Corporation                 420          13,087
  FirstFed America Bancorp,           1,400          36,442
    Inc.
  FirstFed Financial                 18,900         822,150
    Corporation*
  Flagstar Bancorp, Inc.             38,000         813,960
  FloridaFirst Bancorp, Inc.            500          16,550
  Flushing Financial                  1,350          24,678
    Corporation
  FNB Corporation North                 300           6,354
    Carolina
  FNB Corporation Virginia              700          20,790
  Foothill Independent Bancorp          300           7,098
  Fremont General Corporation        55,700         941,887
  Frontier Financial                    600          19,896
    Corporation
  GA Financial, Inc.                    400          13,892
  Gabelli Asset Management,             200           7,960
    Inc. Class A
  Gables Residential Trust            2,500          86,850
    REIT
  GATX Corporation                    3,800         106,324
  GB&T Bancshares, Inc.                 100           2,363
  Getty Realty Corporation              700          18,305
    REIT
  Glacier Bancorp, Inc.               1,140          36,936
  Glenborough Realty Trust,           1,600          31,920
    Inc. REIT
  Glimcher Realty Trust REIT          1,400          31,332
  Global Payments, Inc.              25,700       1,210,984
  Gold Banc Corporation, Inc.         3,200          44,992
  Great American Financial              600           9,732
    Resources, Inc.
  Great Lakes REIT                    1,300          20,410
  Great Southern Bancorp, Inc.          300          13,911
  Greater Bay Bancorp                 4,700         133,856
  Greater Community Bancorp             305           5,176
  Hancock Holding Co.                 1,200          65,484
  Hanmi Financial Corporation           800          15,816
  Harbor Florida Bancshares,            700          20,797
    Inc.
  Harleysville Group, Inc.            2,700          53,703
  Hawthorne Financial                   900          25,182
    Corporation*
  HCC Insurance Holdings, Inc.       12,200         387,960
  Health Care REIT, Inc.              4,500         162,000
  HealthExtras, Inc.*                17,150         229,810
  Heartland Financial USA,              450           8,370
    Inc.

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Henry (Jack) & Associates,         38,800   $     798,504
    Inc.
  Heritage Commerce                   1,000          12,250
    Corporation*
  Heritage Property Investment        1,800          51,210
    Trust REIT
  Hibernia Corporation Class A       42,500         999,175
  Highwoods Properties, Inc.          4,800         121,920
    REIT
  Home Properties, Inc. REIT          2,800         113,092
  Homestore, Inc.*                    7,800          36,894
  Horace Mann Educators               3,500          48,895
    Corporation*
  Horizon Financial                   1,000          17,510
    Corporation
  Hudson River Bancorp, Inc.          1,400          54,642
  Humboldt Bancorp                    1,100          19,272
  Hypercom Corporation*               1,200           5,712
  IBERIABANK Corporation                500          29,500
  Impac Mortgage Holdings,            4,500          81,945
    Inc. REIT
  Independence Community Bank        23,200         834,504
    Corporation
  Independence Holding Co.              300           7,125
  Independent Bank Corporation          369          10,465
  Independent Bank Corporation          100           2,882
    MA
  IndyMac Bancorp, Inc.              34,800       1,036,692
  Infinity Property & Casualty       10,650         351,983
    Corporation
  Innkeepers USA Trust REIT           2,400          20,088
  Integra Bank Corporation            1,400          30,768
  Intercept Group, Inc.*              1,500          16,935
  Interchange Financial                 700          17,710
    Service
  Investment Technology Group,       24,400         394,060
    Inc.*
  Investors Financial Services       31,600       1,213,756
    Corporation
  Investors Real Estate Trust         3,200          31,680
    REIT
  iPayment, Inc.*                     9,700         329,800
  IPC Holdings, Ltd.                 19,700         767,118
  Irwin Financial Corporation        18,600         584,040
  ITLA Capital Corporation*             400          20,040
  Jefferies Group, Inc.              27,600         911,352
  John H. Harland Co.                13,800         376,740
  Kansas City Life Insurance            300          13,860
    Co.
  Keystone Property Trust REIT        2,000          44,180
  Kilroy Realty Corporation           2,300          75,325
    REIT
  Klamath First Bancorp, Inc.           600          15,924
  Knight Trading Group, Inc.*        53,700         786,168
  Koger Equity, Inc. REIT             1,700          35,581
  Kramont Realty Trust REIT           1,900          34,390
  La Quinta Corporation REIT*        12,500          80,125
  LaBranche & Co., Inc.               8,900         103,863
  Lakeland Bancorp, Inc.                520           8,351

                                  SHARES          VALUE
                                -----------   -------------
  Lakeland Financial                    500   $      17,660
    Corporation
  Landamerica Financial Group,       17,500         914,550
    Inc.
  LaSalle Hotel Properties            2,000          37,100
    REIT
  Leucadia National                       1              43
    Corporation
  Lexington Corporate                 3,300          66,627
    Properties Trust REIT
  Local Financial Corporation*        1,600          33,344
  LSB Bancshares, Inc.                  800          13,920
  LTC Properties, Inc. REIT           1,200          17,688
  Macatawa Bank Corporation             225           6,370
  MAF Bancorp, Inc.                   2,474         103,661
  Main Street Banks, Inc.               100           2,650
  MainSource Financial Group,           546          16,746
    Inc.
  Manufactured Home                     400          15,060
    Communities, Inc. REIT
  Markel Corporation*                 5,500       1,394,304
  MASSBANK Corporation                  300          12,780
  MB Financial, Inc.                    900          32,760
  MBT Financial Corporation             100           1,651
  MCG Capital Corporation             2,500          48,750
  McGrath RentCorp                      300           8,175
  Medallion Financial                 1,300          12,337
    Corporation
  Mercantile Bank Corporation            50           1,825
  Merchant Bancshares, Inc.             400          12,220
  MeriStar Hospitality                5,200          33,852
    Corporation REIT*
  Metris Cos., Inc.                   2,600          11,544
  MFA Mortgage Investments,           5,300          51,675
    Inc. REIT
  Mid-America Apartment               1,500          50,370
    Communities, Inc. REIT
  Mid-State Bancshares                2,100          53,424
  Midland Co.                           600          14,172
  Midwest Banc Holdings, Inc.           100           2,225
  Mission West Properties,            1,300          16,835
    Inc. REIT
  MutualFirst Financial, Inc.           400          10,136
  NASB Financial, Inc.                  100           4,191
  National Bankshares, Inc.             300          14,811
  National Health Investors,          2,000          49,760
    Inc. REIT
  National Health Realty, Inc.          600          11,820
    REIT
  National Penn Bancshares,           1,150          36,938
    Inc.
  National Processing, Inc.*            700          16,485
  National Western Life                 200          30,970
    Insurance Co. Class A*
  Nationwide Health                   5,300         103,615
    Properties, Inc. REIT
  Navigators Group, Inc.*               300           9,261
  NBC Capital Corporation               400          10,668
  NBT Bancorp, Inc.                   2,600          55,744
  NCO Group, Inc.*                   12,900         293,733

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  NDCHealth Corporation              23,400   $     599,508
  NetBank, Inc.                      58,900         786,315
  New Century Financial              23,550         934,229
    Corporation
  Newcastle Investment                2,500          67,750
    Corporation REIT
  Northern States Financial             200           5,782
    Corporation
  Northwest Bancorp, Inc.               700          14,952
  NYMAGIC, Inc.                         200           5,484
  Oak Hill Financial, Inc.              300           9,243
  OceanFirst Financial                  300           8,148
    Corporation
  Ocwen Financial Corporation*        3,500          31,010
  Odyssey Re Holdings                18,300         412,665
    Corporation
  Ohio Casualty Corporation*          5,000          86,800
  Old Republic International         16,350         414,636
    Corporation
  Omega Financial Corporation           700          26,943
  Omega Healthcare Investors,         1,400          13,062
    Inc. REIT
  Pab Bankshares, Inc.                  600           9,324
  Pacific Capital Bancorp             1,200          44,184
  Pacific Union Bank                    400          10,212
  Parkvale Financial                    400          10,740
    Corporation
  Parkway Properties, Inc.              900          37,440
    REIT
  Partners Trust Financial              600          20,400
    Group, Inc.
  Patriot Bank Corporation              600          17,166
  Penn-America Group, Inc.              800          10,616
  Pennfed Financial Services,           300          10,050
    Inc.
  Pennsylvania Real Estate              251           9,111
    Investment Trust
  Peoples Bancorp, Inc.                 940          27,739
  Peoples Holding Co.                   750          24,750
  PFF Bancorp, Inc.                   1,180          42,810
  Philadelphia Consolidated           1,100          53,713
    Holding Corporation*
  Phoenix Cos., Inc.                  8,500         102,340
  PICO Holdings, Inc.*                  600           9,402
  Platinum Underwriters               6,200         186,000
    Holdings, Ltd.
  PMA Capital Corporation             1,900           9,728
    Class A
  PMI Group, Inc. (The)              33,100       1,232,312
  Portal Software, Inc.*             63,900         430,047
  Portfolio Recovery                 17,100         454,005
    Associates, Inc.*
  Post Properties, Inc. REIT          2,900          80,968
  Prentiss Properties Trust           3,000          98,970
    REIT
  Presidential Life                   1,900          25,004
    Corporation
  PRG-Schultz International,         69,000         338,100
    Inc.*
  Price Legacy Corporation            1,700           6,477
    REIT*
  PrivateBancorp, Inc.               10,000         455,200
  ProAssurance Corporation*             300           9,645

                                  SHARES          VALUE
                                -----------   -------------
  Prosperity Bancshares, Inc.           500   $      11,260
  Provident Bankshares                2,100          61,824
    Corporation
  Provident Financial                   300          10,881
    Holdings, Inc.
  Provident Financial                 4,300          81,270
    Services, Inc.
  PS Business Parks, Inc. REIT        1,200          49,512
  Quaker City Bancorp, Inc.             200           9,310
  R&G Financial Corporation          24,300         967,140
    Class B
  RAIT Investment Trust REIT          1,900          48,640
  Ramco-Gershenson Properties         1,000          28,300
    REIT
  Raymond James Financial,           28,300       1,066,910
    Inc.
  Reckson Associates Realty           4,500         109,350
    Corporation REIT
  Redwood Trust, Inc. REIT            1,200          61,020
  RenaissanceRe Holdings, Ltd.       14,000         686,700
  Republic Bancorp, Inc.             10,189         137,450
  Republic Bancorp, Inc. Class          600          11,724
    A
  Republic Bancshares, Inc.             800          25,176
  Rewards Network, Inc.*             66,000         703,560
  Riggs National Corporation          1,400          23,142
  RLI Corporation                     1,600          59,936
  Royal Bancshares of                   406          10,353
    Pennsylvania, Inc. Class A
  Ryder System, Inc.                 24,500         836,675
  S&T Bancorp, Inc.                   1,300          38,870
  S.Y. Banc Corporation                 100           2,056
  S1 Corporation*                    34,500         277,725
  Safety Insurance Group, Inc.          900          15,399
  Sanders Morris Harris Group,        1,000          12,400
    Inc.
  Sandy Spring Bancorp, Inc.            500          18,700
  Santander Bancorp                     400           9,740
  Saul Centers, Inc. REIT             1,000          28,670
  Saxon Capital, Inc.*                2,300          48,185
  Seacoast Banking Corporation          540           9,374
    of Florida
  Seacoast Financial Services         2,400          65,784
    Corporation
  Second Bancorp, Inc.                  700          18,480
  Security Bank Corporation             200           6,300
  Selective Insurance Group,         10,800         349,488
    Inc.
  Senior Housing Properties           4,100          70,643
    Trust REIT
  Silicon Valley Bancshares*         20,500         739,435
  Simmons First National              1,300          36,270
    Corporation Class A
  Sizeler Property Investors          1,000          10,710
    REIT
  SL Green Realty Corporation         2,900         119,045
    REIT
  Sotheby's Holdings, Inc.           65,400         893,364
    Class A*

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  SoundView Technology Group,         1,480   $      22,925
    Inc.*
  South Financial Group, Inc.         5,300         147,658
  Southern Financial Bancorp,           430          18,520
    Inc.
  Southside Bancshares, Inc.            835          15,448
  Southwest Bancorp of Texas,        13,700         532,245
    Inc.
  Southwest Bancorp, Inc.             1,000          17,880
  Sovran Self Storage, Inc.           1,300          48,295
    REIT
  Stancorp Financial Group,          12,900         811,152
    Inc.
  State Auto Financial                1,200          28,068
    Corporation
  State Bancorp, Inc.                   325           7,885
  State Financial Services              500          13,280
    Corporation Class A
  Staten Island Bancorp, Inc.         4,800         108,000
  Sterling Bancorp                      375          10,688
  Sterling Bancshares, Inc.           1,200          15,996
  Sterling Financial                  1,400          38,850
    Corporation
  Sterling Financial                  1,310          44,841
    Corporation Washington
  Stewart Information Services       21,900         888,045
    Corporation*
  Summit Bancshares, Inc.               300           8,358
  Summit Properties, Inc. REIT        2,300          55,246
  Sun Bancorp, Inc.                     300           5,688
  Sun Bancorp, Inc. NJ*                 625          16,500
  Sun Communities, Inc. REIT            900          34,830
  Susquehanna Bancshares, Inc.        3,600          90,036
  SWS Group, Inc.                     1,300          23,140
  Tanger Factory Outlet Center          300          12,210
    REIT
  Taubman Centers, Inc. REIT          1,800          37,080
  Taylor Capital Group, Inc.            300           7,989
  Texas Capital Bancshares,          27,300         394,813
    Inc.*
  Texas Regional Banchshares,           300          11,100
    Inc. Class A
  TierOne Corporation*                2,000          45,920
  Tompkins Trustco, Inc.                540          24,867
  Town & Country Trust REIT           1,100          27,885
  Transcontinental Realty               200           3,346
    Investors, Inc. REIT*
  Triad Guaranty, Inc.*                 700          35,245
  Trico Bancshares                      500          15,780
  Troy Financial Corporation            600          21,000
  U.S. Restaurant Properties,         1,700          28,968
    Inc. REIT
  UCBH Holdings, Inc.                33,000       1,286,010
  UICI*                              31,800         422,304
  UMB Financial Corporation           1,500          71,310
  Umpqua Holdings Corporation           748          15,551
  Union Bankshares Corporation          600          18,300
  United Community Financial          2,700          30,807
    Corporation
  United Fire & Casualty Co.            700          28,252
  United National Bancorp             1,700          60,741

                                  SHARES          VALUE
                                -----------   -------------
  United Rentals, Inc.*              46,600   $     897,516
  United Security Bancshares            100           2,728
  Universal American Financial        2,100          20,811
    Corporation*
  Universal Health Realty               900          27,090
    Income Trust REIT
  Unizan Financial Corporation        2,000          40,500
  Urstadt Biddle Properties,          1,900          26,885
    Inc. Class A REIT
  USB Holding Co., Inc.                 940          18,227
  Ventas, Inc. REIT                   6,700         147,400
  Virginia Financial Group,             200           7,104
    Inc.
  Warwick Community Bancorp,            300          10,320
    Inc.
  Washington Real Estate              1,400          40,880
    Investment Trust REIT
  Washington Trust Bancorp,             800          20,960
    Inc.
  Wayne Bancorp, Inc.                   520          14,004
  Waypoint Financial                  2,715          58,888
    Corporation
  Webster Financial                  19,500         894,270
    Corporation
  WesBanco, Inc.                      1,600          44,304
  West Coast Bancorp                  1,400          29,876
  Westcorp                           13,300         486,115
  Westfield Financial, Inc.             400           9,504
  WFS Financial, Inc.*                  100           4,246
  Willow Grove Bancorp, Inc.            900          15,984
  Winston Hotels, Inc. REIT           2,000          20,400
  Wintrust Financial                 24,400       1,100,440
    Corporation
  WSFS Financial Corporation            500          22,425
  Yardville National Bancorp            700          18,018
  Zenith National Insurance          24,600         800,730
    Corporation
                                              -------------
                                                 73,418,964
                                              -------------
HEALTHCARE -- 10.2%
  aaiPharma, Inc.*                   11,100         278,832
  Abgenix, Inc.*                      7,400          92,204
  Able Laboratories, Inc.*           10,700         193,349
  Aclara Biosciences, Inc.*             700           2,555
  Alaris Medical Systems,            18,100         275,301
    Inc.*
  Albany Molecular Research,          2,400          36,048
    Inc.*
  Alexion Pharmaceuticals,            1,800          30,636
    Inc.*
  Alkermes, Inc.*                    12,500         168,750
  Alliance Imaging, Inc.*             1,100           4,070
  Alpharma, Inc. Class A              3,200          64,320
  America Service Group, Inc.*       10,000         309,090
  American Healthways, Inc.*         13,250         316,278
  American Medical Security             400           8,968
    Group, Inc.*
  American Pharmaceutical            32,950       1,107,120
    Partners, Inc.*
  Amerigroup Corporation*             4,800         204,720
  Andrx Corporation*                 12,900         310,116
  Angiotech Pharmaceuticals,          9,700         446,200
    Inc.*
  Aphton Corporation*                   300           1,800

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Applera                             2,300   $      31,993
    Corporation -- Celera
    Genomics Group*
  Arena Pharmaceuticals, Inc.*          500           3,100
  Arrow International, Inc.          10,500         262,290
  Atrix Laboratories, Inc.*          24,300         584,172
  Beverly Enterprises, Inc.*            700           6,013
  Bio-Rad Laboratories, Inc.         12,400         715,108
    Class A*
  Biopure Corporation*                  800           1,904
  Biosite, Inc.*                     17,800         515,310
  Bradley Pharmaceuticals,            9,800         249,214
    Inc.*
  Bruker Biosciences, Inc.*             563           2,562
  Cell Genesys, Inc.*                 3,100          40,114
  Centene Corporation*                8,500         238,085
  Cerner Corporation*                   100           3,785
  Chattem, Inc.*                     12,900         230,910
  Chronimed, Inc.*                      600           5,088
  Conmed Corporation*                 2,600          61,880
  Cubist Pharmaceuticals,             1,200          14,592
    Inc.*
  CuraGen Corporation*                1,300           9,529
  Curative Health Services,             200           2,760
    Inc.*
  D&K Healthcare Resources,             900          12,204
    Inc.
  Dade Behring Holdings, Inc.*          500          17,870
  Datascope Corporation               1,000          35,850
  DaVita, Inc.*                      65,500       2,554,499
  Decode Genetics, Inc.*              2,800          22,932
  Digene Corporation*                 8,900         356,890
  DJ Orthopedics, Inc.*                 200           5,360
  Enzon, Inc.*                       44,600         535,200
  Epix Medical, Inc.*                12,500         203,500
  First Horizon Pharmaceutical          600           6,720
    Corporation*
  Gene Logic, Inc.*                   2,800          14,532
  Genesis Healthcare                  1,100          25,058
    Corporation*
  Gentiva Health Services,              300           3,792
    Inc.*
  GTC Biotherapeutics, Inc.*            300             957
  Guilford Pharmaceuticals,           2,000          13,560
    Inc.*
  Haemonetics Corporation*              700          16,723
  Hanger Orthopedic Group,            1,900          29,583
    Inc.*
  Health Net, Inc.*                  23,500         768,450
  Healthcare Services Group,            800          15,432
    Inc.
  Hologic, Inc.*                      1,800          31,194
  Humana, Inc.*                      25,600         584,960
  Icon PLC ADR*                       5,000         218,000
  ID Biomedical Corporation*         18,100         214,666
  Immunogen, Inc.*                    3,300          16,665
  IMPAC Medical Systems, Inc.*       26,200         669,672
  Incyte Corporation*                 6,500          44,460
  Intuitive Surgical, Inc.*          15,000         256,350
  Invacare Corporation                1,300          52,481

                                  SHARES          VALUE
                                -----------   -------------
  Inverness Medical                     200   $       4,356
    Innovations, Inc.*
  Invitrogen Corporation*            13,400         938,000
  Kindred Healthcare, Inc.*           1,100          57,178
  KV Pharmaceutical Co. Class         9,787         249,569
    A*
  Landauer, Inc.                        200           8,156
  Lexicon Genetics, Inc.*             3,400          20,026
  Ligand Pharmaceuticals, Inc.       37,200         546,468
    Class B*
  Martek Biosciences                  7,900         513,263
    Corporation*
  Matria Healthcare, Inc.*              700          14,791
  Maxygen, Inc.*                      1,800          19,134
  Medarex, Inc.*                      6,600          41,118
  Medicines Co.*                     19,850         584,781
  Medicis Pharmaceutical              8,900         634,570
    Corporation Class A
  MedQuist, Inc.*                     9,900         158,994
  Meridian Diagnostics, Inc.            300           3,129
  Merit Medical Systems, Inc.*       11,600         258,216
  MIM Corporation*                      300           2,109
  Molina Healthcare, Inc.*           89,200       2,250,515
  Myogen, Inc.*                      12,200         174,460
  Nabi Biopharmaceuticals,            1,700          21,607
    Inc.*
  NeighborCare, Inc.*                 2,400          47,400
  Neose Technologies, Inc.*             900           8,280
  Neurocrine Biosciences,             4,200         229,068
    Inc.*
  Ocular Sciences, Inc.*              1,200          34,452
  Odyssey HealthCare, Inc.*          14,125         413,298
  Omnicare, Inc.                     18,800         759,332
  Omnicell, Inc.*                    12,000         194,400
  Option Care, Inc.*                109,500       1,169,460
  Orthodontic Centers of              4,500          36,225
    America, Inc.*
  Orthofix International N.V.*        5,200         254,696
  Owens & Minor, Inc.                45,300         992,523
  PacifiCare Health Systems,          8,400         567,840
    Inc.*
  PAREXEL International               1,300          21,138
    Corporation*
  Pediatrix Medical Group,           13,700         754,733
    Inc.*
  Per-Se Technologies, Inc.*         66,000       1,007,160
  Perrigo Co.*                       27,100         426,012
  Pharmaceutical Product             39,000       1,051,830
    Development, Inc.*
  Pharmaceutical Resources,          10,400         677,560
    Inc.*
  Pharmacopeia, Inc.*                 2,100          29,841
  Praecis Pharmaceuticals,            4,000          25,760
    Inc.*
  Priority Healthcare                15,800         380,938
    Corporation Class B*
  Protein Design Labs, Inc.*         32,200         576,380
  Province Healthcare Co.*           37,200         595,200
  PSS World Medical, Inc.*           52,700         636,089
  QLT PhotoTherapeutics, Inc.*       26,100         491,985

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  RehabCare Group, Inc.*              9,500   $     201,970
  Respironics, Inc.*                 42,600       1,920,834
  Savient Pharmaceuticals,            3,100          14,291
    Inc.*
  Select Medical Corporation*        20,200         328,856
  Serologicals Corporation*             200           3,720
  Sirna Therapeutics, Inc.*             100             520
  Sola International, Inc.*           2,600          48,880
  Specialty Laboratories,               100           1,679
    Inc.*
  Stericycle, Inc.*                  20,700         966,690
  Steris Corporation*                36,200         818,120
  Sunrise Senior Living, Inc.*        1,400          54,236
  Sybron Dental Specialties,            700          19,670
    Inc.*
  Taro Pharmaceuticals               10,400         670,800
    Industries, Ltd.*
  Theragenics Corporation*            2,700          14,769
  Thoratec Corporation*              13,300         173,033
  Transkaryotic Therapies,              900          14,049
    Inc.*
  United Surgical Partners           23,700         793,476
    International, Inc.*
  US Oncology, Inc.*                 62,500         672,500
  VCA Antech, Inc.*                  50,800       1,573,784
  Ventana Medical Systems*            2,500          98,500
  Viasys Healthcare, Inc.*            2,700          55,620
  Vicuron Pharmaceuticals,           13,500         251,775
    Inc.*
  VistaCare, Inc. Class A*            9,200         323,380
  VISX, Inc.*                        20,900         483,835
  Vital Signs, Inc.                     500          16,350
  West Pharmaceutical                 1,000          33,900
    Services, Inc.
  Wright Medical Group, Inc.*         7,200         219,168
  Zoll Medical Corporation*           7,725         274,083
                                              -------------
                                                 41,486,854
                                              -------------
INTEGRATED OILS -- 0.0%
  KCS Energy, Inc.*                   1,900          20,045
  Petrocorp, Inc.*                      500           6,730
                                              -------------
                                                     26,775
                                              -------------
MATERIALS & PROCESSING -- 7.8%
  Aaon, Inc.*                           200           3,882
  Aceto Corporation                   8,600         219,644
  Acuity Brands, Inc.                 3,800          98,040
  Agrium, Inc.                       54,600         898,716
  Airgas, Inc.                       14,900         320,052
  AK Steel Holding                    8,700          44,370
    Corporation*
  Albany International                2,200          74,580
    Corporation Class A
  Albemarle Corporation               2,700          80,919
  Alico, Inc.                           300          10,428
  Allegheny Technologies, Inc.        7,300          96,506
  Amcol International                 1,700          34,510
    Corporation
  Ameron International                  600          20,814
    Corporation
  Ampco-Pittsburgh Corporation          400           5,468

                                  SHARES          VALUE
                                -----------   -------------
  Anchor Glass Container             34,200   $     547,200
    Corporation*
  Apogee Enterprises, Inc.            2,000          22,700
  Arch Chemicals, Inc.               32,500         833,950
  Armor Holdings, Inc.*               1,400          36,834
  Avatar Holdings, Inc.*                500          18,470
  Barnes Group, Inc.                    700          22,617
  Brady Corporation Class A             100           4,075
  Brookfield Homes Corporation        1,300          33,501
  Brush Engineered Materials,         1,200          18,372
    Inc.*
  Buckeye Technologies, Inc.*         2,400          24,120
  Building Materials Holding          1,100          17,083
    Corporation
  Calgon Carbon Corporation           3,100          19,251
  Cambrex Corporation                 1,700          42,942
  Caraustar Industries, Inc.*        58,100         801,780
  Carpenter Technology                1,800          53,226
    Corporation
  Centex Construction                   600          36,162
    Products, Inc.
  Century Aluminum Co.*               1,100          20,911
  Chesapeake Corporation              8,600         227,728
  Chicago Bridge & Iron Co. NV       13,100         378,590
  CIRCOR International, Inc.         13,600         327,760
  CLARCOR, Inc.                         200           8,820
  Cleveland-Cliffs, Inc.*               300          15,285
  Commercial Metals Co.              79,600       2,419,840
  Corn Products International,        3,300         113,685
    Inc.
  Crompton Corporation                3,900          27,963
  Crown Holdings, Inc.*              14,900         134,994
  Cytec Industries, Inc.*            22,000         844,580
  Delta & Pine Land Co.               1,100          27,940
  Deltic Timber Corporation             900          27,360
  Dycom Industries, Inc.*            19,800         531,036
  ElkCorp                               100           2,670
  EMCOR Group, Inc.*                  5,600         245,840
  Encore Wire Corporation*              400           7,084
  Energy Conversion Devices,            200           1,806
    Inc.*
  Engelhard Corporation              32,900         985,355
  Ennis Business Forms, Inc.          1,100          16,830
  Ethyl Corporation*                  1,300          28,431
  Ferro Corporation                  47,400       1,289,754
  Georgia Gulf Corporation              900          25,992
  Gibraltar Steel Corporation           400          10,060
  Glatfelter                          2,600          32,370
  Grace (W.R.) & Co.*                 5,900          15,163
  GrafTech International,             5,600          75,600
    Ltd.*
  Granite Construction, Inc.          3,000          70,470
  Great Lakes Chemical               21,000         570,990
    Corporation
  Greif, Inc. Class A                29,400       1,043,994
  Griffon Corporation*                2,200          44,572
  H.B. Fuller Co.                    33,200         987,368

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Hecla Mining Co.*                   4,900   $      40,621
  Hercules, Inc.*                    10,400         126,880
  Hughes Supply, Inc.                 2,100         104,202
  Insituform Technolgies, Inc.        1,700          28,050
    Class A*
  Integrated Electical                1,000           9,250
    Services, Inc.*
  Interface, Inc. Class A*            3,900          21,567
  Intertape Polymer Group,           21,800         277,514
    Inc.*
  Jones Lang LaSalle, Inc.*           2,800          58,044
  Kaydon Corporation                 12,800         330,752
  Kronos Worldwide, Inc.*               100           2,220
  Lennox International, Inc.         41,600         694,720
  Liquidmetal Technologies,             400           1,136
    Inc.*
  LNR Property Corporation           18,800         930,788
  Lone Star Technologies,            66,900       1,069,062
    Inc.*
  Longview Fibre Co.                  4,600          56,810
  Louisiana-Pacific                  66,700       1,192,596
    Corporation*
  LSI Industries, Inc.                1,475          19,913
  Lydall, Inc.*                         700           7,133
  MacDermid, Inc.                    24,100         825,184
  Material Sciences                     700           7,077
    Corporation*
  Maverick Tube Corporation*         27,800         535,150
  Mestek, Inc.*                         300           5,778
  Millennium Chemicals, Inc.          5,700          72,276
  Minerals Technologies, Inc.         1,600          94,800
  Mobile Mini, Inc.*                 22,900         451,588
  Modtech Holdings, Inc.*               300           2,523
  Mueller Industries, Inc.*           2,300          79,028
  Myers Industries, Inc.              1,775          21,513
  NCI Building Systems, Inc.*         1,500          35,850
  New England Business                  600          17,700
    Service, Inc.
  NL Industries, Inc.                   300           3,510
  NN, Inc.                              500           6,295
  Noland Co.                            100           4,150
  NS Group, Inc.*                     1,200          11,640
  Octel Corporation                     900          17,721
  Olin Corporation                    1,720          34,503
  OM Group, Inc.*                     6,000         157,140
  Omnova Solutions, Inc.*             3,000          14,400
  Owens-Illinois, Inc.*              38,400         456,576
  Penn Engineering &                    900          17,127
    Manufacturing Corporation
  Perini Corporation*                 1,500          13,725
  PolyOne Corporation                 8,300          53,037
  Pope & Talbot, Inc.                 1,400          24,654
  Potlatch Corporation                2,400          83,448
  Quaker Chemical Corporation           200           6,150
  Quanex Corporation                 12,700         585,470
  Quanta Services, Inc.*              6,600          48,180
  Reliance Steel & Aluminum           2,200          73,062
    Co.
  Rock-Tenn Co. Class A               2,200          37,972
  RPM International, Inc.            33,600         553,056

                                  SHARES          VALUE
                                -----------   -------------
  RTI International Metals,           1,700   $      28,679
    Inc.*
  Ryerson Tull, Inc.                    700           8,015
  Schnitzer Steel Industries,           900          54,450
    Inc. Class A
  Schulman (A.), Inc.                19,600         417,872
  Shaw Group, Inc. (The)*             5,200          70,824
  Silgan Holdings, Inc.*                300          12,777
  Spartech Corporation               30,700         756,448
  Standard Register Co.              62,700       1,055,241
  Steel Dynamics, Inc.*              39,700         932,553
  Stepan Co.                            500          12,825
  Stillwater Mining Co.*              4,000          38,280
  Tarragon Realty Investors,            500           8,255
    Inc. REIT*
  Texas Industries, Inc.              1,900          70,300
  Timken Co.                         16,000         320,960
  Trammell Crow Co.*                  2,800          37,100
  Tredegar Corporation                2,200          34,166
  Unifi, Inc.*                        3,700          23,865
  Universal Forest Products,          1,400          45,052
    Inc.
  URS Corporation*                    1,400          35,014
  USEC, Inc.                          7,400          62,160
  USG Corporation*                    3,300          54,681
  Valence Technology, Inc.*           2,900          11,165
  Valhi, Inc.                         2,440          36,502
  Valmont Industries, Inc.            1,300          30,095
  Washington Group                    2,300          78,131
    International, Inc.*
  Watsco, Inc.                       33,900         770,547
  Wausau-Mosinee Paper                  400           5,408
    Corporation
  WCI Communities, Inc.*             42,300         871,803
  WD-40 Co.                             500          17,680
  Wellman, Inc.                      65,400         667,734
  Wilson Greatbatch                   9,400         397,338
    Technologies, Inc.*
  Worthington Industries, Inc.       17,900         322,737
  York International                  3,300         121,440
    Corporation
                                              -------------
                                                 31,732,691
                                              -------------
OTHER -- 0.5%
  Brunswick Corporation              14,300         455,169
  FMC Corporation*                    3,200         109,216
  GenCorp, Inc.                       2,800          30,156
  Jacuzzi Brands, Inc.*              25,300         179,377
  Kaman Corporation Class A          23,000         292,790
  Ritchie Bros. Auctioneers,          8,600         456,660
    Inc.
  Sequa Corporation Class A*            300          14,700
  SPX Corporation*                    8,900         523,409
  Trinity Industries, Inc.            3,200          98,688
  United Capital Corporation*           100           2,072
  Walter Industries, Inc.             2,500          33,375
                                              -------------
                                                  2,195,612
                                              -------------
OTHER ENERGY -- 5.6%
  Arch Coal, Inc.                     3,300         102,861
  Atwood Oceanics, Inc.*             13,100         418,414

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Berry Petroleum Co. Class A        10,000   $     202,500
  Brown (Tom), Inc.*                 26,200         844,950
  Cabot Oil & Gas Corporation         1,000          29,350
  Cal Dive International,            12,200         294,142
    Inc.*
  Chesapeake Energy                  14,900         202,342
    Corporation
  Cimarex Energy Co.*                 3,800         101,422
  Comstock Resources, Inc.*           1,600          30,880
  Denbury Resources, Inc.*           30,800         428,428
  Dril-Quip, Inc.*                      600           9,780
  Encore Acquisition Co.*               800          19,720
  Energy Partners, Ltd.*              1,900          26,410
  Evergreen Resources, Inc.*         19,700         640,447
  Forest Oil Corporation*            57,100       1,631,346
  Frontier Oil Corporation              400           6,888
  FuelCell Energy, Inc.*                600           7,800
  Global Industries, Ltd.*            6,400          32,960
  Global Power Equipment              1,800          12,024
    Group, Inc.*
  Grant Prideco, Inc.*               19,000         247,380
  Grey Wolf, Inc.*                   74,700         279,378
  Hanover Compressor Co.*             2,700          30,105
  Harvest Natural Resources,         32,000         318,400
    Inc.*
  Helmerich & Payne, Inc.            42,100       1,175,853
  Holly Corporation                     100           2,750
  Horizon Offshore, Inc.*             2,300          10,120
  Houston Exploration Co.*           12,100         441,892
  Hydril Co.*                        15,100         361,343
  Input/Output, Inc.*                 4,000          18,040
  Key Energy Services, Inc.*         36,950         380,955
  KFX, Inc.*                            600           4,530
  Lufkin Industries, Inc.               500          14,395
  Magnum Hunter Resources,           66,200         629,562
    Inc.
  Massey Energy Co.                  37,700         784,160
  Matrix Service Co.*                 1,400          25,410
  McMoRan Exploration Co.*              700          13,125
  Meridian Resource                   3,700          21,978
    Corporation*
  National-Oilwell, Inc.*            60,200       1,346,072
  Newpark Resources, Inc.*              500           2,395
  Nuevo Energy Co.*                  38,800         937,796
  Oceaneering International,         26,800         750,400
    Inc.*
  Oil States International,             700           9,758
    Inc.*
  Parker Drilling Co.*                7,800          19,890
  Patina Oil & Gas Corporation       14,300         700,557
  Patterson-UTI Energy, Inc.*        14,600         480,632
  Penn Virginia Corporation             100           5,565
  Petroleum Development               1,400          33,180
    Corporation*
  Plains Exploration &                2,420          37,244
    Production Co.*
  Range Resources Corporation        49,300         465,885
  Reliant Resources, Inc.*           67,500         496,800
  Resource America, Inc. Class          900          13,500
    A

                                  SHARES          VALUE
                                -----------   -------------
  Seacor Smit, Inc.*                  1,500   $      63,045
  Spinnaker Exploration Co.*          2,200          70,994
  St. Mary Land & Exploration         1,500          42,750
    Co.
  Stone Energy Corporation*           2,000          84,900
  Sunoco, Inc.                       28,800       1,473,120
  Superior Energy Services,          41,800         392,920
    Inc.*
  Swift Energy Co.*                  34,800         586,380
  Tesoro Petroleum                   74,000       1,078,180
    Corporation*
  Tetra Technologies, Inc.*          18,050         437,532
  Texas Genco Holdings, Inc.         19,200         624,000
  Transmontaigne, Inc.*               1,600          10,320
  Universal Compression               1,500          39,240
    Holdings, Inc.*
  Varco International, Inc.*         21,000         433,230
  Veritas DGC, Inc.*                 37,700         395,096
  Vintage Petroleum, Inc.            56,800         683,304
  W-H Energy Services, Inc.*         69,300       1,122,660
                                              -------------
                                                 22,639,385
                                              -------------
PRODUCER DURABLES -- 8.5%
  Actuant Corporation Class A*        1,900          68,780
  Advanced Energy Industries,        43,600       1,135,780
    Inc.*
  Alamo Group, Inc.                     500           7,630
  American Tower Corporation         33,400         361,388
    Class A*
  Andrew Corporation*                 8,177          94,117
  Applied Films Corporation*            400          13,208
  Applied Industrial                  1,500          35,790
    Technologies, Inc.
  Arris Group, Inc.*                141,300       1,023,012
  Artesyn Technologies, Inc.*         2,500          21,300
  Astec Industries, Inc.*             1,300          15,951
  Asyst Technologies, Inc.*          13,600         235,960
  ATMI, Inc.*                        13,800         319,332
  Audiovox Corporation Class            500           6,420
    A*
  Axcelis Technologies, Inc.*        85,900         877,898
  Beazer Homes USA, Inc.              9,100         888,706
  Belden, Inc.                        2,000          42,180
  BHA Group Holdings, Inc.              400          10,060
  Blount International, Inc.            200           1,574
    Class A*
  Briggs & Stratton                  13,100         882,940
    Corporation
  Brooks Automation, Inc.*           14,600         352,882
  C & D Technologies, Inc.            1,300          24,921
  C-COR.net Corporation*                400           4,452
  Cable Design Technologies           1,600          14,384
    Corporation*
  Cascade Corporation                   900          20,070
  Cohu, Inc.                         54,800       1,049,420
  Credence Systems                   33,700         443,492
    Corporation*
  CTS Corporation                    89,900       1,033,850
  CUNO, Inc.*                           100           4,503
  Curtiss-Wright Corporation          1,500          67,515
  Cymer, Inc.*                       19,400         896,086
  Dominion Homes, Inc.*                 300           9,099

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  Ducommun, Inc.*                       600   $      13,410
  DuPont Photomasks, Inc.*            1,100          26,554
  Electro Scientific                  2,500          59,500
    Industries, Inc.*
  Enpro Industries, Inc.*             1,800          25,110
  ESCO Technologies, Inc.*              400          17,460
  Esterline Technologies              1,900          50,673
    Corporation*
  Fairchild Corporation Class         1,000           5,040
    A*
  Federal Signal Corporation         31,200         546,624
  FEI Co.*                           23,900         537,750
  Flowserve Corporation*              4,200          87,696
  Franklin Electric Co., Inc.           200          12,098
  Gardner Denver, Inc.*               1,400          33,418
  General Cable Corporation*            700           5,705
  Genlyte Group, Inc.*                1,000          58,380
  Gorman-Rupp Co.                       600          15,840
  Graco, Inc.                         6,500         260,650
  Gundle SLT Enviromental,              500          10,380
    Inc.*
  Heico Corporation                   1,000          18,200
  HON Industries, Inc.               19,400         840,408
  Hovnanian Enterprises, Inc.         6,900         600,714
    Class A*
  IDEX Corporation                   18,400         765,256
  Imagistics International,          23,800         892,500
    Inc.*
  Intevac, Inc.*                     30,200         426,122
  Ionics, Inc.*                       1,600          50,960
  JLG Industries, Inc.               44,600         679,258
  Joy Global, Inc.*                   8,500         222,275
  Kadant, Inc.*                         500          10,825
  KB HOME                            16,300       1,182,076
  Keithley Instruments, Inc.            100           1,830
  Kennametal, Inc.                    3,000         119,250
  Kimball International, Inc.        70,200       1,091,610
    Class B
  Lincoln Electric Holdings,          2,600          64,324
    Inc.
  Lindsay Manufacturing Co.             100           2,525
  Littelfuse, Inc.*                     200           5,764
  LTX Corporation*                   59,600         895,788
  Manitowoc Co., Inc.                 2,000          62,400
  Mastec, Inc.*                       1,800          26,658
  MDC Holdings, Inc.                 13,500         870,750
  Meritage Corporation*               7,500         497,325
  Metrologic Instruments,               200           5,400
    Inc.*
  Mettler Toledo                     23,800       1,004,598
    International, Inc.*
  Milacron, Inc.                      3,100          12,927
  Mine Safety Appliances Co.            600          47,706
  MKS Instruments, Inc.*                400          11,600
  Moog, Inc. Class A*                 1,600          79,040
  MTC Technologies, Inc.*            17,200         554,184
  MTS Systems Corporation             1,400          26,922
  Mykrolis Corporation*              25,100         403,608
  NACCO Industries, Inc. Class        7,900         706,892
    A

                                  SHARES          VALUE
                                -----------   -------------
  Nordson Corporation                   600   $      20,718
  Orbital Sciences                   48,600         584,172
    Corporation*
  Orleans Homebuilders, Inc.*           100           2,833
  Palm Harbor Homes, Inc.*            5,300          94,711
  Paxar Corporation*                 25,200         337,680
  Photon Dynamics, Inc.*             13,400         539,216
  Photronics, Inc.*                  52,100       1,037,832
  Plantronics, Inc.*                 47,200       1,541,080
  Polycom, Inc.*                     38,200         745,664
  Powell Industries, Inc.*              600          11,490
  Powerwave Technologies,             1,300           9,945
    Inc.*
  Rayovac Corporation*               12,200         255,590
  Regal-Beloit Corporation           16,000         352,000
  Robbins & Myers, Inc.               1,000          18,990
  Rofin-Sinar Technologies,             900          31,104
    Inc.*
  Roper Industries, Inc.              3,600         177,336
  Rudolph Technologies, Inc.*           100           2,454
  Ryland Group, Inc.                 12,900       1,143,456
  SBA Communications                  1,600           6,048
    Corporation*
  Semitool, Inc.*                     1,000          10,721
  Skyline Corporation                   500          17,435
  Smith (A.O.) Corporation            1,300          45,565
  Sonic Solutions*                   11,400         174,420
  Standard-Pacific Corporation       16,600         805,930
  Standex International               1,000          28,000
    Corporation
  Stewart & Stevenson                 2,200          30,910
    Services, Inc.
  Symmetricom, Inc.*                  1,300           9,464
  Technical Olympic USA, Inc.*          200           5,506
  Technitrol, Inc.*                   3,400          70,516
  Tecumseh Products Co. Class         1,500          72,645
    A
  Teledyne Technologies, Inc.*       34,400         648,440
  Tennant Co.                           400          17,320
  Terayon Communication               5,900          26,550
    Systems, Inc.*
  Terex Corporation*                  4,000         113,920
  Thomas & Betts Corporation          3,600          82,404
  Thomas Industries, Inc.               900          31,194
  Tollgrade Communications,             100           1,753
    Inc.*
  TRC Cos., Inc.*                       300           6,318
  Triumph Group, Inc.*                1,300          47,320
  Ultratech, Inc.*                    8,200         240,834
  United Defense Industries,         24,900         793,812
    Inc.*
  United Industrial                  12,800         231,040
    Corporation
  Veeco Instruments, Inc.*              300           8,460
  Vicor Corporation*                    200           2,282
  Watts Water Technologies,           1,200          26,640
    Inc. Class A
  William Lyon Homes, Inc.*             400          25,108
  Woodhead Industries, Inc.             500           8,450

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Woodward Governor Co.                 800   $      45,464
  Zygo Corporation*                   1,400          23,086
                                              -------------
                                                 34,472,509
                                              -------------
TECHNOLOGY -- 14.0%
  @Road, Inc.*                       14,750         196,175
  ActivCard Corporation*              2,900          22,852
  Acxiom Corporation*                17,000         315,690
  Adaptec, Inc.*                      9,000          79,470
  Adtran, Inc.                        9,000         279,000
  Aeroflex, Inc.*                    22,052         257,788
  Aether Systems, Inc.*               1,800           8,550
  Agile Software Corporation*        39,300         389,070
  Agilysys, Inc.                      2,500          27,875
  Alliance Semiconductor              2,000          14,220
    Corporation*
  Altiris, Inc.*                     34,600       1,262,208
  American Management Systems,       76,600       1,154,362
    Inc.*
  Analogic Corporation                  600          24,600
  Anaren, Inc.*                       1,100          15,532
  Anixter International, Inc.*       36,100         934,268
  Anteon International               15,700         565,985
    Corporation*
  Arrow Electronics, Inc.*           23,500         543,790
  Ascential Software                  2,600          67,418
    Corporation*
  ASE Test, Ltd.*                    30,850         461,825
  Asiainfo Holdings, Inc.*              800           5,344
  Aspen Technology, Inc.*               200           2,052
  Autodesk, Inc.                     52,200       1,283,076
  Avid Technology, Inc.*              6,100         292,800
  Avnet, Inc.*                       47,900       1,037,514
  Avocent Corporation*                5,400         197,208
  Bel Fuse, Inc. Class B                800          26,104
  Benchmark Electronics, Inc.*        2,200          76,582
  Black Box Corporation              15,800         727,906
  Borland Software                  120,800       1,175,384
    Corporation*
  Business Objects SA ADR*            8,000         277,360
  CACI International, Inc.            6,400         311,168
    Class A*
  Ceva, Inc.*                           700           7,280
  ChipPAC, Inc. Class A*             40,700         308,913
  CIBER, Inc.*                        2,100          18,186
  Cirrus Logic, Inc.*                 2,700          20,709
  Citrix Systems, Inc.*              24,800         526,008
  Cognizant Technology                7,150         326,326
    Solutions Corporation*
  Cognos, Inc.*                       6,100         186,782
  Coherent, Inc.*                     1,200          28,560
  CommScope, Inc.*                   37,400         610,742
  CompuCom Systems, Inc.*             2,100          11,004
  Computer Horizons                   2,700          10,611
    Corporation*
  Computer Network Technology        73,300         699,282
    Corporation*
  Corvis Corporation*                 9,300          15,810

                                  SHARES          VALUE
                                -----------   -------------
  Creo, Inc.*                        44,100   $     454,230
  CSG Systems International,         45,600         569,544
    Inc.*
  Cubic Corporation                     700          16,100
  Cypress Semiconductor              44,000         939,840
    Corporation*
  Digital River, Inc.*               12,200         269,620
  Digitalnet Holding, Inc.*          13,700         267,150
  Ditech Communications               2,500          47,750
    Corporation*
  DRS Technologies, Inc.*             2,241          62,255
  DSP Group, Inc.*                    9,200         229,172
  E.piphany, Inc.*                    3,600          25,956
  EDO Corporation                     1,000          24,650
  Electronics for Imaging,           23,150         602,363
    Inc.*
  Elron Electronic Industries*       21,400         242,612
  Embarcadero Technologies,          20,700         330,165
    Inc.*
  EMS Technologies, Inc.*               900          18,486
  Emulex Corporation*                22,900         610,972
  Entrust, Inc.*                        600           2,448
  Epicor Software Corporation*       22,400         285,824
  Equinix, Inc.*                     11,100         313,020
  ESS Technology, Inc.*               2,500          42,525
  Exar Corporation*                   1,500          25,620
  Extreme Networks, Inc.*             2,900          20,909
  F5 Networks, Inc.*                  9,700         243,470
  Filenet Corporation*               13,600         368,288
  Finisar Corporation*                3,900          12,207
  FLIR Systems, Inc.*                 7,500         273,750
  Formfactor, Inc.*                  10,500         207,900
  Gartner, Inc. Class A*              6,200          70,122
  Gartner, Inc. Class B*             50,000         544,000
  Gateway, Inc.*                     19,600          90,160
  Genesis Microchip, Inc.*              300           5,412
  Gerber Scientific, Inc.*            1,900          15,124
  Herley Industries, Inc.*              800          16,560
  Hummingbird, Ltd.*                 19,100         411,605
  Hutchinson Technology, Inc.*          200           6,148
  Identix, Inc.*                      1,100           4,895
  iGate Corporation*                  1,800          14,130
  Inet Technolgies, Inc.*            57,100         685,200
  InFocus Corporation*                3,400          32,912
  Infonet Services Corporation        6,200          10,540
    Class B*
  Informatica Corporation*           96,700         996,010
  Ingram Micro, Inc. Class A*        28,400         451,560
  Integrated Circuit Systems,        39,100       1,113,959
    Inc.*
  Integrated Silicon                  2,500          39,175
    Solutions, Inc.*
  Intergraph Corporation*               300           7,176
  Interland, Inc.*                    1,240           8,097
  Intermagnetics General                600          13,296
    Corporation*

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
  International Rectifier            10,100   $     499,041
    Corporation*
  Internet Security Systems,         13,400         252,322
    Inc.*
  Interwoven, Inc.*                  24,475         309,364
  Invision Technologies Inc*         10,500         352,485
  Iomega Corporation*                 3,000          17,940
  IXYS Corporation*                  28,600         267,410
  JDA Software Group, Inc.*           2,000          33,020
  Keane, Inc.*                        1,600          23,424
  Kemet Corporation*                  7,800         106,782
  Keynote Systems, Inc.*                500           5,950
  Komag, Inc.*                        1,000          14,630
  Lattice Semiconductor              78,300         757,944
    Corporation*
  Lawson Software, Inc.*             64,800         533,304
  Lexar Media, Inc.*                 19,000         331,170
  Lionbridge Technologies,           22,600         217,186
    Inc.*
  Macromedia, Inc.*                  43,800         781,392
  Macrovision Corporation*           32,600         736,434
  Magma Design Automation,           19,000         443,460
    Inc.*
  Mantech International              21,000         523,950
    Corporation Class A*
  Manufacturers' Services,              600           3,648
    Ltd.*
  Manugistics Group, Inc.*            1,800          11,250
  MatrixOne, Inc.*                   67,300         414,568
  Mentor Graphics Corporation*          600           8,724
  Mercury Computer Systems,          27,200         677,280
    Inc.*
  Methode Electronics, Inc.           2,600          31,798
    Class A
  Micrel, Inc.*                      24,100         375,478
  Microsemi Corporation*             18,700         459,646
  MicroStrategy, Inc. Class A*        4,350         228,288
  Mindspeed Technologies,             2,000          13,700
    Inc.*
  MRO Software, Inc.*                   200           2,692
  MRV Communications, Inc.*           9,400          35,344
  MSC.Software Corporation*           1,400          13,230
  National Instruments               27,700       1,259,519
    Corporation
  NCR Corporation*                   12,500         485,000
  Net2Phone, Inc.*                      900           6,120
  NETIQ Corporation*                  4,800          63,600
  Netscout Systems, Inc.*               600           4,560
  NetScreen Technologies,            19,900         492,525
    Inc.*
  Network Equipment                   1,100          12,100
    Technologies, Inc.*
  New Focus, Inc.*                   58,500         293,670
  Newport Corporation*                2,900          47,937
  NU Horizons Electronics            56,950         558,110
    Corporation*
  NYFIX, Inc.*                          700           5,565
  Omnivision Technologies,            8,000         442,000
    Inc.*
  Oplink Communications, Inc.*        3,500           8,365

                                  SHARES          VALUE
                                -----------   -------------
  Optical Communication                 500   $       1,850
    Products, Inc.*
  OSI Systems, Inc.*                    600          11,526
  Palmone, Inc.*                      1,475          17,331
  Palmsource, Inc.*                     495          10,786
  Parametric Technology               2,000           7,880
    Corporation*
  Park Electrochemical                1,200          31,788
    Corporation
  Pegasystems, Inc.*                    100             862
  Pemstar, Inc.*                      1,100           3,619
  Pericom Semiconductor               1,900          20,254
    Corporation*
  Perot Systems Corporation           2,700          36,396
    Class A*
  Pinnacle Systems, Inc.*            16,100         137,333
  Pixelworks, Inc.*                  26,600         293,664
  Plexus Corporation*                 1,400          24,038
  Pomeroy IT Solutions, Inc.*           900          13,266
  Power Intergrations, Inc.*          5,400         180,684
  ProcureNet, Inc.*+                  7,600               0
  Quantum Corporation*                7,100          22,152
  Radisys Corporation*                1,600          26,976
  Radware, Ltd.*                     13,300         362,425
  Redback Networks, Inc.*            13,800           3,188
  REMEC, Inc.*                       83,500         702,235
  RF Micro Devices, Inc.*            41,300         415,065
  Richardson Electronics, Ltd.          600           7,374
  Roxio, Inc.*                        2,500          11,975
  Safeguard Scientifics, Inc.*      165,700         669,428
  SafeNet, Inc.*                     24,400         750,788
  Sanmina-SCI Corporation*           77,100         972,231
  SBS Technologies, Inc.*             1,100          16,181
  Scientific-Atlanta, Inc.           40,000       1,092,000
  Seebeyond Technology              131,000         561,990
    Corporation*
  Semtech Corporation*               34,900         793,277
  Serena Software, Inc.*             53,050         973,468
  Silicon Graphics, Inc.*            18,400          25,208
  Silicon Storage Technology,         2,400          26,400
    Inc.*
  Siliconix, Inc.*                      300          13,710
  Simpletech, Inc.*                     300           1,803
  Sipex Corporation*                  2,100          16,191
  Skyworks Solutions, Inc.*         187,100       1,627,769
  SonicWALL, Inc.*                    3,800          29,640
  SRA International, Inc.             8,800         379,280
    Class A*
  Standard Microsystems              23,400         592,020
    Corporation*
  Stellent, Inc.*                       900           8,856
  Supertex, Inc.*                    23,200         443,120
  Support.Com, Inc.*                 11,700         153,855
  Sybase, Inc.*                      38,700         796,446
  Sycamore Networks, Inc.*            5,500          28,820
  SYKES Enterprises, Inc.*            1,700          14,552
  Synplicity, Inc.*                     400           3,132

                       See Notes to Financial Statements.

                                  SHARES          VALUE
                                -----------   -------------
  Sypris Solutions, Inc.                400   $       6,724
  Systems & Computer                  3,000          49,050
    Technology Corporation*
  Talx Corporation                      200           4,606
  Tekelec*                           31,400         488,270
  Three-Five Systems, Inc.*             700           3,668
  TIBCO Software, Inc.*             151,200       1,023,624
  Tier Technologies, Inc.*            1,300          10,621
  Trident Microsystems, Inc.*        13,800         240,396
  Trimble Navigation, Ltd.*          11,100         413,364
  Triquint Semiconductor,             4,700          33,229
    Inc.*
  TTM Technologies, Inc.*            21,800         367,984
  Tyler Technologies, Inc.*             300           2,889
  Ulticom, Inc.*                     54,300         523,995
  UNOVA, Inc.*                        4,200          96,390
  Vastera, Inc.*                        400           1,600
  Verisity, Ltd.*                   124,200       1,583,550
  Verity, Inc.*                      77,200       1,288,468
  Verso Technologies, Inc.*           2,900           9,280
  Viasat, Inc.*                         400           7,656
  Virage Logic Corporation*             200           2,034
  WatchGuard Technologies,            1,000           5,820
    Inc.*
  White Electronics Designs             100             880
    Corporation*
  Wind River Systems, Inc.*           2,400          21,024
  Zhone Technologies, Inc.*             925           4,570
  Zoran Corporation*                 17,200         299,108
                                              -------------
                                                 56,829,853
                                              -------------
UTILITIES -- 3.5%
  Allegheny Energy, Inc.*            11,400         145,464
  American States Water Co.           1,400          35,000
  Aquila, Inc.*                      16,600          56,274
  Atmos Energy Corporation            4,500         109,350
  Avista Corporation                 35,500         643,260
  Black Hills Corporation             2,900          86,507
  California Water Service            1,100          30,140
    Group
  Cascade Natural Gas                 1,000          21,090
    Corporation
  Central Vermont Public              1,100          25,850
    Service Corporation
  CH Energy Group, Inc.               1,300          60,970
  Chesapeake Utilities                  500          13,025
    Corporation
  Cincinnati Bell, Inc.*             68,600         346,430
  Citizens Communications Co.*       21,800         270,756
  Cleco Corporation                   4,000          71,920
  CMS Energy Corporation             13,700         116,724
  Connecticut Water Service,            400          11,060
    Inc.
  CT Communications, Inc.             1,300          17,550
  D & E Communications, Inc.          1,200          17,412
  Dobson Communications              76,700         503,919
    Corporation*

                                  SHARES          VALUE
                                -----------   -------------
  El Paso Electric Co.*               4,400   $      58,740
  Empire District Electric Co.        2,000          43,860
  Energen Corporation                23,300         955,999
  Energy East Corporation            24,800         555,520
  EnergySouth, Inc.                     400          14,000
  General Communication, Inc.         4,000          34,800
    Class A*
  Hickory Tech Corporation              100           1,145
  Idacorp, Inc.                       3,500         104,720
  Laclede Group, Inc.                 1,700          48,535
  McLeodUSA, Inc. Class A*            5,200           7,696
  Middlesex Water Co.                   633          12,850
  New Jersey Resources                1,800          69,318
    Corporation
  NII Holdings, Inc. Class B*         6,950         518,679
  Northeast Utilities                39,000         786,630
  Northwest Natural Gas Co.           2,300          70,725
  NSTAR                              11,400         552,900
  NUI Corporation                    41,700         672,204
  Oneok, Inc.                        41,400         914,112
  Otter Tail Corporation              1,700          45,441
  PNM Resources, Inc.                19,100         536,710
  Price Communications                3,600          49,428
    Corporation*
  Primus Telecommunications          60,900         619,962
    Group, Inc.*
  RCN Corporation*                    1,700           1,360
  SEMCO Energy, Inc.                  2,500          12,250
  Shenandoah                            100           5,126
    Telecommunications Co.
  Sierra Pacific Resources*          10,600          77,804
  SJW Corporation                       200          17,850
  South Jersey Industries,            1,100          44,550
    Inc.
  Southern Union Co.*                32,805         603,612
  Southwest Gas Corporation           2,700          60,615
  Southwest Water Co.                   800          12,840
  Southwestern Energy Co.*           38,900         929,710
  Spectrasite, Inc.*                 15,200         528,200
  SureWest Communications               100           4,042
  Time Warner Telecom, Inc.           3,600          36,468
    Class A*
  UIL Holdings Corporation            1,100          49,610
  Unisource Energy Corporation       24,900         614,034
  Westar Energy, Inc.                52,600       1,065,149
  Western Wireless Corporation       16,700         306,612
    Class A*
  Wisconsin Energy Corporation       19,900         665,655
                                              -------------
                                                 14,292,162
                                              -------------
TOTAL COMMON STOCK
  (Cost $314,514,055)                           386,580,119
                                              -------------

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                  SHARES          VALUE
                                -----------   -------------
SHORT-TERM INVESTMENTS -- 30.6%
  AB Funds Trust -- Money        18,420,795   $  18,420,795
    Market Fund (Retirement
    Class)(inf)
  Northern Institutional        105,886,727     105,886,727
    Liquid Assets Portfolio
    sec.
                                              -------------
TOTAL SHORT-TERM INVESTMENTS
                                                124,307,522
  (Cost $124,307,522)
                                              -------------
                                    PAR           VALUE
                                -----------   -------------
U.S. TREASURY OBLIGATIONS -- 0.5%
U.S. Treasury Bills
  0.86%, 01/22/04++++           $   250,000         249,875
  0.89%, 01/22/04++++             1,450,000       1,449,288
  0.93%, 01/22/04++++               130,000         129,936
  0.94%, 01/22/04++++                85,000          84,958
                                              -------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $1,914,004)                               1,914,057
                                              -------------
                                  SHARES
                                -----------
MUTUAL FUNDS -- 0.4%
  IShares Russell 2000               13,375   $   1,481,950
  IShares Russell 2000 Value            130          20,852
                                              -------------
TOTAL MUTUAL FUNDS
  (Cost $1,194,263)                               1,502,802
                                              -------------
RIGHTS -- 0.0%
FINANCIAL SERVICES
  Leucadia National                     700               0
    Corporation*
    (Cost $0)
                                              -------------
TOTAL INVESTMENTS -- 126.8%
  (Cost $441,929,844)                           514,304,500
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (26.8%)                            (108,667,279)
                                              -------------
NET ASSETS -- 100.0%                          $ 405,637,221
                                              =============

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

International equity markets produced solid returns in the fourth quarter as investors reacted positively to strong corporate earnings and signs of sustainable economic recovery in Europe and Japan. Currency movements also contributed as the U.S. dollar weakened against most major currencies. Developed international stocks outperformed U.S. stocks during the quarter as the MSCI EAFE(R) Index advanced 17.08%, while its domestic equity counterpart, the S&P 500(R) Index, returned 12.18%. For the year, the MSCI EAFE(R) Index gained 38.59%, while the S&P 500(R) Index increased 28.71%. All sectors within the MSCI EAFE(R) Index posted double-digit gains for the quarter, with the materials sector generating the highest return. Once again, emerging markets outperformed the developed world as the MSCI Emerging Markets Free(R) Index returned 17.78% for the quarter and 55.82% for the year.

The fund is primarily comprised of international stocks located in developed countries, and to a much lesser extent, in international stocks located in emerging markets (economies not deemed to be developed).(1) The fund underperformed its benchmark, the MSCI ACWI(R) Free ex-U.S., during the fourth quarter. Overweight exposure and security selection in the information technology sector detracted from benchmark-relative performance. Security selection in the consumer discretionary sector also dampened relative returns. At the sub-adviser level, Delaware delivered the strongest benchmark-relative performance largely due to its security selection in the industrials and financials sectors. Genesis outperformed the MSCI Emerging Markets Free(R) Index primarily as a result of its overweight exposure in the utilities sector and underweight exposure in the information technology sector.

---------------
(1) Foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

                         Not Part of the Annual Report

INTERNATIONAL EQUITY FUND

                  AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
--------------------------------------------------------------------------------

                                                          RETIREMENT    INSTITUTIONAL                        MSCI AC WORLD
                                                            CLASS*         CLASS*        RETAIL CLASS*    FREE EX-U.S. INDEX**
                                                          ----------    -------------    -------------    --------------------
  One Year                                                  35.81%         36.06%          35.47%                40.83%
  Since Inception (8/27/01 -- 12/31/03)                     5.77%           5.93%           5.16%                5.39%

Past performance is no guarantee of future results, share prices will fluctuate, and you may have a gain or loss when you redeem shares.

[LINE GRAPH]

                                                                                                 MSCI ALL COUNTRY WORLD FREE EX-
                                                                      RETIREMENT CLASS                     U.S. INDEX**
                                                                      ----------------           -------------------------------
8/27/01                                                                   10000.00                           10000.00
8/31/01                                                                    9777.00                            9707.00
9/30/01                                                                    8731.00                            8675.00
10/31/01                                                                   9014.00                            8918.00
11/30/01                                                                   9460.00                            9325.00
12/31/01                                                                   9539.00                            9445.00
1/31/02                                                                    9203.00                            9039.00
2/28/02                                                                    9375.00                            9104.00
3/31/02                                                                    9891.00                            9594.00
4/30/02                                                                    9994.00                            9651.00
5/31/02                                                                   10149.00                            9748.00
6/30/02                                                                    9728.00                            9324.00
7/31/02                                                                    8773.00                            8414.00
8/31/02                                                                    8765.00                            8413.00
9/30/02                                                                    7939.00                            7519.00
10/31/02                                                                   8274.00                            7922.00
11/30/02                                                                   8541.00                            8302.00
12/31/02                                                                   8400.00                            8033.00
1/31/03                                                                    8061.00                            7750.00
2/28/03                                                                    7887.00                            7592.00
3/31/03                                                                    7687.00                            7439.00
4/30/03                                                                    8348.00                            8148.00
5/31/03                                                                    8870.00                            8661.00
6/30/03                                                                    9148.00                            8895.00
7/30/03                                                                    9426.00                            9131.00
8/31/03                                                                    9731.00                            9401.00
9/30/03                                                                    9913.00                            9663.00
10/31/03                                                                  10487.00                           10288.00
11/30/03                                                                  10652.00                           10511.00
12/31/03                                                                  11408.00                           11313.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

*These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

**The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

                         Not Part of the Annual Report

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS

DECEMBER 31, 2003                  PAR           VALUE
-----------------              -----------   --------------
FOREIGN CONVERTIBLE BONDS -- 0.0%
SWITZERLAND
  Credit Suisse Group
    Finance, Ltd.
    6.00%, 12/23/05 (S)
    (Cost $165,694)                241,000   $      265,212
                                             --------------
                                 SHARES
                               -----------
FOREIGN COMMON STOCK -- 96.8%
AUSTRALIA -- 4.4%
  Alumina, Ltd.                     98,500          487,593
  Amcor, Ltd.                      687,796        4,280,491
  Australia and New Zealand
    Banking Group, Ltd.             67,863          904,002
  BHP Billiton, Ltd.               353,311        3,245,000
  Brambles Industries, Ltd.         45,100          179,417
  Coca-Cola Amatil, Ltd.            83,000          389,601
  Coles Myer, Ltd.                 822,970        4,687,698
  Commonwealth Bank of
    Australia                       94,000        2,085,773
  Lend Lease Corporation,
    Ltd.                           474,509        3,593,059
  National Australia Bank,
    Ltd.                           221,340        4,994,714
  Orica, Ltd.                      201,526        2,119,680
  QBE Insurance Group, Ltd.         73,327          585,630
  Quantas Airways, Ltd.            656,700        1,627,859
  Telstra Corporation, Ltd.      1,415,414        5,140,252
  Wesfarmers, Ltd.                  17,200          343,292
  WMC Resources, Ltd.*              98,500          417,829
  Woodside Petroleum, Ltd.         696,000        7,761,128
  Woolworths, Ltd.                  50,500          448,980
                                             --------------
                                                 43,291,998
                                             --------------
BELGIUM -- 1.3%
  Colruyt NV                        56,600        5,454,390
  Electrabel SA                      6,959        2,187,415
  Fortis                            62,300        1,252,601
  UCB SA                           107,900        4,068,026
                                             --------------
                                                 12,962,432
                                             --------------
BRAZIL -- 0.8%
  Aracruz Celulose SA ADR            5,800          203,232
  Banco Bradesco SA ADR             11,000          290,510
  Banco Itau Holding
    Financeira SA ADR               18,587          906,488
  Brasil Telecom
    Participacoes SA ADR            24,000          907,200
  Companhia Brasileira de
    Distribuicao Grupo Pao de
    Acucar ADR                      14,800          372,220
  Companhia Vale do Rio Doce
    ADR                             25,500        1,313,505
  Compania Paranaense de
    Energia ADR*                    15,600           74,412
  Gerdau SA ADR                     13,000          262,860
  Petroleo Brasileiro SA --
    Petrobras ADR                   54,477        1,592,907

                                 SHARES          VALUE
                               -----------   --------------
  Petroleo Brasileiro SA --
    Petrobras (Preference
    Shares) ADR                     40,000   $    1,066,400
  Tele Norte Leste
    Participacoes SA ADR            11,000          169,730
  Telesp Celular
    Participacoes SA ADR*           23,000          151,340
  Votorantim Celulose ADR            4,000          125,400
                                             --------------
                                                  7,436,204
                                             --------------
CANADA -- 1.6%
  Abitibi-Consolidated, Inc.        94,400          757,538
  Alcan, Inc.                       14,500          679,640
  BCE, Inc.                         37,200          831,944
  Bombardier, Inc. Class B         312,100        1,321,097
  Great-West Lifeco, Inc.            8,900          313,368
  Inco, Ltd.*                       16,000          639,505
  InterOil Corporation NPV*          9,000          219,385
  InterOil Corporation CDI*         90,000          210,212
  Manulife Financial
    Corporation                    128,200        4,151,804
  National Bank Of Canada           12,300          410,619
  Suncor Energy, Inc.               27,400          689,108
  Talisman Energy, Inc.             36,000        2,048,149
  TELUS Corporation                 50,500          945,715
  Thomson Corporation (The)         66,200        2,410,558
                                             --------------
                                                 15,628,642
                                             --------------
CHILE -- 0.4%
  AFP Provida SA ADR                40,000        1,128,400
  Banco Santander Chile SA           5,000          118,900
  Compania de
    Telecomunicaciones de
    Chile SA ADR                    10,000          149,500
  Distribucion y Servicio SA
    ADR                             25,200          520,632
  Embotelladora Andina SA ADR
    Class A                         30,100          316,050
  Embotelladora Andina SA ADR
    Class B                         40,000          438,400
  Empresa Nacional de
    Electricidad SA ADR*             4,000           46,800
  Enersis SA ADR                    17,000          125,120
  Lan Chile SA ADR                  42,000          735,000
                                             --------------
                                                  3,578,802
                                             --------------
CHINA -- 0.3%
  Beijing Datang Power
    Generation Co., Ltd.
    Class H                        176,000          125,818
  China Life Insurance Co.,
    Ltd.                           298,000          243,740
  Jiangsu Expressway Co.,
    Ltd. Class H                 1,434,100          761,974
  Sinotrans, Ltd. Class H        1,957,000          882,258
  Travelsky Technology, Ltd.
    Class H                        677,000          728,135
                                             --------------
                                                  2,741,925
                                             --------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
CROATIA -- 0.1%
  Pliva DD GDR                      61,400   $    1,013,714
                                             --------------
CZECH REPUBLIC -- 0.1%
  Cesky Telecom AS GDR              15,500          175,844
  Komercni Banka AS                  3,429          322,911
                                             --------------
                                                    498,755
                                             --------------
DENMARK -- 0.5%
  Novo-Nordisk AS Class B          127,100        5,178,176
  TDC AS                             4,200          151,546
                                             --------------
                                                  5,329,722
                                             --------------
ECUADOR -- 0.0%
  La Cemento Nacional GDR           26,250          479,063
                                             --------------
EGYPT -- 0.2%
  MobiNil - Egyptian Mobile
    Services                        57,695          704,412
  Orascom Construction
    Industries                      72,933          857,806
                                             --------------
                                                  1,562,218
                                             --------------
ESTONIA -- 0.1%
  Hansabank, Ltd.                   52,000        1,403,633
                                             --------------
FINLAND -- 0.6%
  Nokia OYJ                        201,500        3,484,567
  UPM-Kymmene OYJ                  133,600        2,547,972
                                             --------------
                                                  6,032,539
                                             --------------
FRANCE -- 9.3%
  Accor SA                          20,000          905,651
  Air Liquide SA                     7,912        1,397,175
  Assurances Generales de
    France                          27,100        1,471,905
  Aventis SA                        96,500        6,378,153
  BNP Paribas SA                    58,600        3,689,849
  Bouygues SA                      113,092        3,954,226
  Carrefour SA                     114,396        6,279,659
  Compagnie de Saint-Gobain        122,200        5,982,066
  Essilor International SA
    Compagnie Generale
    D'Optique                       14,100          729,188
  France Telecom SA                123,738        3,536,709
  Groupe Danone                      8,000        1,305,752
  L'Oreal SA                        77,063        6,318,233
  Lafarge SA                        31,680        2,821,150
  Pinault-Printemps-Redoute
    SA                              34,998        3,383,699
  Renault SA                        28,800        1,987,084
  Sanofi-Synthelabo SA             148,100       11,152,333
  Schneider Electric SA             15,500        1,014,695
  Societe BIC SA                    14,600          674,753
  Societe Generale Class A          81,300        7,178,355
  Societe Television
    Francaise 1                     80,000        2,793,138
  Thomson                           40,970          871,801
  Total SA                          81,881       15,223,587
  Valeo SA                          36,307        1,454,020
  Vivendi Universal SA              86,200        2,095,199
                                             --------------
                                                 92,598,380
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
GERMANY -- 5.3%
  Adidas-Salomon AG                 16,165   $    1,841,195
  Allianz AG                        40,543        5,117,991
  BASF AG                           48,993        2,754,929
  Bayer AG                         134,271        3,932,609
  Bayerische Hypo-und
    Vereinsbank AG                 118,771        2,747,553
  Bayerische Motoren Werke AG       91,853        4,257,818
  Continental AG                    51,300        1,945,751
  DaimlerChrysler AG                35,000        1,633,451
  Deutsche Bank AG                  16,600        1,375,656
  Deutsche Boerse AG                13,188          721,115
  E.ON AG                           32,600        2,127,553
  Epcos AG                           3,700           83,539
  Infineon Technologies AG          38,900          540,714
  Metro AG                          51,100        2,252,706
  Muenchener
    Rueckversicherungs AG            9,900        1,200,288
  RWE AG                           129,160        5,110,683
  SAP AG                             8,000        1,343,592
  SAP AG ADR                           700           29,092
  Schering AG                       22,600        1,144,538
  Siemens AG                        78,131        6,257,970
  ThyssenKrupp AG                   25,300          500,064
  Volkswagen AG                     94,978        5,289,201
                                             --------------
                                                 52,208,008
                                             --------------
GHANA -- 0.2%
  Ashanti Goldfields Co.,
    Ltd. GDR*                      184,100        2,400,664
                                             --------------
GREECE -- 0.3%
  Commercial Bank of Greece         10,600          266,337
  Hellenic
    Tellecommunications
    Organization SA                130,000        1,718,466
  Piraeus Bank SA                   75,000          915,742
                                             --------------
                                                  2,900,545
                                             --------------
HONG KONG -- 3.9%
  Cheung Kong Holdings, Ltd.        89,000          707,887
  China Mobile (Hong Kong),
    Ltd.                         1,476,100        4,534,621
  China Resources Power
    Holdings Co.*                1,212,000          565,910
  Citic Pacific, Ltd.              200,000          510,073
  CLP Holdings, Ltd.             1,150,000        5,480,705
  CNOOC, Ltd.                    1,243,500        2,434,592
  Hang Lung Properties, Ltd.       423,000          542,126
  Hang Seng Bank, Ltd.              37,600          493,998
  Hong Kong & China Gas Co.,
    Ltd.                         4,850,000        7,402,815
  Hongkong Electric Holdings,
    Ltd.                           552,500        2,184,779
  Hongkong Land Holdings,
    Ltd.                           283,000          481,100
  Hutchison Whampoa, Ltd.          261,000        1,924,655
  Jardine Matheson Holdings,
    Ltd.                           263,600        2,398,760

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Johnson Electric Holdings,
    Ltd.                           542,000   $      691,148
  Legend Group, Ltd.               558,000          238,981
  Li & Fung, Ltd.                  516,000          883,971
  Shangri-La Asia, Ltd.            463,000          435,352
  Sun Hung Kai Properties,
    Ltd.                           235,485        1,948,827
  Swire Pacific, Ltd. Class A      248,500        1,533,200
  Wharf Holdings, Ltd.           1,308,000        3,622,289
                                             --------------
                                                 39,015,789
                                             --------------
HUNGARY -- 0.2%
  Matav Rt. ADR                     34,200          639,882
  Mol Magyar Olaj-es Gazipari
    Rt.                              8,164          248,561
  Mol Magyar Olaj-es Gazipari
    Rt. GDR                         24,681          702,421
  OTP Bank Rt.                      28,541          368,086
                                             --------------
                                                  1,958,950
                                             --------------
INDIA -- 1.1%
  Andhra Bank, Ltd.                680,000          801,841
  Asian Paints (India) Ltd.        100,000          736,767
  Bajaj Auto, Ltd. GDR              11,584          281,491
  Bharat Heavy Electricals,
    Ltd.                            22,900          254,949
  Bharti Televentures. Ltd.*       343,115          790,387
  Canara Bank, Ltd.                 62,000          185,355
  Dr. Reddy's Laboratories,
    Ltd.                             8,000          250,398
  GAIL India, Ltd. GDR              92,700        3,086,909
  HCL Technologies, Ltd.            52,782          354,464
  HDFC Bank, Ltd.                   20,100          161,527
  Infosys Technologies, Ltd.         5,100          621,915
  Maruti Udyog Ltd.*                29,068          239,743
  Punjab National Bank              55,228          292,149
  Ranbaxy Laboratories, Ltd.
    GDR                             83,500        2,129,250
  Reliance Industries, Ltd.         16,300          204,710
  Tata Motors, Ltd. GDR             62,278          617,387
                                             --------------
                                                 11,009,242
                                             --------------
INDONESIA -- 0.5%
  Bank Rakyat Indonesia*         1,722,000          255,565
  PT Astra International,
    Inc. TBK                       163,500           97,061
  PT Bank Mandiri Persero TBK    4,186,223          497,029
  PT Ramayana Lestari Sentosa
    TBK                          1,718,700          887,663
  PT Telekomunikasi Indonesia
    TBK                          2,943,600        2,359,075
  PT Unilever Indonesia TBK      3,000,000        1,291,184
                                             --------------
                                                  5,387,577
                                             --------------
IRELAND -- 0.5%
  Allied Irish Banks PLC           105,000        1,674,067
  CRH PLC                          128,462        2,636,838
  Irish Life & Permanent PLC        59,300          957,417
                                             --------------
                                                  5,268,322
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
ISRAEL -- 0.2%
  Bank Hapoalim, Ltd.               66,700   $      163,904
  Check Point Software
    Technologies, Ltd.*             33,200          558,424
  Orbotech, Ltd.*                   24,000          574,080
  Teva Pharmaceutical
    Industries, Ltd. ADR            14,200          805,282
                                             --------------
                                                  2,101,690
                                             --------------
ITALY -- 2.7%
  Assicurazioni Generali SpA        14,100          373,486
  Banca Intesa SpA               2,487,368        9,726,087
  Ente Nazionale Idrocarburi
    SpA                            411,913        7,772,728
  Fiat SpA                         182,183        1,397,165
  Mediaset SpA                     444,723        5,284,171
  Telecom Italia Mobile SpA        307,800        1,673,332
  UniCredito Italiano SpA           80,600          435,126
                                             --------------
                                                 26,662,095
                                             --------------
JAPAN -- 20.7%
  Advantest Corporation             46,800        3,711,860
  Aeon Co., Ltd.                    64,000        2,143,884
  Aiful Corporation                  7,605          556,342
  Bridgestone Corporation          169,000        2,272,362
  Canon, Inc.                      280,400       13,055,855
  Chugai Pharmaceutical Co.,
    Ltd.                            26,600          382,482
  Dai Nippon Printing Co.,
    Ltd.                            28,000          393,207
  Daiwa House Industry Co.,
    Ltd.                            47,000          499,953
  Daiwa Securities Group,
    Inc.                            61,000          414,939
  Denso Corporation                310,100        6,105,356
  Eisai Co., Ltd.                  267,100        7,202,752
  Fanuc, Ltd.                       85,600        5,127,853
  Fuji Photo Film Co., Ltd.        154,000        4,971,914
  Fujisawa Pharmaceutical
    Co., Ltd.                      140,000        2,984,977
  Hirose Electric Co., Ltd.         41,000        4,705,608
  Hitachi, Ltd.                    506,000        3,050,070
  Honda Motor Co., Ltd.            177,100        7,865,969
  Hoya Corporation                  11,900        1,092,619
  Ito-Yokado Co., Ltd.             141,000        4,433,797
  Japan Airlines System
    Corporation                    102,000          269,348
  Kansai Electric Power Co.,
    Inc. (The)                      49,000          858,654
  Kao Corporation                  230,000        4,678,548
  Keyence Corporation               19,700        4,152,496
  Matsushita Electric
    Industrial Co., Ltd.           494,686        6,840,764
  Millea Holdings, Inc.                525        6,858,263
  Mitsubishi Corporation            86,000          911,598
  Mitsubishi Estate Co., Ltd.      650,000        6,162,172
  Mitsubishi Heavy
    Industries, Ltd.               142,000          394,849

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Mitsubishi Motors
    Corporation*                   180,000   $      367,827
  Mitsubishi Tokyo Financial
    Group, Inc.                        658        5,132,854
  Mitsui Fudosan Co., Ltd.          88,000          794,849
  Mitsui Sumitomo Insurance
    Co., Ltd.                      144,000        1,182,420
  Murata Manufacturing Co.,
    Ltd.                           101,900        5,505,281
  NEC Corporation                  348,000        2,562,023
  NEC Electronics Corporation          500           36,577
  Nidec Corporation                  7,000          668,191
  Nikko Cordial Corporation        570,000        3,175,236
  Nikon Corporation                 42,000          633,312
  Nintendo Co., Ltd.                16,600        1,548,941
  Nippon Express Co., Ltd.         376,000        1,775,273
  Nippon Steel Corporation         224,000          480,732
  Nippon Telegraph &
    Telephone Corporation              500        2,412,056
  Nippon Yusen Kabushiki
    Kaisha                         277,000        1,253,569
  Nissan Motor Co., Ltd.           456,800        5,217,162
  Nitto Denko Corporation           26,200        1,393,487
  Nomura Holdings, Inc.            159,000        2,707,614
  NTT DoCoMo, Inc.                   1,842        4,176,598
  ORIX Corporation                  37,500        3,100,214
  Pioneer Corporation               28,000          773,351
  Ricoh Co., Ltd.                   22,000          434,170
  Rohm Co., Ltd.                    44,710        5,239,877
  Sankyo Co. Ltd.                   53,000          996,501
  Secom Co., Ltd.                   70,000        2,612,671
  Sekisui House, Ltd.              113,000        1,167,220
  Shimamura Co., Ltd.                5,500          373,612
  Shin-Etsu Chemical Co.,
    Ltd.                           165,900        6,780,274
  Shionogi & Co., Ltd.              87,000        1,620,342
  SMC Corporation                    8,400        1,045,591
  Softbank Corp.                     4,400          134,665
  Sompo Japan Insurance, Inc.       43,900          360,884
  Sony Corporation                  58,000        2,007,838
  Sumitomo Chemical Co., Ltd.      452,000        1,864,178
  Suzuki Motor Corporation         105,000        1,553,886
  Takeda Chemical Industries,
    Ltd.                           226,400        8,978,258
  TDK Corporation                   11,100          799,589
  Tokyo Electron, Ltd.              35,700        2,711,561
  Toray Industries, Inc.           167,000          698,106
  Toyota Motor Corporation         189,600        6,404,330
  UFJ Holdings, Inc.                   343        1,648,269
  Uni-Charm Corporation              5,400          265,541
  Vodafone Holdings KK                 652        1,746,049
  West Japan Railway Co.               483        1,897,387
  Yahoo Japan Corporation*              70          940,562
  Yamanouchi Pharmaceutical
    Co., Ltd.                      168,700        5,241,868
  Yamato Transport Co., Ltd.        22,000          259,065
                                             --------------
                                                204,778,352
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
JORDAN -- 0.0%
  Arab Bank PLC                        850   $      365,656
                                             --------------
LUXEMBOURG -- 0.1%
  SES Global                        48,900          493,441
                                             --------------
MALAYSIA -- 0.6%
  Commerce Asset Holdings BHD      347,900          375,366
  Gamuda BHD                       137,100          229,101
  Hong Leong Bank BHD              273,500          374,263
  Malayan Banking BHD              144,200          366,192
  Malaysian Oxygen BHD             167,000          509,789
  Maxis Communications BHD         295,700          587,509
  MK Land Holdings BHD             105,000           63,553
  OYL Industries BHD               109,000        1,046,974
  Public Bank BHD                1,291,250          961,641
  Public Bank (Foreign
    Market) BHD                    806,250          657,730
  Road Builder M Holdings BHD      166,700          156,172
  Transmile Group BHD              420,000          548,211
                                             --------------
                                                  5,876,501
                                             --------------
MEXICO -- 1.3%
  America Movil SA de CV ADR
    Series L                        78,800        2,154,392
  Cemex SA de CV                   192,167        1,004,677
  Cemex SA de CV ADR                91,714        2,402,907
  Coca-Cola Femsa SA de CV
    ADR*                            37,500          796,500
  Grupo Financiero Banorte SA
    de CV Class O                   10,000           34,706
  Grupo Financiero BBVA
    Bancomer SA de CV Series
    B*                           1,320,500        1,128,105
  Grupo Mexico SA de CV
    Series B                         6,000           15,377
  Grupo Televisa SA ADR             24,642          982,230
  Kimberly-Clark de Mexico SA
    de CV Class A                  131,400          336,766
  Telefonos de Mexico SA de
    CV ADR Class L                  94,600        3,124,639
  Wal-Mart de Mexico SA de CV
    Series C                       120,000          320,897
  Wal-Mart de Mexico SA de CV
    Series V                       259,698          740,228
                                             --------------
                                                 13,041,424
                                             --------------
NETHERLANDS -- 5.0%
  ABN AMRO Holding NV              203,226        4,755,099
  Aegon NV                         248,567        3,677,713
  Akzo Nobel NV                     41,000        1,582,492
  ASML Holding NV*                  35,900          711,842
  IHC Caland NV                     33,700        1,827,825
  ING Groep NV                     238,747        5,568,153
  Koninklijke Numico NV             13,600          375,853
  Koninklijke Philips
    Electronics NV                  18,500          540,206

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Reed Elsevier NV                 238,274   $    2,960,392
  Royal Dutch Petroleum Co.        270,388       14,256,078
  Royal Dutch Petroleum Co.
    (New York Shares)               12,100          633,919
  Royal KPN NV*                    278,000        2,146,014
  TPG NV                            93,600        2,192,422
  Unilever NV                       58,372        3,817,594
  VNU NV                           130,342        4,118,399
                                             --------------
                                                 49,164,001
                                             --------------
NEW ZEALAND -- 0.6%
  Telecom Corporation of New
    Zealand, Ltd.                1,563,823        5,513,538
                                             --------------
NORWAY -- 0.6%
  DnB NOR ASA                       66,000          440,476
  Norsk Hydro ASA                   56,400        3,480,069
  Norske Skogindustrier ASA         19,100          364,613
  Statoil ASA                      144,000        1,617,965
                                             --------------
                                                  5,903,123
                                             --------------
PERU -- 0.1%
  Compania de Minas
    Buenaventura SA ADR             21,900          619,332
                                             --------------
PHILIPPINES -- 0.1%
  Bank of the Philippine
    Islands                        347,800          291,295
  Philippine Long Distance
    Telephone Co.*                   7,840          136,974
  SM Prime Holdings, Inc.          996,000          116,607
                                             --------------
                                                    544,876
                                             --------------
POLAND -- 0.0%
  Bank Pekao SA                      6,789          195,894
  Polski Koncern Naftowy
    Orlen GDR                        6,090           81,354
                                             --------------
                                                    277,248
                                             --------------
PORTUGAL -- 0.2%
  Portugal Telecom SGPS SA         173,067        1,742,022
                                             --------------
RUSSIA -- 0.6%
  Gazprom ADR                        4,635          120,047
  LUKOIL ADR                        22,594        2,101,242
  Mining and Metallurgical
    Co. Norilsk Nickel ADR          19,600        1,276,940
  Mobile Telesystems ADR            20,000        1,656,000
  Vimpel-Communications ADR*         2,000          147,000
  Wimm-Bill-Dann Foods OJSC
    ADR*                            11,500          195,500
  YUKOS ADR                          7,757          330,448
                                             --------------
                                                  5,827,177
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
SINGAPORE -- 1.3%
  DBS Group Holdings, Ltd.         185,000   $    1,601,307
  DBS Group Holdings, Ltd.
    ADR 144A                       124,000        1,073,307
  Oversea-Chinese Banking
    Corporation, Ltd.              346,000        2,465,171
  Singapore Airlines, Ltd.          56,000          369,310
  Singapore
    Telecommunications, Ltd.     3,246,800        3,747,117
  United Overseas Bank, Ltd.       341,000        2,650,415
  Venture Corporation, Ltd.         42,000          494,612
                                             --------------
                                                 12,401,239
                                             --------------
SOUTH AFRICA -- 1.3%
  ABSA Group, Ltd.                  77,300          488,003
  Alexander Forbes, Ltd.           400,000          704,120
  Anglo American PLC               198,084        4,243,596
  AngloGold, Ltd.                    5,400          254,014
  FirstRand, Ltd.                  142,600          190,561
  Gold Fields, Ltd.                 16,500          236,067
  Impala Platinum Holdings,
    Ltd.                             3,770          327,581
  Iscor, Ltd.                       50,400          217,456
  Massmart Holdings, Ltd.           20,200           92,300
  MTN Group, Ltd.*                 493,400        2,102,956
  Nedcor, Ltd.                      22,200          206,302
  Old Mutual PLC                    97,800          163,073
  Pick'n Pay Stores, Ltd.           44,100          117,270
  Sanlam, Ltd.                     300,400          396,033
  Sasol, Ltd.                      138,900        1,976,854
  Standard Bank Group, Ltd.        158,760          931,868
  VenFin, Ltd.*                    199,900          631,894
                                             --------------
                                                 13,279,948
                                             --------------
SOUTH KOREA -- 2.5%
  Daewoo Shipbuilding &
    Marine Engineering Co.,
    Ltd.*                           38,630          496,046
  Hyundai Mobis                     22,290        1,199,151
  Hyundai Motor Co., Ltd.           35,450        1,502,497
  Kia Motors Corporation            17,490          160,001
  Kookmin Bank                      72,901        2,731,876
  Kookmin Bank ADR                  37,179        1,406,853
  Korea Electric Power
    Corporation                     52,300          939,337
  KT Corporation                    27,670        1,035,738
  KT Corporation ADR                18,650          355,656
  KT Freetel*                       24,000          384,725
  LG Chem, Ltd.                      3,810          175,871
  LG Electronics, Inc.               4,470          219,842
  POSCO                              4,780          653,915
  POSCO ADR                          5,100          173,247
  S-Oil Corporation                 37,700          885,942
  S1 Corporation                    39,280          774,721
  Samsung Electronics Co.,
    Ltd.                            12,030        4,553,530
  Samsung Electronics Co.,
    Ltd. GDR                           100           18,800

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Samsung Electronics Co.,
    Ltd. GDR 144A                    9,859   $    1,865,887
  Samsung Electronics Co.,
    Ltd. (Non-Voting Shares)
    GDR 144A                        10,109        1,041,443
  Samsung Fire & Marine
    Insurance Co., Ltd.             21,250        1,221,674
  Shinsegae Co., Ltd.                6,180        1,504,154
  SK Telecom Co., Ltd.               5,030          840,092
  SK Telecom Co., Ltd. ADR          33,055          616,476
  Tae Young Corporation             10,000          344,104
                                             --------------
                                                 25,101,578
                                             --------------
SPAIN -- 3.3%
  Acerinox SA                       15,439          727,939
  Acs, Actividades Cons y
    Serv*                           32,763        1,599,312
  Banco Bilbao Vizcaya
    Argentaria SA                  303,112        4,186,524
  Banco Santander Central
    Hispano SA                     367,608        4,353,985
  Endesa SA                        131,800        2,535,255
  Iberdrola SA                     205,800        4,067,717
  Inditex SA                       233,400        4,739,833
  Repsol YPF SA                     28,800          561,615
  Telefonica SA                    710,100       10,425,787
                                             --------------
                                                 33,197,967
                                             --------------
SWEDEN -- 1.8%
  Assa Abloy AB Class B             79,374          943,182
  Autoliv, Inc. AB                  24,291          921,635
  Electrolux AB Class B             91,900        2,018,012
  ForeningsSparbanken AB            81,600        1,604,714
  Hennes & Mauritz AB Class B      144,200        3,426,987
  Nordea AB                        400,000        2,995,011
  Sandvik AB                        50,900        1,754,367
  Svenska Handelsbanken Class
    A                               24,900          508,707
  Volvo AB Class B                 121,724        3,721,775
                                             --------------
                                                 17,894,390
                                             --------------
SWITZERLAND -- 3.8%
  ABB, Ltd.                         85,254          432,216
  Adecco SA                         31,779        2,042,798
  Ciba Specialty Chemicals,
    Inc.                            16,700        1,292,250
  Compagnie Financiere
    Richemont AG Class A           102,849        2,469,873
  Credit Suisse Group               76,514        2,799,482
  Holcim, Ltd.                      39,565        1,842,688
  Logitech International SA*        31,700        1,371,296
  Nestle SA                         32,600        8,145,057
  Novartis AG                      127,267        5,778,081
  Roche Holding AG                  28,862        2,911,287
  Serono SA Class B                    594          423,617
  STMicroelectronics NV             38,500        1,039,885
  Swiss Reinsurance                 41,584        2,807,571
  Swisscom AG                        7,070        2,332,371

                                 SHARES          VALUE
                               -----------   --------------
  Synthes-Stratec, Inc.                542   $      536,412
  UBS AG                            25,504        1,746,666
                                             --------------
                                                 37,971,550
                                             --------------
TAIWAN -- 1.5%
  Advanced Semiconductor
    Engineering, Inc.*             185,000          190,177
  Asustek Computer, Inc.           194,000          428,571
  Cathay Financial Holding
    Co., Ltd.                      193,000          289,926
  Cathay Financial Holding
    Co., Ltd. GDR*                   7,024          106,765
  China Steel Corporation GDR
    144A                            52,700          875,489
  Chinatrust Financial
    Holding Co., Ltd.            1,982,580        1,991,340
  Compal Electronics, Inc.         862,650        1,181,538
  Faraday Technology
    Corporation                    237,500          538,660
  First Financial Holding
    Co., Ltd.*                   2,304,000        1,608,389
  Fubon Financial Holding
    Co., Ltd.                      347,000          332,180
  HON HAI Precision Industry
    Co., Ltd.                      193,000          758,925
  MediaTek, Inc.                    47,400          445,378
  Phoenixtec Power Co., Ltd.       322,605          378,194
  Taiwan Semiconductor
    Manufacturing Co., Ltd.*     2,547,640        4,765,099
  United Microelectronics
    Corporation*                   997,984          855,415
  Yageo Corporation*               368,000          163,676
  Yang Ming Marine Transport
    Corporation                    185,000          183,638
                                             --------------
                                                 15,093,360
                                             --------------
THAILAND -- 0.5%
  Advanced Info Service
    Public Co., Ltd.               413,700          882,268
  Bangkok Bank Public Co.,
    Ltd.*                          205,400          596,151
  BEC World Public Co., Ltd.        56,200          320,555
  Kasikornbank Public Co.,
    Ltd.*                          349,100          616,746
  PTT Exploration and
    Production Public Co.,
    Ltd.                           197,900        1,338,562
  PTT Public Co., Ltd.             151,400          706,896
  Siam Cement Public Co.,
    Ltd.                            21,400          149,067
  Siam Commercial Bank Public
    Co., Ltd.*                     231,200          315,094
                                             --------------
                                                  4,925,339
                                             --------------
TURKEY -- 0.1%
  Akbank TAS                    56,554,924          295,857
  Hurriyet Gazetecilik Ve
    Matbaacilik AS*             38,897,548          138,425
  Migros Turk TAS               48,090,000          687,978

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Tupras-Turkiye Petrol
    Rafinerileri AS              6,308,296   $       52,532
  Turkiye IS Bankasi Class C*   54,710,068          221,955
                                             --------------
                                                  1,396,747
                                             --------------
UNITED KINGDOM -- 16.2%
  Antofagasta PLC                  148,800        2,810,260
  ARM Holdings PLC*                110,000          253,039
  AstraZeneca PLC                  212,428       10,299,335
  Aviva PLC                        189,663        1,664,529
  BAE Systems PLC                  706,034        2,126,531
  Barclays PLC                     117,200        1,045,360
  BG Group PLC                   2,323,118       11,925,203
  BHP Billiton PLC                 204,063        1,781,522
  BOC Group PLC                    152,300        2,326,990
  Boots Group PLC                  582,534        7,205,937
  BP PLC                           810,479        6,572,507
  Brambles Industries PLC          638,524        2,326,123
  British Airways PLC*             326,782        1,360,104
  Cadbury Schweppes PLC            300,000        2,203,236
  Centrica PLC                     636,500        2,404,208
  Compass Group PLC                 45,400          308,838
  GKN PLC                          503,116        2,404,753
  GlaxoSmithKline PLC              334,968        7,675,460
  GUS PLC                          262,761        3,638,416
  HBOS PLC                         531,261        6,880,779
  HSBC Holdings PLC                429,764        6,754,849
  Intercontinental Hotels
    Group PLC                      429,474        4,067,089
  Johnson Matthey PLC              125,000        2,195,180
  Kingfisher PLC                 1,263,173        6,297,659
  Lloyds TSB Group PLC             954,644        7,656,153
  National Grid Transco PLC        135,500          970,872
  Next PLC                         216,503        4,352,460
  Pearson PLC                      365,238        4,066,844
  Prudential PLC                    49,800          421,010
  Reckitt Benckiser PLC            181,720        4,111,885
  Reed Elsevier PLC                233,348        1,951,841
  Rentokil Initial PLC             211,206          718,375
  Rio Tinto PLC                    143,877        3,974,188
  Royal Bank of Scotland
    Group PLC                       96,900        2,855,254
  Scottish Power PLC               145,700          970,924
  Shell Transport & Trading
    Co. PLC                        854,326        6,354,564
  Smith & Nephew PLC               189,633        1,592,976
  Smiths Group PLC                 151,700        1,795,057
  Standard Chartered PLC            99,600        1,644,814

                                 SHARES          VALUE
                               -----------   --------------
  Tesco PLC                        409,200   $    1,888,102
  Trinity Mirror PLC                83,800          846,836
  Unilever PLC                     295,500        2,754,723
  Vodafone Group PLC             5,649,246       14,006,556
  Xstrata PLC                      110,000        1,240,579
                                             --------------
                                                160,701,920
                                             --------------
VENEZUELA -- 0.0%
  Compania Anonima Nacional
    Telefonos de Venezuela
    ADR                              2,001           30,535
                                             --------------
TOTAL FOREIGN COMMON STOCK
  (Cost $799,884,877)                           959,612,173
                                             --------------
FOREIGN PREFERRED STOCK -- 0.3%
BRAZIL -- 0.1%
  Caemi Mineracao e
    Metalurgica SA                  70,300           30,947
  Companhia de Tecidos do
    Norte de Minas --
    Coteminas                    4,986,860          377,687
  Investimentos Itau SA            317,412          375,173
  Telemar Norte Leste SA
    Class A                      2,000,000           39,931
                                             --------------
                                                    823,738
                                             --------------
JAPAN -- 0.2%
  SMFG Finance, Ltd.
    2.25%, 07/11/05              6,000,000          105,113
  SMFG Finance, Ltd. 144A
    2.25%, 07/11/05             78,000,000        1,366,474
                                             --------------
                                                  1,471,587
                                             --------------
TOTAL FOREIGN PREFERRED STOCK
  (Cost $1,248,414)                               2,295,325
                                             --------------
SHORT-TERM INVESTMENTS -- 11.2%
  AB Funds Trust -- Money
    Market Fund
    (Retirement Class)(         28,019,554       28,019,554
  Northern Institutional
    Liquid Assets Portfolio
    sec.                        83,255,194       83,255,194
                                             --------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $111,274,748)                           111,274,748
                                             --------------
TOTAL INVESTMENTS -- 108.3%
  (Cost $912,573,733)                         1,073,447,458
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (8.3%)                              (81,959,351)
                                             --------------
NET ASSETS -- 100.0%                         $  991,488,107
                                             ==============

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS ABBREVIATIONS AND FOOTNOTES

INVESTMENT ABBREVIATIONS:
ADR    --   American Depository Receipt
CONV   --   Convertible
GDR    --   Global Depository Receipt
IO     --   Interest Only (Principal amount shown is
            notional)
PO     --   Principal Only
REIT   --   Real Estate Investment Trust
STEP   --   Stepped Coupon Bonds (1)
STRIP  --   Stripped Security
TBA    --   To be announced.
144A   --   Security was purchased pursuant to Rule
            144A under the Securities Act of 1933
            and may not be resold subject to that
            rule except to qualified institutional
            buyers.
INVESTMENT FOOTNOTES:
++++   --   All or a portion of the security was
            held as collateral for open futures,
            options and/or swap contracts.
@      --   Illiquid.
*      --   Non-income producing security.
#      --   Security in default.
+      --   Security is valued at fair value.
sec.   --   Security purchased with the cash
            proceeds from securities loaned.
++     --   Variable rate security (1).
(omg)  --   Interest rates shown reflect the
            effective yields as of December 31,
            2003.
(inf)  --   Affiliated fund.
FOREIGN BOND FOOTNOTES:
(A)    --   Par is denominated in Australian
            Dollars.
(C)    --   Par is denominated in Canadian Dollars.
(E)    --   Par is denominated in European Euros.
(K)    --   Par is denominated in Norwegian Krone.
(N)    --   Par is denominated in New Zealand
            Dollars.
(R)    --   Par is denominated in South African
            Rand.
(S)    --   Par is denominated in Swiss Francs.
(W)    --   Par is denominated in Swedish Kronas.
SWAP AGREEMENT FOOTNOTES:
(a)    --   Counterparty to contract is Goldman
            Sachs Capital Markets, LP.
(b)    --   Counterparty to contract is UBS AG.
(c)    --   Counterparty to contract is Morgan
            Stanley Capital Services.
(d)    --   Counterparty to contract is Barclays
            Capital.
(e)    --   Counterparty to contract is Lehman
            Brothers Special Financing, Inc.
(f)    --   Counterparty to contract is Citibank NA
            London.
(g)    --   Counterparty to contract is JPMorgan
            Chase Bank.
(h)    --   Counterparty to contract is Merrill
            Lynch Capital Services, Inc.

(1) With the exception of Interest Only (IO) securities, the interest rates shown reflect the rates currently in effect.

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES

                                                                 MONEY        LOW-DURATION    MEDIUM-DURATION
                     DECEMBER 31, 2003                        MARKET FUND      BOND FUND         BOND FUND
                     -----------------                        ------------   --------------   ---------------
ASSETS
Investments at value (1)(2)                                   $921,287,130   $1,017,904,502   $1,111,888,922
Options purchased at value (3)                                          --               --               --
Cash                                                                   294        1,283,464        2,585,060
Cash collateral for futures                                             --               --          301,150
Foreign currency (4)                                                    --           89,135        4,870,495
Receivables:
  Dividends and reclaims                                                --           17,641           82,467
  Interest                                                       1,302,095        4,013,168        5,360,485
  Interest on swaps                                                     --               --          387,769
  Investment securities sold                                            --               --       11,386,719
  Maturities                                                            --          173,524           15,798
  Fund shares sold                                               4,132,485           24,806          184,983
  Variation margin                                                      --           43,131          125,985
  Securities lending                                                   347           32,240           23,746
  Unrealized appreciation on foreign currency exchange
    contracts                                                           --               --          888,060
  Unrealized appreciation on swap agreements                            --           90,042        2,475,973
  Receivable from administrator                                         --               --               --
Prepaid expenses and other assets                                   22,211           20,905           21,150
                                                              ------------   --------------   --------------
  Total Assets                                                 926,744,562    1,023,692,558    1,140,598,762
                                                              ------------   --------------   --------------
LIABILITIES
Cash overdraft                                                          --               --               --
Options written at value (5)                                            --          506,106        2,570,081
Unrealized depreciation on foreign currency exchange
  contracts                                                             --        1,070,417        2,032,280
Unrealized depreciation on swap agreements                              --          113,766        2,945,016
Collateral held for securities on loan at value                    195,700      200,386,436      173,739,800
Payables:
  Investment securities purchased                                       --       17,638,687      146,100,231
  Fund shares redeemed                                           1,472,574           60,891        1,176,430
  Interest on swaps                                                     --               --          639,532
  Variation margin                                                      --           24,125           23,063
  Distributions                                                    238,426               --               --
  Securities lending                                                   104            9,642            7,073
  Excise tax payable                                                    --               --               --
Accrued expenses
  Advisory fee payable                                             110,685           91,964           83,890
  Distribution fee payable                                             683            1,924            1,914
  Other accrued expenses                                           115,644          225,980          253,330
  Service fee payable                                              140,534          119,555          121,909
Other liabilities                                                       --               --               --
                                                              ------------   --------------   --------------
  Total Liabilities                                              2,274,350      220,249,493      329,694,549
                                                              ------------   --------------   --------------
NET ASSETS                                                    $924,470,212   $  803,443,065   $  810,904,213
                                                              ============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-in-capital                                               $924,479,713   $  799,124,290   $  792,265,007
Undistributed net investment income (loss)                              --         (805,080)      (1,114,144)
Accumulated net realized gain (loss) on investments, foreign
  currency transactions and derivative transactions                 (9,501)         671,003        5,249,119
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and derivative transactions             --        4,452,852       14,504,231
                                                              ------------   --------------   --------------
NET ASSETS                                                    $924,470,212   $  803,443,065   $  810,904,213
                                                              ============   ==============   ==============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class                     $  8,035,084   $   22,452,421   $   22,640,056
                                                              ------------   --------------   --------------
Retail shares outstanding                                        8,037,278        2,352,631        2,434,543
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    Retail share                                              $       1.00   $         9.54   $         9.30
                                                              ============   ==============   ==============
Net assets applicable to the Retirement Class                 $853,062,034   $  727,264,623   $  741,742,849
                                                              ------------   --------------   --------------
Retirement shares outstanding                                  853,034,083       55,929,003       54,617,534
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    Retirement share                                          $       1.00   $        13.00   $        13.58
                                                              ============   ==============   ==============
Net assets applicable to the Institutional class              $ 63,373,094   $   53,726,021   $   46,521,308
                                                              ------------   --------------   --------------
Institutional shares outstanding                                63,373,845        5,649,860        5,033,943
                                                              ------------   --------------   --------------
  Net asset value, offering price and redemption price per
    Institutional share                                       $       1.00   $         9.51   $         9.24
                                                              ============   ==============   ==============
---------------
(1) Investments at cost                                       $921,287,130   $1,012,696,548   $1,095,202,072
                                                              ============   ==============   ==============
(2) Includes securities loaned of:                            $ 10,440,941   $  278,262,422   $  188,293,358
                                                              ============   ==============   ==============
(3) Premiums paid on options purchased                                  --               --   $        1,412
                                                              ============   ==============   ==============
(4) Foreign currency at cost                                            --   $       86,119   $    4,713,968
                                                              ============   ==============   ==============
(5) Premiums received on options written                                --   $     (595,524)  $   (2,778,035)
                                                              ============   ==============   ==============
(6) Net of $302,816 accrued foreign capital gains taxes on
  appreciated securities.

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY          VALUE            GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND     EQUITY FUND      EQUITY FUND     EQUITY FUND     EQUITY FUND
    -----------------   ------------   --------------   --------------   ------------   --------------
      $443,557,662      $452,817,464   $1,372,396,427   $1,426,509,137   $514,304,500   $1,073,447,458
                --                --               --               --             --               --
                --                --               --                2          8,000               --
                --                --               --               --             --               --
                --                --               --               --             --        1,143,600
             6,142           542,402        2,369,713          652,303        209,682        1,283,169
         4,437,941                --               --               --             --              287
                --                --               --               --             --               --
             3,750                --        3,440,772        4,206,595      1,932,946          733,420
                --                --               --               --             --               --
         1,753,023           142,035          283,705           64,477        355,122          629,992
                --            26,100           78,750          113,100             --               --
            18,211             3,142           22,182           12,224         19,701           25,759
                --                --               --               --             --           20,247
                --                --               --               --             --               --
                --                --               --               --             --            7,501
            17,506            16,145           22,867           24,576         15,927           20,110
      ------------      ------------   --------------   --------------   ------------   --------------
       449,794,235       453,547,288    1,378,614,416    1,431,582,414    516,845,878    1,077,311,543
      ------------      ------------   --------------   --------------   ------------   --------------
                --                --               --               --             --              403
                --                --               --               --             --               --
                --                --               --          126,811             --          895,634
                --                --               --               --             --               --
         7,364,318        20,889,981      132,608,734       42,718,010    105,886,727       83,255,194
                --                --        3,273,535        4,439,719      3,408,275          698,213
            15,393            28,927            3,224          257,740      1,392,206            6,798
                --                --               --               --             --               --
                --                --               --               --         71,500               --
                --                --               --               --             --               --
             5,436               920            6,591            3,652          5,674            7,681
                --                --               --               --             --            7,501
            93,978            31,569          395,618          464,234         29,732          206,917
             2,343             1,431            1,603            1,491          1,823            1,660
           137,664            60,778          355,058          496,429        354,183          597,889
            66,076            62,398          182,688          204,695         58,537          145,546
            17,097                --               --               --             --               --
      ------------      ------------   --------------   --------------   ------------   --------------
         7,702,305        21,076,004      136,827,051       48,712,781    111,208,657       85,823,436
      ------------      ------------   --------------   --------------   ------------   --------------
      $442,091,930      $432,471,284   $1,241,787,365   $1,382,869,633   $405,637,221   $  991,488,107
      ============      ============   ==============   ==============   ============   ==============
      $413,747,593      $404,913,048   $1,173,451,527   $1,564,015,099   $346,314,468   $  950,130,131
           810,584           510,613           55,133               --             --       (1,565,570)
         2,886,995        (8,629,140)     (83,673,622)    (327,369,027)   (13,524,573)    (116,927,567)(6)
        24,646,758        35,676,763      151,954,327      146,223,561     72,847,326      159,851,113
      ------------      ------------   --------------   --------------   ------------   --------------
      $442,091,930      $432,471,284   $1,241,787,365   $1,382,869,633   $405,637,221   $  991,488,107
      ============      ============   ==============   ==============   ============   ==============
      $ 27,977,513      $ 17,394,809   $   19,680,049   $   18,099,443   $ 22,520,186   $   20,434,341
      ------------      ------------   --------------   --------------   ------------   --------------
         3,032,939         1,904,164        1,987,723        1,992,726      1,972,928        1,865,711
      ------------      ------------   --------------   --------------   ------------   --------------
      $       9.22      $       9.14   $         9.90   $         9.08   $      11.41   $        10.95
      ============      ============   ==============   ==============   ============   ==============
      $385,110,204      $382,067,335   $1,152,116,281   $1,285,222,737   $357,702,508   $  920,664,172
      ------------      ------------   --------------   --------------   ------------   --------------
        26,047,558        25,262,231       75,384,728       88,349,910     23,864,370       71,037,081
      ------------      ------------   --------------   --------------   ------------   --------------
      $      14.78      $      15.12   $        15.28   $        14.55   $      14.99   $        12.96
      ============      ============   ==============   ==============   ============   ==============
      $ 29,004,213      $ 33,009,140   $   69,991,035   $   79,547,453   $ 25,414,527   $   50,389,594
      ------------      ------------   --------------   --------------   ------------   --------------
         3,143,519         3,633,875        7,040,281        8,684,511      2,205,692        4,557,611
      ------------      ------------   --------------   --------------   ------------   --------------
      $       9.23      $       9.08   $         9.94   $         9.16   $      11.52   $        11.06
      ============      ============   ==============   ==============   ============   ==============
      $418,942,220      $417,576,886   $1,221,652,776   $1,281,895,529   $441,929,844   $  912,573,733
      ============      ============   ==============   ==============   ============   ==============
      $133,234,273      $ 24,818,321   $  133,585,805   $   70,392,278   $102,781,263   $   82,411,268
      ============      ============   ==============   ==============   ============   ==============
                --                --               --               --             --               --
      ============      ============   ==============   ==============   ============   ==============
                --                --               --               --             --        1,129,721
      ============      ============   ==============   ==============   ============   ==============
                --                --               --               --             --               --
      ============      ============   ==============   ==============   ============   ==============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS


                                                                  MONEY       LOW-DURATION    MEDIUM-DURATION
FOR THE YEAR ENDED DECEMBER 31, 2003                           MARKET FUND     BOND FUND         BOND FUND
------------------------------------                           -----------    ------------    ---------------
INVESTMENT INCOME
  Dividends                                                    $        --    $     25,696      $    10,469
  Income distributions received from affiliated funds                   --         244,483          826,033
  Interest                                                      12,063,612      23,519,850       30,670,257
  Securities Lending                                                16,569         243,105          138,273
     Less foreign taxes withheld                                        --          (3,645)          (7,463)
                                                               -----------    ------------      -----------
Total Investment Income                                         12,080,181      24,029,489       31,637,569
                                                               -----------    ------------      -----------
EXPENSES
  Investment advisory fees                                       1,921,028       3,260,161        3,495,262
  Transfer agent fees:
     Retail shares                                                  23,906          19,950           22,392
     Retirement shares                                              24,209          17,937           17,870
     Institutional shares                                            4,660           4,107            4,163
  Custodian fees                                                    24,777          68,531          161,338
  Distribution fees -- Retail shares                                10,355          22,419           21,526
  Shareholders servicing fees:
     Retail shares                                                  15,529          33,610           32,250
     Retirement shares                                           1,693,164       1,412,914        1,425,312
  Accounting and administration fees                               354,726         350,111          378,517
  Professional fees                                                 47,928          51,048           55,873
  Registration fees                                                 16,146          16,934           16,077
  Shareholder reporting fees
     Retail shares                                                  16,896          12,644           17,460
     Retirement shares                                               6,685             (83)            (224)
     Institutional shares                                            3,168           2,265            2,655
  Trustee fees                                                       4,652           3,931            3,925
  Line of credit facility fees                                       7,643           6,435            6,405
  Excise tax                                                            --              --               --
  Other expenses                                                    18,019          20,929           35,213
                                                               -----------    ------------      -----------
Total expenses                                                   4,193,491       5,303,843        5,696,014
Expenses waived                                                    (22,759)       (441,527)        (714,302)
Fees paid indirectly                                                (7,950)        (28,847)         (18,975)
                                                               -----------    ------------      -----------
Net expenses                                                     4,162,782       4,833,469        4,962,737
                                                               -----------    ------------      -----------
NET INVESTMENT INCOME (LOSS)                                     7,917,399      19,196,020       26,674,832
                                                               -----------    ------------      -----------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investment securities                                             (9,501)      8,597,383       19,868,513
  Futures transactions                                                  --       1,331,879        4,196,582
  Swap agreements                                                       --         313,324        1,503,111
  Option contracts                                                      --         255,110          766,904
  Foreign currency transactions                                         --        (263,965)         711,257
                                                               -----------    ------------      -----------
Net realized gain (loss)                                            (9,501)     10,233,731       27,046,367
                                                               -----------    ------------      -----------
Net change in unrealized appreciation (depreciation) on:
  Investment securities (net of estimated deferred capital
     gains taxes of $302,816 for International Equity)                  --      (8,810,016)      (2,454,838)
  Futures transactions                                                  --        (310,431)        (266,877)
  Swap agreements                                                       --        (193,956)           1,366
  Option contracts                                                      --          89,418          758,918
  Foreign currency translations                                         --        (933,632)         333,528
                                                               -----------    ------------      -----------
Net change in unrealized appreciation (depreciation)                    --     (10,158,617)      (1,627,903)
                                                               -----------    ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)                             (9,501)         75,114       25,418,464
                                                               -----------    ------------      -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $ 7,907,898    $ 19,271,134      $52,093,296
                                                               ===========    ============      ===========


                       See Notes to Financial Statements.

    EXTENDED-DURATION     EQUITY         VALUE          GROWTH       SMALL CAP     INTERNATIONAL
        BOND FUND       INDEX FUND    EQUITY FUND    EQUITY FUND    EQUITY FUND     EQUITY FUND
    -----------------   -----------   ------------   ------------   ------------   -------------
       $    93,125      $ 6,159,323   $ 25,353,189   $  9,384,945   $  2,225,296   $ 21,217,545
            85,386           99,302        356,289        479,696        155,103        207,314
        27,341,788            8,944         41,835         40,998         14,209         17,652
           109,504           25,512        165,563        102,252        145,227        301,409
           (66,860)              --        (23,954)       (37,384)        (3,995)    (1,840,330)
       -----------      -----------   ------------   ------------   ------------   ------------
        27,562,943        6,293,081     25,892,922      9,970,507      2,535,840     19,903,590
       -----------      -----------   ------------   ------------   ------------   ------------
         2,182,598          605,659      7,250,743      9,266,183      3,269,081      7,786,604
            20,528           19,644         18,703         20,864         20,375         15,901
            17,552           17,671         17,381         17,751         17,641         17,506
             4,071            3,987          4,162          4,128          4,065          4,012
            32,783           32,944         99,454         68,229        153,320        600,031
            27,264           14,590         15,956         15,004         16,110         15,922
            40,867           21,865         23,913         22,487         24,120         23,856
           760,631          631,246      1,897,553      2,186,978        510,308      1,438,725
           187,062          156,618        432,061        482,499        182,370        380,021
            49,764           46,708         46,708         46,708         49,152         51,596
            14,883           16,261         14,840         13,327         17,178         15,488
            13,930           14,199         13,266         16,832         15,321          5,997
             1,735            2,455         (1,785)          (785)         2,653           (183)
             2,007            2,527          3,316          2,990          3,317          2,517
             2,211            1,847          5,262          6,043          1,529          4,233
             3,627            2,943          8,517          9,727          2,355          6,347
                --               --             --             --             --          7,501
            18,211           31,987         22,695         29,688         21,287         44,182
       -----------      -----------   ------------   ------------   ------------   ------------
         3,379,724        1,623,151      9,872,745     12,208,653      4,310,182     10,420,256
           (95,841)        (183,553)      (437,954)    (1,146,568)      (523,923)    (1,270,511)
            (3,392)            (443)      (204,849)      (197,536)      (194,147)      (169,799)
       -----------      -----------   ------------   ------------   ------------   ------------
         3,280,491        1,439,155      9,229,942     10,864,549      3,592,112      8,979,946
       -----------      -----------   ------------   ------------   ------------   ------------
        24,282,452        4,853,926     16,662,980       (894,042)    (1,056,272)    10,923,644
       -----------      -----------   ------------   ------------   ------------   ------------
        22,580,208         (745,965)       121,994    (87,957,167)    30,807,367    (31,992,796)
                --        1,725,149      6,524,147      9,406,382      4,072,966             --
                --               --             --             --             --             --
                --               --             --             --             --             --
          (254,257)              --             --             --             --        500,769
       -----------      -----------   ------------   ------------   ------------   ------------
        22,325,951          979,184      6,646,141    (78,550,785)    34,880,333    (31,492,027)
       -----------      -----------   ------------   ------------   ------------   ------------
         1,484,743       86,383,798    268,266,788    390,310,628     83,505,102    282,022,294
                --          558,213      2,012,169      2,549,460        733,217             --
                --               --             --             --             --             --
                --               --             --             --             --             --
            10,881               --             --       (126,811)            --     (1,088,603)
       -----------      -----------   ------------   ------------   ------------   ------------
         1,495,624       86,942,011    270,278,957    392,733,277     84,238,319    280,933,691
       -----------      -----------   ------------   ------------   ------------   ------------
        23,821,575       87,921,195    276,925,098    314,182,492    119,118,652    249,441,664
       -----------      -----------   ------------   ------------   ------------   ------------
       $48,104,027      $92,775,121   $293,588,078   $313,288,450   $118,062,380   $260,365,308
       ===========      ===========   ============   ============   ============   ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     MONEY MARKET FUND
                                                                ----------------------------
                                                                FOR THE YEAR    FOR THE YEAR
                                                                   ENDED           ENDED
                                                                 12/31/2003      12/31/2002
                                                                ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                         $  7,917,399    $ 14,389,410
  Net realized gain (loss) on investment securities and
     futures transactions                                             (9,501)            677
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                                --              --
                                                                ------------    ------------
Net increase in net assets resulting from operations               7,907,898      14,390,087
                                                                ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                      (62,904)       (211,879)
  Retirement shares                                               (7,530,068)    (14,080,267)
  Institutional shares                                              (324,427)        (98,374)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  Retail shares                                                           (6)         (2,139)
  Retirement shares                                                     (625)       (122,219)
  Institutional shares                                                   (46)           (709)
                                                                ------------    ------------
Total dividends and distributions                                 (7,918,076)    (14,515,587)
                                                                ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           (3,852,148)    (68,734,603)
                                                                ------------    ------------
Total increase (decrease) in net assets                           (3,862,326)    (68,860,103)
                                                                ------------    ------------
NET ASSETS:
  Beginning of the Period                                        928,332,538     997,192,641
                                                                ------------    ------------
  End of the Period                                             $924,470,212    $928,332,538
                                                                ============    ============

                       See Notes to Financial Statements.

      LOW-DURATION BOND FUND       MEDIUM-DURATION BOND FUND    EXTENDED-DURATION BOND FUND
    ---------------------------   ---------------------------   ---------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     12/31/2003     12/31/2002     12/31/2003     12/31/2002     12/31/2003     12/31/2002
    ------------   ------------   ------------   ------------   ------------   ------------
    $ 19,196,020   $ 28,004,785   $ 26,674,832   $ 37,436,569   $ 24,282,452   $ 25,918,328
      10,233,731     10,127,389     27,046,367     28,478,461     22,325,951      6,449,350
     (10,158,617)     6,436,331     (1,627,903)     4,121,731      1,495,624      7,183,095
    ------------   ------------   ------------   ------------   ------------   ------------
      19,271,134     44,568,505     52,093,296     70,036,761     48,104,027     39,550,773
    ------------   ------------   ------------   ------------   ------------   ------------
        (753,411)      (891,700)    (1,202,395)    (1,019,885)    (2,080,490)    (2,004,286)
     (19,321,186)   (28,377,608)   (30,152,221)   (37,167,512)   (19,969,955)   (23,749,846)
      (1,326,256)      (300,705)    (1,916,722)      (413,967)    (1,595,527)      (539,205)
        (311,062)      (314,466)      (676,622)      (749,228)    (1,897,839)      (608,575)
      (7,418,102)    (8,567,498)   (15,323,780)   (21,292,911)   (16,743,684)    (6,527,530)
        (746,547)       (95,235)    (1,396,423)      (282,811)    (1,971,125)      (159,603)
    ------------   ------------   ------------   ------------   ------------   ------------
     (29,876,564)   (38,547,212)   (50,668,163)   (60,926,314)   (44,258,620)   (33,589,045)
    ------------   ------------   ------------   ------------   ------------   ------------
      22,756,445    (30,599,815)    15,046,016    (42,599,829)     5,730,852     13,696,928
    ------------   ------------   ------------   ------------   ------------   ------------
      12,151,015    (24,578,522)    16,471,149    (33,489,382)     9,576,259     19,658,656
    ------------   ------------   ------------   ------------   ------------   ------------
     791,292,050    815,870,572    794,433,064    827,922,446    432,515,671    412,857,015
    ------------   ------------   ------------   ------------   ------------   ------------
    $803,443,065   $791,292,050   $810,904,213   $794,433,064   $442,091,930   $432,515,671
    ============   ============   ============   ============   ============   ============


                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                     EQUITY INDEX FUND
                                                                ----------------------------
                                                                FOR THE YEAR    FOR THE YEAR
                                                                   ENDED           ENDED
                                                                 12/31/2003      12/31/2002
                                                                ------------    ------------
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)                                  $  4,853,926    $  4,233,513
  Net realized gain (loss) on investment securities and
     futures transactions                                            979,184      (8,337,123)
  Net change in unrealized appreciation (depreciation) on
     investment securities, foreign currency translations,
     and futures contracts                                        86,942,011     (86,488,833)
                                                                ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                      92,775,121     (90,592,443)
                                                                ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                     (278,397)       (284,510)
  Retirement shares                                               (3,723,527)     (3,810,917)
  Institutional shares                                              (403,725)       (114,879)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET CAPITAL GAINS
  Retail shares                                                           --         (51,388)
  Retirement shares                                                       --        (723,900)
  Institutional shares                                                    --         (18,967)
RETURN OF CAPITAL
  Retail shares                                                           --              --
  Retirement shares                                                       --              --
  Institutional shares                                                    --              --
                                                                ------------    ------------
Total dividends and distributions                                 (4,405,649)     (5,004,561)
                                                                ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS           31,213,504       6,619,642
                                                                ------------    ------------
Total increase (decrease) in net assets                          119,582,976     (88,977,362)
                                                                ------------    ------------
NET ASSETS:
  Beginning of the Period                                        312,888,308     401,865,670
                                                                ------------    ------------
  End of the Period                                             $432,471,284    $312,888,308
                                                                ============    ============

                       See Notes to Financial Statements.

           VALUE EQUITY FUND                GROWTH EQUITY FUND             SMALL CAP EQUITY FUND       INTERNATIONAL EQUITY FUND
    -------------------------------   -------------------------------   ---------------------------   ---------------------------
     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR     FOR THE YEAR    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED            ENDED            ENDED            ENDED           ENDED          ENDED          ENDED          ENDED
      12/31/2003       12/31/2002       12/31/2003       12/31/2002      12/31/2003     12/31/2002     12/31/2003     12/31/2002
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
    $   16,662,980   $   16,612,447   $     (894,042)  $     (609,038)  $ (1,056,272)  $   (584,539)  $ 10,923,644   $  7,653,878
         6,646,141      (63,914,069)     (78,550,785)    (170,669,128)    34,880,333    (38,839,206)   (31,492,027)   (58,572,782)
       270,278,957     (153,063,309)     392,733,277     (221,901,627)    84,238,319    (31,682,156)   280,933,691    (46,113,641)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
       293,588,078     (200,364,931)     313,288,450     (393,179,793)   118,062,380    (71,105,901)   260,365,308    (97,032,545)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
          (369,825)        (335,450)              --               --             --             --       (265,273)      (149,912)
       (15,815,795)     (15,700,497)              --               --             --             --    (11,108,069)    (7,393,223)
          (922,077)        (149,517)              --               --             --             --       (797,069)       (79,869)
                --               --               --               --             --             --             --             --
                --               --               --               --             --             --             --             --
                --               --               --               --             --             --             --             --
                --           (3,045)              --               --             --             --             --         (4,136)
                --         (134,245)              --               --             --             --             --       (174,185)
                --           (1,142)              --               --             --             --             --         (1,573)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
       (17,107,697)     (16,323,896)              --               --             --             --    (12,170,411)    (7,802,898)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
         7,472,571       15,069,203        2,816,736      105,305,231     36,835,939        (94,482)    25,094,925     27,592,506
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
       283,952,952     (201,619,624)     316,105,186     (287,874,562)   154,898,319    (71,200,383)   273,289,822    (77,242,937)
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
       957,834,413    1,159,454,037    1,066,764,447    1,354,639,009    250,738,902    321,939,285    718,198,285    795,441,222
    --------------   --------------   --------------   --------------   ------------   ------------   ------------   ------------
    $1,241,787,365   $  957,834,413   $1,382,869,633   $1,066,764,447   $405,637,221   $250,738,902   $991,488,107   $718,198,285
    ==============   ==============   ==============   ==============   ============   ============   ============   ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                    MONEY MARKET FUND
                                         -----------------------------------------------------------------------
                                                    RETAIL CLASS                       RETIREMENT CLASS
                                         ----------------------------------   ----------------------------------
                                         FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD    $ 1.00    $  1.00      $  1.00      $   1.00   $   1.00     $   1.00
                                          ------    -------      -------      --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.01       0.01         0.01          0.01       0.02         0.01
  Realized and unrealized gain (loss)
    on investments -- net                     --         --           --            --         --           --
                                          ------    -------      -------      --------   --------     --------
    Total from investment operations        0.01       0.01         0.01          0.01       0.02         0.01
                                          ------    -------      -------      --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.01)     (0.01)       (0.01)        (0.01)     (0.02)       (0.01)
  Distributions from capital gains            --++       --++         --            --++       --++         --
                                          ------    -------      -------      --------   --------     --------
    Total dividends and distributions      (0.01)     (0.01)       (0.01)        (0.01)     (0.02)       (0.01)
                                          ------    -------      -------      --------   --------     --------
NET ASSET VALUE -- END OF THE PERIOD      $ 1.00    $  1.00      $  1.00      $   1.00   $   1.00     $   1.00
                                          ======    =======      =======      ========   ========     ========
Total Return (1)                            0.57%      1.38%        0.81%         0.85%      1.60%        0.94%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       0.73%      0.65%        0.75%         0.45%      0.45%        0.44%
  Expenses -- including expense
    reduction (2)                           0.73%      0.65%        0.75%         0.45%      0.44%        0.44%
  Expenses -- before waivers and
    expense reduction (2)                   0.91%      0.77%       16.37%         0.45%      0.50%        0.49%
  Investment income -- net (2)              0.61%      1.35%        1.98%         0.84%      1.58%        2.72%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       0.43%      1.23%      (13.64%)        0.84%      1.52%        2.67%
  Portfolio turnover rate (1)                N/A        N/A          N/A           N/A        N/A          N/A
Net Assets -- end of the period (000's)   $8,035    $16,538      $   788      $853,062   $906,302     $996,380
                                          ======    =======      =======      ========   ========     ========

                                                 MONEY MARKET FUND
                                         ----------------------------------
                                                INSTITUTIONAL CLASS
                                         ----------------------------------
                                         FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD   $  1.00     $ 1.00      $  1.00
                                         -------     ------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.01       0.02         0.01
  Realized and unrealized gain (loss)
    on investments -- net                     --         --           --
                                         -------     ------      -------
    Total from investment operations        0.01       0.02         0.01
                                         -------     ------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.01)     (0.02)       (0.01)
  Distributions from capital gains            --++       --++         --
                                         -------     ------      -------
    Total dividends and distributions      (0.01)     (0.02)       (0.01)
                                         -------     ------      -------
NET ASSET VALUE -- END OF THE PERIOD     $  1.00     $ 1.00      $  1.00
                                         =======     ======      =======
Total Return (1)                            1.04%      1.80%        0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       0.27%      0.25%        0.25%
  Expenses -- including expense
    reduction (2)                           0.27%      0.25%        0.25%
  Expenses -- before waivers and
    expense reduction (2)                   0.28%      0.55%       90.37%
  Investment income -- net (2)              0.91%      1.75%        2.60%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       0.90%      1.45%      (87.52%)
  Portfolio turnover rate (1)                N/A        N/A          N/A
Net Assets -- end of the period (000's)  $63,373     $5,493      $    25
                                         =======     ======      =======

---------------
 *  Commencement of operations.
 #   Calculated using the average shares outstanding method.
(1) Non-annualized.

(2) Annualized.

 +  Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.

                                                   LOW-DURATION BOND FUND
     ------------------------------------------------------------------------------------------------------------------
                 RETAIL CLASS                         RETIREMENT CLASS                     INSTITUTIONAL CLASS
     ------------------------------------   ------------------------------------   ------------------------------------
      FOR THE     FOR THE      FOR THE       FOR THE     FOR THE      FOR THE       FOR THE     FOR THE      FOR THE
        YEAR        YEAR        PERIOD         YEAR        YEAR        PERIOD         YEAR        YEAR        PERIOD
       ENDED       ENDED     08/27/01* TO     ENDED       ENDED     08/27/01* TO     ENDED       ENDED     08/27/01* TO
      12/31/03    12/31/02     12/31/01      12/31/03    12/31/02     12/31/01      12/31/03    12/31/02     12/31/01
      --------    --------   ------------   ----------   --------   ------------   ----------   --------   ------------
      $  9.79     $  9.86      $ 10.00       $  13.16    $  13.06     $  13.10      $  9.76     $  9.85      $ 10.00
      -------     -------      -------       --------    --------     --------      -------     -------      -------
         0.21#       0.33#        0.22           0.32#       0.46#        0.21         0.22#       0.37#        0.15
           --        0.22        (0.06)            --        0.27         0.05         0.03        0.19           --
      -------     -------      -------       --------    --------     --------      -------     -------      -------
         0.21        0.55         0.16           0.32        0.73         0.26         0.25        0.56         0.15
      -------     -------      -------       --------    --------     --------      -------     -------      -------
        (0.33)      (0.47)       (0.22)         (0.35)      (0.48)       (0.22)       (0.37)      (0.50)       (0.22)
        (0.13)      (0.15)       (0.08)         (0.13)      (0.15)       (0.08)       (0.13)      (0.15)       (0.08)
      -------     -------      -------       --------    --------     --------      -------     -------      -------
        (0.46)      (0.62)       (0.30)         (0.48)      (0.63)       (0.30)       (0.50)      (0.65)       (0.30)
      -------     -------      -------       --------    --------     --------      -------     -------      -------
      $  9.54     $  9.79      $  9.86       $  13.00    $  13.16     $  13.06      $  9.51     $  9.76      $  9.85
      =======     =======      =======       ========    ========     ========      =======     =======      =======
         2.20%       5.70%        1.54%          2.45%       5.71%        1.96%        2.61%       5.89%        1.54%
         0.85%       0.79%        0.85%          0.61%       0.62%        0.61%        0.45%       0.46%        0.45%
         0.84%       0.79%        0.85%          0.61%       0.61%        0.61%        0.45%       0.45%        0.45%
         0.87%       0.93%       74.57%          0.67%       0.72%        0.72%        0.50%       0.78%       57.60%
         2.17%       3.35%        4.18%          2.42%       3.50%        4.47%        2.29%       3.71%        4.73%
         2.14%       3.21%      (69.54%)         2.36%       3.39%        4.36%        2.24%       3.38%      (52.42%)
       178.67%     181.96%       79.53%        178.67%     181.96%       79.53%      178.67%     181.96%       79.53%
      $22,452     $20,985      $ 3,458       $727,265    $763,987     $812,387      $53,726     $ 6,320      $    25
      =======     =======      =======       ========    ========     ========      =======     =======      =======


                       See Notes to Financial Statements.

                                                                MEDIUM-DURATION BOND FUND
                                         -----------------------------------------------------------------------
                                                    RETAIL CLASS                       RETIREMENT CLASS
                                         ----------------------------------   ----------------------------------
                                         FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD   $  9.53    $  9.70      $ 10.00      $  13.54   $  13.37     $  13.60
                                         -------    -------      -------      --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.29#      0.42#        0.17          0.46#      0.62#        0.22
  Realized and unrealized gain (loss)
    on investments -- net                   0.31       0.41        (0.04)         0.43       0.57        (0.02)
                                         -------    -------      -------      --------   --------     --------
    Total from investment operations        0.60       0.83         0.13          0.89       1.19         0.20
                                         -------    -------      -------      --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.54)     (0.63)       (0.23)        (0.56)     (0.65)       (0.23)
  Distributions from capital gains         (0.29)     (0.37)       (0.20)        (0.29)     (0.37)       (0.20)
  Return of capital                           --         --           --++          --         --           --++
                                         -------    -------      -------      --------   --------     --------
    Total dividends and distributions      (0.83)     (1.00)       (0.43)        (0.85)     (1.02)       (0.43)
                                         -------    -------      -------      --------   --------     --------
NET ASSET VALUE -- END OF THE PERIOD     $  9.30    $  9.53      $  9.70      $  13.58   $  13.54     $  13.37
                                         =======    =======      =======      ========   ========     ========
Total Return (1)                            6.33%      8.90%        1.30%         6.62%      9.15%        1.49%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       0.90%      0.90%        0.92%         0.62%      0.63%        0.64%
  Expenses--including expense reduction
    (2)                                     0.90%      0.90%        0.90%         0.62%      0.62%        0.62%
  Expenses -- before waivers and
    expense reduction (2)                   0.96%      1.03%       58.64%         0.71%      0.77%        0.77%
  Investment income -- net (2)              3.02%      4.33%        4.48%         3.36%      4.58%        4.61%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       2.96%      4.20%      (53.26%)        3.27%      4.43%        4.46%
  Portfolio turnover rate (1)             457.74%    542.94%      247.20%       457.74%    542.94%      247.20%
Net Assets -- end of the period (000's)  $22,640    $19,289      $   123      $741,743   $767,926     $827,774
                                         =======    =======      =======      ========   ========     ========

                                             MEDIUM-DURATION BOND FUND
                                         ----------------------------------
                                                INSTITUTIONAL CLASS
                                         ----------------------------------
                                         FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD   $  9.47    $  9.65      $  10.00
                                         -------    -------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.28#      0.46#         0.16
  Realized and unrealized gain (loss)
    on investments -- net                   0.36       0.40         (0.08)
                                         -------    -------      --------
    Total from investment operations        0.64       0.86          0.08
                                         -------    -------      --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.58)     (0.67)        (0.23)
  Distributions from capital gains         (0.29)     (0.37)        (0.20)
  Return of capital                           --         --            --++
                                         -------    -------      --------
    Total dividends and distributions      (0.87)     (1.04)        (0.43)
                                         -------    -------      --------
NET ASSET VALUE -- END OF THE PERIOD     $  9.24    $  9.47      $   9.65
                                         =======    =======      ========
Total Return (1)                            6.80%      9.25%         0.89%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       0.50%      0.51%         0.52%
  Expenses--including expense reduction
    (2)                                     0.50%      0.50%         0.50%
  Expenses -- before waivers and
    expense reduction (2)                   0.55%      0.82%        92.28%
  Investment income -- net (2)              2.95%      4.73%         4.98%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       2.90%      4.41%       (86.80%)
  Portfolio turnover rate (1)             457.74%    542.94%       247.20%
Net Assets -- end of the period (000's)  $46,521    $ 7,218      $     25
                                         =======    =======      ========


---------------
 *  Commencement of operations.
  #   Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.

++  Amount represents less than $0.01 per share.



                       See Notes to Financial Statements.

                                             EXTENDED-DURATION BOND FUND
     ------------------------------------------------------------------------------------------------------------
                RETAIL CLASS                       RETIREMENT CLASS                   INSTITUTIONAL CLASS
     ----------------------------------   ----------------------------------   ----------------------------------
     FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
       YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
      ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
     12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
     --------   --------   ------------   --------   --------   ------------   --------   --------   ------------
     $  9.63    $  9.83      $ 10.00      $  14.62   $  14.37     $  14.38     $  9.64     $ 9.84      $ 10.00
     -------    -------      -------      --------   --------     --------     -------     ------      -------
        0.52#      0.62         0.32          0.83#      0.90         0.32        0.54#      0.65         0.24
        0.50       0.29        (0.13)         0.77       0.47         0.03        0.51       0.29        (0.03)
     -------    -------      -------      --------   --------     --------     -------     ------      -------
        1.02       0.91         0.19          1.60       1.37         0.35        1.05       0.94         0.21
     -------    -------      -------      --------   --------     --------     -------     ------      -------
       (0.76)     (0.87)       (0.32)        (0.77)     (0.88)       (0.32)      (0.79)     (0.90)       (0.33)
       (0.67)     (0.24)       (0.04)        (0.67)     (0.24)       (0.04)      (0.67)     (0.24)       (0.04)
          --         --           --            --         --           --          --         --           --
     -------    -------      -------      --------   --------     --------     -------     ------      -------
       (1.43)     (1.11)       (0.36)        (1.44)     (1.12)       (0.36)      (1.46)     (1.14)       (0.37)
     -------    -------      -------      --------   --------     --------     -------     ------      -------
     $  9.22    $  9.63      $  9.83      $  14.78   $  14.62     $  14.37     $  9.23     $ 9.64      $  9.84
     =======    =======      =======      ========   ========     ========     =======     ======      =======
       10.95%      9.93%        1.91%        11.19%     10.03%        2.48%      11.32%     10.27%        2.13%
        0.93%      0.91%        1.06%         0.73%      0.73%        0.74%       0.59%      0.64%        0.66%
        0.93%      0.91%        1.05%         0.73%      0.73%        0.73%       0.59%      0.64%        0.65%
        0.94%      1.03%       28.96%         0.75%      0.82%        0.84%       0.60%      0.88%       90.75%
        5.25%      6.18%        6.14%         5.46%      6.29%        6.32%       5.49%      6.47%        6.62%
        5.24%      6.06%      (21.77%)        5.44%      6.20%        6.21%       5.48%      6.23%      (83.48%)
      121.20%     45.17%       21.95%       121.20%     45.17%       21.95%     121.20%     45.17%       21.95%
     $27,978    $24,812      $ 8,553      $385,110   $401,198     $404,278     $29,004     $6,506      $    26
     =======    =======      =======      ========   ========     ========     =======     ======      =======



                       See Notes to Financial Statements.

                                                                    EQUITY INDEX FUND
                                         -----------------------------------------------------------------------
                                                    RETAIL CLASS                       RETIREMENT CLASS
                                         ----------------------------------   ----------------------------------
                                         FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD   $  7.26    $  9.63      $ 10.00      $  11.93   $  15.64     $  16.15
                                         -------    -------      -------      --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.10#      0.13         0.02          0.18#      0.17         0.05
  Realized and unrealized gain (loss)
    on investments -- net                   1.93      (2.31)       (0.28)         3.16      (3.69)       (0.46)
                                         -------    -------      -------      --------   --------     --------
    Total from investment operations        2.03      (2.18)       (0.26)         3.34      (3.52)       (0.41)
                                         -------    -------      -------      --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.15)     (0.16)       (0.06)        (0.15)     (0.16)       (0.05)
  Distributions from capital gains            --      (0.03)       (0.05)           --      (0.03)       (0.05)
  Return of capital                           --         --           --            --         --           --
                                         -------    -------      -------      --------   --------     --------
    Total dividends and distributions      (0.15)     (0.19)       (0.11)        (0.15)     (0.19)       (0.10)
                                         -------    -------      -------      --------   --------     --------
NET ASSET VALUE -- END OF THE PERIOD     $  9.14    $  7.26      $  9.63      $  15.12   $  11.93     $  15.64
                                         =======    =======      =======      ========   ========     ========
Total Return (1)                           28.09%    (22.71%)      (2.65%)       28.03%    (22.59%)      (2.55%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       0.45%      0.45%        0.45%         0.40%      0.40%        0.40%
  Expenses -- including expense
    reduction (2)                           0.45%      0.45%        0.45%         0.40%      0.40%        0.40%
  Expenses -- before waivers and
    expense reduction (2)                   0.73%      0.81%       28.52%         0.44%      0.51%        0.53%
  Investment income -- net (2)              1.28%      1.21%        0.95%         1.33%      1.21%        0.98%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       1.00%      0.85%      (27.12%)        1.29%      1.10%        0.85%
  Portfolio turnover rate (1)               1.87%      3.17%        2.81%         1.87%      3.17%        2.81%
Net Assets -- end of the period (000's)  $17,395    $12,890      $   367      $382,067   $295,261     $401,471
                                         =======    =======      =======      ========   ========     ========

                                                 EQUITY INDEX FUND
                                         ----------------------------------
                                                INSTITUTIONAL CLASS
                                         ----------------------------------
                                         FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD   $  7.22    $  9.58      $ 10.00
                                         -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                     0.12#      0.14         0.03
  Realized and unrealized gain (loss)
    on investments -- net                   1.91      (2.29)       (0.34)
                                         -------    -------      -------
    Total from investment operations        2.03      (2.15)       (0.31)
                                         -------    -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.17)     (0.18)       (0.06)
  Distributions from capital gains            --      (0.03)       (0.05)
  Return of capital                           --         --           --
                                         -------    -------      -------
    Total dividends and distributions      (0.17)     (0.21)       (0.11)
                                         -------    -------      -------
NET ASSET VALUE -- END OF THE PERIOD     $  9.08    $  7.22      $  9.58
                                         =======    =======      =======
Total Return (1)                           28.19%    (22.57%)      (3.14%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       0.25%      0.25%        0.25%
  Expenses -- including expense
    reduction (2)                           0.25%      0.25%        0.25%
  Expenses -- before waivers and
    expense reduction (2)                   0.28%      0.60%       86.25%
  Investment income -- net (2)              1.46%      1.40%        1.19%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       1.43%      1.05%      (84.81%)
  Portfolio turnover rate (1)               1.87%      3.17%        2.81%
Net Assets -- end of the period (000's)  $33,009    $ 4,737      $    28
                                         =======    =======      =======


---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.


                       See Notes to Financial Statements.

                                                   VALUE EQUITY FUND
     --------------------------------------------------------------------------------------------------------------
                RETAIL CLASS                        RETIREMENT CLASS                    INSTITUTIONAL CLASS
     ----------------------------------   ------------------------------------   ----------------------------------
     FOR THE    FOR THE      FOR THE       FOR THE     FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
       YEAR       YEAR        PERIOD         YEAR        YEAR        PERIOD        YEAR       YEAR        PERIOD
      ENDED      ENDED     08/27/01* TO     ENDED       ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
     12/31/03   12/31/02     12/31/01      12/31/03    12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
     --------   --------   ------------   ----------   --------   ------------   --------   --------   ------------
     $  7.75    $  9.61      $ 10.00      $    11.85   $  14.57    $    15.21    $  7.77    $  9.64      $ 10.00
     -------    -------      -------      ----------   --------    ----------    -------    -------      -------
        0.11#      0.15         0.03            0.21#      0.21          0.06       0.14#      0.16         0.06
        2.23      (1.82)       (0.35)           3.43      (2.73)        (0.64)      2.26      (1.80)       (0.35)
     -------    -------      -------      ----------   --------    ----------    -------    -------      -------
        2.34      (1.67)       (0.32)           3.64      (2.52)        (0.58)      2.40      (1.64)       (0.29)
     -------    -------      -------      ----------   --------    ----------    -------    -------      -------
       (0.19)     (0.19)       (0.07)          (0.21)     (0.20)        (0.06)     (0.23)     (0.23)       (0.07)
          --         --           --              --         --            --         --         --           --
          --         --++         --              --         --++          --         --         --++         --
     -------    -------      -------      ----------   --------    ----------    -------    -------      -------
       (0.19)     (0.19)       (0.07)          (0.21)     (0.20)        (0.06)     (0.23)     (0.23)       (0.07)
     -------    -------      -------      ----------   --------    ----------    -------    -------      -------
     $  9.90    $  7.75      $  9.61      $    15.28   $  11.85    $    14.57    $  9.94    $  7.77      $  9.64
     =======    =======      =======      ==========   ========    ==========    =======    =======      =======
       30.46%    (17.48%)      (3.23%)         30.84%    (17.37%)       (3.79%)    31.09%    (17.22%)      (2.88%)
        1.15%      1.15%        1.15%           0.90%      0.90%         0.90%      0.76%      0.76%        0.76%
        1.13%      1.11%        1.15%           0.88%      0.87%         0.90%      0.75%      0.72%        0.76%
        1.20%      1.29%       65.50%           0.94%      0.98%         1.00%      0.78%      1.06%       81.37%
        1.33%      1.38%        1.12%           1.59%      1.57%         1.29%      1.62%      1.77%        1.60%
        1.26%      1.20%      (63.23%)          1.53%      1.46%         1.19%      1.59%      1.43%      (79.01%)
       53.74%     70.42%       21.09%          53.74%     70.42%        21.09%     53.74%     70.42%       21.09%
     $19,680    $13,987      $   168      $1,152,116   $938,583    $1,159,209    $69,991    $ 5,265      $    77
     =======    =======      =======      ==========   ========    ==========    =======    =======      =======



                       See Notes to Financial Statements.

                                                             GROWTH EQUITY FUND
                                -----------------------------------------------------------------------------
                                            RETAIL CLASS                          RETIREMENT CLASS
                                ------------------------------------   --------------------------------------
                                 FOR THE     FOR THE      FOR THE       FOR THE      FOR THE       FOR THE
                                   YEAR        YEAR        PERIOD         YEAR         YEAR         PERIOD
                                  ENDED       ENDED     08/27/01* TO     ENDED        ENDED      08/27/01* TO
                                 12/31/03    12/31/02     12/31/01      12/31/03     12/31/02      12/31/01
                                ----------   --------   ------------   ----------   ----------   ------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                      $  7.03     $  9.81      $ 10.00      $    11.23   $    15.63    $    15.93
                                 -------     -------      -------      ----------   ----------    ----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)     (0.02)      (0.02)          --++         (0.01)       (0.01)        (0.01)
  Realized and unrealized gain
    (loss) on
    investments -- net              2.07       (2.76)       (0.19)           3.33        (4.39)        (0.29)
                                 -------     -------      -------      ----------   ----------    ----------
    Total from investment
      operations                    2.05       (2.78)       (0.19)           3.32        (4.40)        (0.30)
                                 -------     -------      -------      ----------   ----------    ----------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
    investment income                 --          --           --              --           --            --
  Distributions from capital
    gains                             --          --           --              --           --            --
                                 -------     -------      -------      ----------   ----------    ----------
    Total dividends and
      distributions                   --          --           --              --           --            --
                                 -------     -------      -------      ----------   ----------    ----------
NET ASSET VALUE -- END OF THE
  PERIOD                         $  9.08     $  7.03      $  9.81      $    14.55   $    11.23    $    15.63
                                 =======     =======      =======      ==========   ==========    ==========
Total Return (1)                   29.16%     (28.34%)      (1.90%)         29.56%      (28.15%)       (1.88%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)               1.17%       1.15%        1.15%           0.92%        0.90%         0.90%
  Expenses -- including
    expense reduction (2)           1.15%       1.12%        1.15%           0.90%        0.88%         0.90%
  Expenses -- before waivers
    and expense reduction (2)       1.33%       1.36%       47.77%           1.01%        1.02%         1.05%
  Investment income -- net (2)     (0.33%)     (0.28%)      (0.32%)         (0.07%)      (0.05%)       (0.11%)
  Investment income (loss) --
    excluding waivers and
    expense reduction (2)          (0.51%)     (0.52%)     (46.94%)         (0.18%)      (0.19%)       (0.26%)
  Portfolio turnover rate (1)      77.02%      41.41%        8.71%          77.02%       41.41%         8.71%
Net Assets -- end of the
  period (000's)                 $18,099     $12,503      $   309      $1,285,223   $1,049,709    $1,354,301
                                 =======     =======      =======      ==========   ==========    ==========

                                         GROWTH EQUITY FUND
                                ------------------------------------
                                        INSTITUTIONAL CLASS
                                ------------------------------------
                                 FOR THE     FOR THE      FOR THE
                                   YEAR        YEAR        PERIOD
                                  ENDED       ENDED     08/27/01* TO
                                 12/31/03    12/31/02     12/31/01
                                ----------   --------   ------------
PER SHARE OPERATING
  PERFORMANCE:
NET ASSET VALUE -- BEGINNING
  OF PERIOD                      $  7.07     $  9.83      $ 10.00
                                 -------     -------      -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)     (0.01)       0.01           --++
  Realized and unrealized gain
    (loss) on
    investments -- net              2.10       (2.77)       (0.17)
                                 -------     -------      -------
    Total from investment
      operations                    2.09       (2.76)       (0.17)
                                 -------     -------      -------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
    investment income                 --          --           --
  Distributions from capital
    gains                             --          --           --
                                 -------     -------      -------
    Total dividends and
      distributions                   --          --           --
                                 -------     -------      -------
NET ASSET VALUE -- END OF THE
  PERIOD                         $  9.16     $  7.07      $  9.83
                                 =======     =======      =======
Total Return (1)                   29.56%     (28.08%)      (1.70%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)               0.81%       0.78%        0.78%
  Expenses -- including
    expense reduction (2)           0.79%       0.75%        0.78%
  Expenses -- before waivers
    and expense reduction (2)       0.85%       1.14%       83.19%
  Investment income -- net (2)     (0.03%)      0.09%        0.02%
  Investment income (loss) --
    excluding waivers and
    expense reduction (2)          (0.09%)     (0.30%)     (82.39%)
  Portfolio turnover rate (1)      77.02%      41.41%        8.71%
Net Assets -- end of the
  period (000's)                 $79,547     $ 4,553      $    29
                                 =======     =======      =======


---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.


                       See Notes to Financial Statements.

                                                SMALL CAP EQUITY FUND
     ------------------------------------------------------------------------------------------------------------
                RETAIL CLASS                       RETIREMENT CLASS                   INSTITUTIONAL CLASS
     ----------------------------------   ----------------------------------   ----------------------------------
     FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
       YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
      ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
     12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
     --------   --------   ------------   --------   --------   ------------   --------   --------   ------------
     $  7.83    $ 10.09      $  10.00     $  10.25   $  13.18     $  13.07     $  7.88    $ 10.12      $ 10.00
     -------    -------      --------     --------   --------     --------     -------    -------      -------
       (0.04)     (0.04)           --++      (0.04)     (0.02)       (0.01)      (0.03)     (0.01)          --++
        3.62      (2.22)         0.09         4.78      (2.91)        0.12        3.67      (2.23)        0.12
     -------    -------      --------     --------   --------     --------     -------    -------      -------
        3.58      (2.26)         0.09         4.74      (2.93)        0.11        3.64      (2.24)        0.12
     -------    -------      --------     --------   --------     --------     -------    -------      -------
          --         --            --           --         --           --          --         --           --
          --         --            --           --         --           --          --         --           --
     -------    -------      --------     --------   --------     --------     -------    -------      -------
          --         --            --           --         --           --          --         --           --
     -------    -------      --------     --------   --------     --------     -------    -------      -------
     $ 11.41    $  7.83      $  10.09     $  14.99   $  10.25     $  13.18     $ 11.52    $  7.88      $ 10.12
     =======    =======      ========     ========   ========     ========     =======    =======      =======
       45.72%    (22.40%)        0.90%       46.24%    (22.23%)       0.84%      46.19%    (22.13%)       1.20%
        1.50%      1.50%         1.50%        1.25%      1.25%        1.25%       1.18%      1.18%        1.18%
        1.44%      1.43%         1.50%        1.19%      1.19%        1.25%       1.12%      1.11%        1.18%
        1.70%      1.82%       123.38%        1.43%      1.51%        1.52%       1.27%      1.60%       76.30%
       (0.59%)    (0.44%)       (0.28%)      (0.34%)    (0.19%)      (0.13%)     (0.26%)    (0.12%)       0.12%
       (0.85%)    (0.83%)     (122.16%)      (0.58%)    (0.51%)      (0.40%)     (0.41%)    (0.61%)     (75.00%)
      130.80%    160.46%        91.89%      130.80%    160.46%       91.89%     130.80%    160.46%       91.89%
     $22,520    $12,878      $    115     $357,703   $232,992     $321,743     $25,415    $ 4,869      $    81
     =======    =======      ========     ========   ========     ========     =======    =======      =======



                       See Notes to Financial Statements.

                                                                INTERNATIONAL EQUITY FUND
                                         -----------------------------------------------------------------------
                                                    RETAIL CLASS                       RETIREMENT CLASS
                                         ----------------------------------   ----------------------------------
                                         FOR THE    FOR THE      FOR THE      FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD        YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO    ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01     12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------   --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD   $  8.19    $  9.43      $  10.00     $   9.66   $  11.09     $  11.66
                                         -------    -------      --------     --------   --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.10#      0.06         (0.01)#       0.15#      0.11         0.01
  Realized and unrealized gain (loss)
    on investments -- net                   2.80      (1.21)        (0.53)        3.31      (1.43)       (0.55)
                                         -------    -------      --------     --------   --------     --------
    Total from investment operations        2.90      (1.15)        (0.54)        3.46      (1.32)       (0.54)
                                         -------    -------      --------     --------   --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.14)     (0.09)        (0.03)       (0.16)     (0.11)       (0.03)
  Distributions from capital gains            --         --            --           --         --           --
  Return of capital                           --         --++          --           --         --++         --
                                         -------    -------      --------     --------   --------     --------
    Total dividends and distributions      (0.14)     (0.09)        (0.03)       (0.16)     (0.11)       (0.03)
                                         -------    -------      --------     --------   --------     --------
                                         -------    -------      --------     --------   --------     --------
NET ASSET VALUE -- END OF THE PERIOD     $ 10.95    $  8.19      $   9.43     $  12.96   $   9.66     $  11.09
                                         =======    =======      ========     ========   ========     ========
Total Return (1)                           35.47%    (12.18%)       (5.40%)      35.81%    (11.94%)      (4.61%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       1.36%      1.37%         1.45%        1.15%      1.15%        1.15%
  Expenses -- including expense
    reduction (2)                           1.34%      1.34%         1.45%        1.13%      1.12%        1.15%
  Expenses -- before waivers and
    expense reduction (2)                   1.50%      1.64%       256.83%        1.31%      1.35%        1.37%
  Investment income -- net (2)              1.14%      0.88%        (0.32%)       1.39%      1.00%        0.28%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       0.98%      0.58%      (255.70%)       1.21%      0.77%        0.06%
  Portfolio turnover rate (1)              33.24%     30.13%        20.05%       33.24%     30.13%       20.05%
Net Assets -- end of the period (000's)  $20,434    $14,078      $     51     $920,664   $698,704     $795,363
                                         =======    =======      ========     ========   ========     ========

                                             INTERNATIONAL EQUITY FUND
                                         ----------------------------------
                                                INSTITUTIONAL CLASS
                                         ----------------------------------
                                         FOR THE    FOR THE      FOR THE
                                           YEAR       YEAR        PERIOD
                                          ENDED      ENDED     08/27/01* TO
                                         12/31/03   12/31/02     12/31/01
                                         --------   --------   ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF PERIOD   $  8.26    $  9.50      $ 10.00
                                         -------    -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)              0.08#      0.11           --++
  Realized and unrealized gain (loss)
    on investments -- net                   2.90      (1.22)       (0.47)
                                         -------    -------      -------
    Total from investment operations        2.98      (1.11)       (0.47)
                                         -------    -------      -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income     (0.18)     (0.13)       (0.03)
  Distributions from capital gains            --         --           --
  Return of capital                           --         --++         --
                                         -------    -------      -------
    Total dividends and distributions      (0.18)     (0.13)       (0.03)
                                         -------    -------      -------
                                         -------    -------      -------
NET ASSET VALUE -- END OF THE PERIOD     $ 11.06    $  8.26      $  9.50
                                         =======    =======      =======
Total Return (1)                           36.06%    (11.72%)      (4.69%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)                       0.97%      0.96%        0.96%
  Expenses -- including expense
    reduction (2)                           0.95%      0.93%        0.96%
  Expenses -- before waivers and
    expense reduction (2)                   1.14%      1.43%       88.97%
  Investment income -- net (2)              0.86%      1.29%        0.11%
  Investment income (loss) -- excluding
    waivers and expense reduction (2)       0.67%      0.79%      (87.90%)
  Portfolio turnover rate (1)              33.24%     30.13%       20.05%
Net Assets -- end of the period (000's)  $50,390    $ 5,416      $    27
                                         =======    =======      =======


---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
 #  Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.


                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS


1. DESCRIPTION OF THE FUNDS

AB Funds Trust (the "Trust") was organized as a Delaware business trust on March 2, 2000. The Trust has established seventeen series (each a "Fund" and together, the "Funds"). Each Fund is a diversified, open-end management investment company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and together are referred to as the "Blended Funds." The Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I and Global Equity Fund I are each referred to as an "Institutional Blended Fund" and together are referred to as the "Institutional Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund, and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." There are three classes of shares issued by the Trust -- the Retail Class, Retirement Class and Institutional Class. The Blended Funds consist of a Retail Class and Retirement Class. The Institutional Blended Funds consist of an Institutional Class only. The Select Funds consist of a Retail Class, a Retirement Class and an Institutional Class. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments. The Blended Funds and Institutional Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds and Institutional Blended Funds are commonly referred to as "Fund of Funds".

Certain prior year amounts have been adjusted to conform with current year presentation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price, or official close price, on the principal exchange on which they were traded, or, in the absence of any sale, or official close price, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, excluding asset-backed and mortgage-backed securities, are valued at the mean of the last bid and asked prices available. Asset-backed and mortgage-backed securities are valued at the last bid price. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Certain fixed income securities are valued by the sub-adviser using various methodologies. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value.

The Blended Funds and Institutional Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.


B. REPURCHASE AGREEMENTS


Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract if the counterparty does not perform under the contract. The Funds, in their normal course of business, may enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds' exposure may include future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

     FINANCIAL FUTURES CONTRACTS -- The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS -- The Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party's ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are marked to market daily based upon quotations from market makers. When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption.

     Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk in excess of the amounts reported in the Statement of Assets and Liabilities, associated with both option contracts and swap contracts. The Funds bear the market risk arising from any change in index values or interest rates.

     FORWARD FOREIGN EXCHANGE CONTRACTS -- Certain Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     FOREIGN CURRENCY OPTIONS AND FUTURES -- The International Equity Fund and the Bond Funds may enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

     TBAS -- The Bond Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

     SWAP AGREEMENTS -- Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps. Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements, securities may be set aside as collateral by the Fund's custodian.

D. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.


E. FEDERAL INCOME TAXES


Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

F. DIVIDENDS TO SHAREHOLDERS

The Money Market Fund declares a dividend daily and payable monthly equal to its net investment income for that day. The Bond Funds declare and pay dividends from net investment income monthly. The Equity Index Fund, Value Equity Fund and Growth Equity Fund declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund, International Equity Fund, the Blended Funds and the Institutional Blended Funds declare and pay dividends from net investment income annually. The Funds declare and pay distributions from capital gains, if available, annually. Distributions to shareholders are recorded on the ex-dividend date.

G. SECURITY TRANSACTIONS, INCOME AND REALIZED GAINS AND LOSSES

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

H. EXPENSES


Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as printing, transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEES

Pursuant to a separate investment advisory agreement, SBC Financial Services, Inc. ("SBCFS" or "Investment Advisor") acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee. SBCFS and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund's investments. Under the general supervision of SBCFS, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The advisory fees paid to SBCFS and aggregate sub-advisory fees paid to the sub-advisers, listed at the end of this report, are computed daily based upon the net assets of each Fund. The actual advisory and sub-advisory fees accrued during the period ended December 31, 2003, based upon average daily net assets, were as follows:

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Flexible Income                .10%               --
Growth & Income                .10%               --
Capital Opportunities          .10%               --
Global Equity                  .10%               --
Flexible Income I              .10%               --
Growth & Income I              .10%               --
Capital Opportunities I        .10%               --
Global Equity I                .10%               --
Money Market                   .14%              .07%
Low-Duration Bond              .20%              .21%
Medium-Duration Bond           .23%              .21%
Extended-Duration Bond         .27%              .22%
Equity Index                   .14%              .03%
Value Equity                   .43%              .27%

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Growth Equity                  .48%              .29%
Small Cap Equity               .30%              .79%
International Equity           .47%              .51%

For the period ended December 31, 2003, advisory fees and waivers for each Fund were as follows:

                          GROSS                     NET ADVISORY
                       ADVISORY FEE     WAIVERS         FEE
                       ------------   -----------   ------------
Flexible Income         $  273,519    $  (114,343)   $  159,176
Growth & Income          1,054,654        (21,177)    1,033,477
Capital Opportunities      803,747        (55,595)      748,152
Global Equity              687,853        (69,563)      618,290
Flexible Income I           13,907        (34,438)      (20,531)
Growth & Income I           33,200        (37,020)       (3,820)
Capital Opportunities
  I                         25,846        (37,372)      (11,526)
Global Equity I             11,400        (36,813)      (25,413)
Money Market             1,311,922        (22,759)    1,289,163
Low-Duration Bond        1,593,181       (441,527)    1,151,654
Medium-Duration Bond     1,839,564       (714,302)    1,125,262
Extended-Duration
  Bond                   1,203,470        (95,841)    1,107,629
Equity Index               510,356       (183,553)      326,803
Value Equity             4,511,177       (437,954)    4,073,223
Growth Equity            5,790,679     (1,146,568)    4,644,111
Small Cap Equity           901,742       (523,923)      377,819
International Equity     3,752,543     (1,263,010)    2,489,533

B. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Board of Trustees has adopted Shareholder Service Plans for the Retirement and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Retail Class and the Retirement Class of each Select Fund are authorized to pay service fees of 0.15% and 0.19% of average daily net assets, respectively. Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the Retail Class of each Select Fund and 0.06% by the Retail Class of each Blended Fund.


C. EXPENSE LIMITATION

SBCFS has agreed, through April 30, 2004, to waive fees and reimburse expenses of the Retail Class, Retirement Class and the Institutional Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class's average daily net assets as follows:

                            RETAIL   RETIREMENT   INSTITUTIONAL
FUND                        CLASS      CLASS          CLASS
----                        ------   ----------   -------------
Flexible Income               .35%       .13%           --
Growth & Income               .45%       .13%           --
Capital Opportunities         .55%       .13%           --
Global Equity                 .42%       .13%           --
Flexible Income I              --         --           .17%
Growth & Income I              --         --           .17%
Capital Opportunities I        --         --           .17%
Global Equity I                --         --           .17%
Money Market                  .72%       .46%          .27%
Low-Duration Bond             .85%       .61%          .45%
Medium-Duration Bond          .90%       .62%          .50%
Extended-Duration Bond       1.05%       .73%          .65%
Equity Index                  .45%       .40%          .25%
Value Equity                 1.15%       .90%          .76%
Growth Equity                1.24%       .99%          .87%
Small Cap Equity             1.50%      1.25%         1.18%
International Equity         1.35%      1.15%          .97%

During the period January 1, 2003 through April 30, 2003, SBCFS agreed to waive fees and reimburse expenses of the Retail Class (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceeded, in the aggregate, the annual percentage rate of each class's average daily net assets for the following Funds:

                                               RETAIL
FUND                                           CLASS
----                                           ------
Flexible Income                                  .48%
Growth & Income                                  .48%
Global Equity                                    .48%
Money Market                                     .75%
International Equity                            1.45%

During the period January 1, 2003 through July 15, 2003, SBCFS agreed to waive fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceeded, in the aggregate, the annual percentage rate of each class's average daily net assets for the following Funds/Class:

                                             EXPENSE
FUND                                          RATIO
----                                         -------
Capital Opportunities -- Retail Class          .48%
Money Market -- Institutional Class            .25%
International Equity -- Institutional
  Class                                        .96%

During the period January 1, 2003 through October 31, 2003, SBCFS agreed to waive fees and reimburse expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceeded, in the aggregate, the annual percentage rate of each class's average daily net assets for the Growth Equity Fund as follows:

                          RETAIL   RETIREMENT   INSTITUTIONAL
FUND                      CLASS      CLASS          CLASS
----                      ------   ----------   -------------
Growth Equity              1.15%      .90%           .78%

D. BROKERAGE SERVICE AND OTHER ARRANGEMENTS

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. The amount of expenses paid through Brokerage Service Arrangements for the period ended December 31, 2003 were as follows:

                                       EXPENSES PAID
                                     THROUGH BROKERAGE
FUND                                SERVICE ARRANGEMENTS
----                                --------------------
Value Equity                              $198,121
Growth Equity                              196,500
Small Cap Equity                           193,693
International Equity                       169,073

In addition, the Funds have entered into arrangements with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each Fund's expenses. During the period ended December 31, 2003, expenses reduced were as follows:


                                          REDUCTION TO
FUND                                        EXPENSES
----                                      ------------
Flexible Income                             $ 1,024
Growth & Income                                 395
Capital Opportunities                           232
Global Equity                                   249
Flexible Income I                                55
Growth & Income I                                47
Capital Opportunities I                          48
Global Equity I                                  51
Money Market                                  7,950
Low-Duration Bond                            28,847
Medium-Duration Bond                         18,975
Extended-Duration Bond                        3,392
Equity Index                                    443
Value Equity                                  6,728
Growth Equity                                 1,036
Small Cap Equity                                454
International Equity                            726


E. ADMINISTRATOR, TRANSFER AGENT AND DISTRIBUTOR

Certain employees of PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., are officers of the Funds. PFPC serves as Administrator and Transfer agent of the Funds. For its services as Administrator, PFPC is entitled to receive fees, computed daily and paid monthly, based upon the average daily net assets of each Fund. The fees currently range between .008% and .0375% of average net assets, excluding out of pocket expenses. For its services as Transfer Agent, PFPC receives a fee based mainly upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the period ended December 31, 2003, PFPC received $3,978,572 in fees and expenses (net of waivers of $98,658) for services rendered under the various agreements described above.

PFPC Distributors, Inc. ("PDI"), also an indirect, wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Distributor for the Funds. The Funds do not pay any fees to PDI in its capacity as distributor.

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds' custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At December 31, 2003, the market values of loaned securities and collateral received were as follows:

                         MARKET VALUE OF     MARKET VALUE OF
FUND                    SECURITIES LOANED      COLLATERAL
----                    -----------------    ---------------
Money Market              $ 10,440,941        $ 10,646,830
Low-Duration Bond          278,262,422         281,449,299
Medium-Duration Bond       188,293,358         191,665,808
Extended-Duration Bond     133,234,273         135,859,041
Equity Index                24,818,321          25,487,050
Value Equity               133,585,805         137,009,843
Growth Equity               70,392,278          72,225,032
Small Cap Equity           102,781,263         106,633,119
International Equity        82,411,268          86,048,255

5. INVESTMENT TRANSACTIONS

For the period ended December 31, 2003, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) aggregated for each Fund are as follows:


                                       SALE AND MATURITY
FUND                     PURCHASES         PROCEEDS
----                    ------------   -----------------
Flexible Income         $ 12,700,000     $ 41,272,612
Growth & Income           68,250,000      151,085,553
Capital Opportunities     45,250,000       73,615,223
Global Equity             28,000,000       37,844,308
Flexible Income I         28,485,835          830,000
Growth & Income I         65,199,205          650,000
Capital Opportunities
  I                       50,315,222          550,000
Global Equity I           21,644,308          200,000
Low-Duration             165,213,321      285,389,930
Medium-Duration          397,319,678      550,703,208
Extended-Duration         88,238,153      323,794,977
Equity Index              33,110,742        3,799,102
Value Equity             561,146,855      538,762,187
Growth Equity            850,858,533      844,684,983
Small Cap Equity         407,536,059      370,129,109
International Equity     279,163,464      262,113,190


For the period ended December 31, 2003, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations aggregated for each Fund are as follows:

                                        SALE AND MATURITY
FUND                     PURCHASES          PROCEEDS
----                   --------------   -----------------
Flexible Income        $   23,827,663    $   25,437,337
Growth & Income            39,942,613        36,731,457
Capital Opportunities      15,650,152        15,183,375
Flexible Income I           1,674,066         1,377,124
Growth & Income I           3,000,856         2,330,792
Capital Opportunities
  I                         1,222,220           965,048
Low-Duration              966,444,605       938,336,765
Medium-Duration         3,171,897,070     3,218,419,078
Extended-Duration         434,484,701       215,310,694

FUTURES CONTRACTS
Investments in securities as of December 31, 2003, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
FLEXIBLE INCOME FUND
  March 2004 S&P 500                             $   89,956                2            $ 1,098,625           $   22,337
                                                                                                              ==========
GROWTH & INCOME FUND
  March 2004 S&P 500                             $  714,651               41             11,383,650           $  453,153
                                                                                                              ==========
CAPITAL OPPORTUNITIES FUND
  March 2004 S&P 500                             $  914,551               43             11,938,950           $  527,791
                                                                                                              ==========
GLOBAL EQUITY FUND
  March 2004 S&P 500                             $1,259,385               74             20,546,100           $  703,681
                                                                                                              ==========
FLEXIBLE INCOME FUND I
  March 2004 S&P 500 E-Mini                      $    9,995                2                111,060           $    3,732
                                                                                                              ==========
GROWTH & INCOME FUND I
  March 2004 S&P 500 E-Mini                      $   69,965               11                610,830           $   18,081
                                                                                                              ==========
CAPITAL OPPORTUNITIES FUND I
  March 2004 S&P 500 E-Mini                      $   79,961               13                721,890           $   29,231
                                                                                                              ==========
GLOBAL EQUITY FUND I
  March 2004 S&P 500 E-Mini                      $   54,973                8                444,240           $   14,191
                                                                                                              ==========

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
LOW-DURATION BOND FUND
  December 2004 90-Day Euro                      $   19,202               16            $ 3,913,600           $   35,200
  December 2005 90-Day Euro                      $   75,631               64             15,414,400               12,000
  March 2004 10-Year Euro-Bund                   $   21,930               17              2,425,631               23,816
  March 2004 10-Year U.S. Treasury Note          $  172,655               41              4,602,891               34,403
  March 2004 2-Year U.S. Treasury Note           $1,637,156              348             74,488,312              249,326
  March 2004 5-Year U.S. Treasury Note           $1,085,679             (110)            12,278,750             (110,679)
  March 2007 90-Day Euro                         $  170,118               79             18,815,825               57,275
                                                                                                              ----------
                                                                                                              $  301,341
                                                                                                              ==========
MEDIUM-DURATION BOND FUND
  December 2004 3-Month EURIBOR                  $   11,498                3            $   920,472           $    1,517
  December 2004 90-Day LIBOR                     $   74,531               28              5,966,683              (15,752)
  June 2004 90-Day LIBOR                         $   21,384                8              1,711,927               (9,199)
  March 2004 10-Year Euro-Bund                   $  532,908              299             42,662,563              654,395
  March 2004 10-Year U.S. Treasury Note          $1,312,938              583             65,450,859              422,181
  March 2004 2-Year U.S. Treasury Note           $  153,199               82             17,551,844               65,256
  March 2004 5-Year U.S. Treasury Note           $  165,881             (101)            11,274,125               (6,219)
  March 2004 90-Day LIBOR                        $   21,422                8              1,714,970               (9,400)
  March 2004 U.S. Treasury Bond                  $   87,688               67              7,323,938              (32,927)
  March 2005 90-Day LIBOR                        $   74,430               28              5,958,538              (70,752)
  March 2007 90-Day Euro                         $  205,282               69             16,434,075               50,025
  September 2004 2005 90-Day LIBOR               $   24,002                9              1,921,487              (15,985)
  September 2004 90-Day Euro                     $    3,923                1                245,613                1,870
                                                                                                              ----------
                                                                                                              $1,035,010
                                                                                                              ==========
EQUITY INDEX FUND
  March 2004 S&P 500                             $  954,531               36              9,995,400           $  436,185
                                                                                                              ==========
VALUE EQUITY FUND
  March 2004 Russell 1000                        $  129,936                2                593,900           $   20,013
  March 2004 S&P 500                             $3,808,128              106             29,430,900            1,190,663
                                                                                                              ----------
                                                                                                              $1,210,676
                                                                                                              ==========
GROWTH EQUITY FUND
  March 2004 S&P 500                             $3,803,131              156             43,313,400           $1,736,764
                                                                                                              ==========
SMALL CAP EQUITY FUND
  March 2004 Russell 1000                        $  941,262               27              7,522,200           $  182,913
  March 2004 S&P 500                             $  972,795               28              7,774,200              289,757
                                                                                                              ----------
                                                                                                              $  472,670
                                                                                                              ==========

FORWARD FOREIGN CURRENCY CONTRACTS


As of December 31, 2003, the following Funds have forward foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                               AMOUNT OF FOREIGN                        AMOUNT OF FOREIGN   NET UNREALIZED
                            CURRENCY TO BE      CURRENCY TO BE       CURRENCY TO BE      CURRENCY TO BE     APPRECIATION/
FUND/EXPIRATION DATE          DELIVERED            DELIVERED            RECEIVED            RECEIVED        (DEPRECIATION)
--------------------      ------------------   -----------------   ------------------   -----------------   --------------
LOW-DURATION BOND FUND
  1/7/2004                European Euro                  178,000   US Dollars                  214,503       $    (9,030)
  1/7/2004                Swedish Krona               47,059,717   US Dollars                6,092,661          (428,371)
  1/8/2004                European Euro                2,453,938   US Dollars                2,846,569          (235,003)
  1/8/2004                European Euro                5,280,214   US Dollars                6,283,455          (347,256)
  1/12/2004               Canadian Dollars             7,814,580   US Dollars                5,982,522       $   (50,582)
  2/10/2004               US Dollars                      79,176   European Euro                63,000              (135)
                                                                                                             -----------
                                                                                                             $(1,070,377)
                                                                                                             ===========
MEDIUM-DURATION BOND
  FUND
  1/7/2004                European Euro                  679,000   US Dollars                  846,026       $    (6,664)
  1/7/2004                European Euro                  825,000   US Dollars                1,040,178             4,142
  1/7/2004                European Euro                  986,000   US Dollars                1,188,200           (50,020)
  1/7/2004                European Euro                1,258,000   US Dollars                1,560,489           (19,310)
  1/7/2004                US Dollars                     841,024   European Euro               680,000            12,921
  1/7/2004                US Dollars                   5,577,043   European Euro             4,613,000           215,970
  1/9/2004                European Euro                  660,192   US Dollars                  782,988           (46,035)
  1/23/2004               British Pounds                 297,000   US Dollars                  512,983           (15,913)
  2/10/2004               European Euro                6,004,282   US Dollars                6,938,069          (594,921)
  2/10/2004               European Euro               12,983,424   US Dollars               14,989,623        (1,299,417)
  2/10/2004               US Dollars                   2,658,189   European Euro             2,301,463           229,233
  2/10/2004               US Dollars                     535,936   European Euro               464,014            46,217
  2/10/2004               US Dollars                   3,946,069   European Euro             3,416,510           340,295
  3/11/2004               South African Rand           6,233,299   US Dollars                  957,790            39,282
                                                                                                             -----------
                                                                                                             $(1,144,220)
                                                                                                             ===========
GROWTH EQUITY
  3/17/2004               European Euro                3,693,892   US Dollars                4,567,497       $   (62,395)
  3/17/2004               European Euro                3,339,076   US Dollars                4,120,754           (64,416)
                                                                                                             -----------
                                                                                                             $  (126,811)
                                                                                                             ===========
INTERNATIONAL EQUITY
  1/20/2004               Japanese Yen               137,983,755   Canadian Dollars          1,688,288       $    18,124
  1/30/2004               British Pounds               7,805,000   US Dollars               13,183,269          (708,109)
  3/4/2004                Japanese Yen                77,445,300   US Dollars                  670,000           (52,133)
  5/12/2004               Swiss Francs                 2,244,287   British Pounds              999,193           (49,847)
  5/26/2004               Swiss Francs                 3,125,749   Japanese Yen            261,562,643           (80,889)
                                                                                                             -----------
                                                                                                             $  (872,854)
                                                                                                             ===========

OPTIONS WRITTEN


Transactions in options written for the period ended December 31, 2003, were as follows:

                                                              NUMBER OF     PREMIUMS
LOW-DURATION BOND FUND                                        CONTRACTS     RECEIVED
----------------------                                        ---------    ----------
Options written, 12/31/02                                          --      $       --
                                                               ------      ----------
Options written                                                 9,052       1,251,554
Option expired                                                 (3,432)       (656,030)
Options closed                                                     --              --
                                                               ------      ----------
Options written, 12/31/03                                       5,620      $  595,524
                                                               ======      ==========

                                                              NUMBER OF     PREMIUMS
MEDIUM-DURATION BOND FUND                                     CONTRACTS     RECEIVED
-------------------------                                     ---------    ----------
Options written, 12/31/02                                       5,490      $1,553,865
                                                               ------      ----------
Options written                                                15,513       1,790,939
Option expired                                                 (9,636)       (467,504)
Options closed                                                 (1,220)        (99,265)
                                                               ------      ----------
Options written, 12/31/03                                      10,147      $2,778,035
                                                               ======      ==========

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the period ended December 31, 2003 and the year ended December 31, 2002, are as follows:

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
FLEXIBLE INCOME FUND                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               256,101    $       2,445,310          1,670,545    $     16,393,393
Retirement Class                         2,999,652           38,722,374          3,611,419          46,311,965
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                               110,248            1,037,416            107,505             980,449
Retirement Class                           800,930           10,412,089            987,456          12,264,206
SHARES REDEEMED:
Retail Class                               (56,429)            (541,956)           (30,529)           (292,173)
Retirement Class                        (5,542,161)         (71,606,987)        (5,132,185)        (66,166,610)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (1,431,659)   $     (19,531,754)         1,214,211    $      9,491,230
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
GROWTH & INCOME FUND                   SHARES               VALUE              SHARES              VALUE
--------------------               ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               335,318    $       3,061,096          1,804,916    $     17,382,391
Retirement Class                         9,190,592          118,949,665         10,191,589         126,341,627
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                               148,121            1,373,027            165,812           1,385,998
Retirement Class                         3,751,332           50,267,852          5,235,297          62,038,270
SHARES REDEEMED:
Retail Class                               (80,573)            (707,318)           (69,225)           (640,608)
Retirement Class                       (15,705,780)        (198,857,253)       (15,192,703)       (189,399,981)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                 (2,360,990)   $     (25,912,931)         2,135,686    $     17,107,697
                                   ===============    =================    ===============    ================


                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
CAPITAL OPPORTUNITIES FUND             SHARES               VALUE              SHARES              VALUE
--------------------------         ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               250,222    $       2,262,504          1,164,775    $     11,131,515
Retirement Class                         5,903,866           74,733,730          6,015,900          72,058,224
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                47,212              455,568             58,034             467,756
Retirement Class                         1,739,145           23,652,360          2,467,745          27,712,780
SHARES REDEEMED:
Retail Class                              (122,322)          (1,106,643)           (26,707)           (232,493)
Retirement Class                        (8,385,067)        (103,428,690)        (7,786,137)        (92,920,831)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                   (566,944)   $      (3,431,171)         1,893,610    $     18,216,951
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
GLOBAL EQUITY FUND                     SHARES               VALUE              SHARES              VALUE
------------------                 ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               148,557    $       1,304,684          1,668,192    $     15,788,091
Retirement Class                         5,255,047           63,303,472          4,934,351          56,608,076
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                11,098              110,871             18,489             142,735
Retirement Class                           371,322            5,053,687            601,538           6,310,135
SHARES REDEEMED:
Retail Class                               (37,275)            (319,476)           (33,843)           (271,873)
Retirement Class                        (6,113,995)         (70,734,256)        (7,942,881)        (91,353,777)
                                   ---------------    -----------------    ---------------    ----------------
Net decrease                              (365,246)   $      (1,281,018)          (754,154)   $    (12,776,613)
                                   ===============    =================    ===============    ================

                                          FLEXIBLE INCOME FUND I                 GROWTH & INCOME FUND I
                                   ------------------------------------    -----------------------------------
                                         FOR THE PERIOD 07/01/03                 FOR THE PERIOD 07/01/03
                                       (COMMENCEMENT OF OPERATIONS)           (COMMENCEMENT OF OPERATIONS)
                                             THROUGH 12/31/03                       THROUGH 12/31/03
                                   ------------------------------------    -----------------------------------
                                       SHARES               VALUE              SHARES              VALUE
                                   ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              2,963,771    $      29,681,126          6,980,068    $     70,055,135
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                 34,697              357,383            170,077           1,804,518
SHARES REDEEMED                           (221,947)          (2,259,021)          (375,070)         (3,911,770)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             2,776,521    $      27,779,488          6,775,075    $     67,947,883
                                   ===============    =================    ===============    ================


                                       CAPITAL OPPORTUNITIES FUND I               GLOBAL EQUITY FUND I
                                   ------------------------------------    -----------------------------------
                                         FOR THE PERIOD 07/01/03                 FOR THE PERIOD 07/01/03
                                       (COMMENCEMENT OF OPERATIONS)           (COMMENCEMENT OF OPERATIONS)
                                             THROUGH 12/31/03                       THROUGH 12/31/03
                                   ------------------------------------    -----------------------------------
                                       SHARES               VALUE              SHARES              VALUE
                                   ---------------    -----------------    ---------------    ----------------
SHARES SOLD                              5,287,084           53,184,082          2,324,815          23,434,827
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS                                 88,095              976,975             18,045             209,318
SHARES REDEEMED                           (200,958)          (2,151,481)          (133,051)         (1,424,993)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             5,174,221    $      52,009,576          2,209,809    $     22,219,152
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
        MONEY MARKET FUND              SHARES               VALUE              SHARES              VALUE
        -----------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                             3,800,874    $       3,800,874         18,106,642    $     18,106,642
Retirement Class                     3,475,735,151        3,475,735,152      2,391,998,542       2,391,998,542
Institutional Class                     88,426,471           88,426,471          6,411,127           6,411,127
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                62,338               62,338            213,286             213,286
Retirement Class                         4,666,721            4,666,721          9,311,070           9,311,070
Institutional Class                        310,135              310,135             98,177              98,177
SHARES REDEEMED:
Retail Class                           (12,365,637)         (12,365,637)        (2,568,089)         (2,568,089)
Retirement Class                    (3,533,632,077)      (3,533,632,077)    (2,491,264,245)     (2,491,264,245)
Institutional Class                    (30,856,125)         (30,856,125)        (1,041,113)         (1,041,113)
                                   ---------------    -----------------    ---------------    ----------------
Net decrease                            (3,852,149)   $      (3,852,148)       (68,734,603)   $    (68,734,603)
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
     LOW-DURATION BOND FUND            SHARES               VALUE              SHARES              VALUE
     ----------------------        ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               370,361    $       3,629,836          1,793,207    $     17,762,300
Retirement Class                        12,488,144          165,022,970         10,218,265         134,402,258
Institutional Class                      9,852,397           96,600,779            607,288           6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                               109,633            1,061,162            122,635           1,206,161
Retirement Class                         2,037,432           26,739,288          2,813,339          36,945,105
Institutional Class                        215,429            2,072,803             40,373             395,941
SHARES REDEEMED:
Retail Class                              (270,351)          (2,642,616)          (123,568)         (1,220,973)
Retirement Class                       (16,633,651)        (220,077,046)       (17,206,689)       (226,065,358)
Institutional Class                     (5,065,621)         (49,650,731)            (2,556)            (25,249)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                  3,103,773    $      22,756,445         (1,737,706)   $    (30,599,815)
                                   ===============    =================    ===============    ================


                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
    MEDIUM-DURATION BOND FUND          SHARES               VALUE              SHARES              VALUE
    -------------------------      ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               567,749    $       5,488,636          1,906,394    $     18,677,236
Retirement Class                        16,034,944          221,272,485         16,093,582         218,282,492
Institutional Class                      8,179,822           79,295,587            689,176           6,727,106
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                               196,599            1,867,741            183,456           1,767,411
Retirement Class                         3,312,192           45,476,001          4,320,283          58,449,894
Institutional Class                        351,398            3,313,145             72,704             696,779
SHARES REDEEMED:
Retail Class                              (354,296)          (3,428,706)           (78,013)           (760,212)
Retirement Class                       (21,454,483)        (296,969,385)       (25,611,700)       (346,415,094)
Institutional Class                     (4,259,150)         (41,269,488)            (2,609)            (25,441)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                  2,574,775    $      15,046,016         (2,426,727)   $    (42,599,829)
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
   EXTENDED-DURATION BOND FUND         SHARES               VALUE              SHARES              VALUE
   ---------------------------     ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               546,676    $       5,402,567          1,780,621    $     17,558,639
Retirement Class                        13,108,503          198,325,568          9,912,940         141,473,893
Institutional Class                      4,850,745           48,928,974            602,410           6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                               416,507            3,973,266            272,045           2,612,870
Retirement Class                         2,448,979           36,713,639          2,110,905          30,277,376
Institutional Class                        375,173            3,566,652             72,741             698,808
SHARES REDEEMED:
Retail Class                              (506,408)          (5,012,043)          (346,633)         (3,336,503)
Retirement Class                       (16,949,095)        (258,599,321)       (12,725,946)       (181,561,981)
Institutional Class                     (2,757,539)         (27,568,450)            (2,630)            (26,174)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             1,533,541    $       5,730,852          1,676,453    $     13,696,928
                                   ===============    =================    ===============    ================


                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
        EQUITY INDEX FUND              SHARES               VALUE              SHARES              VALUE
        -----------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               186,065    $       1,502,533          1,723,247    $     16,231,143
Retirement Class                         5,647,274           73,655,508          4,534,401          59,262,983
Institutional Class                      4,461,868           36,455,381            638,298           6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                32,121              278,529             43,629             335,885
Retirement Class                           260,606            3,723,527            359,710           4,534,816
Institutional Class                         45,263              403,725             17,473             133,846
SHARES REDEEMED:
Retail Class                               (88,596)            (708,958)           (30,424)           (244,278)
Retirement Class                        (5,386,315)         (71,239,038)        (5,822,653)        (79,608,284)
Institutional Class                     (1,529,027)         (12,857,703)            (2,887)            (26,469)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             3,629,259    $      31,213,504          1,460,794    $      6,619,642
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
        VALUE EQUITY FUND              SHARES               VALUE              SHARES              VALUE
        -----------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               239,944    $       2,063,770          1,792,054    $     16,791,746
Retirement Class                         8,378,960          110,320,265          5,902,283          76,944,949
Institutional Class                     11,711,145          101,805,688            682,607           6,440,400
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                40,211              369,031             40,519             338,252
Retirement Class                         1,121,254           15,815,795          1,234,129          15,730,370
Institutional Class                         94,136              913,660             17,310             145,231
SHARES REDEEMED:
Retail Class                               (97,837)            (831,105)           (44,669)           (369,131)
Retirement Class                       (13,311,092)        (175,057,679)        (7,492,522)       (100,715,917)
Institutional Class                     (5,442,301)         (47,926,854)           (30,628)           (236,697)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             2,734,420    $       7,472,571          2,101,083    $     15,069,203
                                   ===============    =================    ===============    ================


                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
       GROWTH EQUITY FUND              SHARES               VALUE              SHARES              VALUE
       ------------------          ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               365,073    $       2,947,648          1,802,792    $     17,029,868
Retirement Class                        12,352,654          155,965,573         17,230,594         217,156,015
Institutional Class                     13,561,260          111,472,774            644,374           6,165,400
SHARES REDEEMED:
Retail Class                              (151,376)          (1,217,720)           (55,258)           (429,932)
Retirement Class                       (17,498,144)        (220,165,499)       (10,369,145)       (134,588,500)
Institutional Class                     (5,521,123)         (46,186,040)            (2,935)            (27,620)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             3,108,344    $       2,816,736          9,250,422    $    105,305,231
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
      SMALL CAP EQUITY FUND            SHARES               VALUE              SHARES              VALUE
      ---------------------        ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               462,903    $       4,701,696          1,677,766    $     16,348,685
Retirement Class                        10,543,219          135,857,768          8,191,337          98,180,698
Institutional Class                      3,640,755           35,234,158            639,470           6,285,000
SHARES REDEEMED:
Retail Class                              (135,569)          (1,346,215)           (43,559)           (364,433)
Retirement Class                        (9,413,284)        (116,448,337)        (9,860,076)       (120,314,748)
Institutional Class                     (2,053,288)         (21,163,131)           (29,239)           (229,684)
                                   ---------------    -----------------    ---------------    ----------------
Net increase (decrease)                  3,044,736    $      36,835,939            575,699    $        (94,482)
                                   ===============    =================    ===============    ================

                                       FOR THE YEAR ENDED 12/31/03             FOR THE YEAR ENDED 12/31/02
                                   ------------------------------------    -----------------------------------
    INTERNATIONAL EQUITY FUND          SHARES               VALUE              SHARES              VALUE
    -------------------------      ---------------    -----------------    ---------------    ----------------
SHARES SOLD:
Retail Class                               163,727    $       1,560,959          1,716,277    $     15,791,132
Retirement Class                        14,644,611          157,879,504          9,250,407          97,896,260
Institutional Class                      8,174,211           75,814,682            645,856           6,000,000
SHARES ISSUED IN REINVESTMENT OF
  DIVIDENDS:
Retail Class                                24,358              265,255             18,906             154,094
Retirement Class                           861,759           11,108,069            787,451           7,567,407
Institutional Class                         72,461              797,069              9,920              81,443
SHARES REDEEMED:
Retail Class                               (40,947)            (379,887)           (21,992)           (188,156)
Retirement Class                       (16,770,240)        (180,433,081)        (9,425,678)        (99,683,230)
Institutional Class                     (4,344,837)         (41,517,645)            (2,881)            (26,444)
                                   ---------------    -----------------    ---------------    ----------------
Net increase                             2,785,103    $      25,094,925          2,978,266    $     27,592,506
                                   ===============    =================    ===============    ================


7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated October 21, 2003, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund Shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.12% per annum. Each Fund had no borrowings outstanding during the period ended December 31, 2003.

8. FEDERAL INCOME TAXES

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, paydowns, losses deferred due to wash sales, investments in passive foreign investment companies and excise tax regulations. Distributions during the period January 1, 2003, through

December 31, 2003 were characterized as follows for tax purposes:


                              ORDINARY      LONG-TERM     RETURN OF      TOTAL
FUND                           INCOME      CAPITAL GAIN    CAPITAL    DISTRIBUTION
----                         -----------   ------------   ---------   ------------
Flexible Income        2003  $ 4,674,701   $ 6,798,990          --    $11,473,691
                       2002    9,781,693     3,462,350          --     13,244,043
Growth & Income        2003   29,857,219    21,796,066          --     51,653,285
                       2002   37,309,441    26,116,347          --     63,425,788
Capital Opportunities  2003   15,708,591     8,401,297          --     24,109,888
                       2002   18,417,652     9,766,603          --     28,184,255
Global Equity          2003    5,164,553            --          --      5,164,553
                       2002    6,452,783            --          --      6,452,783
Flexible Income I      2003      357,383            --          --        357,383
Growth & Income I      2003    1,782,721        21,797          --      1,804,518
Capital Opportunities
  I                    2003      943,918        33,057          --        976,975
Global Equity I        2003      194,633        14,685          --        209,318
Money Market           2003    7,918,076            --          --      7,918,076
                       2002   14,515,587            --          --     14,515,587
Low-Duration Bond      2003   25,512,205     4,364,359          --     29,876,564
                       2002   36,617,084     1,930,128          --     38,547,212
Medium-Duration Bond   2003   43,170,685     7,497,478          --     50,668,163
                       2002   55,633,960     5,292,354          --     60,926,314
Extended-Duration
  Bond                 2003   23,645,972    20,612,648          --     44,258,620
                       2002   30,750,822     2,838,223          --     33,589,045
Equity Index           2003    4,405,649            --          --      4,405,649
                       2002    4,604,015       400,546          --      5,004,561
Value Equity           2003   17,107,697            --          --     17,107,697
                       2002   16,185,464            --     138,432     16,323,896
International Equity   2003   12,170,411            --          --     12,170,411
                       2002    7,623,004            --     179,894      7,802,898


At December 31, 2003, the components of distributable earnings on a tax basis were as follows:

                        UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                          ORDINARY        LONG-TERM      APPRECIATION
FUND                       INCOME       CAPITAL GAIN    (DEPRECIATION)
----                    -------------   -------------   --------------
Flexible Income          $ 2,174,476    $   1,693,516    $ 44,392,327
Growth & Income              609,194       11,665,555     157,413,777
Capital Opportunities        384,626        4,173,190     107,307,530
Global Equity                467,766          704,936      93,531,313
Flexible Income I            315,912          148,653         395,695
Growth & Income I             31,498          788,541       3,219,433
Capital Opportunities
  I                           28,523          336,951       5,118,389
Global Equity I               31,120           17,181       3,414,781
Money Market                       0           (9,501)              0
Low-Duration Bond         (1,119,835)         983,584       4,455,026
Medium-Duration Bond       1,929,110        2,498,799      14,211,297
Extended-Duration Bond     1,508,138        3,467,336      23,368,863
Equity Index                 510,613       (6,794,336)     33,841,959
Value Equity                 193,281      (69,996,687)    138,139,244
Growth Equity                      0     (319,588,772)    138,443,306
Small Cap Equity                   0      (10,518,709)     69,841,462
International Equity       1,013,245     (104,894,370)    145,239,101

For federal income tax purposes, capital loss carryovers, and their expiration dates, were as follows as of December 31, 2003:

                        EXPIRING       EXPIRING       EXPIRING
FUND                   12/31/2009     12/31/2010     12/31/2011       TOTAL
----                   -----------   ------------   ------------   ------------
Money Market                    --             --   $      9,501   $      9,501
Equity Index                    --   $  6,794,336             --      6,794,336
Value Equity           $17,975,158     52,021,529             --     69,996,687
Growth Equity           65,899,400    125,035,753    123,296,507    314,231,660
Small Cap Equity                --     10,518,709             --     10,518,709
International Equity    11,896,098     57,870,668     35,127,604    104,894,370

For federal income tax purposes, post-October loss deferrals, which will reverse in 2004, were as follows as of December 31, 2003:

FUND                           CAPITAL     FX AND PFIC     TOTAL
----                          ----------   -----------   ----------
Low-Duration Bond                     --    $332,238     $  332,238
Growth Equity                 $5,357,112          --      5,357,112
International Equity                  --      40,566         40,566

At December 31, 2003, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was as follows:

                           NET UNREALIZED
                           APPRECIATION/    APPRECIATED    DEPRECIATED
FUND                       (DEPRECIATION)    SECURITIES     SECURITIES
----                       --------------   ------------   ------------
Flexible Income             $ 44,392,327    $ 44,930,324   $   (537,997)
Growth & Income              157,413,777     163,466,741     (6,052,964)
Capital Opportunities        107,307,530     113,427,083     (6,119,553)
Global Equity                 93,531,313     101,636,558     (8,105,245)
Flexible Income I                395,695       1,045,533       (649,838)
Growth & Income I              3,219,433       5,106,204     (1,886,771)
Capital Opportunities I        5,118,389       5,858,407       (740,018)
Global Equity I                3,414,781       3,414,781              0
Money Market                           0               0              0
Low-Duration Bond              4,417,236       8,926,581     (4,509,345)
Medium-Duration Bond          15,748,862      23,870,439     (8,121,577)
Extended-Duration Bond        23,337,546      25,297,605     (1,960,059)
Equity Index                  33,841,959      92,622,362    (58,780,403)
Value Equity                 138,139,245     197,306,161    (59,166,916)
Growth Equity                138,570,117     170,633,071    (32,062,954)
Small Cap Equity              69,841,462      76,082,770     (6,241,308)
International Equity         145,386,326     192,390,644    (47,004,318)

]The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.


At December 31, 2003, the aggregate cost for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

                                                     FEDERAL
FUND                                                 TAX COST
----                                              --------------
Flexible Income                                      229,113,909
Growth & Income                                      985,150,354
Capital Opportunities                                806,237,338
Global Equity                                        728,063,216
Flexible Income I                                     28,254,266
Growth & Income I                                     68,770,177
Capital Opportunities I                               52,370,410
Global Equity I                                       22,267,584
Money Market                                         921,287,130
Low-Duration Bond                                  1,013,487,266
Medium-Duration Bond                               1,096,140,060
Extended-Duration Bond                               420,220,115
Equity Index                                         418,975,506
Value Equity                                       1,234,257,182
Growth Equity                                      1,287,939,020
Small Cap Equity                                     444,463,038
International Equity                                 928,061,132

At December 31, 2003, capital contributions, accumulated undistributed net investment income and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions. The following amounts were reclassified within the capital accounts:

                                                          ACCUMULATED
                                                         NET REALIZED
                                                        GAIN (LOSS) ON
                                         ACCUMULATED    INVESTMENTS AND
                            PAID IN     UNDISTRIBUTED      CURRENCY
FUND                        CAPITAL        INCOME        TRANSACTIONS
----                      -----------   -------------   ---------------
Flexible Income I         $    (4,195)   $    4,195                --
Growth & Income I              (4,921)        4,921                --
Capital Opportunities I        (4,921)        4,921                --
Global Equity I                (4,195)        4,195                --
Low-Duration Bond                  --     1,923,472       $(1,923,472)
Medium-Duration Bond         (256,575)    5,123,746        (4,867,171)
Extended-Duration Bond     (1,041,513)      512,369           529,144
Equity Index                       --        12,468           (12,468)
Value Equity                        1       125,411          (125,412)
Growth Equity                (893,724)      894,042              (318)
Small Cap Equity           (1,001,599)    1,040,616           (39,017)
International Equity               --      (265,363)          265,363

Net investment income, net realized gain (loss) on investments and net assets were not affected by these reclassifications.

At December 31, 2003, the Flexible Income, Flexible Income I, Global Equity I and International Equity Funds were subject to an excise tax, which was reimbursed by the Fund's Administrator.


9. RECLASSIFICATION OF SHORT TERM CAPITAL GAIN DISTRIBUTIONS RECEIVED



The Blended Funds have reclassified prior period short-term capital gain distributions received from their investments in the Select Funds from net investment income to net realized gain on investment securities. Prior year net investment income ratios and per share amounts in the financial highlights have also been modified accordingly. These reclassifications had no effect on the Fund's net asset value, either in total or per share, or its total increase (decrease) in net assets from operations during any period. This reclassification decreased net investment income and increased net realized gains for the year ended December 31, 2003 by the following amounts:



FUND                                                    AMOUNT
----                                                  ----------
Flexible Income                                       $  986,958
Growth & Income                                        3,857,611
Capital Opportunities                                  1,488,537
Flexible Income I                                        138,023
Growth & Income I                                        343,695
Capital Opportunities I                                  134,706

REPORT OF INDEPENDENT AUDITORS


To the Board of Trustees and Shareholders of AB Funds Trust:



In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund, Global Equity Fund, Flexible Income Fund I, Growth & Income Fund I, Capital Opportunities Fund I, Global Equity Fund I, Money Market Fund, Low-Duration Bond Fund, Medium-Duration Bond Fund, Extended-Duration Bond Fund, Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund (constituting AB Funds Trust, hereafter referred to as the "Trust") at December 31, 2003, and the results of each of their operations for the year then ended, and the changes in each of their net assets, and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP



February 11, 2004


(Except for the reclassifications referred to in Note No. 9 to Financial Statements, for which the date is November 1, 2004)

FUND MANAGEMENT (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 262-0511.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Michael R. Buster (11/18/57)     Since 2002    Executive Pastor, Prestonwood     17       None
 3656 Bridle Road                                   Baptist Church,
 Prosper, TX 75078                                  1989 - present
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Earl B. Patrick (6/3/44)         Since 2000    President and Chief Operating     17       Earl B. Patrick, Inc. --
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart,                      President, Director JSR
 500 N. Valley Mills Drive                          Realtors, Inc. d/b/a Coldwell              Building
 Waco, TX 76710                                     Banker Jim Stewart, Realtors,              Partnership -- Managing
 Trustee                                            1975 - present.                            Partner, JSR Land
                                                                                               Partnership -- Managing
                                                                                               Partner Meadowlake
                                                                                               Center -- General Partner,
                                                                                               Waco Assn. Of
                                                                                               Realtors -- Director, Baylor
                                                                                               Foundation -- Director, All
                                                                                               Peoples -- Director, Face to
                                                                                               Face Ministries,
                                                                                               Inc. -- Director
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Joseph A. Mack (11/22/39)        Since 2002    Director, Office of Public        17       None
 3400 Wilmot Ave.                                   Policy, South Carolina
 Columbia, SC 29205                                 Baptist Convention,
 Trustee                                            1999 - present
--------------------------------------------------------------------------------------------------------------------------------
 Mr. James Ray Taylor (10/19/33)      Since 2002    Retired 12/31/1994,               17       None
 3009 Tanglewood Park West                          Trustee -- Annuity Board,
 Fort Worth, Texas 76109                            1990 - 2000
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Owner, Jones Motorcars, Inc.      17       Annuity Board -- Trustee,
 Jones Motorcars, Inc.                              1957 - Present.                            Bank of Arkansas -- Director,
 3535 N. College Avenue                                                                        1996 - Present.
 Fayetteville, AR 72703-5108
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 George Tous Van Nijkerk (8/12/39)    Since 2000    Administrative Services           17       Annuity Board -- Trustee
 2401 Cedar Springs Road                            Director, Providence Baptist
 Dallas, Texas 75201-1498                           Church, 1991 - Present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and             N/A                   N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Treasurer                       Convention, 1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief       N/A                   N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present.
 Officer
--------------------------------------------------------------------------------------------------------------------------------
 O.S. Hawkins (8/6/47)                Since 2000    President and CEO, Annuity        N/A                   N/A
 2401 Cedar Springs Road                            Board of the Southern Baptist
 Dallas, TX 75201-1407                              Convention, 1997 - Present.
 President
--------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and      N/A                   N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 Senior Vice President                              Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and        N/A                   N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Secretary                       Convention, 1995 - Present.


-------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Messrs. Tous Van Nijkerk and Jones serve as trustees and are to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended.

INVESTMENT SUB-ADVISERS (Assets under management as of 12/31/03) (Unaudited) AB Funds Trust employs a broad array of proven investment managers for the benefit of their investors. Each manager is distinctive in their investment management process and business approach.

                                                                                               FIRM       TOTAL ASSETS
FUND                                                      SUB-ADVISER                       ESTABLISHED     MANAGED
----                                  ---------------------------------------------------   -----------   ------------
MONEY MARKET                          BlackRock Institutional Management Corporation           1988         $ 309 B
LOW-DURATION BOND                     BlackRock Advisors, Inc.                                 1988         $ 309 B
                                      Pacific Investment Management Company
                                      LLC ("PIMCO")                                            1971         $ 373 B
                                      Payden & Rygel                                           1984         $  50 B
MEDIUM-DURATION BOND                  Goldman Sachs Asset Management                           1984         $ 376 B
                                      Pacific Investment Management Company
                                      LLC ("PIMCO")                                            1971         $ 373 B
                                      Western Asset Management Company                         1971         $ 148 B
EXTENDED-DURATION BOND                Loomis Sayles & Company, L. P.                           1927         $  54 B
                                      STW Fixed Income Management Ltd.                         1977         $   9 B
EQUITY INDEX                          Northern Trust Investments, Inc.                         1889         $ 420 B
VALUE EQUITY                          Barrow, Hanley Mewhinney & Straus, Inc.                  1979         $  33 B
                                      Equinox Capital Management LLC                           1989         $   6 B
                                      Northern Trust Investments, Inc.                         1889         $ 420 B
                                      Numeric Investors L. P.                                  1989         $   7 B
GROWTH EQUITY                         RCM Capital Management, LLC                              1970         $  48 B
                                      Marsico Capital Management, LLC.                         1997         $  31 B
                                      Sands Capital Management, LLC                            1992         $   6 B
                                      TCW Investment Management Company                        1971         $  90 B
SMALL CAP EQUITY                      Aronson+Johnson+Ortiz, LP                                1984         $  15 B
                                      High Rock Capital LLC                                    1997         $   1 B
                                      Provident Investment Council, Inc.                       1951         $   6 B
                                      TimesSquare Capital Management, Inc.                     2000         $  43 B
                                      Northern Trust Investments, Inc                          1889         $ 420 B
INTERNATIONAL EQUITY                  Alliance Capital Management, L.P.                        1962         $ 485 B
                                      Capital Guardian Trust Company                           1931         $ 149 B
                                      Delaware International Advisers Ltd.                     1990         $  21 B
                                      Genesis Asset Managers Limited                           1981         $   7 B
                                      Oechsle International Advisors, LLC                      1986         $  14 B
                                      Philadelphia International Advisor, LP                   1956         $   4 B
                                      Walter Scott & Partners Limited                          1983         $   8 B
CUSTODIAN FOR AB FUNDS TRUST ASSETS   The Northern Trust Company                               1889         $1.8 Tr

You should consider the investment objectives, risks, charges and expenses of each investment fund carefully before investing. To obtain a prospectus with this and other information about AB Funds Trust call 1-800-262-0511, visit www.absbc.org or write to AB Funds Trust, 2401 Cedar Springs, Dallas, TX 75201-1498. Read it carefully before you invest. Shares of AB Funds Trust are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

           [AB FUNDS LOGO]

           2401 Cedar Springs Rd., Dallas, TX 75201-1498
           1.800.262.0511 - www.absbc.org



                                    Funds distributed by PFPC Distributors, Inc.
                                                                  760 Moore Road
                                                       King of Prussia, PA 19406

           Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72
                                                               Rev. 2/04    2233
           6754

ITEM 2. CODE OF ETHICS.

      (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

      (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

      (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Trustees has determined that it does not have an "audit committee financial expert" serving on its Audit Committee. While Registrant believes that each of the members of its Audit Committee has sufficient knowledge of accounting principles and financial statements to serve on the Audit Committee, none has the requisite experience to qualify as an "audit committee financial expert," as such term is defined by the Securities and Exchange Commission. The Board of Trustees intends to seek such a person for election to the Board and its Audit Committee; however, the Registrant and its Board of Trustees cannot specify a date for such election nor even assure that such search and election will be successful.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $211,000 for 2002 and $257,550 for 2003.

      (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

      (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $36,400 for 2002 and $39,000 for 2003.

      (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to its charter, the Audit Committee may choose to delegate the authority to grant pre-approvals to one or more of its members, each acting on behalf of the Audit Committee, provided, that the Audit Committee adopts policies and procedures detailed as to the particular service and designed to safeguard the continued independence of the auditors, consistent with the requirements of the Sarbanes-Oxley Act of 2002 and related SEC regulations, which shall then be used in making such pre-approvals, and further provided, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting. As of the end of the period covered by this report, the Audit Committee has not adopted such policies and procedures.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                  (b) Not applicable.

                  (c) 100%

                  (d) Not applicable.

      (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

      (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

      (h) Not applicable. The Registrant's independent auditors do not currently provide non-audit services to the Registrant's investment adviser or any of its control affiliates that provide ongoing services to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)      Not applicable.

      (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          AB Funds Trust


By (Signature and Title)*        /s/ John R. Jones
                         -------------------------------------------------------
                                 John R. Jones, President
                                 (principal executive officer)

Date      November 1, 2004
          ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ John R. Jones
                         -------------------------------------------------------
                                John R. Jones, President
                                (principal executive officer)

Date      November 1, 2004
          ----------------------------------------------------------------------



By (Signature and Title)*     /s/ Jeffrey P. Billinger
                         -------------------------------------------------------
                              Jeffrey P. Billinger, Vice President and Treasurer
                              (principal financial officer)


Date      November 1, 2004
          ----------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.